UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22555

FlexShares Trust

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, Pennsylvania 19103-6996

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 800-595-9111

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - 99.2%
Aerospace & Defense - 2.2%
AAR Corp.	8,976	$257,252
Aerovironment, Inc.*	1,760	45,038
Alliant Techsystems, Inc.	2,464	321,084
Astronics Corp.*	1,056	58,809
B/E Aerospace, Inc.*	1,408	82,129
The Boeing Co.	14,432	2,097,980
Cubic Corp.	3,168	165,655
Curtiss-Wright Corp.	4,752	316,151
DigitalGlobe, Inc.*	4,928	132,514
Ducommun, Inc.*	1,584	41,136
Engility Holdings, Inc.*	3,344	133,426
Esterline Technologies Corp.*	3,168	355,101
Exelis, Inc.	50,160	858,238
GenCorp, Inc.*	4,928	82,790
General Dynamics Corp.	5,632	750,239
HEICO Corp.	3,696	224,273
Hexcel Corp.	5,632	249,103
Honeywell International, Inc.	16,544	1,617,341
Huntington Ingalls Industries, Inc.	2,464	287,302
Kratos Defense & Security Solutions, Inc.*	15,312	74,416
L-3 Communications Holdings, Inc.	1,760	216,691
Lockheed Martin Corp.	7,040	1,326,125
Moog, Inc., Class A*	4,400	309,320
Northrop Grumman Corp.	4,928	773,450
Orbital Sciences Corp.*	4,400	123,596
Precision Castparts Corp.	2,816	563,482
Raytheon Co.	7,568	757,178
Rockwell Collins, Inc.	2,464	210,968
Sparton Corp.*	176	4,132
Spirit AeroSystems Holdings, Inc., Class A*	7,392	332,936
TASER International, Inc.*	4,752	128,351
Teledyne Technologies, Inc.*	2,288	217,451
Textron, Inc.	4,928	209,736
TransDigm Group, Inc.	704	144,693
Triumph Group, Inc.	13,728	783,320
United Technologies Corp.	18,832	2,161,537

		16,412,943

	Shares	Value
Common Stocks - (continued)
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc.*	14,080	$117,287
Atlas Air Worldwide Holdings, Inc.*	6,160	278,432
C.H. Robinson Worldwide, Inc.	4,928	350,972
Echo Global Logistics, Inc.*	1,056	27,878
Expeditors International of Washington, Inc.	3,344	146,066
FedEx Corp.	5,984	1,011,954
Forward Air Corp.	3,520	158,048
Hub Group, Inc., Class A*	2,112	70,541
Park-Ohio Holdings Corp.	2,112	112,844
United Parcel Service, Inc., Class B	13,376	1,322,084
UTi Worldwide, Inc.*	9,152	108,634
XPO Logistics, Inc.*	2,992	110,076

		3,814,816
Airlines - 0.8%
Alaska Air Group, Inc.	5,280	358,354
Allegiant Travel Co.	1,408	255,228
American Airlines Group, Inc.	18,304	898,360
Delta Air Lines, Inc.	21,824	1,032,494
Hawaiian Holdings, Inc.*	11,968	232,658
JetBlue Airways Corp.*	69,872	1,173,151
Republic Airways Holdings, Inc.*	9,680	133,197
SkyWest, Inc.	19,008	238,550
Southwest Airlines Co.	13,024	588,424
Spirit Airlines, Inc.*	3,696	274,021
United Continental Holdings, Inc.*	8,624	598,247

		5,782,684
Auto Components - 0.9%
American Axle &
Manufacturing Holdings, Inc.*	17,424	424,274
Autoliv, Inc.	1,408	149,332
BorgWarner, Inc.	3,696	199,621
Cooper Tire & Rubber Co.	15,664	544,951
Dana Holding Corp.	51,392	1,072,551
Delphi Automotive PLC	4,576	314,509
Dorman Products, Inc.*	2,288	104,630
Drew Industries, Inc.*	1,584	79,644

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Auto Components - (continued)
Federal-Mogul Holdings Corp.*	8,624	$116,683
Fox Factory Holding Corp.*	704	10,694
Fuel Systems Solutions, Inc.*	9,504	102,073
Gentex Corp.	7,392	123,372
Gentherm, Inc.*	3,168	116,519
The Goodyear Tire & Rubber Co.	4,576	110,922
Johnson Controls, Inc.	17,072	793,336
Lear Corp.	1,760	176,616
Modine Manufacturing Co.*	14,784	180,217
Motorcar Parts of America, Inc.*	2,112	55,165
Remy International, Inc.	4,629	98,468
Standard Motor Products, Inc.	3,872	141,173
Stoneridge, Inc.*	5,632	71,076
Superior Industries International, Inc.	5,280	96,360
Tenneco, Inc.*	17,248	886,892
Tower International, Inc.*	2,640	62,489
TRW Automotive Holdings Corp.*	1,760	181,579
Visteon Corp.*	2,464	238,885

		6,452,031
Automobiles - 0.6%
Ford Motor Co.	117,392	1,726,836
General Motors Co.	43,824	1,429,539
Harley-Davidson, Inc.	4,224	260,621
Tesla Motors, Inc.*	1,584	322,502
Thor Industries, Inc.	11,968	674,397
Winnebago Industries, Inc.	5,456	108,520

		4,522,415
Banks - 7.0%
1st Source Corp.	2,640	78,487
Ameris Bancorp	3,872	93,431
Associated Banc-Corp	41,888	704,137
Banc of California, Inc.	7,568	77,572
BancFirst Corp.	1,584	91,334
The Bancorp, Inc.*	1,584	13,496
BancorpSouth, Inc.	7,744	153,719

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
Bank of America Corp.	226,512	$3,431,657
Bank of Hawaii Corp.	4,224	238,487
Bank of the Ozarks, Inc.	6,336	205,477
BankUnited, Inc.	28,688	793,510
Banner Corp.	2,992	120,817
BB&T Corp.	17,600	621,104
BBCN Bancorp, Inc.	21,472	278,063
BOK Financial Corp.	528	28,570
Boston Private Financial Holdings, Inc.	7,744	85,184
Bryn Mawr Bank Corp.	2,816	82,086
Capital Bank Financial Corp., Class A*	3,872	94,554
Cardinal Financial Corp.	6,336	112,844
Cathay General Bancorp	7,392	176,595
Central Pacific Financial Corp.	4,928	103,390
Chemical Financial Corp.	5,984	169,706
CIT Group, Inc.	7,040	308,493
Citigroup, Inc.	93,984	4,412,549
Citizens Financial Group, Inc.	2,816	67,302
City Holding Co.	3,344	141,552
City National Corp./California	1,760	152,574
CoBiz Financial, Inc.	5,808	63,307
Columbia Banking Systems, Inc.	8,272	210,357
Comerica, Inc.	2,992	124,168
Commerce Bancshares, Inc./Montreal	1,107	44,280
Community Bank System, Inc.	6,160	207,161
Community Trust Bancorp, Inc.	2,816	88,929
Cullen/Frost Bankers, Inc.	880	54,824
Customers Bancorp, Inc.*	2,288	44,959
CVB Financial Corp.	14,784	215,994
Eagle Bancorp, Inc.*	1,936	66,211
East West Bancorp, Inc.	2,464	89,148
Fifth Third Bancorp	25,168	435,406
First BanCorp/Puerto Rico*	36,784	201,944

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
First Citizens BancShares, Inc./North Carolina, Class A	1,584	$386,575
First Commonwealth Financial Corp.	13,376	105,537
First Financial Bancorp	14,080	232,602
First Financial Bankshares, Inc.	5,456	134,763
First Financial Corp./Indiana	2,112	68,450
First Horizon National Corp.	63,888	829,905
First Interstate BancSystem, Inc., Class A	4,048	96,747
First Merchants Corp.	6,512	142,222
First Midwest Bancorp, Inc./Illinois	8,096	124,678
First NBC Bank Holding Co.*	2,464	76,286
First Niagara Financial Group, Inc.	118,976	966,085
First Republic Bank/California	2,816	143,391
FirstMerit Corp.	49,104	804,569
Flushing Financial Corp.	6,512	117,867
FNB Corp./Pennsylvania	43,648	523,776
Fulton Financial Corp.	50,864	567,134
Glacier Bancorp, Inc.	6,336	141,103
Hancock Holding Co.	23,056	601,992
Hanmi Financial Corp.	2,992	59,421
Hilltop Holdings, Inc.*	14,256	258,746
Home BancShares, Inc./Arizona	4,400	130,328
HomeTrust Bancshares, Inc.*	7,744	119,645
Huntington Bancshares, Inc./Ohio	14,080	141,082
Iberiabank Corp.	8,272	451,734
Independent Bank Corp./Massachusetts	4,928	186,426
Independent Bank Corp./Michigan	6,688	82,262
International Bancshares Corp.	17,600	396,176
Investors Bancorp, Inc.	20,592	226,718
JPMorgan Chase & Co.	114,048	6,201,930
KeyCorp	17,424	226,338

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
Lakeland Financial Corp.	3,168	$119,560
LegacyTexas Financial Group, Inc.	3,344	66,278
M&T Bank Corp.	2,640	298,742
MB Financial, Inc.	8,144	231,371
National Bank Holdings Corp., Class A	8,800	162,360
National Penn Bancshares, Inc.	24,992	242,422
NBT Bancorp, Inc.	10,032	230,836
OFG Bancorp	14,080	226,688
Old National Bancorp/Indiana	25,872	346,944
Opus Bank*	880	22,968
PacWest Bancorp	5,280	225,746
Park National Corp.	2,816	226,435
Pinnacle Financial Partners, Inc.	3,168	113,858
The PNC Financial Services Group, Inc.	14,256	1,205,202
Popular, Inc.*	33,088	1,020,103
PrivateBancorp, Inc.	6,336	192,234
Prosperity Bancshares, Inc.	4,576	209,535
Regions Financial Corp.	33,968	295,522
Renasant Corp.	4,752	124,312
S&T Bancorp, Inc.	6,160	169,338
Sandy Spring Bancorp, Inc.	5,280	130,574
Signature Bank/New York*	1,408	164,919
Simmons First National Corp., Class A	1,760	65,859
South State Corp.	2,112	126,108
Southside Bancshares, Inc.	3,872	105,706
Southwest Bancorp, Inc./Oklahoma	1,408	21,486
State Bank Financial Corp.	2,816	51,420
Sterling Bancorp/Delaware	16,016	211,091
Stock Yards Bancorp, Inc.	2,464	75,891
SunTrust Banks, Inc.	11,968	459,811
Susquehanna Bancshares, Inc.	57,200	721,292
SVB Financial Group*	1,760	198,704
Synovus Financial Corp.	13,200	340,164
TCF Financial Corp.	43,824	644,213

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
Texas Capital Bancshares, Inc.*	3,872	$158,171
Tompkins Financial Corp.	2,640	135,353
TowneBank/Virginia	3,168	45,968
Trico Bancshares	2,288	53,425
Trustmark Corp.	15,312	327,064
U.S. Bancorp/Minnesotta	50,160	2,102,206
UMB Financial Corp.	3,696	179,330
Umpqua Holdings Corp.	15,312	237,489
Union Bankshares Corp.	7,392	147,840
United Bankshares, Inc./West Virginia	16,368	553,402
United Community Banks, Inc./Georgia	4,752	83,208
Valley National Bancorp	54,560	495,405
Washington Trust Bancorp, Inc.	2,992	109,567
Webster Financial Corp.	24,112	736,139
Wells Fargo & Co.	138,336	7,182,405
WesBanco, Inc.	6,336	191,221
Westamerica Bancorp.	2,640	107,395
Western Alliance Bancorp*	7,216	185,523
Wilshire Bancorp, Inc.	13,024	118,518
Wintrust Financial Corp.	11,616	504,948
Zions Bancorp.	5,456	130,726

		52,060,861
Beverages - 1.2%
The Boston Beer Co., Inc., Class A*	1,056	332,133
Brown-Forman Corp., Class B	2,816	250,258
Coca-Cola Bottling Co. Consolidated	528	51,501
The Coca-Cola Co.	85,888	3,536,009
Coca-Cola Enterprises, Inc.	4,752	200,059
Constellation Brands, Inc., Class A*	2,816	311,027
Dr. Pepper Snapple Group, Inc.	3,696	285,590
Molson Coors Brewing Co., Class B	2,992	227,183
Monster Beverage Corp.*	3,696	432,247
PepsiCo, Inc.	32,560	3,053,477

		8,679,484

	Shares	Value
Common Stocks - (continued)
Biotechnology - 2.6%
ACADIA Pharmaceuticals, Inc.*	6,512	$198,160
Achillion Pharmaceuticals, Inc.*	7,744	114,998
Acorda Therapeutics, Inc.*	2,288	95,066
Agios Pharmaceuticals, Inc.*	704	81,608
Alexion Pharmaceuticals, Inc.*	3,520	645,005
Alkermes PLC*	1,760	127,160
Alnylam Pharmaceuticals, Inc.*	2,816	264,225
AMAG Pharmaceuticals, Inc.*	1,408	62,220
Amgen, Inc.	16,720	2,545,787
Anacor Pharmaceuticals, Inc.*	3,344	125,734
Arena Pharmaceuticals, Inc.*	2,816	12,137
ARIAD Pharmaceuticals, Inc.*	3,168	20,434
Array BioPharma, Inc.*	4,400	31,504
BioCryst Pharmaceuticals, Inc.*	3,520	35,834
Biogen Idec, Inc.*	4,576	1,780,796
BioMarin Pharmaceutical, Inc.*	3,520	342,003
Bluebird Bio, Inc.*	1,760	163,522
Catalyst Pharmaceutical Partners, Inc.*	3,344	12,206
Celgene Corp.*	17,600	2,097,216
Celldex Therapeutics, Inc.*	5,104	109,328
Cepheid*	4,224	238,698
Chimerix, Inc.*	1,936	77,653
Clovis Oncology, Inc.*	7,920	516,305
Dyax Corp.*	11,264	170,199
Dynavax Technologies Corp.*	403	6,891
Emergent Biosolutions, Inc.*	1,760	49,333
Enanta Pharmaceuticals, Inc.*	176	7,645
Exact Sciences Corp.*	6,864	186,769
Five Prime Therapeutics, Inc.*	352	9,261
Geron Corp.*	10,736	34,141
Gilead Sciences, Inc.*	31,328	3,284,114

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Biotechnology - (continued)
Halozyme Therapeutics, Inc.*	3,344	$47,752
Idera Pharmaceuticals, Inc.*	3,696	16,706
Immunomedics, Inc.*	4,224	22,598
Incyte Corp.*	5,280	420,869
Infinity Pharmaceuticals, Inc.*	8,800	135,872
Inovio Pharmaceuticals, Inc.*	176	1,468
Insmed, Inc.*	1,584	24,489
Insys Therapeutics, Inc.*	176	8,409
Intrexon Corp.*	2,288	65,689
Ironwood Pharmaceuticals, Inc.*	6,864	106,941
Isis Pharmaceuticals, Inc.*	5,104	349,675
Keryx Biopharmaceuticals, Inc.*	6,512	79,186
Ligand Pharmaceuticals, Inc.*	1,584	90,161
MacroGenics, Inc.*	1,056	33,391
Medivation, Inc.*	1,408	153,219
Merrimack Pharmaceuticals, Inc.*	9,856	92,942
MiMedx Group, Inc.*	704	5,741
Myriad Genetics, Inc.*	4,400	164,648
Navidea Biopharmaceuticals, Inc.*	704	1,133
Neurocrine Biosciences, Inc.*	5,280	177,725
NewLink Genetics Corp.*	1,760	64,398
Novavax, Inc.*	14,784	115,463
NPS Pharmaceuticals, Inc.*	6,688	306,712
OPKO Health, Inc.*	10,208	123,823
Orexigen Therapeutics, Inc.*	2,992	15,708
Osiris Therapeutics, Inc.*	1,584	25,550
PDL BioPharma, Inc.	35,024	255,325
Peregrine Pharmaceuticals, Inc.*	3,872	4,956
Pharmacyclics, Inc.*	1,408	237,600
Portola Pharmaceuticals, Inc.*	704	20,015
Progenics Pharmaceuticals, Inc.*	3,520	21,050

	Shares	Value
Common Stocks - (continued)
Biotechnology - (continued)
PTC Therapeutics, Inc.*	1,760	$96,642
Puma Biotechnology, Inc.*	1,232	260,051
Raptor Pharmaceutical Corp.*	3,344	30,230
Receptos, Inc.*	1,936	213,289
Regeneron Pharmaceuticals, Inc.*	1,584	659,989
Regulus Therapeutics, Inc.*	1,584	30,334
Repligen Corp.*	1,584	38,475
Rigel Pharmaceuticals, Inc.*	176	364
Sangamo BioSciences, Inc.*	4,928	63,029
Seattle Genetics, Inc.*	2,640	82,262
Stemline Therapeutics, Inc.*	3,168	49,041
Synageva BioPharma Corp.*	1,584	182,509
Synergy Pharmaceuticals, Inc.*	176	512
TG Therapeutics, Inc.*	1,584	22,556
United Therapeutics Corp.*	1,936	273,228
Vanda Pharmaceuticals, Inc.*	528	5,877
Vertex Pharmaceuticals, Inc.*	6,160	678,462
XOMA Corp.*	5,104	18,170
ZIOPHARM Oncology, Inc.*	1,232	11,026

		19,351,212
Building Products - 0.3%
A.O. Smith Corp.	4,224	250,948
AAON, Inc.	4,481	97,731
American Woodmark Corp.*	1,056	43,433
Apogee Enterprises, Inc.	2,288	98,979
Armstrong World Industries, Inc.*	2,112	107,078
Builders FirstSource, Inc.*	3,696	21,880
Fortune Brands Home & Security, Inc.	2,640	118,246
Gibraltar Industries, Inc.*	7,568	114,579
Griffon Corp.	5,456	80,149
Insteel Industries, Inc.	1,056	21,564

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Building Products - (continued)
Lennox International, Inc.	2,464	$242,236
Masco Corp.	7,392	183,617
NCI Building Systems, Inc.*	1,056	16,294
Nortek, Inc.*	1,232	94,039
Owens Corning	4,224	169,171
Patrick Industries, Inc.*	1,760	75,680
Ply Gem Holdings, Inc.*	4,400	55,440
Quanex Building Products Corp.	2,992	56,339
Simpson Manufacturing Co., Inc.	4,400	143,616
Trex Co., Inc.*	2,288	97,309
Universal Forest Products, Inc.	1,584	79,295
USG Corp.*	6,512	198,290

		2,365,913
Capital Markets - 2.1%
Actua Corp.*	2,992	48,171
Affiliated Managers Group, Inc.*	1,232	253,201
Ameriprise Financial, Inc.	3,872	483,768
Arlington Asset Investment Corp., Class A	3,696	98,055
Artisan Partners Asset Management, Inc., Class A	6,864	331,325
The Bank of New York Mellon Corp.	27,104	975,744
BGC Partners, Inc., Class A	41,360	323,849
BlackRock, Inc.	2,992	1,018,806
Calamos Asset Management, Inc., Class A	5,104	64,055
The Charles Schwab Corp.	29,040	754,459
Cohen & Steers, Inc.	1,936	81,467
Cowen Group, Inc., Class A*	20,768	86,395
Diamond Hill Investment Group, Inc.	352	45,781
E*TRADE Financial Corp.*	12,672	292,090
Eaton Vance Corp.	4,224	170,016
Evercore Partners, Inc., Class A	2,816	134,802
FBR & Co.*	3,872	86,810

	Shares	Value
Common Stocks - (continued)
Capital Markets - (continued)
Federated Investors, Inc., Class B	9,680	$305,985
Financial Engines, Inc.	2,464	88,458
Franklin Resources, Inc.	8,624	444,395
FXCM, Inc., Class A	3,520	7,744
GAMCO Investors, Inc., Class A	528	43,111
GFI Group, Inc.	10,032	56,279
The Goldman Sachs Group, Inc.	12,320	2,124,091
Greenhill & Co., Inc.	1,056	38,945
HFF, Inc., Class A	2,816	95,659
Interactive Brokers Group, Inc., Class A	8,448	258,762
INTL. FCStone, Inc.*	1,936	37,326
Invesco Ltd.	10,912	400,798
Investment Technology Group, Inc.*	5,984	124,168
Janus Capital Group, Inc.	17,776	311,791
KCG Holdings, Inc., Class A*	21,472	262,603
Legg Mason, Inc.	2,464	136,604
LPL Financial Holdings, Inc.	1,408	57,939
Manning & Napier, Inc.	1,056	11,310
Moelis & Co., Class A	2,112	65,472
Morgan Stanley	42,240	1,428,134
Northern Trust Corp.‡	6,160	402,741
NorthStar Asset Management Group, Inc.	3,168	67,067
Piper Jaffray Cos.*	4,048	206,650
Raymond James Financial, Inc.	1,760	92,611
RCS Capital Corp., Class A	10,384	97,921
Safeguard Scientifics, Inc.*	2,992	54,843
SEI Investments Co.	3,168	127,259
State Street Corp.	10,736	767,731
Stifel Financial Corp.*	18,128	854,736
T. Rowe Price Group, Inc.	4,576	360,223
TD Ameritrade Holding Corp.	4,400	142,516
TPG Specialty Lending, Inc.	7,216	126,136
Virtus Investment Partners, Inc.	528	71,613

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Capital Markets - (continued)
Waddell & Reed Financial, Inc., Class A	1,232	$55,083
Walter Investment Management Corp.*	16,192	244,013
WisdomTree Investments, Inc.	8,448	147,164

		15,366,675
Chemicals - 2.3%
A. Schulman, Inc.	7,392	257,611
Advanced Emissions Solutions, Inc.*	3,520	37,330
Air Products & Chemicals, Inc.	4,752	691,939
Airgas, Inc.	1,936	218,071
Albemarle Corp.	1,907	92,012
American Vanguard Corp.	3,168	35,418
Ashland, Inc.	1,232	146,017
Axiall Corp.	3,696	163,548
Balchem Corp.	2,640	139,841
Cabot Corp.	18,656	791,201
Calgon Carbon Corp.*	4,400	86,812
Celanese Corp.	2,112	113,541
CF Industries Holdings, Inc.	880	268,734
Chemtura Corp.*	10,912	237,772
Cytec Industries, Inc.	6,512	312,511
The Dow Chemical Co.	30,800	1,390,928
E.I. du Pont de Nemours & Co.	21,120	1,503,955
Eastman Chemical Co.	2,816	199,626
Ecolab, Inc.	5,632	584,433
Ferro Corp.*	10,736	119,492
Flotek Industries, Inc.*	2,992	48,381
FMC Corp.	3,520	202,400
FutureFuel Corp.	1,056	11,605
HB Fuller Co.	3,344	137,606
Huntsman Corp.	3,344	73,434
Innophos Holdings, Inc.	3,696	220,060
Innospec, Inc.	4,224	166,721
International Flavors & Fragrances, Inc.	1,232	130,727
Intrepid Potash, Inc.*	880	11,713
Kraton Performance Polymers, Inc.*	7,744	149,769

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
Kronos Worldwide, Inc.	176	$1,976
LSB Industries, Inc.*	2,288	71,477
LyondellBasell Industries N.V., Class A	12,320	974,389
Minerals Technologies, Inc.	3,344	218,464
Monsanto Co.	11,264	1,328,927
The Mosaic Co.	4,928	239,944
NewMarket Corp.	176	79,142
Olin Corp.	21,472	538,303
OM Group, Inc.	3,520	98,560
OMNOVA Solutions, Inc.*	12,496	85,723
PolyOne Corp.	8,976	319,456
PPG Industries, Inc.	2,992	666,857
Praxair, Inc.	7,216	870,177
Quaker Chemical Corp.	1,936	152,789
Rayonier Advanced Materials, Inc.	14,620	250,294
Rentech, Inc.*	880	1,056
RPM International, Inc.	2,288	109,504
The Scotts Miracle-Gro Co., Class A	3,168	200,946
Sensient Technologies Corp.	5,280	322,080
The Sherwin-Williams Co.	1,936	525,179
Sigma-Aldrich Corp.	2,112	290,442
Stepan Co.	4,928	189,235
Tredegar Corp.	2,816	60,234
Trinseo S.A.*	1,936	29,524
Tronox Ltd., Class A	19,712	416,712
The Valspar Corp.	1,408	117,469
W.R. Grace & Co.*	1,056	91,534
Westlake Chemical Corp.	880	50,433
Zep, Inc.	1,584	25,376

		16,869,410
Commercial Services & Supplies - 1.2%
ABM Industries, Inc.	11,088	320,111
ACCO Brands Corp.*	19,536	154,725
The ADT Corp.	3,520	121,088
ARC Document Solutions, Inc.*	4,752	43,576
Brady Corp., Class A	12,672	331,626
The Brink’s Co.	13,024	291,868

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Commercial Services & Supplies - (continued)
Ceco Environmental Corp.	1,056	$14,488
Cintas Corp.	2,464	193,917
Clean Harbors, Inc.*	1,584	74,955
Copart, Inc.*	2,112	77,299
Covanta Holding Corp.	11,616	237,431
Deluxe Corp.	5,104	331,403
Ennis, Inc.	2,288	30,522
G&K Services, Inc., Class A	1,408	98,701
Healthcare Services Group, Inc.	7,568	238,468
Herman Miller, Inc.	7,568	219,850
HNI Corp.	5,280	260,040
InnerWorkings, Inc.*	880	4,514
Interface, Inc.	3,168	49,769
KAR Auction Services, Inc.	5,984	204,114
Kimball International, Inc., Class B	8,976	77,822
Knoll, Inc.	5,280	108,187
Matthews International Corp., Class A	6,160	285,393
McGrath RentCorp	2,288	69,509
Mobile Mini, Inc.	3,344	121,387
MSA Safety, Inc.	2,464	107,578
Multi-Color Corp.	3,168	184,441
Pitney Bowes, Inc.	12,320	295,434
Quad/Graphics, Inc.	6,160	123,446
R.R. Donnelley & Sons Co.	55,264	910,198
Republic Services, Inc.	5,456	216,494
Rollins, Inc.	1,584	52,351
SP Plus Corp.*	880	19,642
Steelcase, Inc., Class A	13,200	222,816
Stericycle, Inc.*	2,112	277,285
Team, Inc.*	1,408	53,701
Tetra Tech, Inc.	14,960	344,529
Tyco International PLC	10,032	409,406
U.S. Ecology, Inc.	1,760	72,970
UniFirst Corp.	1,584	183,950
United Stationers, Inc.	8,800	354,728
Vectrus, Inc.*	2,064	57,462
Viad Corp.	1,584	42,736

	Shares	Value
Common Stocks - (continued)
Commercial Services & Supplies - (continued)
Waste Connections, Inc.	1,936	$83,674
Waste Management, Inc.	10,736	552,153
West Corp.	3,696	120,859

		8,646,616
Communications Equipment - 1.4%
ADTRAN, Inc.	3,168	70,044
Alliance Fiber Optic Products, Inc.	704	10,194
ARRIS Group, Inc.*	9,328	244,580
Aruba Networks, Inc.*	5,456	90,460
Black Box Corp.	2,464	51,769
Brocade Communications Systems, Inc.	26,224	291,611
CalAmp Corp.*	1,936	34,674
Calix, Inc.*	3,344	32,102
Ciena Corp.*	6,160	114,083
Cisco Systems, Inc.	145,728	3,842,119
Comtech Telecommunications Corp.	1,408	46,520
EchoStar Corp., Class A*	2,464	128,547
Emulex Corp.*	21,648	135,516
Extreme Networks, Inc.*	12,848	37,773
F5 Networks, Inc.*	1,056	117,871
Finisar Corp.*	24,464	443,777
Harmonic, Inc.*	13,024	99,634
Harris Corp.	1,760	118,149
Infinera Corp.*	12,672	204,273
InterDigital, Inc.	4,048	202,319
Ixia*	11,616	117,786
JDS Uniphase Corp.*	13,728	166,795
Juniper Networks, Inc.	7,744	176,021
Motorola Solutions, Inc.	4,048	252,636
NETGEAR, Inc.*	7,920	267,458
Oclaro, Inc.*	14,784	21,141
Palo Alto Networks, Inc.*	2,112	266,936
Plantronics, Inc.	4,224	193,586
Polycom, Inc.*	14,256	189,605
QUALCOMM, Inc.	33,792	2,110,648
Riverbed Technology, Inc.*	12,672	260,790
Ruckus Wireless, Inc.*	176	1,864
ShoreTel, Inc.*	10,736	76,011
Sonus Networks, Inc.*	4,787	91,340

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Communications Equipment - (continued)
Ubiquiti Networks, Inc.	880	$23,140
ViaSat, Inc.*	2,816	158,315

		10,690,087
Construction & Engineering - 0.4%
AECOM*	9,748	247,794
Aegion Corp.*	11,088	169,868
Argan, Inc.	2,464	74,930
Chicago Bridge & Iron Co. N.V.	4,224	145,770
Comfort Systems USA, Inc.	3,344	55,678
Dycom Industries, Inc.*	2,992	92,184
EMCOR Group, Inc.	7,040	284,134
Fluor Corp.	2,464	132,046
Furmanite Corp.*	3,168	23,221
Granite Construction, Inc.	4,048	137,956
Great Lakes Dredge & Dock Corp.*	5,104	39,658
Jacobs Engineering Group, Inc.*	4,048	154,229
KBR, Inc.	10,912	180,375
MasTec, Inc.*	23,408	433,516
MYR Group, Inc.*	4,752	118,943
Northwest Pipe Co.*	1,232	29,482
Orion Marine Group, Inc.*	3,520	32,138
Primoris Services Corp.	3,344	62,800
Quanta Services, Inc.*	4,048	107,191
Tutor Perini Corp.*	13,200	286,572

		2,808,485
Construction Materials - 0.1%
Eagle Materials, Inc.	1,760	125,347
Headwaters, Inc.*	7,392	104,079
Martin Marietta Materials, Inc.	1,890	203,629
U.S. Concrete, Inc.*	880	22,299
Vulcan Materials Co.	3,168	223,376

		678,730
Consumer Finance - 0.7%
Ally Financial, Inc.*	13,024	243,679
American Express Co.	18,832	1,519,554
Capital One Financial Corp.	14,784	1,082,337

	Shares	Value
Common Stocks - (continued)
Consumer Finance - (continued)
Cash America International, Inc.	6,160	$128,128
Consumer Portfolio Services, Inc.*	5,984	33,510
Credit Acceptance Corp.*	1,584	249,702
Discover Financial Services	11,264	612,536
Encore Capital Group, Inc.*	6,160	229,275
Ezcorp, Inc., Class A*	14,784	152,423
First Cash Financial Services, Inc.*	2,112	105,009
Green Dot Corp., Class A*	8,096	123,464
Nelnet, Inc., Class A	4,224	184,758
PRA Group, Inc.*	4,928	244,035
Santander Consumer USA Holdings, Inc.	2,992	53,407
SLM Corp.	15,664	142,699
Springleaf Holdings, Inc.*	4,048	127,917
World Acceptance Corp.*	1,936	142,199

		5,374,632
Containers & Packaging - 0.5%
AEP Industries, Inc.*	1,056	52,916
AptarGroup, Inc.	3,696	233,254
Avery Dennison Corp.	1,760	91,995
Ball Corp.	2,288	144,899
Bemis Co., Inc.	4,224	187,123
Berry Plastics Group, Inc.*	32,560	1,101,179
Crown Holdings, Inc.*	3,696	163,770
Graphic Packaging Holding Co.*	20,944	303,269
Greif, Inc., Class A	7,392	282,374
MeadWestvaco Corp.	4,224	212,383
Myers Industries, Inc.	4,752	79,121
Owens-Illinois, Inc.*	3,696	86,302
Packaging Corp. of America	1,760	133,496
Rock-Tenn Co., Class A	3,872	251,293
Sealed Air Corp.	3,872	156,816
Silgan Holdings, Inc.	5,104	262,397
Sonoco Products Co.	1,760	77,792

		3,820,379

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Distributors - 0.2%
Core-Mark Holding Co., Inc.	3,696	$246,449
Genuine Parts Co.	4,048	376,221
LKQ Corp.*	7,216	186,245
Pool Corp.	4,752	295,622
VOXX International Corp.*	10,208	81,664

		1,186,201
Diversified Consumer Services - 0.5%
American Public
Education, Inc.*	3,168	106,350
Apollo Education Group, Inc.*	26,048	657,973
Ascent Capital Group, Inc., Class A*	3,520	148,931
Bridgepoint Education, Inc.*	5,280	52,114
Bright Horizons Family Solutions, Inc.*	3,520	170,896
Capella Education Co.	1,584	107,696
Career Education Corp.*	12,672	70,710
Carriage Services, Inc.	4,928	107,430
Chegg, Inc.*	12,672	84,015
DeVry Education Group, Inc.	6,336	268,710
Graham Holdings Co., Class B	176	164,616
Grand Canyon Education, Inc.*	4,048	177,383
H&R Block, Inc.	6,336	217,198
Houghton Mifflin Harcourt Co.*	2,992	58,883
ITT Educational Services, Inc.*	7,216	52,460
K12, Inc.*	7,744	110,120
LifeLock, Inc.*	7,568	112,385
Regis Corp.*	5,280	83,160
Service Corp. International	9,504	215,076
Sotheby’s	4,928	209,686
Steiner Leisure Ltd.*	2,112	92,125
Strayer Education, Inc.*	2,464	165,088
Weight Watchers International, Inc.*	8,096	134,070

		3,567,075

	Shares	Value
Common Stocks - continued)
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc., Class B*	39,072	$5,622,851
CBOE Holdings, Inc.	4,048	260,975
CME Group, Inc.	8,272	705,602
Gain Capital Holdings, Inc.	3,520	28,688
Intercontinental Exchange, Inc.	2,464	507,017
Leucadia National Corp.	2,640	59,854
MarketAxess Holdings, Inc.	3,520	267,414
McGraw Hill Financial, Inc.	5,280	472,243
Moody’s Corp.	4,400	401,852
MSCI, Inc.	2,288	123,140
The NASDAQ OMX Group, Inc.	1,760	80,256
PHH Corp.*	14,432	359,934
PICO Holdings, Inc.*	5,104	81,613
Voya Financial, Inc.	2,288	89,255

		9,060,694
Diversified Telecommunication Services - 1.7%
8x8, Inc.*	12,672	97,701
AT&T, Inc.	150,128	4,942,214
Atlantic Tele-Network, Inc.	1,936	128,608
CenturyLink, Inc.	13,200	490,644
Cincinnati Bell, Inc.*	6,688	19,596
Cogent Communications Holdings, Inc.	3,696	136,974
Consolidated Communications Holdings, Inc.	3,520	81,946
Frontier Communications Corp.	22,000	147,730
General Communication, Inc., Class A*	3,696	54,257
IDT Corp., Class B	2,992	63,909
inContact, Inc.*	4,224	36,200
Inteliquent, Inc.	1,936	32,563
Iridium Communications, Inc.*	18,128	154,269
Level 3 Communications, Inc.*	5,314	264,318
Lumos Networks Corp.	2,464	39,498
ORBCOMM, Inc.*	2,992	16,635

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Diversified Telecommunication Services - (continued)
Premiere Global Services, Inc.*	9,328	$82,460
Verizon Communications, Inc.	120,912	5,526,888
Vonage Holdings Corp.*	25,696	107,923
Windstream Holdings, Inc.	9,328	74,158

		12,498,491
Electric Utilities - 2.1%
ALLETE, Inc.	9,504	538,401
American Electric Power Co., Inc.	12,144	762,765
Cleco Corp.	5,984	325,290
Duke Energy Corp.	19,184	1,671,694
Edison International	7,392	503,765
El Paso Electric Co.	10,032	401,882
The Empire District Electric Co.	7,568	230,597
Entergy Corp.	3,872	338,839
Exelon Corp.	21,824	786,537
FirstEnergy Corp.	9,504	383,296
Great Plains Energy, Inc.	2,288	67,656
Hawaiian Electric Industries, Inc.	28,864	990,035
IDACORP, Inc.	13,728	932,268
ITC Holdings Corp.	2,640	112,306
MGE Energy, Inc.	4,752	218,117
NextEra Energy, Inc.	8,976	980,538
Northeast Utilities	7,392	410,847
NRG Yield, Inc., Class A	1,232	65,148
OGE Energy Corp.	7,744	272,434
Otter Tail Corp.	4,400	136,048
Pepco Holdings, Inc.	6,864	188,417
Pinnacle West Capital Corp.	2,816	197,627
PNM Resources, Inc.	20,240	617,320
Portland General Electric Co.	20,768	824,490
PPL Corp.	16,016	568,568
The Southern Co.	28,512	1,446,129
UIL Holdings Corp.	14,432	663,872
Unitil Corp.	2,816	105,206
Westar Energy, Inc.	1,584	67,668

	Shares	Value
Common Stocks - (continued)
Electric Utilities - (continued)
Xcel Energy, Inc.	10,736	$402,922

		15,210,682
Electrical Equipment - 0.7%
Acuity Brands, Inc.	1,936	290,187
AMETEK, Inc.	4,928	236,051
AZZ, Inc.	2,464	103,956
The Babcock & Wilcox Co.	2,112	57,510
Capstone Turbine Corp.*	2,112	1,310
Eaton Corp. PLC	11,968	755,061
Emerson Electric Co.	14,608	831,780
Encore Wire Corp.	1,232	37,736
EnerSys	4,928	287,697
Enphase Energy, Inc.*	1,760	21,806
Franklin Electric Co., Inc.	3,344	114,398
FuelCell Energy, Inc.*	7,744	9,293
Generac Holdings, Inc.*	20,592	900,694
General Cable Corp.	25,344	289,935
Global Power Equipment Group, Inc.	704	8,680
GrafTech International Ltd.*	52,800	191,664
Hubbell, Inc., Class B	704	74,652
Plug Power, Inc.*	8,096	21,616
Polypore International, Inc.*	3,696	165,285
Powell Industries, Inc.	528	20,597
PowerSecure International, Inc.*	3,344	31,434
Regal-Beloit Corp.	1,408	96,941
Rockwell Automation, Inc.	2,464	268,379
Sensata Technologies Holding N.V.*	2,464	121,524
SolarCity Corp.*	1,232	59,888
Thermon Group Holdings, Inc.*	2,288	46,790

		5,044,864
Electronic Equipment, Instruments & Components - 1.4%
Amphenol Corp., Class A	6,688	359,212
Anixter International, Inc.*	6,864	517,271
Arrow Electronics, Inc.*	1,936	106,557
Avnet, Inc.	2,992	124,527
AVX Corp.	11,968	154,746

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - (continued)
Badger Meter, Inc.	1,232	$73,748
Belden, Inc.	4,224	350,339
Benchmark Electronics, Inc.*	13,200	319,836
Checkpoint Systems, Inc.*	4,576	59,305
Cognex Corp.*	7,040	258,720
Coherent, Inc.*	2,112	130,691
Control4 Corp.*	5,104	77,479
Corning, Inc.	25,872	614,977
CTS Corp.	6,336	101,376
Daktronics, Inc.	2,992	37,041
Dolby Laboratories, Inc., Class A	1,056	40,973
DTS, Inc.*	352	9,757
Electro Scientific Industries, Inc.	10,208	64,004
Fabrinet*	7,568	123,585
FARO Technologies, Inc.*	1,232	68,191
FEI Co.	2,640	217,061
Flextronics International Ltd.*	7,216	80,242
FLIR Systems, Inc.	3,344	100,989
GSI Group, Inc.*	2,640	34,901
II-VI, Inc.*	176	3,025
Ingram Micro, Inc., Class A*	10,208	257,037
Insight Enterprises, Inc.*	10,560	249,955
InvenSense, Inc.*	5,632	83,185
IPG Photonics Corp.*	2,816	210,186
Itron, Inc.*	4,224	157,175
Jabil Circuit, Inc.	176	3,627
Knowles Corp.*	27,251	577,994
Littelfuse, Inc.	1,936	191,161
Maxwell Technologies, Inc.*	1,056	8,406
Mercury Systems, Inc.*	2,992	47,214
Mesa Laboratories, Inc.	176	13,406
Methode Electronics, Inc.	3,520	127,318
MTS Systems Corp.	1,408	101,770
National Instruments Corp.	1,760	52,941
Newport Corp.*	3,696	68,450
OSI Systems, Inc.*	1,584	110,848
Park Electrochemical Corp.	880	19,105

	Shares	Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - (continued)
PC Connection, Inc.	3,344	$79,420
Plexus Corp.*	7,040	266,746
RealD, Inc.*	3,696	40,102
Rofin-Sinar Technologies, Inc.*	2,640	71,069
Rogers Corp.*	1,936	142,993
Sanmina Corp.*	22,704	480,871
ScanSource, Inc.*	6,336	218,465
SYNNEX Corp.	6,864	509,240
TE Connectivity Ltd.	8,624	572,547
Tech Data Corp.*	9,856	562,778
Trimble Navigation Ltd.*	4,224	100,700
TTM Technologies, Inc.*	8,800	61,160
Universal Display Corp.*	1,056	33,644
Vishay Intertechnology, Inc.	37,664	512,984
Zebra Technologies Corp., Class A*	4,752	396,602

		10,357,652
Energy Equipment & Services - 1.8%
Amec Foster Wheeler PLC (ADR)	3,144	37,379
Atwood Oceanics, Inc.	23,760	679,061
Baker Hughes, Inc.	12,144	704,231
Basic Energy Services, Inc.*	6,512	38,291
Bristow Group, Inc.	10,736	598,103
C&J Energy Services, Inc.*	16,720	172,216
Cameron International Corp.*	2,816	126,100
CARBO Ceramics, Inc.	6,864	225,002
CHC Group Ltd.*	24,816	47,150
Core Laboratories N.V.	528	48,972
Diamond Offshore Drilling, Inc.	1,936	61,042
Dresser-Rand Group, Inc.*	1,408	112,753
Dril-Quip, Inc.*	352	26,129
Ensco PLC, Class A	12,496	350,388
Exterran Holdings, Inc.	5,808	157,455
FMC Technologies, Inc.*	2,288	85,754
Forum Energy Technologies, Inc.*	20,064	309,989
Frank’s International N.V.	10,560	172,867

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Energy Equipment & Services - (continued)
Geospace Technologies Corp.*	5,632	$135,055
Gulfmark Offshore, Inc., Class A	11,088	218,766
Halliburton Co.	17,072	682,709
Helix Energy Solutions Group, Inc.*	8,976	168,480
Helmerich & Payne, Inc.	2,992	178,204
Hercules Offshore, Inc.*	107,360	77,299
Hornbeck Offshore Services, Inc.*	14,432	320,390
ION Geophysical Corp.*	3,696	8,316
Key Energy Services, Inc.*	89,936	151,092
Matrix Service Co.*	5,808	111,514
Nabors Industries Ltd.	12,320	141,803
National Oilwell Varco, Inc.	10,736	584,360
Natural Gas Services Group, Inc.*	880	17,767
Newpark Resources, Inc.*	25,520	220,493
Noble Corp. PLC	17,776	288,327
Nuverra Environmental Solutions, Inc.*	11,968	26,689
Oceaneering International, Inc.	2,992	156,661
Oil States International, Inc.*	17,248	708,375
Paragon Offshore PLC	41,452	86,635
Parker Drilling Co.*	62,480	169,321
Patterson-UTI Energy, Inc.	50,688	869,806
PHI, Inc. (Non-Voting)*	2,992	102,356
Pioneer Energy Services Corp.*	176	729
RigNet, Inc.*	704	24,091
RPC, Inc.	7,392	92,178
Schlumberger Ltd.	25,344	2,088,092
SEACOR Holdings, Inc.*	1,232	88,642
Superior Energy Services, Inc.	6,864	137,280
Tesco Corp.	10,736	109,937
TETRA Technologies, Inc.*	30,624	151,283
Tidewater, Inc.	18,832	551,024
Unit Corp.*	17,600	524,128
Weatherford International PLC*	27,456	283,620

	Shares	Value
Common Stocks - (continued)
Energy Equipment & Services - (continued)
Willbros Group, Inc.*	3,872	$21,606

		13,449,910
Food & Staples Retailing - 1.8%
The Andersons, Inc.	6,864	308,743
Casey’s General Stores, Inc.	3,696	337,445
The Chefs’ Warehouse, Inc.*	528	11,294
Costco Wholesale Corp.	10,208	1,459,642
CVS Health Corp.	25,520	2,505,043
The Fresh Market, Inc.*	2,816	107,318
Ingles Markets, Inc., Class A	2,112	90,077
The Kroger Co.	12,496	862,849
The Pantry, Inc.*	4,224	155,866
PriceSmart, Inc.	1,408	115,146
Rite Aid Corp.*	44,880	313,262
SpartanNash Co.	7,744	199,485
Sprouts Farmers Market, Inc.*	1,584	57,673
SUPERVALU, Inc.*	51,040	497,130
Sysco Corp.	12,848	503,256
United Natural Foods, Inc.*	4,048	312,829
Walgreens Boots Alliance, Inc.	20,944	1,544,620
Wal-Mart Stores, Inc.	45,232	3,843,815
Weis Markets, Inc.	1,760	80,661
Whole Foods Market, Inc.	5,632	293,399

		13,599,553
Food Products - 1.4%
Archer-Daniels-Midland Co.	16,016	746,826
B&G Foods, Inc.	3,168	94,533
Boulder Brands, Inc.*	2,464	24,714
Bunge Ltd.	3,696	330,903
Calavo Growers, Inc.	1,408	56,475
Cal-Maine Foods, Inc.	8,096	283,765
Campbell Soup Co.	3,872	177,105
ConAgra Foods, Inc.	10,912	386,612
Darling Ingredients, Inc.*	11,792	200,228
Dean Foods Co.	28,160	510,259
Diamond Foods, Inc.*	2,816	69,217
Flowers Foods, Inc.	1,760	34,426

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
Fresh Del Monte Produce, Inc.	9,328	$313,701
General Mills, Inc.	11,968	628,081
The Hain Celestial Group, Inc.*	4,928	260,051
The Hershey Co.	2,288	233,856
Hormel Foods Corp.	2,816	144,236
Ingredion, Inc.	880	70,963
J&J Snack Foods Corp.	1,584	155,422
The JM Smucker Co.	1,584	163,390
Kellogg Co.	5,632	369,347
Keurig Green Mountain, Inc.	2,464	301,988
Kraft Foods Group, Inc.	13,024	850,988
Lancaster Colony Corp.	1,936	174,104
Landec Corp.*	6,336	80,911
McCormick & Co., Inc.	2,640	188,470
Mead Johnson Nutrition Co.	4,752	468,024
Mondelez International, Inc., Class A	36,432	1,283,864
Omega Protein Corp.*	3,872	40,811
Pilgrim’s Pride Corp.	6,336	172,022
Pinnacle Foods, Inc.	5,808	208,914
Post Holdings, Inc.*	2,816	133,056
Sanderson Farms, Inc.	5,104	408,116
Snyder’s-Lance, Inc.	5,632	163,835
Tootsie Roll Industries, Inc.	2,112	65,873
TreeHouse Foods, Inc.*	3,520	319,264
Tyson Foods, Inc., Class A	6,336	247,357
The WhiteWave Foods Co.*	7,920	261,122

		10,622,829
Gas Utilities - 0.5%
AGL Resources, Inc.	2,112	119,075
Atmos Energy Corp.	1,232	70,113
Chesapeake Utilities Corp.	3,428	167,149
The Laclede Group, Inc.	10,912	586,629
National Fuel Gas Co.	1,408	89,310
New Jersey Resources Corp.	11,088	708,301
Northwest Natural Gas Co.	2,640	131,762
ONE Gas, Inc.	3,520	155,549

	Shares	Value
Common Stocks - (continued)
Gas Utilities - (continued)
Piedmont Natural Gas Co., Inc.	5,808	$231,681
Questar Corp.	2,816	73,075
South Jersey Industries, Inc.	2,816	164,032
Southwest Gas Corp.	5,104	313,692
UGI Corp.	2,112	78,123
WGL Holdings, Inc.	14,256	805,464

		3,693,955
Health Care Equipment & Supplies - 2.0%
Abaxis, Inc.	1,408	86,564
Abbott Laboratories	34,848	1,559,797
ABIOMED, Inc.*	2,640	136,594
Accuray, Inc.*	4,048	29,834
Alere, Inc.*	8,272	336,588
Align Technology, Inc.*	4,048	214,746
Analogic Corp.	880	71,746
AngioDynamics, Inc.*	3,168	60,968
Anika Therapeutics, Inc.*	1,056	41,374
AtriCure, Inc.*	1,056	20,951
Baxter International, Inc.	10,560	742,474
Becton Dickinson and Co.	3,872	534,646
Boston Scientific Corp.*	25,872	383,164
C.R. Bard, Inc.	1,408	240,810
Cantel Medical Corp.	2,816	114,245
Cardiovascular Systems, Inc.*	1,408	47,999
CareFusion Corp.*	4,400	260,920
Cerus Corp.*	4,048	21,616
CONMED Corp.	4,928	234,770
The Cooper Cos., Inc.	704	110,986
Cyberonics, Inc.*	1,760	97,803
Cynosure, Inc., Class A*	3,872	117,012
Delcath Systems, Inc.*	1	1
DENTSPLY International, Inc.	2,992	149,675
DexCom, Inc.*	5,632	336,681
Edwards Lifesciences Corp.*	2,640	330,924
Endologix, Inc.*	2,464	34,324
GenMark Diagnostics, Inc.*	1,760	22,669
Globus Medical, Inc., Class A*	4,928	116,202

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Health Care Equipment & Supplies - (continued)
Greatbatch, Inc.*	4,224	$205,117
Haemonetics Corp.*	4,400	174,240
Hill-Rom Holdings, Inc.	6,336	302,607
Hologic, Inc.*	6,512	197,737
ICU Medical, Inc.*	1,232	102,971
IDEXX Laboratories, Inc.*	1,056	167,292
Insulet Corp.*	4,576	134,489
Integra LifeSciences Holdings Corp.*	4,048	225,555
Intuitive Surgical, Inc.*	528	261,085
Invacare Corp.	2,816	41,254
Masimo Corp.*	3,872	98,813
Medtronic PLC	32,287	2,305,281
Merit Medical Systems, Inc.*	3,872	59,358
Natus Medical, Inc.*	2,640	99,264
Neogen Corp.*	2,992	137,931
NuVasive, Inc.*	4,048	187,503
NxStage Medical, Inc.*	3,872	69,270
OraSure Technologies, Inc.*	6,864	63,080
Orthofix International N.V.*	4,928	150,304
Quidel Corp.*	1,760	41,430
ResMed, Inc.	2,640	164,921
RTI Surgical, Inc.*	11,264	50,237
Sirona Dental Systems, Inc.*	1,232	111,151
The Spectranetics Corp.*	3,872	126,653
St. Jude Medical, Inc.	5,104	336,200
STAAR Surgical Co.*	1,232	7,392
STERIS Corp.	5,456	355,840
Stryker Corp.	6,160	560,868
SurModics, Inc.*	880	20,170
Symmetry Surgical, Inc.*	1,889	13,601
Teleflex, Inc.	2,112	231,391
Tornier N.V.*	3,520	85,078
Unilife Corp.*	6,336	25,154
Varian Medical Systems, Inc.*	1,760	162,906
Vascular Solutions, Inc.*	1,936	52,775
Volcano Corp.*	6,688	120,183
West Pharmaceutical Services, Inc.	5,280	260,357

	Shares	Value
Common Stocks - (continued)
Health Care Equipment & Supplies - (continued)
Wright Medical Group, Inc.*	3,696	$90,219
Zeltiq Aesthetics, Inc.*	1,936	62,359
Zimmer Holdings, Inc.	3,696	414,322

		14,732,441
Health Care Providers & Services - 2.8%
Acadia Healthcare Co., Inc.*	3,168	182,952
Aetna, Inc.	8,800	808,016
Air Methods Corp.*	2,464	102,379
Almost Family, Inc.*	1,760	53,434
Amedisys, Inc.*	4,928	138,871
AmerisourceBergen Corp.	4,048	384,762
AMN Healthcare Services, Inc.*	10,736	202,052
Amsurg Corp.*	12,320	679,818
Anthem, Inc.	6,864	926,365
Bio-Reference Laboratories, Inc.*	2,288	76,717
BioScrip, Inc.*	15,488	89,056
BioTelemetry, Inc.*	2,112	20,867
Brookdale Senior Living, Inc.*	7,508	253,395
Capital Senior Living Corp.*	2,288	54,615
Cardinal Health, Inc.	7,392	614,940
Centene Corp.*	3,168	345,819
Chemed Corp.	2,288	231,408
Cigna Corp.	5,632	601,667
Community Health Systems, Inc.*	3,872	182,255
CorVel Corp.*	704	23,190
DaVita HealthCare Partners, Inc.*	3,520	264,211
The Ensign Group, Inc.	4,576	189,904
Envision Healthcare Holdings, Inc.*	880	30,254
ExamWorks Group, Inc.*	4,224	156,119
Express Scripts Holding Co.*	19,888	1,605,160
Five Star Quality Care, Inc.*	6,864	23,887
Gentiva Health Services, Inc.*	7,744	150,388
Hanger, Inc.*	10,032	216,491

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Health Care Providers & Services - (continued)
HCA Holdings, Inc.*	6,864	$485,971
Health Net, Inc.*	21,824	1,182,206
HealthSouth Corp.	8,624	380,318
Healthways, Inc.*	4,752	97,986
Henry Schein, Inc.*	1,760	243,003
Humana, Inc.	2,992	438,148
IPC Healthcare, Inc.*	1,056	42,620
Kindred Healthcare, Inc.	18,832	347,639
Laboratory Corp of America Holdings*	2,288	262,617
LHC Group, Inc.*	2,112	62,769
LifePoint Hospitals, Inc.*	12,144	792,275
Magellan Health, Inc.*	6,336	380,920
McKesson Corp.	5,104	1,085,366
MEDNAX, Inc.*	3,696	250,921
Molina Healthcare, Inc.*	4,752	241,924
MWI Veterinary Supply, Inc.*	1,056	200,292
National Healthcare Corp.	2,288	144,075
Omnicare, Inc.	1,936	145,161
Owens & Minor, Inc.	15,840	542,203
Patterson Cos., Inc.	2,640	132,238
PharMerica Corp.*	6,864	157,941
The Providence Service Corp.*	2,464	96,096
Quest Diagnostics, Inc.	3,696	262,675
Select Medical Holdings Corp.	19,536	264,127
Team Health Holdings, Inc.*	4,048	209,282
Tenet Healthcare Corp.*	2,816	119,060
Triple-S Management Corp., Class B*	2,640	63,571
U.S. Physical Therapy, Inc.	1,056	40,962
UnitedHealth Group, Inc.	21,472	2,281,400
Universal American Corp.*	5,808	52,446
Universal Health Services, Inc., Class B	1,232	126,317
VCA, Inc.*	4,928	256,749
WellCare Health Plans, Inc.*	4,400	320,540

		20,318,810

	Shares	Value
Common Stocks - (continued)
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc.*	8,272	$98,520
athenahealth, Inc.*	1,056	147,534
Cerner Corp.*	7,744	513,814
Computer Programs & Systems, Inc.	704	34,679
HealthStream, Inc.*	1,408	39,790
HMS Holdings Corp.*	4,400	87,054
IMS Health Holdings, Inc.*	2,288	56,308
MedAssets, Inc.*	3,520	65,155
Medidata Solutions, Inc.*	3,696	158,891
Omnicell, Inc.*	3,168	100,837
Veeva Systems, Inc., Class A*	2,288	65,803
Vocera Communications, Inc.*	3,696	33,116

		1,401,501
Hotels, Restaurants & Leisure - 1.9%
Aramark	1,760	55,123
Belmond Ltd., Class A*	6,160	67,698
Biglari Holdings, Inc.*	33	13,661
BJ’s Restaurants, Inc.*	1,936	85,745
Bloomin’ Brands, Inc.*	28,512	704,674
Bob Evans Farms, Inc.	3,344	188,501
Boyd Gaming Corp.*	17,248	225,259
Bravo Brio Restaurant Group, Inc.*	4,224	55,546
Brinker International, Inc.	5,984	349,645
Buffalo Wild Wings, Inc.*	1,584	282,459
Caesars Entertainment Corp.*	11,968	130,332
Carnival Corp.	10,384	456,481
The Cheesecake Factory, Inc.	4,224	221,802
Chipotle Mexican Grill, Inc.*	704	499,727
Choice Hotels International, Inc.	2,816	161,779
Churchill Downs, Inc.	880	83,591
Cracker Barrel Old Country Store, Inc.	2,464	331,433
Darden Restaurants, Inc.	3,344	205,255
Del Frisco’s Restaurant Group, Inc.*	1,232	24,431

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
Denny’s Corp.*	13,728	$149,361
Diamond Resorts International, Inc.*	2,640	74,923
DineEquity, Inc.	1,232	131,516
Domino’s Pizza, Inc.	2,640	261,492
Dunkin’ Brands Group, Inc.	2,112	99,919
Fiesta Restaurant Group, Inc.*	1,760	103,963
Hilton Worldwide Holdings, Inc.*	6,336	164,546
Hyatt Hotels Corp., Class A*	880	49,509
International Game Technology	13,024	220,366
International Speedway Corp., Class A	1,408	40,959
Interval Leisure Group, Inc.	2,112	48,745
Isle of Capri Casinos, Inc.*	5,456	55,869
Jack in the Box, Inc.	3,696	313,384
Jamba, Inc.*	176	2,892
Krispy Kreme Doughnuts, Inc.*	3,872	75,388
Las Vegas Sands Corp.	4,928	267,935
Life Time Fitness, Inc.*	8,800	481,096
The Marcus Corp.	3,872	73,026
Marriott International, Inc., Class A	4,928	367,136
Marriott Vacations Worldwide Corp.	3,168	242,352
McDonald’s Corp.	19,008	1,757,100
MGM Resorts International*	4,576	89,140
Morgans Hotel Group Co.*	1,936	13,881
Norwegian Cruise Line Holdings Ltd.*	2,464	107,825
Panera Bread Co., Class A*	352	60,495
Papa John’s International, Inc.	2,992	189,872
Penn National Gaming, Inc.*	6,864	102,754
Pinnacle Entertainment, Inc.*	4,224	89,338
Popeyes Louisiana Kitchen, Inc.*	2,112	121,271
Potbelly Corp.*	1,936	27,162

	Shares	Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
Red Robin Gourmet Burgers, Inc.*	1,056	$81,840
Royal Caribbean Cruises Ltd.	2,464	186,155
Ruby Tuesday, Inc.*	14,960	90,059
Ruth’s Hospitality Group, Inc.	3,168	45,999
Scientific Games Corp., Class A*	16,016	189,149
Six Flags Entertainment Corp.	2,816	120,975
Sonic Corp.	5,632	170,481
Starbucks Corp.	16,368	1,432,691
Starwood Hotels & Resorts Worldwide, Inc.	3,520	253,334
Texas Roadhouse, Inc.	5,456	183,267
Vail Resorts, Inc.	3,520	308,915
The Wendy’s Co.	16,720	176,229
Wyndham Worldwide Corp.	2,640	221,206
Wynn Resorts Ltd.	1,056	156,235
Yum! Brands, Inc.	7,568	547,015

		14,089,907
Household Durables - 1.1%
Beazer Homes USA, Inc.*	5,808	91,766
Cavco Industries, Inc.*	528	38,813
DR Horton, Inc.	6,864	168,305
Ethan Allen Interiors, Inc.	1,584	43,117
Garmin Ltd.	2,640	138,230
Harman International Industries, Inc.	1,056	136,889
Helen of Troy Ltd.*	7,216	542,788
Hovnanian Enterprises, Inc., Class A*	47,696	164,074
iRobot Corp.*	1,936	61,081
Jarden Corp.*	3,168	152,127
KB Home	21,120	263,155
La-Z-Boy, Inc.	4,400	117,436
Leggett & Platt, Inc.	2,112	90,035
Lennar Corp., Class A	4,048	181,796
Libbey, Inc.	5,808	189,980
M/I Homes, Inc.*	6,688	138,040
MDC Holdings, Inc.	14,432	360,800
Meritage Homes Corp.*	10,384	378,081

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Household Durables - (continued)
Mohawk Industries, Inc.*	1,760	$290,470
NACCO Industries, Inc., Class A	880	48,444
Newell Rubbermaid, Inc.	5,808	214,141
NVR, Inc.*	176	220,745
PulteGroup, Inc.	6,864	141,330
The Ryland Group, Inc.	14,432	579,445
Skullcandy, Inc.*	3,872	38,797
Standard Pacific Corp.*	37,136	260,695
Taylor Morrison Home Corp., Class A*	8,448	150,121
Tempur Sealy International, Inc.*	5,456	300,244
Toll Brothers, Inc.*	5,808	201,073
TRI Pointe Homes, Inc.*	37,136	532,159
Tupperware Brands Corp.	14,608	987,647
Universal Electronics, Inc.*	2,816	179,492
WCI Communities, Inc.*	3,696	71,370
Whirlpool Corp.	1,936	385,419
William Lyon Homes, Class A*	4,928	94,026
ZAGG, Inc.*	7,040	42,451

		7,994,582
Household Products - 1.1%
Central Garden and Pet Co., Class A*	10,560	96,096
Church & Dwight Co., Inc.	2,992	242,113
The Clorox Co.	2,816	300,495
Colgate-Palmolive Co.	19,536	1,319,071
Energizer Holdings, Inc.	1,232	157,708
Harbinger Group, Inc.*	24,816	309,952
Kimberly-Clark Corp.	7,392	798,040
The Procter & Gamble Co.	57,728	4,865,893
Spectrum Brands Holdings, Inc.	1,936	173,621
WD-40 Co.	1,232	101,098

		8,364,087
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp.	14,960	182,811
Calpine Corp.*	6,512	135,970
Dynegy, Inc.*	30,800	841,456
NRG Energy, Inc.	9,504	234,369

	Shares	Value
Common Stocks - (continued)
Independent Power and Renewable Electricity Producers - (continued)
Ormat Technologies, Inc.	2,640	$70,620

		1,465,226
Industrial Conglomerates - 1.5%
3M Co.	14,080	2,285,184
Carlisle Cos., Inc.	1,408	126,269
Danaher Corp.	14,608	1,203,407
General Electric Co.	290,928	6,950,270
Raven Industries, Inc.	704	15,094
Roper Industries, Inc.	2,640	407,458

		10,987,682
Insurance - 4.0%
ACE Ltd.	8,624	931,047
Aflac, Inc.	11,792	673,087
Alleghany Corp.*	352	155,616
Allied World Assurance Co. Holdings AG	2,112	81,671
The Allstate Corp.	10,384	724,699
Ambac Financial Group, Inc.*	5,632	137,702
American Equity Investment Life Holding Co.	20,240	516,322
American Financial Group, Inc.	1,232	71,505
American International Group, Inc.	44,704	2,184,684
American National Insurance Co.	1,760	183,110
AMERISAFE, Inc.	1,584	64,469
AmTrust Financial Services, Inc.	8,096	409,820
Aon PLC	6,864	618,103
Arch Capital Group Ltd.*	3,696	214,257
Argo Group International Holdings Ltd.	7,040	376,570
Arthur J Gallagher & Co.	3,696	164,213
Aspen Insurance Holdings Ltd.	17,072	739,559
Assurant, Inc.	1,584	100,600
Assured Guaranty Ltd.	7,744	189,108
Axis Capital Holdings Ltd.	3,344	170,210
Brown & Brown, Inc.	3,696	114,022
The Chubb Corp.	5,632	551,373
Cincinnati Financial Corp.	4,752	240,024

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
CNA Financial Corp.	3,872	$150,853
CNO Financial Group, Inc.	15,488	240,374
eHealth, Inc.*	1,584	16,220
Employers Holdings, Inc.	2,816	58,573
Endurance Specialty Holdings Ltd.	11,440	699,213
Enstar Group Ltd.*	2,464	332,566
Erie Indemnity Co., Class A	1,056	91,513
Everest Re Group Ltd.	880	150,814
FBL Financial Group, Inc., Class A	2,816	146,967
Federated National Holding Co.	1,760	51,234
First American Financial Corp.	29,040	987,941
FNF Group	3,872	135,907
FNFV Group*	1,286	15,946
Genworth Financial, Inc., Class A*	21,648	151,103
Greenlight Capital Re Ltd., Class A*	10,912	342,746
The Hanover Insurance Group, Inc.	11,792	813,648
The Hartford Financial Services Group, Inc.	9,328	362,859
HCC Insurance Holdings, Inc.	1,584	84,491
HCI Group, Inc.	2,464	113,861
Horace Mann Educators Corp.	10,032	305,675
Infinity Property & Casualty Corp.	2,288	160,778
Kemper Corp.	16,192	565,263
Lincoln National Corp.	5,104	255,098
Loews Corp.	12,672	484,831
Maiden Holdings Ltd.	11,440	143,000
Markel Corp.*	352	240,543
Marsh & McLennan Cos., Inc.	11,968	643,519
MBIA, Inc.*	53,680	430,514
Meadowbrook Insurance Group, Inc.	16,368	135,854
Mercury General Corp.	8,624	492,862
MetLife, Inc.	31,856	1,481,304

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
Montpelier Re Holdings Ltd.	12,672	$445,167
National Western Life Insurance Co., Class A	704	167,827
The Navigators Group, Inc.*	2,640	195,941
Old Republic International Corp.	16,720	234,749
OneBeacon Insurance Group Ltd., Class A	13,024	205,909
PartnerRe Ltd.	880	100,672
The Phoenix Cos., Inc.*	1,232	76,421
Platinum Underwriters Holdings Ltd.	7,216	532,757
Primerica, Inc.	5,808	288,309
Principal Financial Group, Inc.	5,280	247,790
ProAssurance Corp.	5,280	234,274
The Progressive Corp.*	11,792	306,002
Protective Life Corp.	4,400	307,780
Prudential Financial, Inc.	14,784	1,121,810
Reinsurance Group of America, Inc.	1,056	87,447
RenaissanceRe Holdings Ltd.	704	67,323
RLI Corp.	3,168	148,611
Safety Insurance Group, Inc.	2,288	141,742
Selective Insurance Group, Inc.	12,144	313,558
StanCorp Financial Group, Inc.	11,088	687,900
Stewart Information Services Corp.	2,992	107,114
Symetra Financial Corp.	24,464	496,864
Third Point Reinsurance Ltd.*	19,184	253,804
Torchmark Corp.	2,369	118,616
The Travelers Cos., Inc.	8,448	868,623
United Fire Group, Inc.	4,752	132,771
United Insurance Holdings Corp.	1,760	42,997
Universal Insurance Holdings, Inc.	5,984	139,008
Unum Group	6,512	202,263
Validus Holdings Ltd.	25,872	1,025,825
W.R. Berkley Corp.	1,584	77,600

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
White Mountains Insurance Group Ltd.	176	$113,446
Willis Group Holdings PLC	4,576	198,141
XL Group PLC	6,512	224,599

		29,811,501
Internet & Catalog Retail - 0.7%
Amazon.com, Inc.*	7,392	2,620,686
Blue Nile, Inc.*	176	5,470
EVINE Live, Inc.*	5,280	33,105
Expedia, Inc.	2,112	181,484
Groupon, Inc.*	8,800	63,008
HomeAway, Inc.*	3,344	85,238
HSN, Inc.	1,936	149,924
Lands’ End, Inc.*	2,640	91,582
Liberty Interactive Corp., Class A*	10,912	298,552
Netflix, Inc.*	1,056	466,541
Nutrisystem, Inc.	4,224	75,272
Orbitz Worldwide, Inc.*	2,640	24,367
Overstock.com, Inc.*	2,992	66,961
PetMed Express, Inc.	704	11,053
The Priceline Group, Inc.*	1,056	1,066,011
Shutterfly, Inc.*	1,408	61,769
TripAdvisor, Inc.*	1,760	117,938
Wayfair, Inc., Class A*	1,936	37,868

		5,456,829
Internet Software & Services - 2.3%
Akamai Technologies, Inc.*	3,168	184,235
Angie’s List, Inc.*	10,912	50,086
AOL, Inc.*	2,992	129,404
Bankrate, Inc.*	13,904	173,522
Bazaarvoice, Inc.*	1,232	10,238
Blucora, Inc.*	1,936	26,175
Brightcove, Inc.*	176	1,260
Carbonite, Inc.*	1,408	21,162
Cimpress N.V.*	3,696	297,713
comScore, Inc.*	2,464	102,404
Constant Contact, Inc.*	2,816	106,501
Cornerstone OnDemand, Inc.*	1,760	57,992
CoStar Group, Inc.*	1,584	292,264

	Shares	Value
Common Stocks - (continued)
Internet Software & Services - (continued)
Cvent, Inc.*	528	$13,189
Dealertrack Technologies, Inc.*	2,992	120,278
Demandware, Inc.*	1,760	94,266
Dice Holdings, Inc.*	4,400	36,388
Digital River, Inc.*	1,936	49,426
EarthLink Holdings Corp.	33,616	141,859
eBay, Inc.*	24,288	1,287,264
Envestnet, Inc.*	1,936	99,646
Equinix, Inc. (REIT)	1,264	274,111
Facebook, Inc., Class A*	41,712	3,166,358
Global Eagle Entertainment, Inc.*	7,920	121,928
Google, Inc.*	5,632	3,010,417
Google, Inc., Class A*	5,632	3,027,482
IAC/InterActiveCorp	1,056	64,363
Internap Corp.*	2,992	25,193
IntraLinks Holdings, Inc.*	5,280	56,285
j2 Global, Inc.	4,928	283,064
LinkedIn Corp., Class A*	2,112	474,651
LivePerson, Inc.*	4,752	50,846
LogMeIn, Inc.*	1,584	75,319
MercadoLibre, Inc.	704	87,254
Millennial Media, Inc.*	27,104	36,590
Monster Worldwide, Inc.*	17,952	74,142
NIC, Inc.	3,872	63,578
Pandora Media, Inc.*	5,984	99,334
Perficient, Inc.*	6,864	123,552
Rackspace Hosting, Inc.*	1,936	87,043
Rocket Fuel, Inc.*	5,632	72,146
SciQuest, Inc.*	880	12,514
Shutterstock, Inc.*	352	19,814
SPS Commerce, Inc.*	704	41,747
Stamps.com, Inc.*	1,056	48,122
Textura Corp.*	1,056	26,337
Trulia, Inc.*	2,640	112,675
Twitter, Inc.*	6,512	244,395
VeriSign, Inc.*	2,640	143,827
Web.com Group, Inc.*	12,672	191,474
WebMD Health Corp.*	3,520	136,400
XO Group, Inc.*	2,288	37,615
Yahoo!, Inc.*	21,472	944,553

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Internet Software & Services - (continued)
Yelp, Inc.*	1,056	$55,408
Zillow, Inc., Class A*	1,056	102,348
Zix Corp.*	2,816	9,969

		16,696,126
IT Services - 2.9%
Accenture PLC, Class A	13,904	1,168,353
Acxiom Corp.*	4,928	89,690
Alliance Data Systems Corp.*	880	254,170
Automatic Data Processing, Inc.	11,792	973,194
Blackhawk Network Holdings, Inc.*	3,168	105,685
Booz Allen Hamilton Holding Corp.	9,504	276,662
Broadridge Financial Solutions, Inc.	2,464	118,247
CACI International, Inc., Class A*	5,808	491,299
Cardtronics, Inc.*	5,104	171,545
Cass Information Systems, Inc.	704	30,849
Ciber, Inc.*	2,992	9,664
Cognizant Technology Solutions Corp., Class A*	12,848	695,462
Computer Sciences Corp.	2,288	138,836
Convergys Corp.	24,464	468,730
CoreLogic, Inc.*	8,096	268,787
CSG Systems International, Inc.	6,336	155,359
Datalink Corp.*	2,816	31,990
DST Systems, Inc.	2,112	204,230
EPAM Systems, Inc.*	1,760	86,117
Euronet Worldwide, Inc.*	4,928	223,682
EVERTEC, Inc.	528	10,592
ExlService Holdings, Inc.*	1,056	31,025
Fidelity National Information Services, Inc.	6,160	384,569
Fiserv, Inc.*	5,984	434,020
FleetCor Technologies, Inc.*	1,760	247,280
Forrester Research, Inc.	1,056	39,853
Gartner, Inc.*	1,760	148,227
Genpact Ltd.*	5,808	116,567

	Shares	Value
Common Stocks - (continued)
IT Services - (continued)
Global Cash Access Holdings, Inc.*	12,144	$80,272
Global Payments, Inc.	1,232	107,566
Heartland Payment Systems, Inc.	3,344	166,431
iGATE Corp.*	5,808	205,603
International Business Machines Corp.	26,224	4,020,401
Jack Henry & Associates, Inc.	1,760	108,011
Leidos Holdings, Inc.	16,192	670,349
Lionbridge Technologies, Inc.*	10,384	51,712
ManTech International Corp., Class A	5,808	188,934
MasterCard, Inc., Class A	22,352	1,833,535
MAXIMUS, Inc.	6,160	343,235
Net 1 UEPS Technologies, Inc.*	9,856	117,188
NeuStar, Inc., Class A*	11,968	314,639
Paychex, Inc.	9,328	422,185
Sapient Corp.*	7,216	179,390
Science Applications International Corp.	4,928	240,388
ServiceSource International, Inc.*	20,064	67,214
Sykes Enterprises, Inc.*	9,152	206,103
Syntel, Inc.*	2,464	106,568
TeleTech Holdings, Inc.*	4,048	89,299
Teradata Corp.*	2,112	94,111
Total System Services, Inc.	5,456	192,979
Unisys Corp.*	13,728	301,055
Vantiv, Inc., Class A*	3,872	133,158
VeriFone Systems, Inc.*	6,688	209,936
Virtusa Corp.*	1,584	59,337
Visa, Inc., Class A	10,736	2,736,714
The Western Union Co.	15,488	263,296
WEX, Inc.*	1,584	145,807
Xerox Corp.	21,120	278,150

		21,308,250
Leisure Products - 0.2%
Arctic Cat, Inc.	528	17,751
Black Diamond, Inc.*	4,752	30,223
Brunswick Corp.	4,928	267,492

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Leisure Products - (continued)
Callaway Golf Co.	5,984	$48,829
Hasbro, Inc.	4,048	222,316
LeapFrog Enterprises, Inc.*	24,288	57,805
Mattel, Inc.	3,344	89,954
Nautilus, Inc.*	352	5,013
Polaris Industries, Inc.	1,056	152,687
Smith & Wesson Holding Corp.*	14,256	175,349
Sturm Ruger & Co., Inc.	5,808	234,643

		1,302,062
Life Sciences Tools & Services - 0.5%
Accelerate Diagnostics, Inc.*	1,584	34,056
Affymetrix, Inc.*	7,568	83,551
Agilent Technologies, Inc.	6,336	239,311
Bio-Rad Laboratories, Inc., Class A*	176	20,147
Bio-Techne Corp.	2,640	245,573
Bruker Corp.*	4,400	82,984
Cambrex Corp.*	4,224	94,744
Charles River Laboratories International, Inc.*	4,400	305,140
Covance, Inc.*	1,760	186,930
Fluidigm Corp.*	1,936	74,594
Illumina, Inc.*	2,464	480,948
Luminex Corp.*	704	12,426
Mettler-Toledo International, Inc.*	704	213,981
NeoGenomics, Inc.*	3,696	14,895
Pacific Biosciences of California, Inc.*	4,224	33,961
PAREXEL International Corp.*	3,696	225,308
PerkinElmer, Inc.	1,760	80,450
Quintiles Transnational Holdings, Inc.*	1,056	63,888
Sequenom, Inc.*	10,736	39,508
Thermo Fisher Scientific, Inc.	8,096	1,013,700
VWR Corp.*	2,640	63,782
Waters Corp.*	1,408	167,622

		3,777,499
Machinery - 2.3%
Accuride Corp.*	7,040	30,976

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
Actuant Corp., Class A	4,400	$101,684
AGCO Corp.	4,400	190,696
Alamo Group, Inc.	704	31,715
Albany International Corp., Class A	4,224	144,165
Allison Transmission Holdings, Inc.	1,056	33,074
Altra Industrial Motion Corp.	1,584	40,471
American Railcar Industries, Inc.	1,936	97,187
Astec Industries, Inc.	1,408	50,069
Barnes Group, Inc.	6,864	235,779
Blount International, Inc.	6,864	106,392
Briggs & Stratton Corp.	6,864	126,366
Caterpillar, Inc.	16,192	1,294,874
Chart Industries, Inc.*	2,640	75,240
CIRCOR International, Inc.	2,112	104,312
CLARCOR, Inc.	4,928	308,148
Colfax Corp.*	2,640	119,618
Columbus McKinnon Corp.	3,696	92,585
Commercial Vehicle Group, Inc.*	1,584	8,760
Crane Co.	4,224	257,453
Cummins, Inc.	2,816	392,719
Deere & Co.	9,504	809,646
Donaldson Co., Inc.	1,760	64,346
Douglas Dynamics, Inc.	1,760	35,534
Dover Corp.	2,464	172,579
Dynamic Materials Corp.	352	4,984
Energy Recovery, Inc.*	4,400	14,520
EnPro Industries, Inc.*	1,408	83,537
ESCO Technologies, Inc.	1,232	44,377
The ExOne Co.*	1,232	17,679
Federal Signal Corp.	5,456	83,313
Flowserve Corp.	5,456	297,298
FreightCar America, Inc.	1,056	24,647
The Gorman-Rupp Co.	2,112	60,213
Graco, Inc.	1,056	75,230
Graham Corp.	704	14,566
The Greenbrier Cos., Inc.	3,696	191,933
Harsco Corp.	3,696	54,553

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
Hillenbrand, Inc.	15,664	$492,006
Hyster-Yale Materials Handling, Inc.	2,640	165,396
IDEX Corp.	1,584	114,602
Illinois Tool Works, Inc.	8,448	786,424
Ingersoll-Rand PLC	6,160	409,024
ITT Corp.	5,808	207,985
John Bean Technologies Corp.	4,752	143,463
Joy Global, Inc.	2,112	88,577
Kadant, Inc.	2,816	111,908
Kennametal, Inc.	23,936	752,069
L.B. Foster Co., Class A	1,408	66,753
Lincoln Electric Holdings, Inc.	2,112	143,426
Lindsay Corp.	1,408	121,679
Lydall, Inc.*	4,224	116,371
The Manitowoc Co., Inc.	7,392	138,230
Meritor, Inc.*	27,104	346,931
The Middleby Corp.*	2,640	250,853
Mueller Industries, Inc.	13,200	414,348
Mueller Water Products, Inc., Class A	12,320	126,034
Navistar International Corp.*	5,632	165,694
NN, Inc.	3,168	73,022
Nordson Corp.	1,056	76,940
Oshkosh Corp.	4,224	180,998
PACCAR, Inc.	6,512	391,436
Pall Corp.	2,112	204,357
Parker-Hannifin Corp.	2,992	348,448
Pentair PLC	3,344	206,693
Proto Labs, Inc.*	704	45,331
RBC Bearings, Inc.	1,760	102,150
Rexnord Corp.*	7,216	178,596
Snap-on, Inc.	1,232	163,499
SPX Corp.	528	44,125
Standex International Corp.	1,760	123,358
Stanley Black & Decker, Inc.	3,168	296,683
Sun Hydraulics Corp.	1,936	70,161
Tennant Co.	1,584	103,293
Terex Corp.	34,672	779,427

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
The Timken Co.	704	$26,759
Titan International, Inc.	19,360	173,078
The Toro Co.	4,752	308,452
TriMas Corp.*	13,376	361,018
Trinity Industries, Inc.	7,744	204,984
Valmont Industries, Inc.	352	42,282
Wabash National Corp.*	16,368	204,109
WABCO Holdings, Inc.*	1,408	133,999
Wabtec Corp.	2,112	176,246
Watts Water Technologies, Inc., Class A	2,992	175,421
Woodward, Inc.	6,160	274,798
Xylem, Inc.	3,520	120,032

		16,642,706
Marine - 0.1%
Eagle Bulk Shipping, Inc.*	8,624	88,396
Kirby Corp.*	880	63,791
Matson, Inc.	6,688	232,408

		384,595
Media - 2.5%
AMC Entertainment
Holdings, Inc., Class A	3,344	94,033
AMC Networks, Inc., Class A*	1,408	93,914
Cablevision Systems Corp., Class A	4,576	86,578
Carmike Cinemas, Inc.*	3,696	102,268
CBS Corp. (Non-Voting), Class B	9,152	501,621
Central European Media Enterprises Ltd., Class A*	25,872	67,267
Charter Communications, Inc., Class A*	1,936	292,559
Cinemark Holdings, Inc.	5,280	196,258
Clear Channel Outdoor Holdings, Inc., Class A	19,888	179,986
Comcast Corp., Class A	55,968	2,974,419
CTC Media, Inc.	20,768	78,295
Cumulus Media, Inc., Class A*	10,384	36,136
DIRECTV*	13,024	1,110,687
Discovery Communications, Inc., Class A*	3,520	102,027

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Media - (continued)
Discovery Communications, Inc., Class C*	3,872	$107,951
DISH Network Corp., Class A*	4,576	321,922
DreamWorks Animation SKG, Inc., Class A*	4,224	78,862
The E.W. Scripps Co., Class A*	2,992	59,032
Entravision Communications Corp., Class A	16,544	102,077
Gannett Co., Inc.	3,168	98,240
Gray Television, Inc.*	9,152	86,578
Harte-Hanks, Inc.	8,272	60,138
The Interpublic Group of Cos., Inc.	8,096	161,434
John Wiley & Sons, Inc., Class A	5,104	316,244
Journal Communications, Inc., Class A*	7,392	74,290
Lee Enterprises, Inc.*	7,040	20,768
Liberty Media Corp.*	8,976	306,027
Lions Gate Entertainment Corp.	3,872	111,243
Live Nation Entertainment, Inc.*	8,976	213,360
Loral Space & Communications, Inc.*	1,056	75,937
The Madison Square Garden Co., Class A*	2,464	186,648
The McClatchy Co., Class A*	5,808	14,578
Media General, Inc.*	5,984	85,571
Meredith Corp.	8,624	448,965
Morningstar, Inc.	176	11,720
National CineMedia, Inc.	1,760	25,344
The New York Times Co., Class A	11,968	150,677
News Corp., Class A*	528	7,862
Nexstar Broadcasting Group, Inc., Class A	2,288	114,160
Omnicom Group, Inc.	5,104	371,571
Regal Entertainment Group, Class A	9,680	204,829
Rentrak Corp.*	704	54,159
Scholastic Corp.	3,872	142,412

	Shares	Value
Common Stocks - (continued)
Media - (continued)
Scripps Networks Interactive, Inc., Class A	2,640	$187,678
Sinclair Broadcast Group, Inc., Class A	20,416	505,092
Sirius XM Holdings, Inc.*	47,168	167,446
Sizmek, Inc.*	176	1,049
Starz, Class A*	7,568	223,407
Time Warner Cable, Inc.	5,984	814,602
Time Warner, Inc.	19,008	1,481,293
Twenty-First Century Fox, Inc., Class A	43,120	1,429,859
Viacom, Inc., Class B	6,864	442,179
The Walt Disney Co.	33,968	3,089,729
World Wrestling Entertainment, Inc., Class A	3,344	40,496

		18,311,477
Metals & Mining - 0.7%
A.M. Castle & Co.*	14,256	86,249
AK Steel Holding Corp.*	57,200	216,788
Alcoa, Inc.	23,760	371,844
Allegheny Technologies, Inc.	3,168	90,383
Carpenter Technology Corp.	5,984	227,033
Century Aluminum Co.*	5,984	138,290
Cliffs Natural Resources, Inc.	176	1,130
Coeur Mining, Inc.*	41,360	260,568
Commercial Metals Co.	35,024	470,022
Compass Minerals International, Inc.	2,992	261,501
Freeport-McMoRan, Inc.	35,552	597,629
Globe Specialty Metals, Inc.	4,928	75,990
Gold Resource Corp.	10,912	38,192
Haynes International, Inc.	1,056	41,110
Hecla Mining Co.	33,616	110,597
Horsehead Holding Corp.*	9,328	125,368
Kaiser Aluminum Corp.	2,992	207,375
Materion Corp.	3,168	104,386
McEwen Mining, Inc.*	46,288	57,860
Molycorp, Inc.*	119,328	39,378
Newmont Mining Corp.	5,456	137,218

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Noranda Aluminum
Holding Corp.	20,944	$63,460
Nucor Corp.	7,392	322,661
Reliance Steel & Aluminum Co.	704	36,868
Royal Gold, Inc.	1,760	127,530
RTI International Metals, Inc.*	1,936	43,173
Ryerson Holding Corp.*	2,816	17,882
Schnitzer Steel Industries, Inc., Class A	1,760	29,709
Southern Copper Corp.	5,632	153,641
Steel Dynamics, Inc.	3,168	53,983
Stillwater Mining Co.*	10,736	146,761
SunCoke Energy, Inc.	5,984	90,358
TimkenSteel Corp.	1,376	37,152
U.S. Silica Holdings, Inc.	2,464	62,093
United States Steel Corp.	9,680	236,579
Worthington Industries, Inc.	11,968	358,202

		5,438,963
Multiline Retail - 0.7%
Big Lots, Inc.	6,688	307,046
The Bon-Ton Stores, Inc.	4,400	24,112
Burlington Stores, Inc.*	5,280	263,419
Dillard’s, Inc., Class A	528	59,981
Dollar General Corp.*	7,568	507,510
Dollar Tree, Inc.*	5,632	400,435
Family Dollar Stores, Inc.	2,464	187,511
Fred’s, Inc., Class A	6,512	108,099
J.C. Penney Co., Inc.*	105,600	767,712
Kohl’s Corp.	3,520	210,214
Macy’s, Inc.	7,920	505,930
Nordstrom, Inc.	3,696	281,635
Sears Holdings Corp.*	1,408	44,831
Target Corp.	17,072	1,256,670
Tuesday Morning Corp.*	6,864	121,493

		5,046,598
Multi-Utilities - 1.0%
Alliant Energy Corp.	1,408	96,603
Ameren Corp.	5,808	262,986
Avista Corp.	15,136	562,000
Black Hills Corp.	5,280	264,845

	Shares	Value
Common Stocks - (continued)
Multi-Utilities - (continued)
CenterPoint Energy, Inc.	13,904	$321,043
CMS Energy Corp.	3,872	146,090
Consolidated Edison, Inc.	8,624	597,471
Dominion Resources, Inc.	11,792	906,687
DTE Energy Co.	4,400	394,504
Integrys Energy Group, Inc.	2,464	199,830
MDU Resources Group, Inc.	2,288	51,732
NiSource, Inc.	5,632	243,640
NorthWestern Corp.	5,280	304,973
PG&E Corp.	11,440	672,786
Public Service Enterprise Group, Inc.	11,616	495,771
SCANA Corp.	3,696	235,694
Sempra Energy	4,400	492,448
TECO Energy, Inc.	4,224	90,098
Vectren Corp.	22,704	1,087,976
Wisconsin Energy Corp.	4,048	225,757

		7,652,934
Oil, Gas & Consumable Fuels - 6.1%
Abraxas Petroleum Corp.*	28,512	84,395
Alon USA Energy, Inc.	6,160	74,413
Alpha Natural Resources, Inc.*	95,392	99,208
Anadarko Petroleum Corp.	9,504	776,952
Apache Corp.	13,376	836,936
Approach Resources, Inc.*	20,240	126,905
Arch Coal, Inc.	36,608	33,947
Bill Barrett Corp.*	26,048	265,690
Cabot Oil & Gas Corp.	8,272	219,208
Callon Petroleum Co.*	19,360	105,512
Carrizo Oil & Gas, Inc.*	5,808	261,941
Cheniere Energy, Inc.*	5,104	364,323
Chesapeake Energy Corp.	16,896	324,065
Chevron Corp.	58,080	5,954,942
Cimarex Energy Co.	1,232	127,142
Clayton Williams Energy, Inc.*	704	39,354
Clean Energy Fuels Corp.*	35,024	146,050
Cloud Peak Energy, Inc.*	24,464	166,111
Cobalt International Energy, Inc.*	13,024	118,779

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Comstock Resources, Inc.	11,968	$48,351
Concho Resources, Inc.*	1,584	175,586
ConocoPhillips Co.	37,840	2,383,163
CONSOL Energy, Inc.	4,048	117,190
Contango Oil & Gas Co.*	1,584	47,631
Continental Resources, Inc.*	880	39,952
CVR Energy, Inc.	1,056	40,466
Delek US Holdings, Inc.	15,312	472,375
Devon Energy Corp.	12,320	742,526
Diamondback Energy, Inc.*	2,992	206,418
Eclipse Resources Corp.*	4,928	30,554
Emerald Oil, Inc.*	46,640	38,385
Energen Corp.	1,056	66,971
Energy XXI Ltd.	53,504	157,302
EOG Resources, Inc.	10,384	924,487
EP Energy Corp., Class A*	7,040	72,864
EQT Corp.	2,640	196,522
Evolution Petroleum Corp.	176	1,294
EXCO Resources, Inc.	16,896	33,623
Exxon Mobil Corp.	126,720	11,077,862
Gastar Exploration, Inc.*	11,440	26,770
Goodrich Petroleum Corp.*	15,840	39,917
Gran Tierra Energy, Inc.*	106,304	227,491
Green Plains, Inc.	7,568	177,167
Gulfport Energy Corp.*	1,760	67,742
Halcon Resources Corp.*	104,896	146,854
Hess Corp.	4,400	296,956
HollyFrontier Corp.	3,520	126,438
Jones Energy, Inc., Class A*	5,456	55,651
Kinder Morgan, Inc.	41,712	1,712,278
Laredo Petroleum, Inc.*	9,856	96,687
Magnum Hunter Resources Corp.*	68,112	132,137
Marathon Oil Corp.	24,464	650,742
Marathon Petroleum Corp.	7,744	717,017
Matador Resources Co.*	4,400	94,864
Midstates Petroleum Co., Inc.*	28,688	37,008
Murphy Oil Corp.	2,464	110,658

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Newfield Exploration Co.*	2,992	$89,102
Noble Energy, Inc.	4,752	226,860
Northern Oil and Gas, Inc.*	23,936	150,318
Oasis Petroleum, Inc.*	36,080	484,915
Occidental Petroleum Corp.	23,760	1,900,800
ONEOK, Inc.	2,992	131,738
Pacific Ethanol, Inc.*	4,048	34,772
Par Petroleum Corp.*	5,632	103,122
Parsley Energy, Inc., Class A*	1,936	32,467
PBF Energy, Inc., Class A	24,112	677,547
PDC Energy, Inc.*	1,584	72,769
Peabody Energy Corp.	99,264	618,415
Penn Virginia Corp.*	32,384	158,034
PetroQuest Energy, Inc.*	13,024	38,160
Phillips 66	15,840	1,113,869
Pioneer Natural Resources Co.	3,168	476,879
Range Resources Corp.	3,168	146,583
Renewable Energy Group, Inc.*	14,256	124,597
Resolute Energy Corp.*	59,840	43,683
REX American Resources Corp.*	1,232	68,388
Rex Energy Corp.*	23,584	83,487
Rosetta Resources, Inc.*	23,056	393,566
Sanchez Energy Corp.*	22,880	254,883
SandRidge Energy, Inc.*	162,448	229,052
SemGroup Corp., Class A	3,520	237,002
SM Energy Co.	3,168	119,814
Solazyme, Inc.*	14,256	31,506
Southwestern Energy Co.*	10,208	253,056
Spectra Energy Corp.	10,736	359,012
Stone Energy Corp.*	1,408	19,825
Swift Energy Co.*	13,904	29,616
Synergy Resources Corp.*	3,520	43,050
Targa Resources Corp.	2,112	183,385
Tesoro Corp.	2,288	186,998
TransAtlantic Petroleum Ltd.*	6,160	26,242
Triangle Petroleum Corp.*	27,808	145,992
Ultra Petroleum Corp.*	50,688	646,272

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
VAALCO Energy, Inc.*	18,832	$104,329
Valero Energy Corp.	14,432	763,164
W&T Offshore, Inc.	7,744	39,185
Warren Resources, Inc.*	33,264	34,927
Western Refining, Inc.	5,984	222,186
Westmoreland Coal Co.*	2,640	68,851
Whiting Petroleum Corp.*	6,336	190,207
The Williams Cos., Inc.	14,432	632,988
World Fuel Services Corp.	19,360	948,059
WPX Energy, Inc.*	10,912	116,322

		44,771,766
Paper & Forest Products - 0.5%
Boise Cascade Co.*	8,272	334,520
Clearwater Paper Corp.*	4,048	299,633
Deltic Timber Corp.	528	33,000
Domtar Corp.	17,776	680,821
International Paper Co.	10,208	537,553
KapStone Paper and Packaging Corp.	7,568	226,056
Louisiana-Pacific Corp.*	41,008	671,301
Mercer International, Inc.*	4,752	60,255
Neenah Paper, Inc.	3,344	191,879
PH Glatfelter Co.	7,920	181,130
Resolute Forest Products, Inc.*	14,080	239,360
Schweitzer-Mauduit International, Inc.	7,216	280,414
Wausau Paper Corp.	3,168	32,187

		3,768,109
Personal Products - 0.2%
Avon Products, Inc.	2,464	19,071
Coty, Inc., Class A*	4,048	76,993
Elizabeth Arden, Inc.*	6,336	93,646
The Estee Lauder Cos., Inc., Class A	4,576	323,020
Herbalife Ltd.	1,760	53,645
Inter Parfums, Inc.	1,936	48,691
Medifast, Inc.*	2,464	78,084
Nu Skin Enterprises, Inc., Class A	18,480	757,310
Revlon, Inc., Class A*	2,288	74,909

	Shares	Value
Common Stocks - (continued)
Personal Products - (continued)
USANA Health Sciences, Inc.*	1,056	$103,530

		1,628,899
Pharmaceuticals - 3.7%
AbbVie, Inc.	35,552	2,145,563
Actavis PLC*	5,280	1,407,331
Akorn, Inc.*	4,928	209,834
Allergan, Inc.	6,336	1,389,231
BioDelivery Sciences International, Inc.*	7,040	92,224
Bristol-Myers Squibb Co.	37,312	2,248,794
Catalent, Inc.*	9,152	252,778
Depomed, Inc.*	4,928	90,035
Eli Lilly & Co.	21,824	1,571,328
Endo International PLC*	4,801	382,175
Endocyte, Inc.*	176	912
Forest Laboratories, Inc.*^	652	—
Hospira, Inc.*	3,168	200,946
Impax Laboratories, Inc.*	5,456	200,072
Jazz Pharmaceuticals PLC*	1,232	208,627
Johnson & Johnson	58,256	5,833,756
Lannett Co., Inc.*	2,288	108,520
Mallinckrodt PLC*	4,652	493,066
The Medicines Co.*	3,344	95,872
Merck & Co., Inc.	58,080	3,501,062
Mylan, Inc.*	7,392	392,885
Nektar Therapeutics*	10,384	152,022
Omeros Corp.*	3,344	74,371
Pacira Pharmaceuticals, Inc.*	2,640	283,404
Perrigo Co. PLC	2,640	400,594
Pfizer, Inc.	131,296	4,103,000
POZEN, Inc.*	1,584	10,945
Prestige Brands Holdings, Inc.*	4,224	144,714
Sagent Pharmaceuticals, Inc.*	1,760	45,179
Salix Pharmaceuticals Ltd.*	2,288	308,125
SciClone Pharmaceuticals, Inc.*	12,144	89,623
Supernus Pharmaceuticals, Inc.*	352	2,992
TherapeuticsMD, Inc.*	176	715

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Pharmaceuticals - (continued)
Theravance, Inc.	176	$1,984
VIVUS, Inc.*	21,120	55,334
XenoPort, Inc.*	1,056	8,796
Zoetis, Inc.	10,384	443,708

		26,950,517
Professional Services - 0.6%
Acacia Research Corp.	6,336	79,327
The Advisory Board Co.*	2,288	107,261
CBIZ, Inc.*	8,800	72,864
The Corporate Executive Board Co.	2,816	192,952
The Dun & Bradstreet Corp.	704	81,037
Equifax, Inc.	2,464	208,109
Exponent, Inc.	1,232	98,733
FTI Consulting, Inc.*	10,912	443,791
GP Strategies Corp.*	1,408	46,999
Heidrick & Struggles International, Inc.	1,408	31,201
Huron Consulting Group, Inc.*	2,288	172,103
ICF International, Inc.*	4,576	170,959
IHS, Inc., Class A*	1,232	141,840
Insperity, Inc.	2,288	95,959
Kelly Services, Inc., Class A	5,456	92,206
Kforce, Inc.	3,520	82,368
Korn/Ferry International*	10,736	305,976
ManpowerGroup, Inc.	1,056	76,961
Mistras Group, Inc.*	176	3,538
Navigant Consulting, Inc.*	9,504	137,143
Nielsen N.V.	4,576	199,331
On Assignment, Inc.*	11,264	395,704
Resources Connection, Inc.	2,816	47,027
Robert Half International, Inc.	3,168	183,934
RPX Corp.*	8,096	99,986
Towers Watson & Co., Class A	1,056	125,136
TriNet Group, Inc.*	2,816	93,407
TrueBlue, Inc.*	2,464	54,356
Verisk Analytics, Inc., Class A*	4,928	317,117

	Shares	Value
Common Stocks - (continued)
Professional Services - (continued)
WageWorks, Inc.*	2,288	$125,932

		4,283,257
Real Estate Investment Trusts (REITs) - 5.6%
Acadia Realty Trust	6,512	235,669
AG Mortgage Investment Trust, Inc.	6,512	119,756
Agree Realty Corp.	1,408	48,773
Alexander’s, Inc.	352	163,272
Alexandria Real Estate Equities, Inc.	2,464	240,289
American Assets Trust, Inc.	2,640	117,163
American Campus Communities, Inc.	3,872	170,213
American Capital Agency Corp.	7,744	166,883
American Capital Mortgage Investment Corp.	13,552	252,609
American Homes 4 Rent, Class A	36,256	605,113
American Realty Capital Properties, Inc.	3,872	35,874
American Residential Properties, Inc.*	3,696	64,717
American Tower Corp.	8,976	870,223
AmREIT, Inc.	1,760	46,781
Annaly Capital Management, Inc.	16,368	172,846
Anworth Mortgage Asset Corp.	40,656	211,005
Apartment Investment & Management Co., Class A	4,048	161,353
Apollo Commercial Real Estate Finance, Inc.	7,216	119,280
Apollo Residential Mortgage, Inc.	6,512	101,913
Ares Commercial Real Estate Corp.	352	4,235
ARMOUR Residential REIT, Inc.	72,688	240,597
Ashford Hospitality Prime, Inc.	6,956	119,365
Ashford Hospitality Trust, Inc.	11,792	124,052
Associated Estates Realty Corp.	11,440	284,970
AvalonBay Communities, Inc.	3,520	608,925

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Aviv REIT, Inc.	1,760	$69,221
BioMed Realty Trust, Inc.	2,816	68,851
Blackstone Mortgage Trust, Inc., Class A	13,200	385,440
Boston Properties, Inc.	4,400	610,720
Brandywine Realty Trust	18,480	306,953
Brixmor Property Group, Inc.	1,408	38,157
Camden Property Trust	2,288	176,290
Campus Crest Communities, Inc.	14,960	103,074
Capstead Mortgage Corp.	19,184	230,592
CatchMark Timber Trust, Inc., Class A	6,864	79,005
CBL & Associates Properties, Inc.	9,680	199,602
Cedar Realty Trust, Inc.	7,392	58,840
Chambers Street Properties	14,608	123,438
Chatham Lodging Trust	5,808	180,803
Chesapeake Lodging Trust	5,984	219,732
Chimera Investment Corp.	280,720	881,461
Colony Financial, Inc.	29,040	727,452
Columbia Property Trust, Inc.	2,464	60,294
CoreSite Realty Corp.	2,288	100,237
Corporate Office Properties Trust	9,328	279,840
Corrections Corp. of America	2,992	117,645
Cousins Properties, Inc.	52,272	577,083
Crown Castle International Corp.	7,392	639,482
CubeSmart	14,608	359,941
CyrusOne, Inc.	4,576	128,357
CYS Investments, Inc.	42,768	378,069
DCT Industrial Trust, Inc.	7,126	269,078
DDR Corp.	11,616	227,674
DiamondRock Hospitality Co.	20,240	294,087
Digital Realty Trust, Inc.	2,816	205,399
Douglas Emmett, Inc.	1,936	55,137
Duke Realty Corp.	10,208	222,841
DuPont Fabros Technology, Inc.	7,216	268,868

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Dynex Capital, Inc.	16,016	$134,054
EastGroup Properties, Inc.	1,936	125,143
Education Realty Trust, Inc.	5,218	180,543
Empire State Realty Trust, Inc., Class A	6,512	118,518
EPR Properties	5,104	332,066
Equity Commonwealth	10,736	282,894
Equity LifeStyle Properties, Inc.	1,408	77,060
Equity One, Inc.	7,392	201,358
Equity Residential	9,680	751,265
Essex Property Trust, Inc.	1,056	238,709
Excel Trust, Inc.	8,448	118,610
Extra Space Storage, Inc.	3,344	220,704
Federal Realty Investment Trust	1,936	278,339
FelCor Lodging Trust, Inc.	11,792	118,038
First Industrial Realty Trust, Inc.	8,976	195,048
First Potomac Realty Trust	2,816	36,045
Franklin Street Properties Corp.	3,520	45,338
Gaming and Leisure Properties, Inc.	2,072	67,609
General Growth Properties, Inc.	13,728	414,311
The Geo Group, Inc.	7,040	306,381
Getty Realty Corp.	1,760	32,613
Gladstone Commercial Corp.	176	3,062
Government Properties Income Trust	1,232	28,090
Gramercy Property Trust, Inc.	27,984	193,649
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,408	19,290
Hatteras Financial Corp.	22,704	412,759
HCP, Inc.	12,848	607,582
Health Care REIT, Inc.	8,800	721,160
Healthcare Realty Trust, Inc.	8,976	270,088
Healthcare Trust of America, Inc., Class A	10,470	308,446
Hersha Hospitality Trust	17,248	115,217

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Highwoods Properties, Inc.	5,280	$248,160
Home Properties, Inc.	1,936	136,488
Hospitality Properties Trust	4,576	149,132
Host Hotels & Resorts, Inc.	14,960	342,434
Hudson Pacific Properties, Inc.	4,928	159,421
Inland Real Estate Corp.	8,448	96,138
Invesco Mortgage Capital, Inc.	30,096	461,673
Investors Real Estate Trust	3,168	26,136
Iron Mountain, Inc.	5,088	202,706
iStar Financial, Inc.*	14,960	195,078
Kilroy Realty Corp.	1,408	104,403
Kimco Realty Corp.	10,912	301,717
Kite Realty Group Trust	6,681	204,171
Lamar Advertising Co., Class A	1,408	78,876
LaSalle Hotel Properties	5,984	242,113
Lexington Realty Trust	11,264	128,522
Liberty Property Trust	3,168	127,670
LTC Properties, Inc.	3,872	181,674
The Macerich Co.	3,344	287,617
Mack-Cali Realty Corp.	4,752	92,712
Medical Properties Trust, Inc.	64,416	990,074
MFA Financial, Inc.	99,264	778,230
Mid-America Apartment Communities, Inc.	1,760	139,603
Monmouth Real Estate Investment Corp.	6,512	76,907
National Health Investors, Inc.	3,344	249,997
National Retail Properties, Inc.	3,168	135,717
New Residential Investment Corp.	33,616	428,604
New York Mortgage Trust, Inc.	19,008	147,122
NorthStar Realty Finance Corp.	13,809	261,128
Omega Healthcare Investors, Inc.	3,872	169,826
Outfront Media, Inc.	2,239	63,476
Parkway Properties, Inc.	5,280	96,624
Pebblebrook Hotel Trust	7,040	326,938

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Pennsylvania Real Estate Investment Trust	16,544	$395,898
PennyMac Mortgage Investment Trust	17,072	384,291
Piedmont Office Realty Trust, Inc., Class A	16,192	316,230
Plum Creek Timber Co., Inc.	1,936	86,191
Post Properties, Inc.	4,576	277,992
Potlatch Corp.	2,992	119,261
Prologis, Inc.	12,144	548,180
PS Business Parks, Inc.	1,056	88,820
Public Storage	3,872	777,652
QTS Realty Trust, Inc., Class A	880	33,449
RAIT Financial Trust	16,192	114,154
Ramco-Gershenson Properties Trust	3,872	75,775
Rayonier, Inc.	176	5,166
Realty Income Corp.	5,104	277,206
Redwood Trust, Inc.	11,968	238,522
Regency Centers Corp.	2,992	205,132
Resource Capital Corp.	13,552	65,456
Retail Opportunity Investments Corp.	5,984	105,737
Retail Properties of America, Inc., Class A	15,312	270,869
Rexford Industrial Realty, Inc.	176	2,820
RLJ Lodging Trust	7,216	245,849
Rouse Properties, Inc.	4,224	78,524
Ryman Hospitality Properties, Inc.	5,632	309,197
Sabra Health Care REIT, Inc.	3,696	120,859
Saul Centers, Inc.	1,408	80,383
Select Income REIT	7,216	179,462
Senior Housing Properties Trust	1,760	40,990
Simon Property Group, Inc.	7,392	1,468,495
SL Green Realty Corp.	1,584	199,584
Sovran Self Storage, Inc.	3,520	333,520
Spirit Realty Capital, Inc.	20,944	269,340
STAG Industrial, Inc.	4,224	110,669

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares		Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Starwood Property Trust, Inc.	5,808		$138,985
Strategic Hotels & Resorts, Inc.*	74,272		996,730
Summit Hotel Properties, Inc.	11,088		142,148
Sun Communities, Inc.	3,696		250,330
Sunstone Hotel Investors, Inc.	20,244		345,160
Tanger Factory Outlet Centers, Inc.	6,336		249,322
Taubman Centers, Inc.	880		72,116
Terreno Realty Corp.	1,584		36,115
Two Harbors Investment Corp.	4,224		43,592
UDR, Inc.	6,864		228,297
Universal Health Realty Income Trust	2,288		122,934
Urstadt Biddle Properties, Inc., Class A	880		20,680
Ventas, Inc.	11,264		899,019
Vornado Realty Trust	3,696		408,186
Washington Real Estate Investment Trust	7,568		217,277
Weingarten Realty Investors	1,408		52,772
Western Asset Mortgage Capital Corp.	5,632		76,032
Weyerhaeuser Co.	13,024		466,910
WP Carey, Inc.	1,584		113,747
WP GLIMCHER, Inc.	—	#	8

			41,220,648
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.	1,936		74,071
Altisource Portfolio Solutions S.A.*	5,280		107,079
CBRE Group, Inc., Class A*	5,104		165,063
Forest City Enterprises, Inc., Class A*	7,392		181,104
Forestar Group, Inc.*	8,976		119,112
The Howard Hughes Corp.*	880		114,954
Jones Lang LaSalle, Inc.	880		129,430
Kennedy-Wilson Holdings, Inc.	5,808		154,435

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
RE/MAX Holdings, Inc., Class A	1,408	$46,858
Realogy Holdings Corp.*	2,288	106,392
The St. Joe Co.*	20,944	338,455
Tejon Ranch Co.*	1,056	25,999

		1,562,952
Road & Rail - 0.9%
AMERCO*	704	201,421
ArcBest Corp.	2,992	111,482
Avis Budget Group, Inc.*	4,928	282,424
Celadon Group, Inc.	3,168	75,493
Con-way, Inc.	6,336	259,586
CSX Corp.	21,120	703,296
Genesee & Wyoming, Inc., Class A*	1,232	101,578
Heartland Express, Inc.	3,344	85,907
Hertz Global Holdings, Inc.*	9,328	191,411
J.B. Hunt Transport Services, Inc.	1,760	140,114
Kansas City Southern	2,288	251,886
Knight Transportation, Inc.	5,456	155,441
Landstar System, Inc.	4,048	259,396
Marten Transport Ltd.	4,752	97,178
Norfolk Southern Corp.	5,984	610,189
Old Dominion Freight Line, Inc.*	3,168	222,140
Quality Distribution, Inc.*	3,520	29,357
Roadrunner Transportation Systems, Inc.*	4,400	89,408
Ryder System, Inc.	3,168	262,279
Saia, Inc.*	2,288	96,348
Swift Transportation Co.*	9,504	233,608
Union Pacific Corp.	19,008	2,227,928
Werner Enterprises, Inc.	5,280	150,638
YRC Worldwide, Inc.*	4,928	78,158

		6,916,666
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Energy Industries, Inc.*	5,456	130,944
Advanced Micro Devices, Inc.*	43,472	111,723
Altera Corp.	3,872	127,486

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Amkor Technology, Inc.*	32,560	$206,756
Analog Devices, Inc.	5,632	293,455
Applied Materials, Inc.	26,224	598,956
Applied Micro Circuits Corp.*	1,408	7,392
Atmel Corp.*	29,040	241,903
Avago Technologies Ltd.	4,928	506,993
Broadcom Corp., Class A	8,272	351,022
Brooks Automation, Inc.	5,808	74,981
Cabot Microelectronics Corp.*	1,936	95,658
Cavium, Inc.*	4,576	269,115
CEVA, Inc.*	880	16,113
Cirrus Logic, Inc.*	16,544	438,416
Cree, Inc.*	880	31,117
Cypress Semiconductor Corp.*	13,376	197,028
Diodes, Inc.*	8,800	232,584
Entegris, Inc.*	13,728	178,464
Exar Corp.*	1,760	15,875
Fairchild Semiconductor International, Inc.*	10,560	162,096
First Solar, Inc.*	1,584	67,035
FormFactor, Inc.*	11,088	83,714
Freescale Semiconductor Ltd.*	3,344	107,309
Inphi Corp.*	1,760	34,496
Integrated Device Technology, Inc.*	13,024	238,209
Integrated Silicon Solution, Inc.	6,512	104,713
Intel Corp.	140,448	4,640,402
Intersil Corp., Class A	11,792	168,743
IXYS Corp.	1,936	21,877
KLA-Tencor Corp.	2,464	151,462
Kulicke & Soffa Industries, Inc.*	11,968	181,555
Lam Research Corp.	3,344	255,615
Lattice Semiconductor Corp.*	11,968	85,332
Linear Technology Corp.	3,344	150,279
Magnachip Semiconductor Corp.*	13,200	189,816

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Marvell Technology Group Ltd.	5,456	$84,513
Maxim Integrated Products, Inc.	6,688	221,306
MaxLinear, Inc., Class A*	528	4,250
Micrel, Inc.	5,280	74,290
Microchip Technology, Inc.	2,640	119,064
Micron Technology, Inc.*	27,984	818,952
Microsemi Corp.*	24,992	696,277
MKS Instruments, Inc.	5,456	191,015
Monolithic Power Systems, Inc.	3,344	158,807
Nanometrics, Inc.*	1,232	19,145
NVIDIA Corp.	9,680	185,904
OmniVision Technologies, Inc.*	13,552	366,446
ON Semiconductor Corp.*	9,504	95,135
PDF Solutions, Inc.*	704	11,700
Photronics, Inc.*	7,744	65,050
PMC - Sierra, Inc.*	19,008	168,031
Power Integrations, Inc.	1,760	90,781
Qorvo, Inc.*	12,467	920,937
Rambus, Inc.*	10,560	118,800
Rudolph Technologies, Inc.*	1,232	12,357
Semtech Corp.*	4,224	107,543
Silicon Image, Inc.*	7,040	51,110
Silicon Laboratories, Inc.*	2,112	92,421
Skyworks Solutions, Inc.	3,168	263,102
Spansion, Inc., Class A*	7,216	255,879
SunEdison, Inc.*	12,320	230,754
SunPower Corp.*	3,520	84,902
Synaptics, Inc.*	3,344	256,853
Teradyne, Inc.	6,512	117,867
Tessera Technologies, Inc.	6,688	247,991
Texas Instruments, Inc.	24,288	1,298,194
Ultra Clean Holdings, Inc.*	5,632	49,562
Veeco Instruments, Inc.*	2,816	82,143
Xcerra Corp.*	5,632	43,254
Xilinx, Inc.	4,048	156,152

		18,529,121

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Software - 2.9%
ACI Worldwide, Inc.*	9,856	$182,040
Activision Blizzard, Inc.	7,568	158,133
Adobe Systems, Inc.*	10,208	715,887
Advent Software, Inc.	1,936	81,022
ANSYS, Inc.*	2,464	198,771
Aspen Technology, Inc.*	5,984	211,505
Autodesk, Inc.*	4,576	247,127
Blackbaud, Inc.	4,048	176,938
Bottomline Technologies de, Inc.*	1,056	26,157
BroadSoft, Inc.*	880	23,663
CA, Inc.	9,680	293,304
Cadence Design Systems, Inc.*	4,400	79,156
Callidus Software, Inc.*	2,992	44,730
Citrix Systems, Inc.*	1,936	114,727
CommVault Systems, Inc.*	1,936	84,371
Ebix, Inc.	5,456	124,670
Electronic Arts, Inc.*	6,160	337,938
Ellie Mae, Inc.*	2,288	101,221
EnerNOC, Inc.*	2,112	36,369
Epiq Systems, Inc.	4,752	82,922
ePlus, Inc.*	1,760	118,694
FactSet Research Systems, Inc.	704	101,087
Fair Isaac Corp.	3,344	238,594
Fleetmatics Group PLC*	2,992	105,947
Fortinet, Inc.*	8,096	242,030
Glu Mobile, Inc.*	4,048	14,208
Guidewire Software, Inc.*	4,576	229,258
Imperva, Inc.*	2,464	102,897
Informatica Corp.*	1,056	44,019
Interactive Intelligence Group, Inc.*	880	35,693
Intuit, Inc.	6,512	565,372
Jive Software, Inc.*	176	1,014
Manhattan Associates, Inc.*	6,688	298,552
Mentor Graphics Corp.	24,464	562,917
Microsoft Corp.	174,240	7,039,296
MicroStrategy, Inc., Class A*	880	142,208
Model N, Inc.*	704	7,533

	Shares	Value
Common Stocks - (continued)
Software - (continued)
Monotype Imaging
Holdings, Inc.	2,288	$67,130
NetScout Systems, Inc.*	3,520	126,368
NetSuite, Inc.*	704	69,295
Nuance Communications, Inc.*	352	4,838
Oracle Corp.	70,752	2,963,801
Pegasystems, Inc.	2,816	55,109
Progress Software Corp.*	4,400	110,220
Proofpoint, Inc.*	2,992	149,600
PROS Holdings, Inc.*	1,232	29,925
PTC, Inc.*	6,512	217,566
Qlik Technologies, Inc.*	5,808	164,947
Qualys, Inc.*	1,056	40,149
RealPage, Inc.*	176	3,170
Red Hat, Inc.*	3,520	224,541
Rosetta Stone, Inc.*	352	3,175
Rovi Corp.*	22,880	528,757
Salesforce.com, Inc.*	11,440	645,788
Seachange International, Inc.*	880	6,213
ServiceNow, Inc.*	2,288	166,795
Silver Spring Networks, Inc.*	5,104	36,238
SolarWinds, Inc.*	5,632	271,181
Solera Holdings, Inc.	528	27,245
Splunk, Inc.*	1,936	99,994
SS&C Technologies Holdings, Inc.	4,048	223,976
Symantec Corp.	14,784	366,200
Synchronoss Technologies, Inc.*	2,992	127,070
Synopsys, Inc.*	3,168	136,192
Tableau Software, Inc., Class A*	880	71,069
Take-Two Interactive Software, Inc.*	9,856	292,920
Tangoe, Inc.*	704	8,047
Telenav, Inc.*	1,760	11,405
TiVo, Inc.*	7,040	73,638
Tyler Technologies, Inc.*	2,464	261,381
The Ultimate Software Group, Inc.*	1,584	234,448
Varonis Systems, Inc.*	1,056	34,816

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Software - (continued)
VASCO Data Security International, Inc.*	4,048	$87,032
Verint Systems, Inc.*	4,576	244,267
VMware, Inc., Class A*	880	67,848
Workday, Inc., Class A*	704	55,940
Zynga, Inc., Class A*	24,992	63,980

		21,542,244
Specialty Retail - 3.2%
Aaron’s, Inc.	15,488	490,350
Abercrombie & Fitch Co., Class A	19,360	494,067
Advance Auto Parts, Inc.	1,584	251,856
Aeropostale, Inc.*	33,616	82,023
American Eagle Outfitters, Inc.	8,800	123,552
America’s Car-Mart, Inc.*	2,288	121,516
ANN, Inc.*	11,968	396,141
Asbury Automotive Group, Inc.*	7,920	587,743
Ascena Retail Group, Inc.*	38,016	439,465
AutoNation, Inc.*	2,288	136,411
AutoZone, Inc.*	704	420,260
Barnes & Noble, Inc.*	5,632	132,296
bebe stores, inc.	8,272	29,614
Bed Bath & Beyond, Inc.*	4,928	368,467
Best Buy Co., Inc.	5,632	198,246
Big 5 Sporting Goods Corp.	2,112	25,154
Brown Shoe Co., Inc.	7,216	204,862
The Buckle, Inc.	2,112	107,268
Cabela’s, Inc.*	13,552	744,682
CarMax, Inc.*	5,280	327,888
The Cato Corp., Class A	4,928	208,947
Chico’s FAS, Inc.	7,568	126,234
The Children’s Place, Inc.	4,048	242,678
Christopher & Banks Corp.*	1,232	6,419
Citi Trends, Inc.*	3,344	76,544
Conn’s, Inc.*	8,448	132,971
CST Brands, Inc.	6,835	294,588
Destination Maternity Corp.	528	8,084
Dick’s Sporting Goods, Inc.	2,288	118,175
DSW, Inc., Class A	4,400	156,464

	Shares	Value
Common Stocks - (continued)
Specialty Retail - (continued)
Express, Inc.*	23,584	$308,479
The Finish Line, Inc., Class A	12,848	303,213
Five Below, Inc.*	3,168	105,558
Foot Locker, Inc.	2,464	131,134
Francesca’s Holdings Corp.*	2,288	36,288
GameStop Corp., Class A	1,408	49,632
The Gap, Inc.	6,864	282,728
Genesco, Inc.*	6,512	465,282
GNC Holdings, Inc., Class A	1,936	85,842
Group 1 Automotive, Inc.	5,280	424,459
Guess?, Inc.	16,896	317,307
Haverty Furniture Cos, Inc.	1,408	34,397
Hibbett Sports, Inc.*	880	41,395
The Home Depot, Inc.	29,040	3,032,357
Kirkland’s, Inc.*	2,816	65,528
L Brands, Inc.	5,984	506,426
Lithia Motors, Inc., Class A	2,992	253,422
Lowe’s Cos., Inc.	22,704	1,538,423
Lumber Liquidators Holdings, Inc.*	2,112	133,373
MarineMax, Inc.*	2,288	58,367
Mattress Firm Holding Corp.*	1,584	91,270
The Men’s Wearhouse, Inc.	5,808	269,898
Monro Muffler Brake, Inc.	2,640	150,850
Murphy USA, Inc.*	11,264	786,340
Office Depot, Inc.*	147,312	1,119,571
O’Reilly Automotive, Inc.*	2,464	461,655
Outerwall, Inc.*	5,104	316,856
Penske Automotive Group, Inc.	4,400	212,740
The Pep Boys-Manny Moe & Jack*	528	4,451
PetSmart, Inc.	2,816	230,081
Pier 1 Imports, Inc.	19,360	325,442
Rent-A-Center, Inc.	14,432	494,729
Restoration Hardware Holdings, Inc.*	2,816	246,484
Ross Stores, Inc.	5,104	468,088
Sally Beauty Holdings, Inc.*	6,336	196,923

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Specialty Retail - (continued)
Sears Hometown and Outlet Stores, Inc.*	6,336	$71,914
Select Comfort Corp.*	4,224	126,044
Shoe Carnival, Inc.	2,288	53,127
Signet Jewelers Ltd.	1,584	191,838
Sonic Automotive, Inc., Class A	8,976	221,079
Stage Stores, Inc.	7,040	140,800
Staples, Inc.	16,192	276,074
Stein Mart, Inc.	4,576	62,966
Tiffany & Co.	2,464	213,481
The TJX Cos., Inc.	16,368	1,079,306
Tractor Supply Co.	4,224	342,862
Ulta Salon Cosmetics & Fragrance, Inc.*	1,584	208,993
Urban Outfitters, Inc.*	1,584	55,218
Vitamin Shoppe, Inc.*	1,936	81,835
Williams-Sonoma, Inc.	1,760	137,720
Zumiez, Inc.*	2,288	85,320

		23,950,530
Technology Hardware, Storage & Peripherals - 2.9%
3D Systems Corp.*	1,936	56,299
Apple, Inc.	124,432	14,578,453
Cray, Inc.*	2,992	97,210
Diebold, Inc.	7,744	241,613
Eastman Kodak Co.*	14,432	259,920
Electronics For Imaging, Inc.*	3,872	149,653
EMC Corp.	46,288	1,200,248
Hewlett-Packard Co.	52,800	1,907,664
Immersion Corp.*	880	8,281
Lexmark International, Inc., Class A	16,016	639,199
NCR Corp.*	1,760	44,704
NetApp, Inc.	8,624	325,987
Nimble Storage, Inc.*	2,112	47,372
QLogic Corp.*	23,232	310,380
Quantum Corp.*	75,680	119,574
SanDisk Corp.	4,928	374,085
Seagate Technology PLC	7,568	427,138
Silicon Graphics International Corp.*	5,984	56,429

	Shares	Value
Common Stocks - (continued)
Technology Hardware, Storage & Peripherals - (continued)
Super Micro Computer, Inc.*	6,160	$225,271
Violin Memory, Inc.*	3,344	12,841
Western Digital Corp.	5,280	513,374

		21,595,695
Textiles, Apparel & Luxury Goods - 0.8%
Carter’s, Inc.	1,408	114,738
Coach, Inc.	4,752	176,727
Columbia Sportswear Co.	2,464	104,720
Crocs, Inc.*	1,056	11,194
Deckers Outdoor Corp.*	3,344	220,871
Fossil Group, Inc.*	528	51,638
G-III Apparel Group Ltd.*	4,576	444,787
Hanesbrands, Inc.	1,408	156,823
Iconix Brand Group, Inc.*	6,688	222,309
Kate Spade & Co.*	7,920	249,718
lululemon athletica, Inc.*	2,992	198,190
Michael Kors Holdings Ltd.*	4,048	286,558
Movado Group, Inc.	528	12,688
NIKE, Inc., Class B	16,016	1,477,476
Oxford Industries, Inc.	704	39,382
Perry Ellis International, Inc.*	3,168	75,747
PVH Corp.	1,936	213,463
Quiksilver, Inc.*	43,296	80,964
Ralph Lauren Corp.	1,760	293,726
Skechers U.S.A., Inc., Class A*	4,928	297,405
Steven Madden Ltd.*	3,168	108,789
Tumi Holdings, Inc.*	6,512	147,627
Under Armour, Inc., Class A*	3,168	228,349
Unifi, Inc.*	880	28,362
Vera Bradley, Inc.*	880	16,782
VF Corp.	8,976	622,665
Wolverine World Wide, Inc.	8,272	232,857

		6,114,555
Thrifts & Mortgage Finance - 0.6%
Astoria Financial Corp.	14,784	180,808
Beneficial Bancorp, Inc.*	4,065	43,862

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Thrifts & Mortgage Finance - (continued)
Berkshire Hills Bancorp, Inc.	7,392	$184,061
BofI Holding, Inc.*	1,232	103,931
Brookline Bancorp, Inc.	11,440	109,824
Capitol Federal Financial, Inc.	17,072	212,717
Dime Community Bancshares, Inc.	15,664	231,201
Essent Group Ltd.*	4,752	111,149
EverBank Financial Corp.	12,672	221,126
Federal Agricultural Mortgage Corp., Class C	5,632	155,162
Flagstar Bancorp, Inc.*	10,208	145,056
Home Loan Servicing Solutions Ltd.	19,184	231,359
HomeStreet, Inc.*	1,408	24,865
Hudson City Bancorp, Inc.	12,848	115,247
Ladder Capital Corp. (REIT)*	1,232	23,112
LendingTree, Inc.*	352	14,495
MGIC Investment Corp.*	33,968	289,407
Nationstar Mortgage Holdings, Inc.*	6,336	162,899
New York Community Bancorp, Inc.	7,392	114,206
Northfield Bancorp, Inc.	4,224	60,826
Northwest Bancshares, Inc.	7,216	85,149
Ocwen Financial Corp.*	35,024	214,347
Oritani Financial Corp.	4,576	64,567
PennyMac Financial Services, Inc., Class A*	4,048	72,945
People’s United Financial, Inc.	6,336	89,147
Provident Financial Services, Inc.	10,912	189,432
Radian Group, Inc.	17,952	282,924
Stonegate Mortgage Corp.*	1,760	17,706
TFS Financial Corp.	1,936	27,143
TrustCo Bank Corp.	17,600	113,168
United Financial Bancorp, Inc.	5,808	72,252
Walker & Dunlop, Inc.*	2,992	53,108
Washington Federal, Inc.	24,640	489,350

	Shares	Value
Common Stocks - (continued)
Thrifts & Mortgage Finance - (continued)
WSFS Financial Corp.	1,584	$116,994

		4,623,545
Tobacco - 0.9%
Altria Group, Inc.	44,000	2,336,400
Lorillard, Inc.	7,216	473,442
Philip Morris International, Inc.	31,856	2,556,125
Reynolds American, Inc.	7,568	514,246
Universal Corp.	6,864	275,658
Vector Group Ltd.	9,446	211,402

		6,367,273
Trading Companies & Distributors - 0.5%
Aceto Corp.	4,224	81,945
Air Lease Corp.	6,688	233,679
Applied Industrial Technologies, Inc.	2,816	113,851
Beacon Roofing Supply, Inc.*	6,688	158,439
CAI International, Inc.*	2,992	62,742
DXP Enterprises, Inc.*	352	14,439
Fastenal Co.	5,280	234,432
GATX Corp.	11,792	673,913
H&E Equipment Services, Inc.	2,112	37,044
HD Supply Holdings, Inc.*	2,288	65,963
Kaman Corp.	5,280	200,746
MRC Global, Inc.*	35,200	380,512
MSC Industrial Direct Co., Inc., Class A	704	52,849
Rush Enterprises, Inc., Class A*	8,624	241,472
TAL International Group, Inc.*	10,384	422,110
Titan Machinery, Inc.*	5,808	82,067
United Rentals, Inc.*	1,936	160,398
Veritiv Corp.*	1,720	87,496
W.W. Grainger, Inc.	1,056	249,047
Watsco, Inc.	2,288	249,072

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Trading Companies & Distributors - (continued)
WESCO International, Inc.*	1,056	$70,498

		3,872,714
Transportation Infrastructure - 0.0%†
Wesco Aircraft Holdings, Inc.*	13,376	174,423

Water Utilities - 0.1%
American States Water Co.	3,696	146,509
American Water Works Co., Inc.	3,344	187,732
Aqua America, Inc.	4,048	109,498
California Water Service Group	4,400	107,976
Connecticut Water Service, Inc.	1,056	37,974
SJW Corp.	880	29,718

		619,407
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc.*	3,520	29,744
Leap Wireless International, Inc.*^	12,069	—
NTELOS Holdings Corp.	13,728	56,285
SBA Communications Corp., Class A*	2,464	287,549
Shenandoah Telecommunications Co.	3,168	94,121
Spok Holdings, Inc.	2,640	45,197
Sprint Corp.*	35,728	153,630
Telephone & Data Systems, Inc.	25,872	601,524
T-Mobile US, Inc.*	2,816	84,987
United States Cellular Corp.	3,520	122,461

		1,475,498

Total Common Stocks (Cost $601,889,962)		733,140,874

	No. of Rights
Rights - 0.0%†
The Providence Service Corp., expiring 02/05/15 at 100.00 USD*^	100	—

Total Rights (Cost $—)		—

	No. of Warrants	Value
Warrants - 0.0%†
Magnum Hunter Resources Corp., expiring 04/15/16 at 8.50 USD*^	2,849	$—

Total Warrants (Cost $—)		—

	Principal Amount
U.S. Government & Agency Security - 0.1%
U.S. Treasury Bill 0.00%, due 04/30/15(a)	$730,000	729,987

Total U.S. Government & Agency Security (Cost $729,897)		729,987

Total Investment Securities (Cost $602,619,859) — 99.3%		733,870,861

Other assets less liabilities — 0.7%		5,134,827

Net Assets — 100.0%		$739,005,688

#	Amount represents less than one share.
*	Non-income producing security.
‡	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is a subsidiary of Northern Trust Corporation.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At January 31, 2015, the value of these securities amounted to $0 or 0.00% of net assets.
†	Amount represents less than 0.05%.
(a)	Zero coupon security. Rate disclosed is yield as of January 31, 2015.

Percentages shown are based on Net Assets.

Abbreviations:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

USD — US Dollar

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$150,773,178
Aggregate gross unrealized depreciation	(19,149,696)

Net unrealized appreciation	$131,623,482

Federal income tax cost of investments	$602,247,379

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2015 (Unaudited)

Investment in a company which was affiliated for the period ending January 31, 2015, was as follows:

Security	Value October 31, 2014	Purchases at Cost	Sales at Cost	Value January 31, 2015	Dividend Income	Realized Gain (Loss)
Northern Trust Corp.	$399,126	$9,147	$—	$402,741	$1,987	$—

Futures Contracts

FlexShares® Morningstar US Market Factor Tilt Index Fund had the following open long futures contracts as of January 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini S&P 400® Index Futures Contracts	7	03/20/15	$1,001,980	$5,164
E-mini S&P 500® Index Futures Contracts	29	03/20/15	2,883,180	(21,897)
Russell 2000® Mini Index Futures Contracts	18	03/20/15	2,090,160	(12,688)

				$(29,421)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - 98.8%
Aerospace & Defense - 1.0%
Airbus Group N.V.	16,056	$855,188
BAE Systems PLC	89,149	679,506
Bombardier, Inc., Class A	800	1,899
Bombardier, Inc., Class B	35,411	80,991
CAE, Inc.	7,384	91,139
Chemring Group PLC	40,121	130,458
Cobham PLC	39,652	194,561
Elbit Systems Ltd.	412	25,396
Finmeccanica SpA*	9,150	100,052
Kongsberg Gruppen ASA	2,303	38,926
MacDonald Dettwiler & Associates Ltd.	250	18,404
Meggitt PLC	21,534	174,323
MTU Aero Engines AG	4,583	419,579
QinetiQ Group PLC	65,061	182,825
Rolls-Royce Holdings PLC*	49,818	667,035
Saab AB, Class B	3,770	91,966
Safran S.A.	6,808	454,726
Senior PLC	35,191	163,634
Singapore Technologies Engineering Ltd.	48,000	119,193
Thales S.A.	3,453	182,358
Ultra Electronics Holdings PLC	5,523	145,079
Zodiac Aerospace	4,610	153,308

		4,970,546
Air Freight & Logistics - 0.6%
Bollore S.A.	6,600	28,443
Cia de Distribucion Integral Logista Holdings SAU*	4,663	85,454
CTT-Correios de Portugal S.A.	6,883	72,623
CWT Ltd.	97,000	120,435
Deutsche Post AG (Registered)	26,645	865,043
Financiere de L’Odet	39	37,320
Freightways Ltd.	5,961	25,829
Kerry Logistics Network Ltd.	26,000	39,771
Kintetsu World Express, Inc.	800	34,325
Mainfreight Ltd.	10,188	118,311

	Shares	Value
Common Stocks - (continued)
Air Freight & Logistics - (continued)
Mitsui-Soko Holdings Co., Ltd.	13,000	$43,937
Oesterreichische Post AG	1,006	49,836
Panalpina Welttransport Holding AG (Registered)	294	35,949
PostNL N.V.*	107,456	391,059
Royal Mail PLC	12,166	79,484
Singapore Post Ltd.	5,000	7,908
TNT Express N.V.	98,800	649,323
Toll Holdings Ltd.	25,932	125,004
Yamato Holdings Co., Ltd.	9,300	212,024
Yusen Logistics Co., Ltd.	2,100	25,333

		3,047,411
Airlines - 0.3%
Aegean Airlines S.A.*	2,412	18,672
Aer Lingus Group PLC	79,187	192,121
Air France-KLM*	27,346	242,147
Air New Zealand Ltd.	2,717	5,147
ANA Holdings, Inc.	35,000	97,195
Cathay Pacific Airways Ltd.	27,000	63,031
Deutsche Lufthansa AG (Registered)	5,873	99,775
easyJet PLC	2,212	61,859
International Consolidated Airlines Group S.A.*	20,313	166,117
Japan Airlines Co., Ltd.	5,100	174,103
Norwegian Air Shuttle ASA*	532	20,867
Qantas Airways Ltd.*	22,594	45,923
Singapore Airlines Ltd.	18,000	168,280
Virgin Australia Holdings Ltd.*	108,255	39,623

		1,394,860
Auto Components - 1.7%
Aisin Seiki Co., Ltd.	4,600	162,321
Akebono Brake Industry Co., Ltd.	14,500	51,598
ARB Corp. Ltd.	1,725	15,556
Brembo SpA	3,048	107,313
Bridgestone Corp.	18,400	742,172
Calsonic Kansei Corp.	6,000	34,529
Cie Generale des Etablissements Michelin	5,070	496,203
Continental AG	2,867	649,318

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Auto Components - (continued)
Daido Metal Co., Ltd.	4,000	$37,867
Denso Corp.	12,100	540,902
Eagle Industry Co., Ltd.	6,600	124,342
ElringKlinger AG	2,512	87,676
Exedy Corp.	2,800	62,000
F.C.C. Co., Ltd.	6,800	130,541
Faurecia	11,846	478,828
GKN PLC	45,727	253,145
G-Tekt Corp.	2,800	26,864
HI-LEX Corp.	3,164	91,177
Keihin Corp.	12,900	207,340
Koito Manufacturing Co., Ltd.	2,000	65,807
KYB Co., Ltd.	52,000	208,505
Leoni AG	6,526	408,496
Linamar Corp.	2,180	125,149
Magna International, Inc.	5,753	553,952
Martinrea International, Inc.	18,782	139,685
Mitsuba Corp.	6,700	120,408
Musashi Seimitsu Industry Co., Ltd.	4,200	79,806
Nexteer Automotive Group Ltd.	46,000	45,446
NGK Spark Plug Co., Ltd.	5,600	167,812
NHK Spring Co., Ltd.	2,100	19,147
Nifco, Inc.	200	6,947
Nippon Seiki Co., Ltd.	3,000	68,318
Nissan Shatai Co., Ltd.	1,000	11,110
Nissin Kogyo Co., Ltd.	2,200	33,937
NOK Corp.	800	23,292
Nokian Renkaat Oyj	3,803	93,941
Pirelli & C. SpA	8,062	114,447
Plastic Omnium S.A.	11,236	324,652
Press Kogyo Co., Ltd.	20,000	68,105
Sanden Corp.	22,000	103,759
Showa Corp.	8,700	89,322
Stanley Electric Co., Ltd.	6,600	148,671
Sumitomo Electric Industries Ltd.	23,400	304,789
Sumitomo Riko Co., Ltd.	7,600	62,371
Sumitomo Rubber Industries Ltd.	4,000	62,793
Tachi-S Co., Ltd.	3,900	57,239

	Shares	Value
Common Stocks - (continued)
Auto Components - (continued)
Takata Corp.	8,300	$97,934
Tokai Rika Co., Ltd.	2,600	54,096
Topre Corp.	10,000	138,765
Toyo Tire & Rubber Co., Ltd.	2,700	61,578
Toyoda Gosei Co., Ltd.	200	4,444
Toyota Industries Corp.	4,600	250,236
TPR Co., Ltd.	5,600	143,498
TS Tech Co., Ltd.	1,100	27,981
Unipres Corp.	9,500	166,522
Valeo S.A.	1,887	267,557
Xinyi Glass Holdings Ltd.	10,000	5,275
The Yokohama Rubber Co., Ltd.	5,000	47,503
Yorozu Corp.	2,200	42,852

		9,115,839
Automobiles - 2.8%
Bayerische Motoren Werke AG	8,922	1,041,034
Bayerische Motoren Werke AG (Preference)	2,211	187,499
Daihatsu Motor Co., Ltd.	4,200	58,996
Daimler AG (Registered)	26,809	2,434,731
Fiat Chrysler Automobiles N.V.*	26,661	352,002
Fuji Heavy Industries Ltd.	15,500	566,941
Honda Motor Co., Ltd.	41,000	1,249,913
Isuzu Motors Ltd.	19,600	263,886
Mazda Motor Corp.	15,600	325,042
Mitsubishi Motors Corp.	21,000	179,492
Nissan Motor Co., Ltd.	56,900	492,392
Peugeot S.A.*	17,587	255,121
Piaggio & C SpA*	4,425	13,482
Porsche Automobil Holding SE (Preference)	2,916	245,015
Renault S.A.	5,063	389,707
Suzuki Motor Corp.	9,900	316,557
Toyota Motor Corp.	74,500	4,848,700
Volkswagen AG	783	174,197
Volkswagen AG (Preference)	4,705	1,052,846
Yamaha Motor Co., Ltd.	5,800	128,971

		14,576,524

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Banks - 10.7%
The 77 Bank Ltd.	1,000	$5,576
The Aichi Bank Ltd.	1,200	59,252
The Akita Bank Ltd.	47,000	131,239
Aktia Bank Oyj	4,665	52,642
Alpha Bank AE*	69,491	25,407
The Aomori Bank Ltd.	31,000	92,104
Aozora Bank Ltd.	52,000	190,355
Ashikaga Holdings Co., Ltd.	18,800	77,623
Australia & New Zealand Banking Group Ltd.	69,735	1,792,102
The Awa Bank Ltd.	6,000	32,588
Banca Carige SpA*	1,547,333	103,892
Banca Monte dei Paschi di Siena SpA*	81,717	36,885
Banca Popolare dell’Emilia Romagna SC*	17,778	120,269
Banca Popolare di Milano Scarl*	160,812	129,205
Banca Popolare di Sondrio Scarl	34,622	134,789
Banco Bilbao Vizcaya Argentaria S.A.	163,830	1,405,042
Banco BPI S.A. (Registered)*	15,225	14,329
Banco Comercial Portugues S.A., Class R*	941,037	66,901
Banco de Sabadell S.A.	113,818	288,215
Banco Espirito Santo S.A. (Registered)*^	48,647	549
Banco Popolare SC*	9,559	121,028
Banco Popular Espanol S.A.*^	194	822
Banco Popular Espanol S.A.	45,981	194,785
Banco Santander S.A.*^	7,771	52,265
Banco Santander S.A.	341,952	2,299,819
Bank Hapoalim BM	32,400	144,424
Bank Leumi Le-Israel BM*	46,415	155,231
Bank of East Asia Ltd.	38,681	160,644
Bank of Georgia Holdings PLC	7,805	238,080
Bank of Ireland*	590,318	178,527
The Bank of Iwate Ltd.	4,700	192,457
The Bank of Kyoto Ltd.	5,000	42,310

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
Bank of Montreal	18,314	$1,053,385
The Bank of Nagoya Ltd.	10,000	36,351
The Bank of Nova Scotia	33,491	1,612,808
The Bank of Okinawa Ltd.	400	16,107
Bank of Queensland Ltd.	14,275	139,069
Bank of the Ryukyus Ltd.	5,561	77,546
The Bank of Yokohama Ltd.	41,000	223,316
Bankia S.A.*	108,159	141,580
Bankinter S.A.	17,075	118,866
Banque Cantonale Vaudoise (Registered)	279	162,691
Barclays PLC	424,413	1,492,533
Bendigo & Adelaide Bank Ltd.	14,078	146,688
Berner Kantonalbank AG (Registered)	259	50,896
BNP Paribas S.A.	26,649	1,406,621
CaixaBank S.A.	49,357	215,213
Canadian Imperial Bank of Commerce	11,088	771,119
Canadian Western Bank	1,676	34,063
The Chiba Bank Ltd.	26,000	177,074
The Chugoku Bank Ltd.	1,000	14,345
comdirect bank AG	411	4,081
Commerzbank AG*	27,245	328,045
Commonwealth Bank of Australia	43,515	3,027,153
Credit Agricole S.A.	28,380	338,348
Credito Emiliano SpA	4,982	38,848
Credito Valtellinese SC*	99,616	112,412
Dah Sing Banking Group Ltd.	24,640	41,187
Dah Sing Financial Holdings Ltd.	14,540	84,202
The Daishi Bank Ltd.	8,000	26,834
Danske Bank A/S	18,955	491,625
DBS Group Holdings Ltd.	47,858	699,955
Deutsche Postbank AG	611	23,653
DNB ASA	27,234	394,604
The Eighteenth Bank Ltd.	47,000	136,841
Erste Group Bank AG	6,259	135,786
Eurobank Ergasias S.A.*	311,191	38,628
FIBI Holdings Ltd.	1,717	24,548

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
The Fukui Bank Ltd.	36,000	$80,909
Fukuoka Financial Group, Inc.	28,000	141,114
The Gunma Bank Ltd.	2,000	13,264
The Hachijuni Bank Ltd.	18,000	119,831
Hang Seng Bank Ltd.	23,000	402,845
The Higashi-Nippon Bank Ltd.	29,000	82,212
The Higo Bank Ltd.	8,000	43,792
The Hiroshima Bank Ltd.	23,000	115,524
The Hokkoku Bank Ltd.	17,000	54,706
The Hokuetsu Bank Ltd.	30,000	54,910
Hokuhoku Financial Group, Inc.	32,000	66,471
HSBC Holdings PLC	523,053	4,788,855
The Hyakugo Bank Ltd.	28,000	119,423
The Hyakujushi Bank Ltd.	10,000	33,882
ING Groep N.V. (CVA)*	105,754	1,327,040
Intesa Sanpaolo SpA	318,839	934,744
Intesa Sanpaolo SpA (Retirement Savings Plan)	10,035	25,638
Israel Discount Bank Ltd., Class A*	3,293	5,158
The Iyo Bank Ltd.	6,000	69,876
The Joyo Bank Ltd.	28,000	142,068
The Juroku Bank Ltd.	19,000	63,244
Jyske Bank A/S (Registered)*	1,854	84,003
The Kagoshima Bank Ltd.	7,000	44,158
Kansai Urban Banking Corp.	5,900	59,821
KBC Groep N.V.*	7,360	396,292
The Keiyo Bank Ltd.	5,000	27,540
The Kiyo Bank Ltd.	7,900	98,527
Laurentian Bank of Canada	7,736	285,597
Liechtensteinische Landesbank AG	3,696	156,469
Lloyds Banking Group PLC*	1,551,854	1,718,913
Luzerner Kantonalbank AG (Registered)	162	61,803
The Minato Bank Ltd.	29,000	56,042
Mitsubishi UFJ Financial Group, Inc.	324,600	1,747,283
The Miyazaki Bank Ltd.	46,000	160,558

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
Mizrahi Tefahot Bank Ltd.*	4,192	$45,893
Mizuho Financial Group, Inc.	567,600	937,423
The Musashino Bank Ltd.	4,300	142,400
The Nanto Bank Ltd.	32,468	109,733
National Australia Bank Ltd.	59,440	1,649,273
National Bank of Canada	9,206	320,988
National Bank of Greece S.A.*	60,673	63,331
Natixis S.A.	27,394	174,719
The Nishi-Nippon City Bank Ltd.	34,000	111,727
Nordea Bank AB	75,547	961,638
North Pacific Bank Ltd.	6,000	22,577
The Ogaki Kyoritsu Bank Ltd.	35,000	108,160
The Oita Bank Ltd.	28,000	98,923
Oversea-Chinese Banking Corp. Ltd.	86,094	661,723
Piraeus Bank S.A.*	63,248	36,971
Raiffeisen Bank International AG	2,526	29,645
Resona Holdings, Inc.	55,500	278,008
Royal Bank of Canada	36,977	2,092,141
Royal Bank of Scotland Group PLC*	76,340	415,510
The San-In Godo Bank Ltd.	12,000	98,583
Senshu Ikeda Holdings, Inc.	15,100	67,488
Seven Bank Ltd.	19,000	85,728
The Shiga Bank Ltd.	1,000	5,627
The Shikoku Bank Ltd.	45,000	94,624
Shinsei Bank Ltd.	37,000	67,722
The Shizuoka Bank Ltd.	8,000	73,826
Skandinaviska Enskilda Banken AB, Class A	38,917	469,971
Societe Generale S.A.	19,567	791,250
Spar Nord Bank A/S	12,474	112,508
SpareBank 1 SMN	7,238	51,363
St. Galler Kantonalbank AG (Registered)	663	251,314
Standard Chartered PLC	58,485	779,743

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
Sumitomo Mitsui Financial Group, Inc.	32,300	$1,097,290
Sumitomo Mitsui Trust Holdings, Inc.	64,000	226,927
Suruga Bank Ltd.	4,600	87,211
Svenska Handelsbanken AB, Class A	13,571	644,391
Swedbank AB, Class A	22,868	554,530
Sydbank A/S*	14,725	415,172
The Tochigi Bank Ltd.	16,000	74,099
The Toho Bank Ltd.	28,732	101,509
TOMONY Holdings, Inc.	31,700	138,172
The Toronto-Dominion Bank	47,100	1,879,617
UniCredit SpA	120,059	709,241
Unione di Banche Italiane SCPA	25,024	172,536
United Overseas Bank Ltd.	36,844	631,176
Valiant Holding AG (Registered)	3,242	264,279
Westpac Banking Corp.	78,999	2,119,995
The Yamagata Bank Ltd.	22,000	93,458
Yamaguchi Financial Group, Inc.	11,000	115,464
The Yamanashi Chuo Bank Ltd.	17,000	68,310
Zuger Kantonalbank AG	4	19,347

		56,582,143
Beverages - 1.8%
A.G.BARR PLC	11,019	104,510
Anheuser-Busch InBev N.V.	22,078	2,693,195
Asahi Group Holdings Ltd.	10,000	331,077
Britvic PLC	13,885	146,916
C&C Group PLC	31,589	123,694
Carlsberg A/S, Class B	2,899	213,133
Coca-Cola Amatil Ltd.	2,776	20,970
Coca-Cola East Japan Co., Ltd.	2,606	43,705
Coca-Cola HBC AG*	4,146	66,690
Coca-Cola West Co., Ltd.	1,000	14,370
Corby Spirit and Wine Ltd.	638	11,271
Cott Corp.	23,206	176,797
Davide Campari-Milano SpA	16,063	108,758

	Shares	Value
Common Stocks - (continued)
Beverages - (continued)
Diageo PLC	66,132	$1,956,676
Heineken Holding N.V.	2,760	181,109
Heineken N.V.	6,455	482,793
Ito En Ltd.	200	3,855
Kirin Holdings Co., Ltd.	17,038	230,625
Molson Coors Canada, Inc., Class B	620	46,751
Pernod-Ricard S.A.	5,982	719,591
Remy Cointreau S.A.	2,277	168,532
Royal Unibrew A/S*	626	106,755
SABMiller PLC	25,530	1,390,144
Sapporo Holdings Ltd.	2,000	8,496
Suntory Beverage & Food Ltd.	3,000	105,861
Takara Holdings, Inc.	3,000	19,282
Treasury Wine Estates Ltd.	20,813	79,744

		9,555,300
Biotechnology - 0.4%
3-D Matrix Ltd.*	600	9,817
Abcam PLC	7,151	46,397
Actelion Ltd. (Registered)*	3,155	349,774
CK Life Sciences International Holdings, Inc.	48,000	4,953
CSL Ltd.	13,457	921,684
Genmab A/S*	2,959	198,615
Genus PLC	9,554	175,634
Grifols S.A.	2,382	100,127
Grifols S.A. (Preference), Class B	4,039	141,064
Japan Tissue Engineering Co., Ltd.*	418	5,103
Mesoblast Ltd.*	14,771	46,242
Pacific Edge Ltd.*	46,742	26,801
PeptiDream, Inc.*	100	8,726
Sirtex Medical Ltd.	7,574	158,958
Swedish Orphan Biovitrum AB*	10,432	109,523
Takara Bio, Inc.	200	2,302

		2,305,720
Building Products - 0.7%
Aica Kogyo Co., Ltd.	1,500	33,648
Asahi Glass Co., Ltd.	6,000	32,180
Assa Abloy AB, Class B	8,971	490,494

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Building Products - (continued)
Belimo Holding AG (Registered)	21	$48,503
Central Glass Co., Ltd.	46,000	194,628
Cie de Saint-Gobain	11,743	502,625
Daikin Industries Ltd.	6,900	486,081
Geberit AG (Registered)	1,060	363,146
GWA Group Ltd.	7,794	16,084
James Halstead PLC	4,475	21,743
Kingspan Group PLC	2,446	44,315
Lindab International AB*	2,940	24,398
LIXIL Group Corp.	6,100	120,011
Nibe Industrier AB, Class B	4,322	109,925
Nichias Corp.	18,000	99,604
Nippon Sheet Glass Co., Ltd.*	181,000	167,956
Nitto Boseki Co., Ltd.	9,000	31,873
Noritz Corp.	9,000	142,740
Okabe Co., Ltd.	2,500	21,730
Rockwool International A/S, Class B	82	8,788
Sankyo Tateyama, Inc.	4,600	71,312
Sanwa Holdings Corp.	8,000	55,846
Sekisui Jushi Corp.	5,000	67,084
Takara Standard Co., Ltd.	12,752	97,595
Takasago Thermal Engineering Co., Ltd.	8,500	107,385
Tarkett S.A.	3,998	82,020
TOTO Ltd.	6,000	66,863
Uponor Oyj	6,174	94,055
Wienerberger AG	3,084	43,589

		3,646,221
Capital Markets - 2.2%
3i Group PLC	36,527	251,972
Aberdeen Asset Management PLC	23,435	154,057
AGF Management Ltd., Class B	14,922	84,734
Alaris Royalty Corp.	1,680	44,122
Allied Properties HK Ltd.	266,000	52,834
Anima Holding SpA(a)*	41,348	206,793
ARA Asset Management Ltd.	15,200	19,097
Ashmore Group PLC	16,969	71,513

	Shares	Value
Common Stocks - (continued)
Capital Markets - (continued)
Avanza Bank Holding AB	807	$26,632
Azimut Holding SpA	3,015	70,393
Banca Generali SpA	3,809	106,339
Brederode S.A.	3,253	113,796
Brewin Dolphin Holdings PLC	23,079	101,699
BT Investment Management Ltd.	6,705	37,595
Canaccord Genuity Group, Inc.	20,839	104,857
CI Financial Corp.	4,004	102,314
Close Brothers Group PLC	6,370	145,516
Credit Suisse Group AG (Registered)*	37,275	787,999
Daiwa Securities Group, Inc.	46,000	337,760
Deutsche Bank AG (Registered)	34,234	996,689
Dundee Corp., Class A*	2,815	26,686
EFG International AG*	7,120	76,923
Financiere de Tubize S.A.	179	11,556
GAM Holding AG*	40,276	713,547
Gimv N.V.	2,762	124,827
Gluskin Sheff + Associates, Inc.	1,600	33,415
Guoco Group Ltd.	3,000	35,404
Haitong International Securities Group Ltd.	84,000	52,870
Hargreaves Lansdown PLC	4,669	70,895
Henderson Group PLC	12,382	44,241
ICAP PLC	24,850	174,519
Ichigo Group Holdings Co., Ltd.	9,700	20,232
Ichiyoshi Securities Co., Ltd.	7,100	72,714
IGM Financial, Inc.	3,358	115,495
Intermediate Capital Group PLC	74,931	554,817
Investec PLC	20,570	173,007
IOOF Holdings Ltd.	17,374	127,723
IP Group PLC*	35,399	125,312
Jafco Co., Ltd.	300	9,973
Julius Baer Group Ltd.*	5,338	218,150
Jupiter Fund Management PLC	20,773	118,369

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Capital Markets - (continued)
kabu.com Securities Co., Ltd.	2,000	$10,931
Kyokuto Securities Co., Ltd.	2,700	39,305
Macquarie Group Ltd.	7,426	359,413
Magellan Financial Group Ltd.	4,385	65,325
Man Group PLC	76,886	206,931
Marusan Securities Co., Ltd.	3,200	22,366
Matsui Securities Co., Ltd.	1,300	11,122
Mediobanca SpA	20,169	175,022
Monex Group, Inc.	41,800	86,828
Nomura Holdings, Inc.	78,400	423,486
Okasan Securities Group, Inc.	4,000	28,468
Paris Orleans S.A.	2,313	45,155
Partners Group Holding AG	554	148,488
Perpetual Ltd.	2,562	98,122
Platinum Asset Management Ltd.	10,774	72,995
Rathbone Brothers PLC	3,638	120,151
Ratos AB, Class B	406	2,540
SBI Holdings, Inc.	5,200	56,354
Schroders PLC	2,457	106,941
Schroders PLC (Non-Voting)	1,249	41,982
Sprott, Inc.	1,700	3,754
Sun Hung Kai & Co., Ltd.	180,996	163,410
SVG Capital PLC*	28,868	188,732
Tetragon Financial Group Ltd.	10,050	96,279
Tokai Tokyo Financial Holdings, Inc.	2,200	14,796
Tullett Prebon PLC	43,064	216,541
UBS Group AG*	102,224	1,709,937
UOB-Kay Hian Holdings Ltd.	36,518	40,752
Value Partners Group Ltd.	68,000	58,060
Vontobel Holding AG (Registered)	7,140	238,634
VZ Holding AG	178	30,955

		11,601,161
Chemicals - 3.7%
ADEKA Corp.	4,200	52,024

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
Agrium, Inc.	4,353	$465,425
Air Liquide S.A.	9,559	1,208,128
Air Water, Inc.	3,000	52,075
Akzo Nobel N.V.	6,532	472,631
Alent PLC	16,912	92,837
Arkema S.A.	15,196	1,088,893
Asahi Kasei Corp.	33,000	329,255
BASF SE	22,933	2,057,360
Borregaard ASA	5,792	40,728
C Uyemura & Co., Ltd.	1,100	56,000
Canexus Corp.	18,300	34,206
Chr Hansen Holding A/S	4,188	174,011
Chugoku Marine Paints Ltd.	15,000	133,444
Clariant AG (Registered)*	7,288	117,235
Croda International PLC	3,590	143,261
Daicel Corp.	6,000	75,342
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	23,000	126,489
Denki Kagaku Kogyo KK	2,000	7,951
DIC Corp.	8,000	20,023
DuluxGroup Ltd.	21,553	100,371
Elementis PLC	40,205	166,901
EMS-Chemie Holding AG (Registered)	114	44,111
Essentra PLC	13,438	167,515
Evonik Industries AG	3,249	103,226
Frutarom Industries Ltd.	1,635	51,266
FUCHS PETROLUB SE	3,230	133,039
FUCHS PETROLUB SE (Preference)	54	2,044
Fujimori Kogyo Co., Ltd.	2,200	62,648
Givaudan S.A. (Registered)*	230	420,227
Hexpol AB	574	57,695
Hitachi Chemical Co., Ltd.	1,700	34,575
Incitec Pivot Ltd.	53,324	149,909
Israel Chemicals Ltd.	6,739	48,543
The Israel Corp. Ltd.	37	12,026
Johnson Matthey PLC	5,429	265,896
JSP Corp.	2,500	50,228
JSR Corp.	3,900	69,490
K+S AG (Registered)	7,475	236,185

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
Kaneka Corp.	1,000	$6,155
Kansai Paint Co., Ltd.	9,000	158,447
Kemira Oyj	5,578	63,826
Koninklijke DSM N.V.	4,474	238,399
Kumiai Chemical Industry Co., Ltd.	5,000	39,118
Kuraray Co., Ltd.	9,600	121,609
Kureha Corp.	26,000	109,343
Lanxess AG	20,305	974,956
Lenzing AG	485	31,393
Linde AG	5,062	970,505
Lintec Corp.	1,800	39,980
Methanex Corp.	3,471	153,737
Mitsubishi Chemical Holdings Corp.	46,500	243,099
Mitsubishi Gas Chemical Co., Inc.	11,000	50,194
Mitsui Chemicals, Inc.	11,000	32,495
Nihon Nohyaku Co., Ltd.	3,000	35,628
Nihon Parkerizing Co., Ltd.	1,000	24,067
Nippon Kayaku Co., Ltd.	3,000	42,344
Nippon Paint Holdings Co., Ltd.	3,000	95,007
Nippon Shokubai Co., Ltd.	1,000	13,587
Nippon Soda Co., Ltd.	35,198	201,962
The Nippon Synthetic Chemical Industry Co., Ltd.	9,000	55,778
Nissan Chemical Industries Ltd.	3,800	70,782
Nitto Denko Corp.	4,600	277,453
NOF Corp.	12,000	77,436
Novozymes A/S, Class B	7,040	321,111
Nufarm Ltd.	45,099	199,838
Nuplex Industries Ltd.	15,434	33,494
Orica Ltd.	10,902	154,007
Potash Corp. of Saskatchewan, Inc.	18,920	690,279
Sakata INX Corp.	7,100	75,796
Sanyo Chemical Industries Ltd.	18,000	131,477
Shin-Etsu Chemical Co., Ltd.	11,600	775,012
Showa Denko KK	30,000	38,565

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
Sika AG	65	$222,683
SK Kaken Co., Ltd.	1,000	77,470
Solvay S.A.	1,381	188,721
Sumitomo Bakelite Co., Ltd.	48,000	200,230
Sumitomo Chemical Co., Ltd.	46,000	183,272
Symrise AG	2,670	175,113
Syngenta AG (Registered)	2,132	693,326
Synthomer PLC	42,955	156,963
T Hasegawa Co., Ltd.	4,600	66,847
Taiyo Holdings Co., Ltd.	900	33,023
Takasago International Corp.	23,000	115,132
Teijin Ltd.	11,000	33,057
Tessenderlo Chemie N.V.*	786	20,325
Tikkurila Oyj	2,026	36,580
Toagosei Co., Ltd.	50,000	201,762
Tokai Carbon Co., Ltd.	11,000	32,027
Tokuyama Corp.	67,000	150,581
Tokyo Ohka Kogyo Co., Ltd.	2,900	100,234
Toray Industries, Inc.	46,000	395,326
Tosoh Corp.	23,000	125,510
Toyo Ink SC Holdings Co., Ltd.	8,000	37,798
Toyobo Co., Ltd.	2,000	2,707
Ube Industries Ltd.	15,000	22,602
Umicore S.A.	3,920	164,046
Victrex PLC	7,270	224,818
Wacker Chemie AG	136	14,580
Yara International ASA	5,958	309,565
Zeon Corp.	5,000	51,547

		19,505,937
Commercial Services & Supplies - 1.2%
Aeon Delight Co., Ltd.	2,300	51,829
Aggreko PLC	7,313	170,682
Babcock International Group PLC	12,550	189,619
Berendsen PLC	10,107	169,102
Bilfinger SE	10,761	563,690
Black Diamond Group Ltd.	1,700	13,555
Brambles Ltd.	37,977	313,491
Caverion Corp.	1,496	13,978

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Commercial Services & Supplies - (continued)
Dai Nippon Printing Co., Ltd.	17,000	$154,203
Daiseki Co., Ltd.	2,500	42,821
De La Rue PLC	19,386	150,966
Downer EDI Ltd.	7,322	24,005
Duskin Co., Ltd.	200	3,170
Edenred	5,398	155,452
G4S PLC	32,524	139,314
HomeServe PLC	40,699	206,239
Intrum Justitia AB	4,052	108,005
ISS A/S*	2,459	72,612
Kaba Holding AG (Registered), Class B*	285	143,112
Kokuyo Co., Ltd.	5,600	42,954
Lassila & Tikanoja Oyj	6,414	128,400
Loomis AB, Class B	7,048	208,736
Mineral Resources Ltd.	38,858	203,957
Mitie Group PLC	59,661	241,843
Mitsubishi Pencil Co., Ltd.	900	26,816
Moshi Moshi Hotline, Inc.	9,100	101,098
Newalta Corp.	1,663	17,378
Nissha Printing Co., Ltd.	5,600	90,533
Okamura Corp.	13,000	95,952
Oyo Corp.	1,100	16,257
Park24 Co., Ltd.	2,200	37,833
PayPoint PLC	4,015	49,929
Pilot Corp.	1,300	77,802
Progressive Waste Solutions Ltd.	824	23,564
Prosegur Cia de Seguridad S.A.	19,123	106,386
Recall Holdings Ltd.	20,504	114,168
Regus PLC	39,797	120,738
Rentokil Initial PLC	86,121	156,378
Ritchie Bros Auctioneers, Inc.	166	4,170
RPS Group PLC	32,062	87,833
Sato Holdings Corp.	1,100	25,677
Secom Co., Ltd.	5,100	298,450
Securitas AB, Class B	14,127	172,309
Serco Group PLC	49,290	114,300
Societe BIC S.A.	1,158	164,650
Sohgo Security Services Co., Ltd.	1,000	25,795

	Shares	Value
Common Stocks - (continued)
Commercial Services & Supplies - (continued)
Tomra Systems ASA	10,885	$87,074
Toppan Forms Co., Ltd.	7,100	74,466
Toppan Printing Co., Ltd.	12,000	80,909
Transcontinental, Inc., Class A	11,756	140,280
Transfield Services Ltd.*	132,917	146,983
Transpacific Industries Group Ltd.	105,891	68,032

		6,037,495
Communications Equipment - 0.5%
Alcatel-Lucent*	75,099	262,203
Ei Towers SpA*	231	11,446
Hitachi Kokusai Electric, Inc.	1,000	13,732
Japan Radio Co., Ltd.*	5,000	16,047
Nokia Oyj	100,903	779,399
Pace PLC	60,359	303,144
Sierra Wireless, Inc.*	2,800	101,493
Spirent Communications PLC	29,594	39,669
Telefonaktiebolaget LM Ericsson, Class A	1,434	16,815
Telefonaktiebolaget LM Ericsson, Class B	82,157	1,002,078
VTech Holdings Ltd.	2,500	35,243

		2,581,269
Construction & Engineering - 1.8%
Abengoa S.A., Class B	103,715	305,467
ACS Actividades de Construccion y Servicios S.A.	5,730	199,541
Aecon Group, Inc.	6,221	48,082
Arcadis N.V.	5,395	164,102
Badger Daylighting Ltd.	2,361	42,083
Balfour Beatty PLC	158,031	526,910
Boskalis Westminster N.V.	1,299	57,645
Bouygues S.A.	5,378	192,108
Cardno Ltd.	26,281	60,580
Carillion PLC	100,657	517,780
Chiyoda Corp.	4,000	31,124
Chudenko Corp.	2,300	37,359
Cie d’Entreprises CFE	1,063	101,241
COMSYS Holdings Corp.	2,000	27,481
Eiffage S.A.	8,698	424,314

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Construction & Engineering - (continued)
Electra Ltd.	552	$59,166
Ellaktor S.A.*	30,686	58,867
Ferrovial S.A.	14,113	280,055
FLSmidth & Co. A/S	10,640	450,316
Fomento de Construcciones y Contratas S.A.*	14,310	177,468
Galliford Try PLC	19,358	382,611
Hazama Ando Corp.	5,600	36,995
Hibiya Engineering Ltd.	2,500	33,201
HOCHTIEF AG	1,184	82,490
Interserve PLC	20,371	163,837
JGC Corp.	1,928	39,614
Kajima Corp.	18,000	71,868
Kandenko Co., Ltd.	7,000	41,595
Keller Group PLC	8,476	113,680
Kier Group PLC	7,996	188,064
Kinden Corp.	2,000	23,871
Kumagai Gumi Co., Ltd.*	6,000	19,155
Kyowa Exeo Corp.	3,900	41,502
Kyudenko Corp.	4,000	54,178
Leighton Holdings Ltd.	1,935	31,087
Maeda Corp.	8,000	61,772
Maeda Road Construction Co., Ltd.	2,000	31,805
Mirait Holdings Corp.	14,200	165,736
Monadelphous Group Ltd.	25,670	163,123
Mota-Engil SGPS S.A.	7,840	24,214
NCC AB, Class A	1,880	60,792
NCC AB, Class B	590	19,107
Nippo Corp.	2,000	31,414
Nippon Densetsu Kogyo Co., Ltd.	7,300	105,586
The Nippon Road Co., Ltd.	15,000	72,277
Nishimatsu Construction Co., Ltd.	13,000	52,790
Obayashi Corp.	16,000	102,294
Obrascon Huarte Lain S.A.	10,383	240,134
OCI N.V.*	3,828	135,142
Okumura Corp.	14,000	64,479
Outotec Oyj	3,963	22,919
Peab AB	41,371	297,563
Penta-Ocean Construction Co., Ltd.	14,500	55,795

	Shares	Value
Common Stocks - (continued)
Construction & Engineering - (continued)
Raito Kogyo Co., Ltd.	6,100	$61,018
Salini Impregilo SpA*	46,529	169,593
Sanki Engineering Co., Ltd.	16,100	98,411
Shimizu Corp.	10,000	69,638
SHO-BOND Holdings Co., Ltd.	600	25,539
Skanska AB, Class B	11,042	244,934
SNC-Lavalin Group, Inc.	4,600	152,553
Sumitomo Mitsui Construction Co., Ltd.*	89,200	126,056
Sweco AB, Class B	1,854	24,765
Taikisha Ltd.	7,100	170,028
Taisei Corp.	30,000	175,456
Toda Corp.	9,000	32,486
Toenec Corp.	5,000	25,029
Tokyu Construction Co., Ltd.	24,900	126,975
Toshiba Plant Systems & Services Corp.	3,800	58,748
Totetsu Kogyo Co., Ltd.	1,200	28,860
Toyo Engineering Corp.	25,000	84,919
UGL Ltd.	37,537	52,471
United Engineers Ltd.	34,000	76,388
Veidekke ASA	7,529	77,471
Vinci S.A.	11,343	599,552
WSP Global, Inc.	2,172	58,876
YIT Oyj	28,906	168,477
Yokogawa Bridge Holdings Corp.	1,000	11,280
Yurtec Corp.	11,000	74,822

		9,586,724
Construction Materials - 0.5%
Adelaide Brighton Ltd.	8,560	23,865
Boral Ltd.	34,968	152,495
Brickworks Ltd.	2,458	23,180
Buzzi Unicem SpA	811	9,957
Buzzi Unicem SpA (Retirement Savings Plan)	5,135	39,113
Cementir Holding SpA	10,424	69,754
CRH PLC	20,472	492,411
CSR Ltd.	59,232	184,508
Fletcher Building Ltd.	17,942	109,127
HeidelbergCement AG	3,818	281,168

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Construction Materials - (continued)
Holcim Ltd. (Registered)*	6,636	$464,855
Imerys S.A.	632	45,715
Italcementi SpA	5,741	39,518
James Hardie Industries PLC (CDI)	13,021	132,024
Lafarge S.A.	4,970	341,047
RHI AG	3,198	84,085
Sumitomo Osaka Cement Co., Ltd.	3,000	8,786
Taiheiyo Cement Corp.	37,000	109,301
Titan Cement Co. S.A.	1,053	23,468
Vicat	2,354	165,545

		2,799,922
Consumer Finance - 0.2%
Acom Co., Ltd.*	3,300	9,074
AEON Financial Service Co., Ltd.	1,700	30,899
Aiful Corp.*	10,300	34,197
Cembra Money Bank AG	4,730	287,897
Credit Saison Co., Ltd.	5,300	90,330
FlexiGroup Ltd.	39,985	91,547
Hitachi Capital Corp.	600	11,932
Hong Leong Finance Ltd.	14,000	27,212
International Personal Finance PLC	16,479	107,785
J Trust Co., Ltd.	800	6,559
Jaccs Co., Ltd.	27,000	126,880
Orient Corp.*	8,000	12,055
Pocket Card Co., Ltd.	8,800	39,481
Provident Financial PLC	4,373	173,193

		1,049,041
Containers & Packaging - 0.4%
Amcor Ltd.	35,881	357,103
BillerudKorsnas AB	7,468	113,747
Cascades, Inc.	21,771	134,786
CCL Industries, Inc., Class B	696	72,100
DS Smith PLC	33,815	160,943
FP Corp.	600	21,096
Fuji Seal International, Inc.	3,200	103,112
Huhtamaki Oyj	3,814	104,542
Intertape Polymer Group, Inc.	7,967	117,813
Pact Group Holdings Ltd.	44,870	165,278

	Shares	Value
Common Stocks - (continued)
Containers & Packaging - (continued)
Rengo Co., Ltd.	18,000	$76,159
Rexam PLC	17,951	114,583
RPC Group PLC	25,877	210,841
Smurfit Kappa Group PLC	5,302	130,789
Toyo Seikan Group Holdings Ltd.	8,400	109,125
Winpak Ltd.	1,210	36,073

		2,028,090
Distributors - 0.2%
Breville Group Ltd.	3,137	17,736
Canon Marketing Japan, Inc.	3,700	67,628
D’ieteren S.A./N.V.	4,689	151,437
Doshisha Co., Ltd.	9,200	144,581
Inchcape PLC	19,046	199,235
Jardine Cycle & Carriage Ltd.	2,000	62,523
Paltac Corp.	10,800	136,902
Uni-Select, Inc.	6,412	159,295

		939,337
Diversified Consumer Services - 0.1%
Benesse Holdings, Inc.	1,300	39,012
Dignity PLC	6,979	194,961
EnerCare, Inc.	1,424	16,049
G8 Education Ltd.	24,984	81,716
Invocare Ltd.	13,427	136,454
Navitas Ltd.	2,131	8,912
Slater & Gordon Ltd.	14,290	73,892

		550,996
Diversified Financial Services - 1.3%
Ackermans & van Haaren N.V.	607	72,093
ASX Ltd.	7,092	210,643
Banca IFIS SpA	3,735	64,275
Banque Nationale de Belgique	47	185,200
Bolsas y Mercados Espanoles S.A.	5,521	227,121
Callidus Capital Corp.*	947	12,660
Century Tokyo Leasing Corp.	600	14,317
Challenger Ltd.	30,457	149,663
Coface S.A.*	14,789	180,655
Corp. Financiera Alba S.A.	1,679	80,239

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Diversified Financial Services - (continued)
Deutsche Boerse AG	4,924	$378,008
Element Financial Corp.*	10,629	113,168
Eurazeo S.A.	3,449	242,707
EXOR SpA	2,589	105,819
FFP*	1,031	68,235
Fimalac	68	5,353
First Pacific Co., Ltd.	34,000	34,643
Fuyo General Lease Co., Ltd.	800	25,982
Goldin Financial Holdings Ltd.*	60,000	81,255
Grenkeleasing AG	331	35,439
Groupe Bruxelles Lambert S.A.	2,864	237,317
HAL Trust	1,933	294,475
Heartland New Zealand Ltd.	121,887	116,775
Hong Kong Exchanges and Clearing Ltd.	31,686	729,893
IBJ Leasing Co., Ltd.	6,938	131,773
IG Group Holdings PLC	13,277	143,972
Industrivarden AB, Class A	6,357	119,264
Industrivarden AB, Class C	8,420	150,233
Investment AB Kinnevik, Class A	1,003	30,154
Investment AB Kinnevik, Class B	6,028	180,568
Investment AB Latour, Class B	1,793	48,572
Investor AB, Class A	1,980	71,350
Investor AB, Class B	11,106	405,175
Japan Exchange Group, Inc.	6,200	146,258
Japan Securities Finance Co., Ltd.	5,400	26,985
KBC Ancora*	1,377	41,356
L E Lundbergforetagen AB, Class B	678	29,718
London Stock Exchange Group PLC	5,066	179,944
Mitsubishi UFJ Lease & Finance Co., Ltd.	11,000	48,133
Onex Corp.	3,146	173,062
ORIX Corp.	32,200	374,728
OzForex Group Ltd.	13,843	27,382

	Shares	Value
Common Stocks - (continued)
Diversified Financial Services - (continued)
Pacific Century Regional Developments Ltd.*	49,000	$11,588
Pargesa Holding S.A.	70	5,060
Ricoh Leasing Co., Ltd.	3,400	89,584
Rowsley Ltd.*	222,000	32,814
Singapore Exchange Ltd.	29,000	166,529
SNS REAAL N.V.*^	2,857	—
Sofina S.A.	46	4,731
TMX Group Ltd.	425	15,777
Wendel S.A.	1,566	175,743
Wuestenrot & Wuerttembergische AG	1,177	23,097
Zenkoku Hosho Co., Ltd.	1,600	51,488

		6,570,973
Diversified Telecommunication Services - 2.4%
B Communications Ltd.*	3,058	43,059
BCE, Inc.	7,080	325,871
Belgacom S.A.	4,142	154,220
Bezeq The Israeli Telecommunication Corp. Ltd.	43,777	70,026
BT Group PLC	208,935	1,311,368
Cable & Wireless Communications PLC	220,756	165,777
Chorus Ltd.*	29,075	55,922
Colt Group S.A.*	14,363	28,539
Deutsche Telekom AG (Registered)	88,552	1,527,377
Elisa Oyj	4,633	123,226
Hellenic Telecommunications Organization S.A.*	4,754	39,269
HKT Trust & HKT Ltd.	108,400	142,047
Hutchison Telecommunications Hong Kong Holdings Ltd.	178,000	81,271
iiNET Ltd.	4,441	25,938
Iliad S.A.	886	205,810
Inmarsat PLC	16,147	202,255
Jazztel PLC*	7,064	100,041
Koninklijke KPN N.V.	90,817	281,519
M2 Group Ltd.	21,223	148,747
Manitoba Telecom Services, Inc.	700	14,161

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Diversified Telecommunication Services - (continued)
Nippon Telegraph & Telephone Corp.	9,700	$579,696
Orange S.A.	51,754	912,236
PCCW Ltd.	32,035	21,320
Portugal Telecom SGPS S.A. (Registered)	8,587	6,114
Singapore Telecommunications Ltd.	231,000	696,534
Spark New Zealand Ltd.	32,757	78,458
Swisscom AG (Registered)	739	433,336
TalkTalk Telecom Group PLC	5,820	27,831
TDC A/S	20,199	149,512
Telecom Italia SpA*	272,873	318,085
Telecom Italia SpA (Retirement Savings Plan)	151,294	142,814
Telefonica Deutschland Holding AG*	34,456	191,688
Telefonica S.A.	117,702	1,767,181
Telenor ASA	20,289	435,334
TeliaSonera AB	61,090	376,992
Telstra Corp. Ltd.	118,590	600,288
TELUS Corp.	5,084	174,779
TPG Telecom Ltd.	7,176	37,442
Vivendi S.A.*	35,359	839,315

		12,835,398
Electric Utilities - 1.3%
Acciona S.A.*	1,068	76,469
Alpiq Holding AG (Registered)*	506	35,748
AusNet Services	32,218	35,126
BKW AG	4,007	119,768
Centralschweizerische Kraftwerke AG (Registered)	42	10,271
Cheung Kong Infrastructure Holdings Ltd.	22,000	181,173
Chubu Electric Power Co., Inc.*	13,100	174,198
The Chugoku Electric Power Co., Inc.	9,606	133,788
CLP Holdings Ltd.	47,500	423,946
Contact Energy Ltd.	4,950	25,401

	Shares	Value
Common Stocks - (continued)
Electric Utilities - (continued)
EDP - Energias de Portugal S.A.	77,373	$294,851
Electricite de France S.A.	6,209	168,823
Elia System Operator S.A./N.V.	468	20,536
Emera, Inc.	2,700	88,541
Endesa S.A.	904	18,041
Enel SpA	179,644	812,093
Fortis, Inc.	6,130	202,617
Fortum Oyj	13,360	284,938
HK Electric Investments & HK Electric Investments Ltd.(a)	61,500	41,405
Hokkaido Electric Power Co., Inc.*	3,500	28,426
Hokuriku Electric Power Co.	2,700	38,409
Iberdrola S.A.	139,726	966,225
Infratil Ltd.	24,925	57,166
The Kansai Electric Power Co., Inc.*	19,800	192,665
Kyushu Electric Power Co., Inc.*	11,500	111,901
Mighty River Power Ltd.	31,509	76,841
The Okinawa Electric Power Co., Inc.	4,800	166,926
Power Assets Holdings Ltd.	42,000	440,403
Public Power Corp. S.A.*	1,519	8,228
Red Electrica Corp. S.A.	2,486	211,971
Romande Energie Holding S.A. (Registered)	58	61,149
Shikoku Electric Power Co., Inc.*	5,000	63,338
Spark Infrastructure Group	8,516	14,192
SSE PLC	29,637	716,195
Terna Rete Elettrica Nazionale SpA	36,203	158,592
Tohoku Electric Power Co., Inc.	14,000	177,823
Tokyo Electric Power Co., Inc.*	48,215	206,052
TrustPower Ltd.	2,903	17,636
Verbund AG	973	17,019

		6,878,890

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electrical Equipment - 1.1%
ABB Ltd. (Registered)*	61,576	$1,185,274
Alstom S.A.*	6,496	213,462
Areva S.A.*	5,877	64,966
Cosel Co., Ltd.	700	7,562
Daihen Corp.	16,000	77,913
Fuji Electric Co., Ltd.	24,000	103,793
Fujikura Ltd.	4,000	16,788
Furukawa Electric Co., Ltd.	14,000	23,479
Futaba Corp.	3,400	55,256
Gamesa Corp. Tecnologica S.A.*	18,501	184,097
GS Yuasa Corp.	21,000	95,646
HellermannTyton Group PLC	18,643	88,480
Johnson Electric Holdings Ltd.	10,500	38,325
Legrand S.A.	8,210	441,920
Mabuchi Motor Co., Ltd.	2,000	82,918
Mitsubishi Electric Corp.	56,000	656,230
Nidec Corp.	6,555	450,560
Nissin Electric Co., Ltd.	8,000	48,082
Nitto Kogyo Corp.	4,600	89,404
Ormat Industries	985	6,920
OSRAM Licht AG*	6,959	321,026
Prysmian SpA	4,606	85,241
Schneider Electric SE	12,466	942,506
SGL Carbon SE*	7,292	116,147
Somfy S.A.	231	58,651
Ushio, Inc.	400	4,672
Vestas Wind Systems A/S*	7,007	274,570

		5,733,888
Electronic Equipment, Instruments & Components - 1.5%
Ai Holdings Corp.	2,900	50,981
Alps Electric Co., Ltd.	5,500	115,979
Amano Corp.	17,600	188,788
Anritsu Corp.	28,100	185,156
Avigilon Corp.*	1,976	30,155
Axis Communications AB	3,695	99,159
Azbil Corp.	300	7,514
Barco N.V.	1,090	70,098
Canon Electronics, Inc.	8,100	143,844

	Shares	Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - (continued)
Celestica, Inc.*	28,735	$322,715
Citizen Holdings Co., Ltd.	3,800	30,603
Domino Printing Sciences PLC	1,225	12,557
Electrocomponents PLC	38,042	117,013
Enplas Corp.	1,800	64,743
Evertz Technologies Ltd.	300	4,318
FIH Mobile Ltd.*	23,000	10,264
Halma PLC	13,226	138,354
Hamamatsu Photonics KK	2,700	128,489
Hexagon AB, Class B	7,799	247,477
Hirose Electric Co., Ltd.	1,200	145,269
Hitachi High-Technologies Corp.	1,000	31,456
Hitachi Ltd.	138,000	1,054,164
Horiba Ltd.	300	9,871
Hoya Corp.	12,800	501,147
Ibiden Co., Ltd.	5,100	77,456
Ingenico	1,871	195,678
Iriso Electronics Co., Ltd.	600	35,142
Japan Aviation Electronics Industry Ltd.	2,044	46,913
Japan Cash Machine Co., Ltd.	700	10,137
Japan Display, Inc.*	12,700	44,761
Keyence Corp.	1,300	614,115
Kyocera Corp.	8,300	369,124
Laird PLC	35,195	168,516
Macnica, Inc.	2,800	82,952
Mitsumi Electric Co., Ltd.	4,900	37,835
Murata Manufacturing Co., Ltd.	5,200	567,522
Nichicon Corp.	17,900	137,604
Nippon Chemi-Con Corp.*	30,000	85,813
Nippon Electric Glass Co., Ltd.	6,000	31,260
The Nippon Signal Co., Ltd.	13,900	152,295
Nohmi Bosai Ltd.	2,000	25,199
Oki Electric Industry Co., Ltd.	28,000	57,685
Omron Corp.	4,900	198,353
Oxford Instruments PLC	2,593	28,994
Premier Farnell PLC	53,913	136,843

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - (continued)
Renishaw PLC	1,617	$56,343
Ryosan Co., Ltd.	5,000	107,096
Shimadzu Corp.	3,000	31,465
Spectris PLC	3,906	122,608
Taiyo Yuden Co., Ltd.	2,500	31,478
TDK Corp.	3,200	201,864
Topcon Corp.	1,400	28,080
Truly International Holdings Ltd.	292,000	105,451
Venture Corp. Ltd.	16,000	96,135
Yaskawa Electric Corp.	5,500	71,217
Yokogawa Electric Corp.	8,000	84,723

		7,750,771
Energy Equipment & Services - 0.9%
Akastor ASA	44,323	108,656
Amec Forster Wheeler PLC	6,670	79,891
Archer Ltd.*	64,778	25,659
Bourbon S.A.	3,910	80,943
BW Offshore Ltd.	30,924	29,565
Calfrac Well Services Ltd.	21,612	139,086
Canadian Energy Services & Technology Corp.	13,623	57,696
Canyon Services Group, Inc.	18,517	102,957
Enerflex Ltd.	4,840	61,075
Ensign Energy Services, Inc.	33,890	235,475
Ezion Holdings Ltd.	17,280	16,219
Ezra Holdings Ltd.	209,040	81,880
Farstad Shipping ASA	16,361	76,417
Fred Olsen Energy ASA	12,327	102,904
Hilong Holding Ltd.	282,000	87,655
Hunting PLC	34,770	207,683
Japan Drilling Co., Ltd.	100	3,618
John Wood Group PLC	10,460	89,703
Mullen Group Ltd.	7,524	120,994
Pacc Offshore Services Holdings Ltd.*	61,000	23,893
Pacific Radiance Ltd.	41,000	23,029
Pason Systems, Inc.	3,018	42,630
Petrofac Ltd.	6,534	69,283

	Shares	Value
Common Stocks - (continued)
Energy Equipment & Services - (continued)
Petroleum Geo-Services ASA	55,522	$301,017
Precision Drilling Corp.	5,828	29,831
Prosafe SE	72,358	193,253
Saipem SpA*	7,179	65,052
SBM Offshore N.V.*	44,103	482,103
Schoeller-Bleckmann Oilfield Equipment AG	202	11,919
Seadrill Ltd.	16,183	173,805
Secure Energy Services, Inc.	4,191	48,754
ShawCor Ltd.	2,274	62,591
Solstad Offshore ASA	2,776	22,207
SPT Energy Group, Inc.	292,000	46,700
Subsea 7 S.A.	11,275	95,868
Technip S.A.	3,057	179,900
Tecnicas Reunidas S.A.	6,636	258,087
Tenaris S.A.	13,019	183,347
TGS Nopec Geophysical Co. ASA	2,456	56,880
Transocean Ltd.	4,900	79,870
Trican Well Service Ltd.	56,564	218,592
Trinidad Drilling Ltd.	40,835	137,518

		4,514,205
Food & Staples Retailing - 1.6%
Aeon Co., Ltd.	16,413	174,589
Ain Pharmaciez, Inc.	3,000	97,178
Alimentation Couche-Tard, Inc., Class B	12,463	489,398
Arcs Co., Ltd.	2,918	60,464
Axfood AB	88	5,345
Booker Group PLC	21,140	47,466
Carrefour S.A.	16,571	520,689
Casino Guichard Perrachon S.A.	1,426	129,892
Cocokara fine, Inc.	2,800	69,794
Colruyt S.A.	509	23,472
Cosmos Pharmaceutical Corp.	100	16,175
CREATE SD HOLDINGS Co., Ltd.	2,300	78,419
Dairy Farm International Holdings Ltd.	4,500	39,960
Delhaize Group S.A.	2,209	183,541

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Food & Staples Retailing - (continued)
Distribuidora Internacional de Alimentacion S.A.	23,832	$154,582
Empire Co., Ltd., Class A	801	58,435
FamilyMart Co., Ltd.	700	30,511
George Weston Ltd.	1,981	157,361
Heiwado Co., Ltd.	9,400	200,300
ICA Gruppen AB	1,371	52,752
Inageya Co., Ltd.	6,098	67,747
Itochu-Shokuhin Co., Ltd.	300	10,267
J Sainsbury PLC	39,474	151,416
The Jean Coutu Group PJC, Inc., Class A	254	5,106
Jeronimo Martins SGPS S.A.	192	2,071
Kasumi Co., Ltd.	8,800	74,092
Kato Sangyo Co., Ltd.	2,900	53,573
Kesko Oyj, Class A	1,178	41,116
Kesko Oyj, Class B	802	29,295
Koninklijke Ahold N.V.	18,567	335,964
Kusuri No Aoki Co., Ltd.	800	53,463
Lawson, Inc.	700	46,005
Life Corp.	1,900	27,271
Loblaw Cos. Ltd.	7,003	348,673
The Maruetsu, Inc.	16,000	68,923
Matsumotokiyoshi Holdings Co., Ltd.	500	16,601
Metcash Ltd.	16,694	18,981
METRO AG*	6,299	194,122
Metro, Inc.	2,118	167,977
Mitsubishi Shokuhin Co., Ltd.	2,200	49,276
The North West Co., Inc.	5,501	115,231
Rallye S.A.	6,423	241,360
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	375	14,872
San-A Co., Ltd.	2,300	77,244
Seven & i Holdings Co., Ltd.	18,200	672,051
Shufersal Ltd.	3,578	7,382
Sligro Food Group N.V.	1,953	74,468
Sonae SGPS S.A.	18,183	23,884
Sugi Holdings Co., Ltd.	200	9,450
Sundrug Co., Ltd.	200	8,547

	Shares	Value
Common Stocks - (continued)
Food & Staples Retailing - (continued)
Tesco PLC	221,870	$748,927
Tsuruha Holdings, Inc.	1,600	108,288
UNY Group Holdings Co., Ltd.	3,900	22,544
Valor Co., Ltd.	7,000	133,189
Welcia Holdings Co., Ltd.	900	33,291
Wesfarmers Ltd.	29,058	986,393
WM Morrison Supermarkets PLC	48,460	130,935
Woolworths Ltd.	29,395	727,487
Yaoko Co., Ltd.	900	58,843

		8,546,648
Food Products - 3.7%
a2 Milk Co., Ltd.*	42,362	16,603
AAK AB	442	24,038
Agrana Beteiligungs AG	349	27,576
Ajinomoto Co., Inc.	17,000	352,909
Ariake Japan Co., Ltd.	800	21,862
Aryzta AG*	3,035	228,107
Associated British Foods PLC	9,994	465,760
Austevoll Seafood ASA	11,972	69,974
Australian Agricultural Co., Ltd.*	12,274	15,293
Bakkafrost P/F	2,107	43,768
Barry Callebaut AG (Registered)*	38	37,874
Bumitama Agri Ltd.	52,000	38,622
C.P. Pokphand Co., Ltd.	317,384	35,614
Calbee, Inc.	3,200	125,995
China Fishery Group Ltd.	112,000	24,004
Chocoladefabriken Lindt & Sprungli AG	17	88,617
Chocoladefabriken Lindt & Sprungli AG (Registered)	4	251,660
Cloetta AB, Class B*	21,532	65,332
Dairy Crest Group PLC	27,980	205,325
Danone S.A.	16,165	1,086,640
Del Monte Pacific Ltd.*	41,000	14,090
Dydo Drinco, Inc.	100	4,120
Ebro Foods S.A.	6,249	106,269
Emmi AG (Registered)*	441	144,276
Ezaki Glico Co., Ltd.	500	20,687
First Resources Ltd.	18,000	24,810

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
Fuji Oil Co., Ltd.	1,600	$20,663
Fujicco Co., Ltd.	2,000	35,772
Fujiya Co., Ltd.*	6,000	9,858
Glanbia PLC	2,208	35,630
Golden Agri-Resources Ltd.	326,000	101,190
Goodman Fielder Ltd.	192,231	95,808
GrainCorp Ltd., Class A	50,367	349,480
Greencore Group PLC	52,703	243,955
Hokuto Corp.	600	11,069
House Foods Group, Inc.	2,400	48,341
Indofood Agri Resources Ltd.	77,000	40,404
Itoham Foods, Inc.	13,132	75,126
J-Oil Mills, Inc.	14,000	50,296
Kagome Co., Ltd.	500	7,943
Kameda Seika Co., Ltd.	200	6,760
Kerry Group PLC, Class A	4,805	348,214
Kewpie Corp.	1,000	23,326
Kikkoman Corp.	4,000	119,014
KWS Saat AG	116	35,435
Leroy Seafood Group ASA	1,715	60,187
Maple Leaf Foods, Inc.	300	4,822
Marine Harvest ASA	10,660	139,603
Marudai Food Co., Ltd.	16,000	57,481
Maruha Nichiro Corp.	6,600	98,833
Megmilk Snow Brand Co., Ltd.	13,114	181,195
MEIJI Holdings Co., Ltd.	1,300	143,983
Mitsui Sugar Co., Ltd.	12,000	40,863
Morinaga & Co., Ltd.	57,000	178,087
Morinaga Milk Industry Co., Ltd.	47,000	204,061
Nestle S.A. (Registered)	85,180	6,522,397
New Britain Palm Oil Ltd.	4,923	51,535
NH Foods Ltd.	4,000	99,468
Nichirei Corp.	7,000	37,364
Nippon Flour Mills Co., Ltd.	11,000	52,348
Nippon Suisan Kaisha Ltd.*	56,300	196,030
The Nisshin Oillio Group Ltd.	7,000	25,565
Nisshin Seifun Group, Inc.	11,990	148,006

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
Nissin Foods Holdings Co., Ltd.	700	$38,020
Nutreco N.V.	6,163	313,306
Origin Enterprises PLC	5,998	53,200
Orkla ASA	22,218	163,686
Osem Investments Ltd.	1,461	25,931
Petra Foods Ltd.	5,000	14,781
Prima Meat Packers Ltd.	19,000	49,657
Raisio Oyj, Class V	10,844	52,007
Riken Vitamin Co., Ltd.	800	30,375
Sakata Seed Corp.	2,800	48,890
Salmar ASA	3,127	48,213
Saputo, Inc.	7,452	214,753
Schouw & Co.	4,066	188,603
Showa Sangyo Co., Ltd.	13,000	53,786
Suedzucker AG	18,208	228,583
SunOpta, Inc.*	3,508	36,852
Super Group Ltd.	12,000	9,844
Tate & Lyle PLC	9,708	98,855
Toyo Suisan Kaisha Ltd.	4,000	142,170
Unilever N.V. (CVA)	44,627	1,943,367
Unilever PLC	36,340	1,599,166
Vilmorin & Cie S.A.	35	3,081
Viscofan S.A.	2,963	171,359
Vitasoy International Holdings Ltd.	78,000	108,247
Wilmar International Ltd.	52,000	123,746
Yakult Honsha Co., Ltd.	3,300	201,711
Yamazaki Baking Co., Ltd.	1,000	14,821

		19,416,947
Gas Utilities - 0.5%
APA Group	37,978	240,152
Enagas S.A.	4,278	135,653
Gas Natural SDG S.A.	8,835	207,373
Hong Kong & China Gas Co., Ltd.	156,360	358,968
Osaka Gas Co., Ltd.	47,000	186,696
Rubis S.C.A.	2,661	154,314
Saibu Gas Co., Ltd.	33,000	73,324
Shizuoka Gas Co., Ltd.	14,700	94,609
Snam SpA	53,694	262,722
Superior Plus Corp.	31,889	306,831
Toho Gas Co., Ltd.	8,000	43,860

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Gas Utilities - (continued)
Tokyo Gas Co., Ltd.	46,000	$276,591
Valener, Inc.	8,345	111,425

		2,452,518
Health Care Equipment & Supplies - 0.7%
Ansell Ltd.	1,947	34,373
Asahi Intecc Co., Ltd.	1,400	74,848
BioMerieux	852	92,904
Biosensors International Group Ltd.*	11,000	5,244
Carl Zeiss Meditec AG	2,388	62,936
Cochlear Ltd.	785	50,740
Coloplast A/S, Class B	3,382	266,842
DiaSorin SpA	2,388	95,205
Draegerwerk AG & Co. KGaA	1,226	98,227
Draegerwerk AG & Co. KGaA (Preference)	178	17,945
Elekta AB, Class B	16,252	174,456
Essilor International S.A.	5,521	617,223
Fisher & Paykel Healthcare Corp. Ltd.	7,536	33,966
Fukuda Denshi Co., Ltd.	2,763	137,603
Getinge AB, Class B	1,255	30,994
GN Store Nord A/S	2,532	56,805
Hogy Medical Co., Ltd.	700	36,590
Mani, Inc.	800	47,197
Nagaileben Co., Ltd.	500	8,300
Nakanishi, Inc.	1,700	62,666
Nihon Kohden Corp.	600	29,932
Nikkiso Co., Ltd.	3,000	26,638
Nipro Corp.	800	7,056
Olympus Corp.*	5,700	199,923
Paramount Bed Holdings Co., Ltd.	2,900	80,730
Sartorius AG	480	61,478
Sartorius Stedim Biotech	198	38,553
Smith & Nephew PLC	26,223	469,067
Sonova Holding AG (Registered)	1,245	163,871
Sorin SpA*	34,803	80,825
Straumann Holding AG (Registered)	875	197,910
Sysmex Corp.	4,900	221,087
Terumo Corp.	9,200	230,343

	Shares	Value
Common Stocks - (continued)
Health Care Equipment & Supplies - (continued)
William Demant Holding A/S*	324	$24,552

		3,837,029
Health Care Providers & Services - 0.7%
Al Noor Hospitals Group PLC	2,464	33,602
Alfresa Holdings Corp.	3,200	38,275
Amplifon SpA	3,837	22,948
BML, Inc.	200	5,372
Catamaran Corp.*	6,375	318,176
Celesio AG	1,746	51,720
Ebos Group Ltd.	5,057	34,685
Extendicare, Inc.	15,230	81,918
Fagron	1,000	40,816
Fresenius Medical Care AG & Co. KGaA	6,854	507,686
Fresenius SE & Co. KGaA	10,908	624,811
Japara Healthcare Ltd.*	25,050	37,845
Korian-Medica	3,082	116,474
Medipal Holdings Corp.	2,900	34,119
Message Co., Ltd.	700	18,771
Metlifecare Ltd.	2,748	9,574
Miraca Holdings, Inc.	1,200	54,144
Nichii Gakkan Co.	3,600	37,727
Orpea	2,519	163,988
Primary Health Care Ltd.	29,310	105,680
Raffles Medical Group Ltd.	7,109	20,858
Ramsay Health Care Ltd.	3,222	149,168
Rhoen Klinikum AG	3,727	98,751
Ryman Healthcare Ltd.	3,931	23,538
Ship Healthcare Holdings, Inc.	8,000	199,617
Sigma Pharmaceuticals Ltd.	219,124	136,514
Sonic Healthcare Ltd.	13,066	191,700
Summerset Group Holdings Ltd.	11,084	24,939
Suzuken Co., Ltd.	1,800	51,105
Synergy Health PLC*	5,620	182,741
Toho Holdings Co., Ltd.	9,000	125,961
UDG Healthcare PLC	25,906	152,092

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Health Care Providers & Services - (continued)
Vital KSK Holdings, Inc.	5,700	$44,061

		3,739,376
Health Care Technology - 0.0%†
M3, Inc.	2,800	56,779

Hotels, Restaurants & Leisure - 1.9%
Accor S.A.	3,820	191,071
Accordia Golf Co., Ltd.	7,100	72,593
Accordia Golf Trust*	150,000	85,360
Ainsworth Game Technology Ltd.	3,266	7,503
Amaya, Inc.*	3,567	92,611
Ardent Leisure Group	48,701	105,434
Aristocrat Leisure Ltd.	7,483	40,908
Atom Corp.	4,200	31,643
Autogrill SpA*	18,182	155,625
Betfair Group PLC	2,732	66,143
Betsson AB*	3,531	132,448
Bwin.Party Digital Entertainment PLC	175,580	281,372
Cafe de Coral Holdings Ltd.	26,000	95,907
Carnival PLC	4,463	200,888
Colowide Co., Ltd.	3,500	59,324
Compass Group PLC	45,893	793,346
Crown Resorts Ltd.	10,352	109,719
Domino’s Pizza Enterprises Ltd.	4,286	87,582
Domino’s Pizza Group PLC	8,780	88,878
Doutor Nichires Holdings Co., Ltd.	2,700	38,478
Echo Entertainment Group Ltd.	18,462	58,228
Enterprise Inns PLC*	101,903	158,252
Flight Centre Travel Group Ltd.	659	19,404
Fuji Kyuko Co., Ltd.	5,000	52,697
Fujita Kanko, Inc.	2,000	7,968
Galaxy Entertainment Group Ltd.	57,000	300,683
Genting Singapore PLC	136,000	108,551
Great Canadian Gaming Corp.*	4,004	62,368
Greene King PLC	12,460	157,288
GTECH SpA	1,445	28,373

	Shares	Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
GuocoLeisure Ltd.	13,000	$9,175
HIS Co., Ltd.	800	27,719
The Hongkong & Shanghai Hotels	26,000	37,357
Ichibanya Co., Ltd.	500	20,815
Imperial Hotel Ltd.	2,900	63,794
InterContinental Hotels Group PLC	5,902	235,965
J D Wetherspoon PLC	12,102	143,772
Kappa Create Holdings Co., Ltd.	6,700	65,594
KFC Holdings Japan Ltd.	3,000	55,804
Kingston Financial Group Ltd.	216,000	25,073
Kisoji Co., Ltd.	1,100	18,766
Ladbrokes PLC	75,597	131,932
Macau Legend Development Ltd.*	60,000	22,055
Mandarin Oriental International Ltd.	24,000	39,360
Marston’s PLC	127,295	280,085
McDonald’s Holdings Co. Japan Ltd.	800	17,578
Melco Crown Entertainment Ltd.	14,400	116,172
Melco International Development Ltd.	21,000	42,199
Merlin Entertainments PLC(a)	28,725	174,078
MGM China Holdings Ltd.	50,000	122,012
Millennium & Copthorne Hotels PLC	4,198	36,254
Mitchells & Butlers PLC*	41,715	267,210
MOS Food Services, Inc.	2,100	43,711
NagaCorp Ltd.	110,000	86,401
Ohsho Food Service Corp.	1,504	60,626
OPAP S.A.	8,569	72,523
Oriental Land Co., Ltd.	1,300	315,579
OUE Ltd.	21,000	34,144
Paddy Power PLC	688	53,764
PGM Holdings K K	400	4,359
Plenus Co., Ltd.	1,000	17,299
Rank Group PLC	1,756	4,642
Regal Hotels International Holdings Ltd.	52,000	32,327
Resorttrust, Inc.	600	14,481

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
Restaurant Brands International, Inc.*	3,458	$134,289
The Restaurant Group PLC	18,605	201,049
Rezidor Hotel Group AB*	3,130	11,729
Round One Corp.	14,866	93,272
Royal Holdings Co., Ltd.	1,600	22,965
Saizeriya Co., Ltd.	6,800	110,280
Sands China Ltd.	60,400	296,416
Shangri-La Asia Ltd.	32,000	41,685
SJM Holdings Ltd.	64,672	95,423
SKYCITY Entertainment Group Ltd.	17,155	48,933
Sodexo S.A.	3,494	347,479
St. Marc Holdings Co., Ltd.	700	45,230
Tabcorp Holdings Ltd.	35,792	127,380
Tatts Group Ltd.	37,968	114,131
Thomas Cook Group PLC*	37,027	71,349
Tokyo Dome Corp.	13,000	60,648
Tokyotokeiba Co., Ltd.	9,000	22,602
Toridoll.corp	1,600	23,346
Tsui Wah Holdings Ltd.	46,000	15,010
TUI AG	46,602	821,877
Unibet Group PLC (SDR)	2,835	168,782
WATAMI Co., Ltd.	1,400	13,897
Whitbread PLC	4,248	319,323
William Hill PLC	21,038	119,152
Wynn Macau Ltd.	43,600	121,746
Yoshinoya Holdings Co., Ltd.	4,900	55,605
Zensho Holdings Co., Ltd.	3,600	32,578

		9,919,446
Household Durables - 1.1%
Alpine Electronics, Inc.	11,800	184,537
Barratt Developments PLC	21,717	149,515
Bellway PLC	5,363	146,917
Berkeley Group Holdings PLC	3,280	119,363
Bovis Homes Group PLC	34,546	431,161
Brookfield Residential Properties, Inc.*	700	16,884
Casio Computer Co., Ltd.	4,500	71,217
Chofu Seisakusho Co., Ltd.	200	5,069
Clarion Co., Ltd.*	13,000	38,735

	Shares	Value
Common Stocks - (continued)
Household Durables - (continued)
Crest Nicholson Holdings PLC	35,969	$222,030
De’ Longhi	2,341	42,214
Dorel Industries, Inc., Class B	7,133	204,829
Electrolux AB	5,522	171,085
Fiskars Oyj Abp	2,910	60,816
Forbo Holding AG (Registered)*	80	77,691
Fujitsu General Ltd.	4,000	39,535
Haseko Corp.	3,900	32,039
Husqvarna AB, Class A	8,933	62,253
Husqvarna AB, Class B	6,333	44,019
Iida Group Holdings Co., Ltd.	5,800	72,929
JM AB	3,737	123,280
Man Wah Holdings Ltd.	49,600	42,478
Nikon Corp.	3,800	48,654
Nobia AB	7,206	62,587
PanaHome Corp.	5,000	30,222
Panasonic Corp.	60,000	690,589
Persimmon PLC*	6,775	161,992
Pioneer Corp.*	15,600	29,616
Pressance Corp.	2,200	70,702
Redrow PLC	58,039	246,688
Rinnai Corp.	400	27,004
Sangetsu Co., Ltd.	3,578	96,711
SEB S.A.	1,437	98,381
Sekisui Chemical Co., Ltd.	9,000	99,144
Sekisui House Ltd.	16,000	207,858
Sharp Corp.*	46,000	90,853
Sony Corp.	27,600	651,789
Starts Corp., Inc.	2,700	37,650
Sumitomo Forestry Co., Ltd.	500	4,691
Takamatsu Construction Group Co., Ltd.	2,600	54,030
Tamron Co., Ltd.	4,800	94,190
Taylor Wimpey PLC	110,940	225,604
Techtronic Industries Co., Ltd.	43,000	140,868
Token Corp.	2,710	112,931

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Household Durables - (continued)
TomTom N.V.*	5,274	$34,887

		5,676,237
Household Products - 0.6%
Earth Chemical Co., Ltd.	400	13,417
Henkel AG & Co. KGaA	3,312	339,171
Henkel AG & Co. KGaA (Preference)	5,139	589,189
Lion Corp.	5,000	27,285
Pigeon Corp.	800	50,330
PZ Cussons PLC	18,809	89,211
Reckitt Benckiser Group PLC	17,300	1,462,835
Svenska Cellulosa AB S.C.A., Class A	4,565	110,477
Svenska Cellulosa AB S.C.A., Class B	10,929	264,491
Unicharm Corp.	10,000	278,423

		3,224,829
Independent Power and Renewable Electricity Producers - 0.1%
Algonquin Power & Utilities Corp.	6,486	51,767
Capital Power Corp.	4,588	91,510
Drax Group PLC	7,311	39,584
EDP Renovaveis S.A.	11,312	75,697
Electric Power Development Co., Ltd.	2,800	102,737
Enel Green Power SpA	27,902	55,163
Energy World Corp. Ltd.*	63,841	14,666
Innergex Renewable Energy, Inc.	13,896	130,636
Northland Power, Inc.	180	2,428
TransAlta Corp.	11,427	100,216
TransAlta Renewables, Inc.	4,100	41,196

		705,600
Industrial Conglomerates - 1.2%
CIR-Compagnie Industriali Riunite SpA*	40,226	44,394
Daetwyler Holding AG	325	38,751
DCC PLC	2,320	122,930
Discount Investment Corp. Ltd. (Registered)	4,442	7,125
Gallant Venture Ltd.*	142,000	25,711
Hopewell Holdings Ltd.	3,500	13,159
Hutchison Whampoa Ltd.	62,000	822,844

	Shares	Value
Common Stocks - (continued)
Industrial Conglomerates - (continued)
Jardine Matheson Holdings Ltd.	6,400	$410,048
Jardine Strategic Holdings Ltd.	5,500	192,665
Katakura Industries Co., Ltd.	1,200	12,504
Keihan Electric Railway Co., Ltd.	10,000	61,040
Keppel Corp. Ltd.	25,000	160,742
Koninklijke Philips N.V.	24,640	682,474
Nisshinbo Holdings, Inc.	2,000	22,679
NWS Holdings Ltd.	31,394	58,388
Rheinmetall AG	8,105	352,216
Seibu Holdings, Inc.	6,100	145,821
Sembcorp Industries Ltd.	21,000	66,891
Shun Tak Holdings Ltd.	328,000	150,180
Siemens AG (Registered)	20,787	2,181,509
Smiths Group PLC	9,616	162,764
TOKAI Holdings Corp.	18,595	84,217
Toshiba Corp.	123,000	496,963

		6,316,015
Insurance - 4.9%
Admiral Group PLC	6,539	142,207
Aegon N.V.	51,180	366,219
Ageas	3,352	114,725
AIA Group Ltd.	324,600	1,894,426
Allianz SE (Registered)	12,410	2,050,195
Amlin PLC	4,931	36,096
AMP Ltd.	87,455	392,969
Assicurazioni Generali SpA	33,215	700,903
Aviva PLC	77,810	617,036
AXA S.A.	49,361	1,161,653
Baloise Holding AG (Registered)	1,565	204,119
Beazley PLC	110,675	480,550
Brit PLC(a)	25,760	105,853
Catlin Group Ltd.	7,091	74,230
CNP Assurances	8,145	143,291
The Dai-ichi Life Insurance Co., Ltd.	27,500	373,175
Delta Lloyd N.V.	42,318	801,308
Direct Line Insurance Group PLC	34,437	161,628

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
esure Group PLC	9,090	$31,482
Euler Hermes Group	2,898	284,381
Fairfax Financial Holdings Ltd.	611	325,269
FBD Holdings PLC	7,021	87,151
Friends Life Group Ltd.	32,937	197,081
Gjensidige Forsikring ASA	5,777	97,271
Great-West Lifeco, Inc.	7,178	182,344
Grupo Catalana Occidente S.A.	6,567	187,857
Hannover Rueck SE	1,318	118,151
Harel Insurance Investments & Financial Services Ltd.	4,300	19,200
Helvetia Holding AG (Registered)	1,413	721,052
Hiscox Ltd.	13,311	146,840
Industrial Alliance Insurance & Financial Services, Inc.	2,726	86,986
Insurance Australia Group Ltd.	66,222	330,050
Intact Financial Corp.	4,325	289,664
Jardine Lloyd Thompson Group PLC	258	3,668
Just Retirement Group PLC	46,835	97,986
Lancashire Holdings Ltd.	30,103	276,017
Legal & General Group PLC	157,230	632,629
Manulife Financial Corp.	50,740	815,554
Mapfre S.A.	42,119	141,875
Mediolanum SpA	2,092	14,884
Menorah Mivtachim Holdings Ltd.	4,176	36,836
MS&AD Insurance Group Holdings, Inc.	10,100	248,448
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	4,831	970,374
nib holdings Ltd./Australia	22,426	57,807
Old Mutual PLC	118,317	369,972
Phoenix Group Holdings	10,678	134,553
The Phoenix Holdings Ltd.	7,846	22,423
Power Corp of Canada	10,719	259,025

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
Power Financial Corp.	5,522	$149,335
Prudential PLC	68,495	1,666,537
QBE Insurance Group Ltd.	23,600	194,996
RSA Insurance Group PLC*	31,691	216,232
Sampo Oyj, Class A	12,745	617,280
SCOR SE	4,831	150,817
Societa Cattolica di Assicurazioni SCRL	31,188	240,728
Sompo Japan Nipponkoa Holdings, Inc.	9,900	278,125
Sony Financial Holdings, Inc.	3,000	42,115
St. James’s Place PLC	14,341	184,802
Standard Life PLC	74,431	450,505
Steadfast Group Ltd.	67,315	76,798
Storebrand ASA*	4,565	13,782
Sun Life Financial, Inc.	16,608	509,000
Suncorp Group Ltd.	37,215	426,603
Swiss Life Holding AG (Registered)*	785	175,421
Swiss Re AG	9,708	876,838
T&D Holdings, Inc.	13,900	158,507
Talanx AG	2,161	65,866
Tokio Marine Holdings, Inc.	20,100	708,415
Topdanmark A/S*	8,236	275,661
Tryg A/S	70	8,202
Unipol Gruppo Finanziario SpA	5,898	29,750
Unipol Gruppo Finanziario SpA (Preference)	4,637	23,683
UnipolSai SpA	42,227	117,126
UnipolSai SpA (Retirement Savings Plan)	32	8,313
UnipolSai SpA (Retirement Savings Plan), Class B	1,364	3,790
UNIQA Insurance Group AG	873	7,389
Vienna Insurance Group AG Wiener Versicherung Gruppe	580	24,619
Zurich Insurance Group AG*	4,094	1,358,956

		26,067,604

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Internet & Catalog Retail - 0.2%
AO World PLC*	21,173	$97,689
ASKUL Corp.	1,400	21,894
ASOS PLC*	1,589	65,558
Belluna Co., Ltd.	9,900	42,646
Home Retail Group PLC	81,403	234,982
N Brown Group PLC	17,231	112,031
Ocado Group PLC*	37,848	233,628
Rakuten, Inc.	18,900	264,196
Start Today Co., Ltd.	600	12,244
Trade Me Group Ltd.	106	279
Yoox SpA*	4,588	99,457

		1,184,604
Internet Software & Services - 0.3%
carsales.com Ltd.	3,812	30,576
COOKPAD, Inc.	1,800	72,711
Dena Co., Ltd.	4,000	52,884
F@N Communications, Inc.	2,200	25,153
GMO internet, Inc.	1,500	12,514
Gree, Inc.	2,000	11,442
Gurunavi, Inc.	1,800	29,008
Infomart Corp.	4,900	42,215
Internet Initiative Japan, Inc.	4,400	93,158
Just Eat PLC*	10,533	56,396
Kakaku.com, Inc.	4,900	70,039
Mixi, Inc.	1,200	42,855
Moneysupermarket.com Group PLC	22,607	89,298
Net Entertainment NE AB, Class B*	1,963	62,290
Opera Software ASA	2,978	39,384
Perion Network Ltd.*	548	1,797
SUNeVision Holdings Ltd.	344,000	120,681
Telecity Group PLC	18,638	241,295
United Internet AG (Registered)	3,221	139,828
Yahoo Japan Corp.	14,200	48,234

		1,281,758
IT Services - 0.8%
Altran Technologies S.A.	7,420	65,787
Amadeus IT Holding S.A., Class A	10,548	423,624
Atea ASA	13,120	145,157

	Shares	Value
Common Stocks - (continued)
IT Services - (continued)
AtoS	3,669	$271,520
Bechtle AG	1,365	115,617
Cap Gemini S.A.	4,982	363,009
CGI Group, Inc., Class A*	5,890	233,891
Computacenter PLC	15,282	147,237
Computershare Ltd.	13,895	125,845
DH Corp.	2,110	59,059
Digital Garage, Inc.	1,900	27,449
DTS Corp.	3,900	82,472
Econocom Group S.A./N.V.	16,864	137,931
Fujitsu Ltd.	55,000	292,921
Iress Ltd.	6,581	52,941
IT Holdings Corp.	2,300	38,495
Itochu Techno-Solutions Corp.	600	21,530
NEC Networks & System Integration Corp.	8,000	172,988
NET One Systems Co., Ltd.	8,000	48,082
Nihon Unisys Ltd.	13,500	119,295
Nomura Research Institute Ltd.	1,500	51,398
NS Solutions Corp.	1,500	36,739
NTT Data Corp.	4,100	157,592
Obic Co., Ltd.	900	30,456
Optimal Payments PLC*	12,180	63,020
Otsuka Corp.	900	31,222
Quindell PLC	70,758	89,799
SCSK Corp.	400	10,056
Sopra Steria Group	2,749	214,356
Tieto Oyj	219	5,380
TKC Corp.	1,800	32,027
Transcosmos, Inc.	8,700	153,536
Wirecard AG	7,129	319,536
Worldline S.A.(a)*	3,850	69,512

		4,209,479
Leisure Products - 0.2%
Amer Sports Oyj	1,390	26,477
Bandai Namco Holdings, Inc.	6,100	124,581
BRP, Inc.*	6,733	116,292
Fields Corp.	2,200	28,075
Heiwa Corp.	1,900	38,399

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Leisure Products - (continued)
Mizuno Corp.	4,000	$19,785
Sankyo Co., Ltd.	900	32,525
Sega Sammy Holdings, Inc.	5,800	76,138
Shimano, Inc.	2,400	319,959
Tomy Co., Ltd.	3,700	20,600
Universal Entertainment Corp.	3,200	54,348
Yamaha Corp.	1,900	27,999

		885,178
Life Sciences Tools & Services - 0.2%
Eurofins Scientific SE	726	187,200
Gerresheimer AG	2,715	148,270
Lonza Group AG (Registered)*	1,985	235,598
MorphoSys AG*	2,210	189,534
QIAGEN N.V.*	1,700	38,981

		799,583
Machinery - 3.1%
Aalberts Industries N.V.	5,893	170,305
Aida Engineering Ltd.	15,000	149,662
Alfa Laval AB	9,753	181,326
Amada Co., Ltd.	8,000	73,554
ANDRITZ AG	2,652	143,647
Asahi Diamond Industrial Co., Ltd.	2,500	25,731
Atlas Copco AB, Class A	19,309	572,563
Atlas Copco AB, Class B	11,040	302,543
ATS Automation Tooling Systems, Inc.*	5,484	62,714
Bodycote PLC	14,767	150,814
Bradken Ltd.	42,387	90,114
Bucher Industries AG (Registered)	554	136,084
Burckhardt Compression Holding AG	141	43,600
Cargotec Oyj, Class B	613	19,632
CKD Corp.	11,400	109,861
COSCO Corp. Singapore Ltd.	202,000	80,615
Daifuku Co., Ltd.	4,800	55,533
Danieli & C Officine Meccaniche SpA	3,394	83,187

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
Danieli & C Officine Meccaniche SpA (Retirement Savings Plan)	10,227	$167,570
DMG Mori Seiki AG	6,368	208,393
DMG Mori Seiki Co., Ltd.	2,000	26,306
Duerr AG	4,715	429,908
Ebara Corp.	6,000	23,343
FANUC Corp.	5,300	897,433
Fenner PLC	56,225	157,066
Fuji Machine Manufacturing Co., Ltd.	8,800	85,929
Fujitec Co., Ltd.	3,000	31,031
Furukawa Co., Ltd.	18,000	29,881
GEA Group AG	4,188	190,196
Georg Fischer AG (Registered)*	774	463,954
Glory Ltd.	200	5,295
Harmonic Drive Systems, Inc.	1,500	24,084
Hexagon Composites ASA	11,116	27,107
Hino Motors Ltd.	5,000	71,723
Hitachi Construction Machinery Co., Ltd.	5,100	95,605
Hitachi Koki Co., Ltd.	600	4,362
Hitachi Zosen Corp.	40,100	221,896
Hoshizaki Electric Co., Ltd.	100	5,116
IHI Corp.	46,000	242,796
IMI PLC	2,363	45,285
Industria Macchine Automatiche SpA	1,057	46,673
Interpump Group SpA	5,865	83,457
Iseki & Co., Ltd.	13,000	25,012
The Japan Steel Works Ltd.	3,000	12,080
JTEKT Corp.	4,600	76,911
Kawasaki Heavy Industries Ltd.	46,000	222,824
KION Group AG	3,660	142,076
Kitz Corp.	17,000	81,480
Komatsu Ltd.	24,600	488,377
Komori Corp.	13,800	150,612
Kone Oyj, Class B	8,374	377,513
Konecranes Oyj	2,579	78,606
Krones AG	627	59,497

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
Kubota Corp.	34,087	$511,748
KUKA AG	2,621	177,519
Kurita Water Industries Ltd.	4,600	98,881
Kyokuto Kaihatsu Kogyo Co., Ltd.	8,200	93,473
Makino Milling Machine Co., Ltd.	20,000	174,350
Makita Corp.	3,300	148,053
MAN SE	1,336	142,348
MAN SE (Preference)	183	19,308
Max Co., Ltd.	1,000	10,922
Meidensha Corp.	7,000	21,096
Melrose Industries PLC	7,979	31,757
Metka S.A.	8,753	88,995
Metso Oyj	3,407	103,497
Minebea Co., Ltd.	6,000	93,832
Mitsubishi Heavy Industries Ltd.	87,119	485,861
Mitsuboshi Belting Co., Ltd.	12,000	98,583
Mitsui Engineering & Shipbuilding Co., Ltd.	7,000	11,501
Miura Co., Ltd.	3,300	37,589
Morgan Advanced Materials PLC	46,431	212,342
Nabtesco Corp.	2,300	60,014
Nachi-Fujikoshi Corp.	9,000	48,883
NGK Insulators Ltd.	8,000	162,908
Nippon Sharyo Ltd.	5,000	15,153
Nitta Corp.	5,600	135,441
NKT Holding A/S	3,650	187,510
NSK Ltd.	10,000	118,929
NTN Corp.	9,000	39,075
Obara Group, Inc.	1,400	70,438
OC Oerlikon Corp. AG (Registered)*	10,981	125,320
Oiles Corp.	5,220	97,010
OKUMA Corp.	2,000	17,248
OSG Corp.	1,500	27,851
Palfinger AG	794	20,742
Rational AG	455	149,900
Rotork PLC	1,036	35,865
Ryobi Ltd.	37,000	100,481

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
Sandvik AB	26,190	$274,803
Schindler Holding AG	1,382	205,186
Schindler Holding AG (Registered)	929	135,304
Sembcorp Marine Ltd.	29,000	64,297
Semperit AG Holding	2,742	121,293
SFS Group AG*	1,828	119,410
Shima Seiki Manufacturing Ltd.	900	15,975
Shinmaywa Industries Ltd.	11,000	108,066
SKF AB, Class A	1,368	32,329
SKF AB, Class B	5,691	134,493
SMC Corp.	1,600	434,104
Spirax-Sarco Engineering PLC	2,133	97,708
Star Micronics Co., Ltd.	5,200	65,562
Sulzer AG (Registered)	1,847	196,233
Sumitomo Heavy Industries Ltd.	8,000	43,792
Tadano Ltd.	1,000	12,182
Takuma Co., Ltd.	21,181	150,565
THK Co., Ltd.	2,500	61,508
Toshiba Machine Co., Ltd.	18,245	70,672
Trelleborg AB, Class B	5,977	108,233
Tsubakimoto Chain Co.	9,000	73,247
Tsukishima Kikai Co., Ltd.	3,000	32,691
Union Tool Co.	3,100	87,090
Vallourec S.A.	26,791	585,600
Vard Holdings Ltd.*	108,000	40,307
Vesuvius PLC	63,088	416,908
Volvo AB, Class A	11,938	140,630
Volvo AB, Class B	32,387	379,368
Wartsila Oyj Abp	4,832	224,268
The Weir Group PLC	6,303	159,037
Yangzijiang Shipbuilding Holdings Ltd.	19,000	17,412
Zardoya Otis S.A.	6,623	75,410

		16,408,988
Marine - 0.3%
AP Moeller - Maersk A/S, Class A	94	184,526
AP Moeller - Maersk A/S, Class B	181	367,109
D/S Norden A/S	4,883	101,259

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Marine - (continued)
Golden Ocean Group Ltd.	15,271	$9,481
Iino Kaiun Kaisha Ltd.	4,300	25,368
Kawasaki Kisen Kaisha Ltd.	41,000	118,674
Kuehne + Nagel International AG (Registered)	1,245	171,313
Mitsui OSK Lines Ltd.	37,000	125,995
MMA Offshore Ltd.	113,907	70,964
Neptune Orient Lines Ltd.*	11,000	8,211
Nippon Yusen KK	49,000	146,835
NS United Kaiun Kaisha Ltd.	16,000	52,850
Orient Overseas International Ltd.	1,000	6,565
Pacific Basin Shipping Ltd.	123,000	45,530
SITC International Holdings Co., Ltd.	283,000	156,221
Stolt-Nielsen Ltd.	1,829	28,790
Wilh Wilhelmsen Holding ASA, Class A	3,116	60,306
Wilh Wilhelmsen Holding ASA, Class B	3,039	59,208

		1,739,205
Media - 2.1%
Adways, Inc.	700	6,734
Aimia, Inc.	3,183	34,216
Altice S.A.*	1,360	113,721
Amalgamated Holdings Ltd.	8,073	73,933
APN News & Media Ltd.*	168,362	106,201
Asatsu-DK, Inc.	4,100	103,386
Asian Pay Television Trust	191,000	128,453
Atresmedia Corp. de Medios de Comunicacion S.A.	3,386	49,748
Avex Group Holdings, Inc.	7,273	123,461
Axel Springer SE	507	31,221
Cineplex, Inc.	714	25,447
Cineworld Group PLC	19,027	121,451
Cogeco Cable, Inc.	2,033	117,046
Cogeco, Inc.	1,210	56,781
Corus Entertainment, Inc., Class B	15,960	271,507
CTS Eventim AG & Co. KGaA	4,192	120,154

	Shares	Value
Common Stocks - (continued)
Media - (continued)
CyberAgent, Inc.	1,100	$48,883
Daiichikosho Co., Ltd.	300	8,722
Daily Mail & General Trust PLC, Class A	8,809	113,978
Dentsu, Inc.	6,700	277,776
Entertainment One Ltd.	14,878	61,673
Euromoney Institutional Investor PLC	3,489	56,331
Eutelsat Communications S.A.	3,843	132,029
Fairfax Media Ltd.	162,823	114,119
Fuji Media Holdings, Inc.	1,200	15,191
GFK SE	861	34,258
Hakuhodo DY Holdings, Inc.	1,900	19,086
Havas S.A.	15,095	116,683
IMAX Corp.*^	2,048	58,067
Informa PLC	15,964	122,759
ITV PLC	96,830	319,944
JCDecaux S.A.	530	19,130
Kabel Deutschland Holding AG*	276	37,530
Kinepolis Group N.V.	1,030	45,214
Lagardere S.C.A.	22,727	622,692
Mediaset Espana Comunicacion S.A.*	9,296	113,240
Mediaset SpA*	11,276	51,330
Metropole Television S.A.	2,968	54,258
Modern Times Group MTG AB, Class B	2,186	61,940
Nippon Television Holdings, Inc.	1,500	24,709
NOS SGPS	13,493	85,845
Numericable-SFR*	2,083	108,596
Pearson PLC	21,712	440,551
ProSiebenSat.1 Media AG (Registered)	5,357	237,814
Publicis Groupe S.A.	3,518	263,720
Quebecor, Inc., Class B	196	4,923
REA Group Ltd.	912	35,191
Reed Elsevier N.V.	20,727	508,485
Reed Elsevier PLC	34,659	601,748
Rightmove PLC	3,747	130,898
RTL Group S.A.	774	73,280
Sanoma Oyj	23,042	144,960

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Media - (continued)
Schibsted ASA	2,616	$168,763
SES S.A. (FDR)	8,833	321,904
Seven West Media Ltd.	201,317	205,376
Shaw Communications, Inc., Class B	11,270	260,785
Shochiku Co., Ltd.	3,000	29,881
Singapore Press Holdings Ltd.	48,000	146,508
Sky Network Television Ltd.	7,095	31,206
SKY Perfect JSAT Holdings, Inc.	6,800	41,507
Sky PLC	30,038	418,659
Societe Television Francaise 1	12,805	202,875
Southern Cross Media Group Ltd.	150,074	123,298
Tamedia AG (Registered)	346	47,309
Technicolor S.A. (Registered)*	62,287	373,228
Telenet Group Holding N.V.*	2,131	118,325
Television Broadcasts Ltd.	2,700	16,750
Ten Network Holdings Ltd.*	52,210	8,132
Thomson Reuters Corp.	10,306	396,325
Toei Co., Ltd.	13,000	75,699
Toho Co., Ltd.	4,100	93,368
Tokyo Broadcasting System Holdings, Inc.	3,400	39,162
TV Asahi Holdings Corp.	3,100	48,665
UBM PLC	32,145	255,635
Village Roadshow Ltd.	17,182	81,621
Wolters Kluwer N.V.	7,682	230,112
WPP PLC	34,043	749,554
Zenrin Co., Ltd.	6,600	85,573

		11,219,233
Metals & Mining - 3.7%
Acacia Mining PLC	18,407	77,933
Acerinox S.A.	7,482	111,448
Agnico Eagle Mines Ltd.	6,813	230,190
Aichi Steel Corp.	37,000	154,659
Alamos Gold, Inc.	12,989	69,455
Alumina Ltd.*	89,081	134,581

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
AMAG Austria Metall AG(a)	2,064	$64,563
Anglo American PLC	32,712	546,819
Antofagasta PLC	10,675	104,213
APERAM S.A.*	4,612	120,951
ArcelorMittal	27,724	264,766
Arrium Ltd.	595,475	95,064
Asahi Holdings, Inc.	3,800	56,839
AuRico Gold, Inc.	26,516	104,772
Aurubis AG	8,603	467,637
B2Gold Corp.*	50,451	99,474
Barrick Gold Corp.	35,189	450,981
BHP Billiton Ltd.	79,364	1,808,406
BHP Billiton PLC	51,769	1,121,959
BlueScope Steel Ltd.*	19,530	76,501
Boliden AB	11,109	174,307
Capstone Mining Corp.*	57,526	52,628
Centamin PLC	262,140	263,391
Centerra Gold, Inc.	17,709	106,426
China Gold International Resources Corp. Ltd.*	44,670	76,449
Daido Steel Co., Ltd.	5,000	19,751
Detour Gold Corp.*	14,519	148,860
Dominion Diamond Corp.*	9,040	150,506
Dowa Holdings Co., Ltd.	4,000	32,282
Eldorado Gold Corp.	15,211	73,179
Eramet*	186	14,972
Evraz PLC	65,291	167,095
Ferrexpo PLC	19,871	14,922
First Majestic Silver Corp.*	14,459	89,517
First Quantum Minerals Ltd.	18,677	170,722
Fortescue Metals Group Ltd.	40,988	75,330
Franco-Nevada Corp.	4,892	282,922
Fresnillo PLC	3,538	47,770
Glencore PLC*	295,844	1,105,933
Goldcorp, Inc.	19,337	468,041
G-Resources Group Ltd.*	3,263,398	93,019
Hitachi Metals Ltd.	3,040	50,104
HudBay Minerals, Inc.	22,833	166,572
IAMGOLD Corp.*	38,667	103,685

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Iluka Resources Ltd.	15,021	$82,702
Imperial Metals Corp.*	3,680	25,976
Independence Group NL	51,452	198,338
JFE Holdings, Inc.	13,800	306,804
KAZ Minerals PLC*	18,517	55,844
Kinross Gold Corp.*	40,324	137,069
Kobe Steel Ltd.	84,000	148,742
Kyoei Steel Ltd.	1,500	28,081
Labrador Iron Ore Royalty Corp.	16,465	225,169
Lonmin PLC*	59,846	146,868
Lucara Diamond Corp.	63,070	104,458
Lundin Mining Corp.*	7,758	27,656
Maruichi Steel Tube Ltd.	1,000	23,828
Mitsubishi Materials Corp.	39,000	124,173
Mitsui Mining & Smelting Co., Ltd.	30,000	63,338
Mytilineos Holdings S.A.*	14,650	83,155
Nakayama Steel Works Ltd.*	34,000	23,445
Nevsun Resources Ltd.	53,042	183,646
New Gold, Inc.*	46,650	204,930
Newcrest Mining Ltd.*	16,375	172,918
Nippon Light Metal Holdings Co., Ltd.	42,700	64,342
Nippon Steel & Sumitomo Metal Corp.	180,205	425,717
Nisshin Steel Co., Ltd.	18,600	195,239
Norsk Hydro ASA	37,547	220,907
Northern Star Resources Ltd.	132,752	185,568
NOVAGOLD Resources, Inc.*	18,000	68,567
NV Bekaert S.A.	9,187	277,371
OceanaGold Corp.*	1,000	2,208
Osaka Steel Co., Ltd.	1,700	32,273
OSAKA Titanium Technologies Co., Ltd.	1,000	21,121
Outokumpu Oyj*	8,221	44,548
OZ Minerals Ltd.	32,294	97,326
Pacific Metals Co., Ltd.*	22,000	59,933
Pan American Silver Corp.	9,950	116,768
PanAust Ltd.	109,495	103,176
Petra Diamonds Ltd.*	16,906	38,950

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Polyus Gold International Ltd.	13,384	$38,846
Pretium Resources, Inc.*	8,692	58,474
Primero Mining Corp.*	7,334	29,499
Randgold Resources Ltd.	2,679	228,741
Regis Resources Ltd.*	96,767	142,802
Rio Tinto Ltd.	11,982	537,091
Rio Tinto PLC	33,265	1,461,351
Salzgitter AG	2,198	60,136
Sandfire Resources NL	20,638	68,627
Sanyo Special Steel Co., Ltd.	35,000	118,589
SEMAFO, Inc.*	17,791	62,439
Sherritt International Corp.	13,810	23,308
Silver Wheaton Corp.	12,515	288,113
Sims Metal Management Ltd.	10,975	92,903
Sirius Resources NL*	24,327	47,551
SSAB AB, Class A*	14,585	70,982
SSAB AB, Class B*	11,270	48,622
Sumitomo Metal Mining Co., Ltd.	15,000	216,831
Tahoe Resources, Inc.	754	10,311
Teck Resources Ltd., Class B	19,578	253,999
ThyssenKrupp AG*	12,530	326,481
Toho Titanium Co., Ltd.*	5,700	40,615
Toho Zinc Co., Ltd.	37,000	117,490
Tokyo Steel Manufacturing Co., Ltd.	23,300	177,529
Topy Industries Ltd.	34,000	77,283
Torex Gold Resources, Inc.*	52,463	59,996
Toyo Kohan Co., Ltd.	12,000	62,214
Turquoise Hill Resources Ltd.*	16,776	48,822
UACJ Corp.	4,000	9,943
Vedanta Resources PLC	1,197	6,713
Voestalpine AG	3,605	128,347
Western Areas Ltd.	7,243	22,675
Yamana Gold, Inc.	29,844	123,806
Yamato Kogyo Co., Ltd.	200	5,202

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Yodogawa Steel Works Ltd.	23,000	$83,412

		19,580,491
Multiline Retail - 0.5%
Canadian Tire Corp. Ltd., Class A	1,888	174,498
Debenhams PLC	259,540	293,327
Dollarama, Inc.	4,397	209,282
Don Quijote Holdings Co., Ltd.	1,000	73,384
Fuji Co., Ltd.	800	14,581
H2O Retailing Corp.	1,815	32,278
Harvey Norman Holdings Ltd.	5,640	17,349
Hudson’s Bay Co.	4,000	73,883
Isetan Mitsukoshi Holdings Ltd.	10,800	154,463
Izumi Co., Ltd.	700	25,327
J Front Retailing Co., Ltd.	11,000	141,497
Kintetsu Department Store Co., Ltd.*	18,000	51,488
Lifestyle International Holdings Ltd.	4,000	7,842
Marks & Spencer Group PLC	39,376	286,468
Marui Group Co., Ltd.	5,500	57,732
Matsuya Co., Ltd.	1,500	25,016
Myer Holdings Ltd.	155,024	187,727
Next PLC	3,727	404,985
Parco Co., Ltd.	1,700	14,516
Poundland Group PLC	24,101	127,849
Ryohin Keikaku Co., Ltd.	500	55,634
Sanyo Electric Railway Co., Ltd.	21,000	82,774
Sears Canada, Inc.*	5,515	51,759
Seria Co., Ltd.	1,200	34,785
Stockmann Oyj Abp, Class B	7,775	53,914
Takashimaya Co., Ltd.	11,000	97,110
The Warehouse Group Ltd.	5,317	10,998

		2,760,466
Multi-Utilities - 1.0%
A2A SpA	25,745	24,520
ACEA SpA	3,890	43,721
AGL Energy Ltd.	8,477	93,741

	Shares	Value
Common Stocks - (continued)
Multi-Utilities - (continued)
Atco Ltd., Class I	1,916	$74,331
Canadian Utilities Ltd., Class A	4,756	158,027
Centrica PLC	108,836	480,248
DUET Group	14,729	28,676
E.ON SE	52,306	810,114
GDF Suez	39,598	881,399
Hera SpA	8,603	21,066
Iren SpA	114,505	132,960
Just Energy Group, Inc.	10,900	55,448
National Grid PLC	98,233	1,380,201
REN - Redes Energeticas Nacionais SGPS S.A.	50,520	143,663
RWE AG	13,801	383,270
RWE AG (Preference)	1,032	21,521
Suez Environnement Co.	6,405	117,848
Telecom Plus PLC	3,504	57,310
Veolia Environnement S.A.	10,031	183,998

		5,092,062
Oil, Gas & Consumable Fuels - 5.4%
Advantage Oil & Gas Ltd.*	21,591	90,761
Afren PLC*	289,097	23,012
Africa Oil Corp.*	39,923	75,252
AltaGas Ltd.	4,008	135,734
ARC Resources Ltd.	9,128	165,578
Athabasca Oil Corp.*	56,170	82,398
Avance Gas Holding Ltd.(a)	2,772	35,497
AWE Ltd.*	19,364	20,282
Bankers Petroleum Ltd.*	74,227	170,940
Baytex Energy Corp.	4,092	63,641
Beach Energy Ltd.	361,367	270,158
Bellatrix Exploration Ltd.*	58,516	118,606
BG Group PLC	83,850	1,116,911
Birchcliff Energy Ltd.*	25,993	139,400
Bonavista Energy Corp.	6,700	31,705
Bonterra Energy Corp.	1,564	49,031
BP PLC	495,434	3,158,300
Brightoil Petroleum Holdings Ltd.*	160,147	39,451
Cairn Energy PLC*	82,120	236,805
Caltex Australia Ltd.	2,755	71,701
Cameco Corp.	9,890	139,464

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Canadian Natural Resources Ltd.	28,775	$836,051
Canadian Oil Sands Ltd.	13,162	81,487
Cenovus Energy, Inc.	14,544	276,095
Cosmo Oil Co., Ltd.	2,000	2,707
Crescent Point Energy Corp.	7,457	177,611
Crew Energy, Inc.*	7,783	32,103
Delek Group Ltd.	19	4,656
Det Norske Oljeselskap ASA*	1,072	4,454
DNO ASA*	5,536	12,143
Dragon Oil PLC	12,456	104,202
Enbridge Income Fund Holdings, Inc.	6,306	204,754
Enbridge, Inc.	22,712	1,102,507
Encana Corp.	20,162	247,106
Energy Resources of Australia Ltd.*	1,430	1,453
Enerplus Corp.	6,241	60,690
Eni SpA	71,876	1,208,516
EnQuest PLC*	234,505	119,749
ERG SpA	11,889	141,540
Exmar N.V.	2,989	26,309
Freehold Royalties Ltd.	6,629	93,165
Galp Energia SGPS S.A.	9,914	104,759
Gaztransport Et Technigaz S.A.	3,711	209,719
Genel Energy PLC*	1,199	11,174
Gibson Energy, Inc.	1,269	22,629
Gulf Keystone Petroleum Ltd.*	70,415	48,383
Hellenic Petroleum S.A.*	2,655	11,265
Hoegh LNG Holdings Ltd.*	387	3,820
Husky Energy, Inc.	11,233	242,299
Idemitsu Kosan Co., Ltd.	4,100	68,901
Imperial Oil Ltd.	7,981	297,348
Inpex Corp.	24,000	266,428
Inter Pipeline Ltd.	6,273	163,461
Itochu Enex Co., Ltd.	8,300	65,148
James Fisher & Sons PLC	4,182	69,090
Japan Petroleum Exploration Co. Ltd.	200	6,112
JX Holdings, Inc.	44,900	166,581

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Kelt Exploration Ltd.*	5,800	$28,818
Keyera Corp.	1,978	117,000
Koninklijke Vopak N.V.	2,062	115,378
KrisEnergy Ltd.*	59,000	27,034
Legacy Oil + Gas, Inc.*	47,491	57,681
Lightstream Resources Ltd.	45,513	27,280
Liquefied Natural Gas Ltd.*	33,534	77,822
Lundin Petroleum AB*	2,324	30,172
MEG Energy Corp.*	3,480	53,190
Motor Oil Hellas Corinth Refineries S.A.	13,939	94,377
Naphtha Israel Petroleum Corp. Ltd.*	5,509	27,938
Neste Oil Oyj	3,273	90,489
New Hope Corp. Ltd.	2,558	4,701
Newocean Energy Holdings Ltd.	280,000	102,201
Nippon Gas Co., Ltd.	2,000	49,479
Nostrum Oil & Gas PLC*	18,559	174,768
NuVista Energy Ltd.*	8,513	47,938
OMV AG	646	16,092
Ophir Energy PLC*	44,047	88,845
Origin Energy Ltd.	31,558	262,469
Pacific Rubiales Energy Corp.	10,717	24,934
Painted Pony Petroleum Ltd.*	8,495	46,028
Paramount Resources Ltd., Class A*	1,591	35,774
Parex Resources, Inc.*	7,102	38,536
Parkland Fuel Corp.	6,533	112,786
Paz Oil Co., Ltd.	140	17,987
Pembina Pipeline Corp.	8,107	252,427
Pengrowth Energy Corp.	8,351	22,393
Penn West Petroleum Ltd.	19,216	29,098
Peyto Exploration & Development Corp.	5,450	137,975
Premier Oil PLC	140,819	305,823
Raging River Exploration, Inc.*	10,400	60,532
Repsol S.A.	24,794	438,847
RMP Energy, Inc.*	38,755	132,347
Royal Dutch Shell PLC, Class A	108,893	3,300,366

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Royal Dutch Shell PLC, Class B	63,474	$2,006,254
San-Ai Oil Co., Ltd.	10,000	66,828
Santos Ltd.	11,551	70,883
Saras SpA*	69,316	77,516
Showa Shell Sekiyu KK	2,400	23,599
Soco International PLC*	29,130	115,151
Spartan Energy Corp.*	28,807	59,297
Statoil ASA	23,510	389,482
Suncor Energy, Inc.	39,846	1,191,028
Surge Energy, Inc.	6,135	12,435
Talisman Energy, Inc.	27,241	205,819
TonenGeneral Sekiyu KK	12,000	106,755
TORC Oil & Gas Ltd.	11,629	75,665
Total Gabon	124	42,243
Total S.A.	57,310	2,942,552
Tourmaline Oil Corp.*	3,497	96,364
TransCanada Corp.	19,604	874,175
Trilogy Energy Corp.	13,289	68,125
Tullow Oil PLC	33,775	185,152
United Energy Group Ltd.*	768,000	108,959
Veresen, Inc.	3,731	47,581
Vermilion Energy, Inc.	2,302	101,615
Washington H Soul Pattinson & Co., Ltd.	3,833	38,685
Whitecap Resources, Inc.	10,120	99,049
Whitehaven Coal Ltd.*	74,920	72,346
Woodside Petroleum Ltd.	18,080	482,656

		28,738,781
Paper & Forest Products - 0.4%
Canfor Corp.*	300	7,512
Canfor Pulp Products, Inc.	8,058	100,094
Daio Paper Corp.	9,745	84,620
Hokuetsu Kishu Paper Co., Ltd.	28,800	136,810
Holmen AB, Class B	194	7,005
Interfor Corp.*	14,729	257,884
KuangChi Science Ltd.*	55,000	35,894
Metsa Board Oyj	6,595	39,443
Mondi PLC	11,735	209,559
Nippon Paper Industries Co., Ltd.	4,700	74,662
Norbord, Inc.	4,927	109,891

	Shares	Value
Common Stocks - (continued)
Paper & Forest Products - (continued)
Oji Holdings Corp.	36,000	$136,994
Semapa-Sociedade de Investimento e Gestao	16,701	196,189
Stella-Jones, Inc.	2,228	63,750
Stora Enso Oyj, Class R	16,609	161,372
UPM-Kymmene Oyj	13,157	231,465
West Fraser Timber Co., Ltd.	2,821	162,370
Western Forest Products, Inc.	47,047	95,730

		2,111,244
Personal Products - 0.5%
Aderans Co., Ltd.	500	4,461
Beiersdorf AG	2,622	230,194
Dr Ci:Labo Co., Ltd.	900	31,030
Euglena Co., Ltd.*	3,900	58,866
Fancl Corp.	2,500	40,140
Kao Corp.	13,800	608,673
Kobayashi Pharmaceutical Co., Ltd.	1,200	80,807
Kose Corp.	200	9,024
L’Oreal S.A.	6,770	1,215,079
Mandom Corp.	1,300	44,158
Milbon Co., Ltd.	2,440	69,275
Noevir Holdings Co., Ltd.	1,900	34,776
Oriflame Cosmetics S.A. (SDR)	10,352	139,029
Pola Orbis Holdings, Inc.	900	38,616
Shiseido Co., Ltd.	9,200	148,654

		2,752,782
Pharmaceuticals - 6.6%
Almirall S.A.	5,963	104,097
Astellas Pharma, Inc.	57,800	900,226
AstraZeneca PLC	33,204	2,365,291
Bayer AG (Registered)	22,292	3,221,150
BTG PLC*	17,242	204,835
Chugai Pharmaceutical Co., Ltd.	5,200	156,047
Cosmo Pharmaceuticals SpA	286	42,898
Daiichi Sankyo Co., Ltd.	9,800	142,914
Eisai Co., Ltd.	5,900	295,741
Galenica AG (Registered)	258	207,651
GlaxoSmithKline PLC	126,948	2,797,029

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Pharmaceuticals - (continued)
GW Pharmaceuticals PLC*	12,366	$75,172
H Lundbeck A/S	500	10,156
Haw Par Corp. Ltd.	3,200	20,362
Hikma Pharmaceuticals PLC	2,711	96,091
Hisamitsu Pharmaceutical Co., Inc.	1,200	41,068
Ipsen S.A.	2,653	135,019
JCR Pharmaceuticals Co., Ltd.	600	11,728
Kaken Pharmaceutical Co., Ltd.	1,000	21,462
Kissei Pharmaceutical Co., Ltd.	1,400	42,310
KYORIN Holdings, Inc.	1,000	20,372
Kyowa Hakko Kirin Co., Ltd.	3,000	34,427
Meda AB, Class A	5,406	76,263
Merck KGaA	3,680	368,386
Mitsubishi Tanabe Pharma Corp.	4,600	73,230
Mochida Pharmaceutical Co., Ltd.	500	27,625
Nichi-iko Pharmaceutical Co., Ltd.	5,600	101,545
Nippon Shinyaku Co., Ltd.	2,000	66,488
Novartis AG (Registered)	61,557	6,031,589
Novo Nordisk A/S, Class B	52,255	2,340,698
Ono Pharmaceutical Co., Ltd.	2,200	234,112
Orion Oyj, Class A	1,866	61,339
Orion Oyj, Class B	1,450	47,795
Otsuka Holdings Co., Ltd.	9,300	289,574
Recordati SpA	2,678	44,272
Roche Holding AG	19,505	5,273,425
Rohto Pharmaceutical Co., Ltd.	1,000	13,527
Sanofi S.A.	31,323	2,898,408
Santen Pharmaceutical Co., Ltd.	2,800	175,440
Sawai Pharmaceutical Co., Ltd.	700	42,668
Seikagaku Corp.	1,800	31,858
Shionogi & Co., Ltd.	10,300	311,723
Shire PLC	14,666	1,069,184
Stada Arzneimittel AG	11,072	344,153

	Shares	Value
Common Stocks - (continued)
Pharmaceuticals - (continued)
Sumitomo Dainippon Pharma Co., Ltd.	3,800	$40,243
Taisho Pharmaceutical Holdings Co., Ltd.	400	25,574
Takeda Pharmaceutical Co., Ltd.	18,100	909,584
Teva Pharmaceutical Industries Ltd.	23,242	1,325,509
Torii Pharmaceutical Co., Ltd.	700	17,967
Towa Pharmaceutical Co., Ltd.	1,900	87,022
Tsumura & Co.	900	20,618
UCB S.A.	3,175	247,108
The United Laboratories International Holdings Ltd.*	18,000	8,892
Valeant Pharmaceuticals International, Inc.*	8,609	1,379,463
Virbac S.A.	281	62,531
ZERIA Pharmaceutical Co., Ltd.	3,100	50,670

		35,044,529
Professional Services - 0.7%
Adecco S.A. (Registered)*	5,916	443,033
AF AB, Class B	8,224	126,256
Bureau Veritas S.A.	5,712	121,340
Capita PLC	17,759	298,196
DKSH Holding AG	2,654	201,780
en-japan, Inc.	500	7,309
Experian PLC	28,198	496,772
Hays PLC	75,737	176,539
Intertek Group PLC	3,959	136,342
McMillan Shakespeare Ltd.	10,384	92,995
Meitec Corp.	2,400	70,591
Michael Page International PLC	26,893	188,220
Morneau Shepell, Inc.	3,100	41,857
Nihon M&A Center, Inc.	2,700	94,471
Randstad Holding N.V.	3,336	176,650
Recruit Holdings Co., Ltd.*	1,900	55,642
SAI Global Ltd.	14,655	44,851
Seek Ltd.	7,421	103,157
SGS S.A. (Registered)	139	264,388

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Professional Services - (continued)
Stantec, Inc.	2,156	$53,137
Teleperformance	4,714	338,268
Temp Holdings Co., Ltd.	1,900	64,862
Veda Group Ltd.	18,430	33,010
WS Atkins PLC	12,242	231,115
Yumeshin Holdings Co., Ltd.	7,500	48,142

		3,908,923
Real Estate Investment Trusts (REITs) - 2.4%
Abacus Property Group	66,649	158,304
Activia Properties, Inc.	5	44,822
Advance Residence Investment Corp.	20	51,334
AIMS AMP Capital Industrial REIT	78,000	84,739
Allied Properties Real Estate Investment Trust	122	3,849
Altarea S.C.A.	778	132,129
Argosy Property Ltd.	33,123	27,286
Artis Real Estate Investment Trust	5,995	73,522
Ascendas Hospitality Trust	82,000	41,512
Ascendas Real Estate Investment Trust	74,000	134,536
Ascott Residence Trust	21,600	20,194
Befimmo S.A.	2,462	187,782
Beni Stabili SpA SIIQ	50,234	37,498
Big Yellow Group PLC	5,819	53,399
Boardwalk Real Estate Investment Trust	307	14,849
The British Land Co. PLC	32,037	399,125
Brookfield Canada Office Properties	200	4,559
BWP Trust	20,265	44,977
Cache Logistics Trust	25,000	21,894
Calloway Real Estate Investment Trust	780	19,519
Cambridge Industrial Trust	191,440	96,208
Canadian Apartment Properties REIT	444	9,969
Canadian Real Estate Investment Trust	100	3,803
CapitaCommercial Trust	58,000	75,870
CapitaMall Trust	86,000	132,836
CapitaRetail China Trust	37,540	47,580

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
CDL Hospitality Trusts	4,000	$5,321
Champion REIT	51,000	24,996
Charter Hall Group	13,598	51,253
Charter Hall Retail REIT	37,192	127,149
Chartwell Retirement Residences	346	3,449
Cofinimmo S.A.	1,496	182,743
Comforia Residential REIT, Inc.	49	107,248
Cominar Real Estate Investment Trust, Class U	1,600	24,493
Crombie Real Estate Investment Trust	1,400	14,873
Cromwell Property Group	172,062	142,033
Daiwa House REIT Investment Corp.	18	87,498
Daiwa House Residential Investment Corp.	17	80,032
Daiwa Office Investment Corp.	2	11,629
Derwent London PLC	4,208	205,716
Dexus Property Group	26,133	156,907
DNZ Property Fund Ltd.	34,981	49,509
Dream Global Real Estate Investment Trust	5,589	39,451
Dream Office Real Estate Investment Trust	507	10,860
Eurocommercial Properties N.V. (CVA)	4,186	186,586
Far East Hospitality Trust	32,000	19,984
Federation Centres	57,630	135,984
First Real Estate Investment Trust	81,000	78,719
Fonciere des Murs S.C.A.	11,479	322,801
Fonciere Des Regions	1,598	164,079
Fortune Real Estate Investment Trust	21,000	23,185
Frasers Centrepoint Trust	47,000	71,902
Frasers Commercial Trust	51,764	56,810
Frontier Real Estate Investment Corp.	11	50,287
Fukuoka REIT Corp.	44	89,000
Gecina S.A.	279	36,568
Global One Real Estate Investment Corp.	12	49,904
GLP J-Reit	44	50,119

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Goodman Group	47,567	$227,072
Goodman Property Trust	52,532	44,991
The GPT Group	45,357	159,654
Granite Real Estate Investment Trust	3,142	110,520
Great Portland Estates PLC	15,090	178,023
Green REIT PLC*	52,152	78,272
Grivalia Properties REIC	1,179	10,511
Growthpoint Properties Australia Ltd.	44,285	98,978
H&R Real Estate Investment Trust	1,437	27,676
Hammerson PLC	14,168	146,505
Hankyu Reit, Inc.	25	32,563
Hansteen Holdings PLC	64,528	109,320
Heiwa Real Estate REIT, Inc.	47	39,172
ICADE	687	59,973
Ichigo Real Estate Investment Corp.	150	117,993
Industrial & Infrastructure Fund Investment Corp.	6	30,341
Intu Properties PLC	33,948	186,101
Investa Office Fund	35,349	106,258
Japan Excellent, Inc.	66	85,011
Japan Hotel REIT Investment Corp.	138	91,166
Japan Logistics Fund, Inc.	15	32,218
Japan Prime Realty Investment Corp.	18	63,134
Japan Real Estate Investment Corp.	30	146,341
Japan Rental Housing Investments, Inc.	150	119,525
Japan Retail Fund Investment Corp.	52	112,973
Kenedix Office Investment Corp.	6	35,704
Keppel REIT	3,160	2,884
Kiwi Property Group Ltd.	2,741	2,626
Klepierre	11,208	528,793
Land Securities Group PLC	25,150	481,225
The Link REIT	57,801	391,386
Lippo Malls Indonesia Retail Trust	482,000	126,458

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Londonmetric Property PLC	13,999	$33,535
Mapletree Commercial Trust	4,000	4,479
Mapletree Industrial Trust	5,070	5,733
Mapletree Logistics Trust	5,067	4,494
Mercialys S.A.	1,703	41,174
MID Reit, Inc.	33	84,561
Mirvac Group	90,163	135,514
Morguard Real Estate Investment Trust	9,592	139,649
Mori Hills REIT Investment Corp.	20	28,366
Mori Trust Sogo Reit, Inc.	15	31,311
Nippon Accommodations Fund, Inc.	8	33,133
Nippon Building Fund, Inc.	40	197,506
Nippon Prologis REIT, Inc.	30	70,847
Nomura Real Estate Office Fund, Inc.	5	25,582
Nomura Real Estate Residential Fund, Inc.	10	58,145
Northern Property Real Estate Investment Trust	1,729	33,613
Novion Property Group	77,147	139,381
Orix JREIT, Inc.	43	64,647
OUE Hospitality Trust	143,500	99,159
Parkway Life Real Estate Investment Trust	29,000	52,080
Precinct Properties New Zealand Ltd.	22,735	20,461
Premier Investment Corp.	28	149,934
Property for Industry Ltd.	45,300	51,784
Pure Industrial Real Estate Trust	22,099	84,356
Redefine International PLC	27,826	22,714
Regal Real Estate Investment Trust	56,000	15,818
RioCan Real Estate Investment Trust	4,255	98,795
Segro PLC	31,288	193,793
Sekisui House SI Residential Investment Corp.	40	45,290
Shaftesbury PLC	15,305	178,836

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Shopping Centres Australasia Property Group	74,070	$111,326
Starhill Global REIT	29,000	17,789
Stockland	72,972	248,902
Suntec Real Estate Investment Trust	63,000	87,532
Tokyu REIT, Inc.	40	53,122
Top REIT, Inc.	8	34,393
Unibail-Rodamco SE	2,691	759,468
United Urban Investment Corp.	84	134,941
Vital Healthcare Property Trust	47,607	56,494
Warehouses De Pauw S.C.A.	601	46,118
Wereldhave N.V.	2,138	153,901
Westfield Corp.	38,721	297,318
Workspace Group PLC	7,149	84,823

		12,797,367
Real Estate Management & Development - 2.9%
Aeon Mall Co., Ltd.	2,190	36,598
Africa Israel Properties Ltd.	2,839	35,426
Airport City Ltd.*	5,200	43,007
Allreal Holding AG (Registered)*	1,143	179,516
Amot Investments Ltd.	8,298	24,624
Ascendas India Trust	132,000	83,408
Aspial Corp. Ltd.	169,000	49,335
Atrium European Real Estate Ltd.*	1,234	5,751
Atrium Ljungberg AB, Class B	1,034	15,599
Aveo Group	21,223	37,682
Azrieli Group	639	22,071
Bayside Land Corp.	252	68,040
Brookfield Asset Management, Inc., Class A	15,723	802,921
Bukit Sembawang Estates Ltd.	24,000	94,361
CA Immobilien Anlagen AG*	6,856	138,912
Capital & Counties Properties PLC	22,950	132,601
CapitaLand Ltd.	92,000	236,612

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Castellum AB	1,191	$18,745
Cheung Kong Holdings Ltd.	40,000	766,120
Chinese Estates Holdings Ltd.	7,000	22,526
City Developments Ltd.	18,000	133,693
Citycon Oyj	15,390	52,205
CLS Holdings PLC*	4,338	100,335
Conwert Immobilien Invest SE*	3,153	36,647
Countrywide PLC	13,288	91,803
Daejan Holdings PLC	701	57,643
Daibiru Corp.	400	3,548
Daikyo, Inc.	2,000	2,980
Daito Trust Construction Co., Ltd.	2,200	246,754
Daiwa House Industry Co., Ltd.	16,800	312,716
Deutsche Annington Immobilien SE	2,405	83,589
Deutsche Euroshop AG	5,166	239,391
Deutsche Wohnen AG	11,357	295,276
Emperor International Holdings Ltd.	148,000	33,596
Fabege AB	12,836	175,647
Far East Orchard Ltd.	26,876	33,468
Fastighets AB Balder, Class B*	7,006	101,544
First Capital Realty, Inc.	1,846	28,419
FirstService Corp.	1,904	100,384
Foxtons Group PLC	11,073	31,889
Fragrance Group Ltd.	287,000	47,724
GAGFAH S.A.*	13,686	304,555
Gazit-Globe Ltd.	475	6,031
Global Logistic Properties Ltd.	107,000	200,066
Goldcrest Co., Ltd.	1,000	15,732
Grainger PLC	22,537	65,632
Great Eagle Holdings Ltd.	8,281	27,609
GuocoLand Ltd.	20,000	26,606
Hang Lung Group Ltd.	16,000	76,148
Hang Lung Properties Ltd.	43,000	126,726
Heiwa Real Estate Co., Ltd.	4,900	70,456

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Hemfosa Fastigheter AB*	4,925	$105,972
Henderson Land Development Co., Ltd.	31,627	225,984
HKR International Ltd.	264,000	135,518
Ho Bee Land Ltd.	8,000	12,239
Hufvudstaden AB, Class A	6,032	79,115
Hulic Co., Ltd.	8,800	80,834
Hysan Development Co., Ltd.	28,000	135,606
IMMOFINANZ AG*	1,419	3,241
Inmobiliaria Colonial S.A.*	105,686	71,557
Jerusalem Economy Ltd.	3,682	12,821
Jerusalem Oil Exploration*	1,144	33,977
K Wah International Holdings Ltd.	286,365	154,755
Kabuki-Za Co., Ltd.	1,000	42,906
Kenedix, Inc.	6,700	30,573
Keppel Land Ltd.	9,000	30,197
Kerry Properties Ltd.	11,500	40,789
Killam Properties, Inc.	5,663	49,620
Klovern AB, Class A	13,379	13,990
Kowloon Development Co., Ltd.	118,000	137,734
Kungsleden AB	33,822	259,620
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	135,000	61,290
LEG Immobilien AG*	3,698	283,472
Lend Lease Group	13,021	169,137
Leopalace21 Corp.*	7,900	51,584
Melcor Developments Ltd.	2,483	33,271
Melisron Ltd.	1,917	55,909
Mitsubishi Estate Co., Ltd.	32,382	657,068
Mitsui Fudosan Co., Ltd.	24,000	613,051
Mobimo Holding AG (Registered)*	690	159,291
Morguard Corp.	1,538	175,276
New World Development Co., Ltd.	94,533	112,903
Nexity S.A.	4,208	165,866
Nomura Real Estate Holdings, Inc.	5,800	98,555

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Norstar Holdings, Inc.	2,107	$51,506
NTT Urban Development Corp.	3,200	31,083
Open House Co., Ltd.	3,600	62,214
Oxley Holdings Ltd.	92,000	34,676
Polytec Asset Holdings Ltd.	95,000	12,865
PSP Swiss Property AG (Registered)*	2,990	308,571
Raysum Co., Ltd.*	628	5,827
Relo Holdings, Inc.	1,527	114,787
Savills PLC	29,952	328,840
Sinarmas Land Ltd.	32,000	15,372
Sino Land Co., Ltd.	106,742	178,974
Songbird Estates PLC*	12,519	65,526
Sponda Oyj	28,892	133,021
St. Modwen Properties PLC	28,575	179,478
Sumitomo Real Estate Sales Co., Ltd.	1,100	26,230
Sumitomo Realty & Development Co., Ltd.	9,000	290,001
Sun Frontier Fudousan Co., Ltd.	1,000	7,875
Sun Hung Kai Properties Ltd.	41,435	676,568
Sunshine 100 China Holdings Ltd.(a)*	196,000	80,136
Swire Pacific Ltd.	52,500	128,383
Swire Pacific Ltd., Class A	21,500	288,669
Swire Properties Ltd.	46,800	150,601
Swiss Prime Site AG (Registered)*	4,118	357,172
TAG Immobilien AG	22,699	294,953
TOC Co., Ltd.	2,600	15,937
Tokyo Tatemono Co., Ltd.	14,000	95,348
UK Commercial Property Trust Ltd.	67,970	91,621
The UNITE Group PLC	26,760	196,895
UOL Group Ltd.	9,289	49,565
Wallenstam AB, Class B	6,320	104,742
The Wharf Holdings Ltd.	26,000	211,264
Wheelock & Co., Ltd.	35,000	198,624
Wheelock Properties Singapore Ltd.	28,000	38,800

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Wihlborgs Fastigheter AB	6,325	$123,863
Wing Tai Holdings Ltd.	22,000	29,754
Yoma Strategic Holdings Ltd.*	89,000	35,518

		15,251,647
Road & Rail - 1.5%
Asciano Ltd.	27,738	130,254
Aurizon Holdings Ltd.	53,822	207,474
Canadian National Railway Co.	22,448	1,482,193
Canadian Pacific Railway Ltd.	4,784	835,611
Central Japan Railway Co.	4,200	726,548
ComfortDelGro Corp. Ltd.	36,000	76,358
DSV A/S	5,936	186,982
East Japan Railway Co.	8,000	621,802
Firstgroup PLC*	259,577	388,299
Fukuyama Transporting Co., Ltd.	5,000	28,094
Go-Ahead Group PLC	5,582	207,662
Hankyu Hanshin Holdings, Inc.	27,000	151,015
Hitachi Transport System Ltd.	4,700	61,938
Keikyu Corp.	10,000	78,491
Keio Corp.	20,000	164,134
Keisei Electric Railway Co., Ltd.	3,000	38,922
Kintetsu Corp.	52,000	184,157
MTR Corp. Ltd.	52,666	234,008
Nagoya Railroad Co., Ltd.	14,000	55,302
Nankai Electric Railway Co., Ltd.	28,000	112,510
National Express Group PLC	78,181	300,008
Nippon Express Co., Ltd.	16,000	94,122
Nippon Konpo Unyu Soko Co., Ltd.	6,200	97,382
Nishi-Nippon Railroad Co., Ltd.	1,000	4,350
Northgate PLC	8,493	78,575
Odakyu Electric Railway Co., Ltd.	17,000	166,722
Sankyu, Inc.	13,669	55,158
Seino Holdings Co., Ltd.	2,000	21,947

	Shares	Value
Common Stocks - (continued)
Road & Rail - (continued)
Senko Co., Ltd.	16,000	$93,168
Sixt SE	3,636	141,206
Sixt SE (Preference)	5,477	169,624
SMRT Corp. Ltd.	17,000	21,987
Sotetsu Holdings, Inc.	1,000	4,597
Stagecoach Group PLC	834	4,286
Tobu Railway Co., Ltd.	20,000	96,710
Tokyu Corp.	37,000	246,635
TransForce, Inc.	2,300	52,314
Transport International Holdings Ltd.	75,200	185,252
West Japan Railway Co.	5,400	279,413

		8,085,210
Semiconductors & Semiconductor Equipment - 0.9%
Advantest Corp.	2,300	29,605
AIXTRON SE*	12,268	97,281
ams AG	5,525	217,385
ARM Holdings PLC	39,290	614,290
ASM International N.V.	5,125	210,310
ASM Pacific Technology Ltd.	5,000	45,368
ASML Holding N.V.	9,587	1,009,145
CSR PLC	11,056	141,973
Dialog Semiconductor PLC*	4,970	191,190
Disco Corp.	300	27,761
EZchip Semiconductor Ltd.*	1,400	26,670
Imagination Technologies Group PLC*	14,747	54,264
Infineon Technologies AG	30,684	345,457
Melexis N.V.	996	49,903
Micronics Japan Co., Ltd.	1,200	32,742
Nordic Semiconductor ASA*	4,579	31,608
Nuflare Technology, Inc.	1,000	36,819
REC Silicon ASA*	169,025	36,267
Rohm Co., Ltd.	2,200	143,277
Sanken Electric Co., Ltd.	10,475	86,589
SCREEN Holdings Co., Ltd.	9,000	53,939
Shindengen Electric Manufacturing Co., Ltd.	19,000	103,035

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Shinko Electric Industries Co., Ltd.	19,100	$135,447
STMicroelectronics N.V.	16,011	133,700
Sumco Corp.	600	10,257
Tokyo Electron Ltd.	4,600	331,925
Tokyo Seimitsu Co., Ltd.	10,600	217,478
Tower Semiconductor Ltd.*	4,902	74,792
Ulvac, Inc.*	10,300	149,066
Xinyi Solar Holdings Ltd.	222,000	61,561

		4,699,104
Software - 0.9%
Allot Communications Ltd.*	3,000	27,030
AVEVA Group PLC	4,186	82,548
Capcom Co., Ltd.	6,400	108,042
COLOPL, Inc.	1,000	23,045
Computer Modelling Group Ltd.	1,600	13,855
Constellation Software, Inc.	380	105,520
Dassault Systemes	3,635	225,277
The Descartes Systems Group, Inc.*	4,000	61,233
Fidessa Group PLC	4,331	156,113
Fuji Soft, Inc.	3,900	78,687
Gemalto N.V.	1,906	138,556
GungHo Online Entertainment, Inc.	6,700	23,215
IGG, Inc.	68,000	24,996
Justsystems Corp.*	3,600	22,434
Koei Tecmo Holdings Co., Ltd.	1,200	18,256
Konami Corp.	1,500	28,208
Micro Focus International PLC	12,609	199,222
Monitise PLC*	137,710	26,887
Nexon Co., Ltd.	2,100	20,810
NICE-Systems Ltd.	2,795	137,474
Nintendo Co., Ltd.	2,600	252,995
NSD Co., Ltd.	5,800	90,063
OBIC Business Consultants Ltd.	1,000	30,222
Open Text Corp.	3,929	223,292

	Shares	Value
Common Stocks - (continued)
Software - (continued)
Oracle Corp. Japan	200	$8,360
Playtech PLC	4,162	42,444
The Sage Group PLC	35,420	255,453
SAP SE	23,986	1,566,097
Silverlake Axis Ltd.	47,000	45,503
SimCorp A/S	4,834	140,325
Software AG	3,343	88,652
Square Enix Holdings Co., Ltd.	1,800	39,918
Temenos Group AG (Registered)*	7,144	217,803
Trend Micro, Inc.	2,500	71,191
UBISOFT Entertainment*	10,879	219,625
Xero Ltd.*	1,674	19,002

		4,832,353
Specialty Retail - 1.4%
ABC-Mart, Inc.	400	20,057
Adastria Holdings Co., Ltd.	1,110	29,436
Alpen Co., Ltd.	2,600	38,292
AOKI Holdings, Inc.	200	2,331
Aoyama Trading Co., Ltd.	500	16,877
AP Eagers Ltd.	1,953	9,414
Autobacs Seven Co., Ltd.	1,400	20,619
AutoCanada, Inc.	1,200	30,645
Automotive Holdings Group Ltd.	41,975	123,561
Bic Camera, Inc.	4,100	46,736
Chiyoda Co., Ltd.	2,800	59,878
Chow Sang Sang Holdings International Ltd.	87,000	230,591
Chow Tai Fook Jewellery Group Ltd.	16,000	21,214
Clas Ohlson AB, Class B	5,888	91,105
DCM Holdings Co., Ltd.	16,100	108,142
Delek Automotive Systems Ltd.	1,942	18,649
Dixons Carphone PLC	38,335	250,453
Dufry AG (Registered)*	2,196	323,654
Dunelm Group PLC	6,623	87,485
EDION Corp.	21,300	159,027
Esprit Holdings Ltd.	30,800	34,759
Fast Retailing Co., Ltd.	1,500	562,125
FF Group*	230	6,875
Fielmann AG	1,916	130,397

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Specialty Retail - (continued)
Geo Holdings Corp.	4,100	$40,244
Giordano International Ltd.	88,000	41,654
Gulliver International Co., Ltd.	10,200	81,885
Halfords Group PLC	19,186	127,941
Hennes & Mauritz AB, Class B	24,205	997,758
Hikari Tsushin, Inc.	400	23,088
Howden Joinery Group PLC	18,688	119,259
Inditex S.A.	30,140	888,890
JB Hi-Fi Ltd.	9,404	122,666
Jin Co., Ltd.	900	27,698
Joshin Denki Co., Ltd.	6,000	50,670
JUMBO S.A.	7,111	67,646
Kathmandu Holdings Ltd.	10,675	15,573
Kingfisher PLC	47,831	246,259
Komeri Co., Ltd.	1,300	28,033
K’s Holdings Corp.	700	20,679
Leon’s Furniture Ltd.	900	13,593
L’Occitane International S.A.	8,750	22,119
Luk Fook Holdings International Ltd.	78,672	292,736
Mekonomen AB	1,344	31,600
Michael Hill International Ltd.	24,521	21,535
Nishimatsuya Chain Co., Ltd.	9,400	75,222
Nitori Holdings Co., Ltd.	2,200	125,110
OSIM International Ltd.	10,000	14,337
Pal Co., Ltd.	1,700	44,141
Pets at Home Group PLC	34,248	111,361
Premier Investments Ltd.	10,114	80,889
RONA, Inc.	14,015	141,371
Sa Sa International Holdings Ltd.	26,000	16,834
Sanrio Co., Ltd.	1,200	29,902
Shimachu Co., Ltd.	1,400	35,291
Shimamura Co., Ltd.	500	44,737
Sports Direct International PLC*	3,304	35,307
Super Retail Group Ltd.	40,105	272,653
SuperGroup PLC*	1,528	22,031
T-Gaia Corp.	3,400	37,136

	Shares	Value
Common Stocks - (continued)
Specialty Retail - (continued)
Tsutsumi Jewelry Co., Ltd.	500	$10,722
United Arrows Ltd.	200	5,712
USS Co., Ltd.	3,500	55,361
VT Holdings Co., Ltd.	1,100	4,439
WH Smith PLC	12,053	244,382
Workman Co., Ltd.	1,200	59,150
World Duty Free SpA*	9,479	104,506
Xebio Co., Ltd.	7,200	112,047
Yamada Denki Co., Ltd.	23,500	88,026
Yellow Hat Ltd.	4,400	86,603

		7,561,118
Technology Hardware, Storage & Peripherals - 0.6%
Blackberry Ltd.*	12,242	124,645
Brother Industries Ltd.	9,500	164,500
Canon, Inc.	28,900	920,278
FUJIFILM Holdings Corp.	13,800	469,692
Hitachi Maxell Ltd.	5,300	89,924
Japan Digital Laboratory Co., Ltd.	4,716	65,321
Konica Minolta, Inc.	9,200	102,288
Logitech International S.A. (Registered)	11,482	169,101
NEC Corp.	68,000	193,351
Neopost S.A.	2,251	116,847
Ricoh Co., Ltd.	17,700	174,340
Riso Kagaku Corp.	10,000	175,031
Seiko Epson Corp.	4,200	172,519
Toshiba TEC Corp.	5,000	31,201
Wacom Co., Ltd.	16,500	70,374
Wincor Nixdorf AG	6,672	306,243
Yunbo Digital Synergy Group Ltd.*	46,000	20,825

		3,366,480
Textiles, Apparel & Luxury Goods - 1.3%
adidas AG	5,162	356,435
Asics Corp.	3,500	86,707
Brunello Cucinelli SpA	820	16,850
Burberry Group PLC	11,963	310,653
Christian Dior S.A.	1,571	272,124
Cie Financiere Richemont S.A. (Registered)	14,353	1,194,198
Delta-Galil Industries Ltd.	1,795	51,711

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Textiles, Apparel & Luxury Goods - (continued)
Descente Ltd.	8,000	$91,125
Gerry Weber International AG	1,179	45,574
Gildan Activewear, Inc.	4,108	240,334
Gunze Ltd.	2,000	5,210
Hermes International	779	264,114
HUGO BOSS AG	1,185	152,977
The Japan Wool Textile Co., Ltd.	2,000	13,383
Kering	1,978	400,434
Li & Fung Ltd.	190,000	188,448
Luxottica Group SpA	4,372	260,247
LVMH Moet Hennessy Louis Vuitton S.A.	7,108	1,151,017
Moncler SpA	3,061	45,526
Onward Holdings Co., Ltd.	1,000	6,487
Pacific Textiles Holdings Ltd.	61,000	84,183
Pandora A/S	3,680	263,690
Puma SE	125	23,810
Safilo Group SpA*	5,889	84,065
Salvatore Ferragamo SpA	939	27,190
Samsonite International S.A.	27,300	82,921
Seiko Holdings Corp.	34,000	187,852
Seiren Co., Ltd.	14,700	121,014
Stella International Holdings Ltd.	35,000	92,541
The Swatch Group AG	597	238,073
The Swatch Group AG (Registered)	2,277	166,806
Ted Baker PLC	3,254	115,973
Texwinca Holdings Ltd.	138,000	112,844
Tod’s SpA	231	23,721
TSI Holdings Co., Ltd.	4,800	27,542
Wacoal Holdings Corp.	3,000	29,983
Yondoshi Holdings, Inc.	4,600	70,763
Yue Yuen Industrial Holdings Ltd.	12,500	46,512

		6,953,037
Thrifts & Mortgage Finance - 0.2%
Aareal Bank AG	5,158	195,774
Equitable Group, Inc.	2,521	110,149
First National Financial Corp.	2,172	38,029

	Shares	Value
Common Stocks - (continued)
Thrifts & Mortgage Finance - (continued)
Genworth MI Canada, Inc.	1,000	$24,938
Home Capital Group, Inc.	1,940	64,261
The Paragon Group of Cos. PLC	75,081	464,814

		897,965
Tobacco - 0.9%
British American Tobacco PLC	49,669	2,798,912
Imperial Tobacco Group PLC	26,865	1,260,488
Japan Tobacco, Inc.	25,800	709,986
Swedish Match AB	5,060	164,845

		4,934,231
Trading Companies & Distributors - 1.5%
AddTech AB, Class B	4,329	61,488
Ashtead Group PLC	11,502	187,950
BayWa AG	3,035	119,390
Brenntag AG	4,146	226,068
Bunzl PLC	8,694	247,701
Cramo Oyj	6,345	97,806
Diploma PLC	9,892	112,392
Finning International, Inc.	5,061	83,622
Grafton Group PLC	20,635	207,489
Hanwa Co., Ltd.	46,000	173,481
Inaba Denki Sangyo Co., Ltd.	2,870	97,609
Inabata & Co., Ltd.	4,600	42,333
Indutrade AB	3,935	160,493
ITOCHU Corp.	46,900	479,121
Iwatani Corp.	6,992	45,595
Japan Pulp & Paper Co., Ltd.	9,000	25,514
Kanamoto Co., Ltd.	1,123	29,494
Kanematsu Corp.	126,000	181,280
Kuroda Electric Co., Ltd.	4,500	64,896
Marubeni Corp.	49,000	272,605
MISUMI Group, Inc.	700	26,429
Mitani Corp.	2,800	64,479
Mitsubishi Corp.	40,400	711,252
Mitsui & Co., Ltd.	42,200	541,399
MonotaRO Co., Ltd.	400	10,267
Nagase & Co., Ltd.	4,900	61,487
Nippon Steel & Sumikin Bussan Corp.	26,000	95,841

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Trading Companies & Distributors - (continued)
Nishio Rent All Co., Ltd.	1,100	$34,040
Noble Group Ltd.	189,000	148,758
Ramirent Oyj	14,674	121,045
Rexel S.A.	61,539	1,152,765
Richelieu Hardware Ltd.	424	19,810
Russel Metals, Inc.	13,300	245,661
Seven Group Holdings Ltd.	1,044	4,171
SIG PLC	121,971	337,982
Sojitz Corp.	32,000	41,681
Sumitomo Corp.	25,300	251,568
Summit Ascent Holdings Ltd.*	56,000	31,202
Toromont Industries Ltd.	3,116	67,876
Toyota Tsusho Corp.	5,600	134,059
Travis Perkins PLC	8,799	253,996
Trusco Nakayama Corp.	6,300	169,212
Wajax Corp.	3,829	73,231
Wakita & Co., Ltd.	2,000	19,121
Wolseley PLC	7,377	427,891
Yamazen Corp.	6,900	48,931
Yuasa Trading Co., Ltd.	3,500	72,583

		8,083,064
Transportation Infrastructure - 0.5%
Abertis Infraestructuras S.A.	11,827	231,823
Aeroports de Paris	1,383	166,053
Ansaldo STS SpA	8,399	84,400
ASTM SpA	8,009	100,500
Atlantia SpA	9,525	245,388
Auckland International Airport Ltd.	8,195	26,468
BBA Aviation PLC	45,782	233,440
Flughafen Wien AG	215	18,630
Flughafen Zuerich AG (Registered)	233	158,533
Fraport AG Frankfurt Airport Services Worldwide	267	16,336
Groupe Eurotunnel SE (Registered)	17,141	230,276
Hamburger Hafen und Logistik AG	2,488	51,196
Hong Kong Aircraft Engineering Co., Ltd.	2,800	30,985

	Shares	Value
Common Stocks - (continued)
Transportation Infrastructure - (continued)
Hutchison Port Holdings Trust, Class U	202,000	$144,430
Japan Airport Terminal Co., Ltd.	500	22,773
Kamigumi Co., Ltd.	10,000	100,711
Macquarie Atlas Roads Group	32,959	75,717
Mitsubishi Logistics Corp.	3,000	45,128
Port of Tauranga Ltd.	3,261	42,011
Qube Holdings Ltd.	17,123	31,203
SATS Ltd.	19,000	41,564
SIA Engineering Co., Ltd.	5,000	16,111
Societa Iniziative Autostradali e Servizi SpA	1,647	16,467
The Sumitomo Warehouse Co., Ltd.	20,000	112,885
Sydney Airport	32,682	127,001
Transurban Group	48,365	346,888
Westshore Terminals Investment Corp.	134	3,382

		2,720,299
Water Utilities - 0.1%
The Athens Water Supply & Sewage Co. S.A.	4,959	32,345
Hyflux Ltd.	15,000	10,587
Pennon Group PLC	10,471	139,729
Severn Trent PLC	6,259	202,296
United Utilities Group PLC	17,757	273,893

		658,850
Wireless Telecommunication Services - 1.4%
Cellcom Israel Ltd.*	6,261	33,155
Drillisch AG	2,649	103,130
Freenet AG	27,539	822,281
Japan Communications, Inc.*	9,700	42,280
KDDI Corp.	16,200	1,153,370
M1 Ltd.	7,000	19,400
Millicom International Cellular S.A. (SDR)	1,566	99,952
Mobistar S.A.*	6,269	139,080
NTT DOCOMO, Inc.	34,800	593,998
Okinawa Cellular Telephone Co.	2,600	75,367
Partner Communications Co., Ltd.*	4,710	16,028

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Wireless Telecommunication Services - (continued)
Rogers Communications, Inc., Class B	10,692	$380,981
SmarTone Telecommunications Holdings Ltd.	45,240	79,354
SoftBank Corp.	23,741	1,407,301
StarHub Ltd.	9,000	27,803
Tele2 AB, Class B	12,169	137,762
Vodafone Group PLC	668,236	2,353,497

		7,484,739

Total Common Stocks (Cost $536,632,159)		522,160,459

	No. of Rights
Rights - 0.0%†
ACS Actividades de Construccion y Servicios S.A., expiring 02/12/15*	5,730	2,910
Vilmorin & Cie S.A., expiring 02/02/15*^	35	308
Yoma Strategic Holdings Ltd., Class R, expiring 02/02/15 at 0.38 SGD*^	29,666	3,508

Total Rights (Cost $—)		6,726

Total Investment Securities (Cost $536,632,159) — 98.8%		522,167,185

Other assets less liabilities — 1.2%		6,213,074

Net Assets — 100.0%		$528,380,259

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At January 31, 2015, the value of these securities amounted to $115,519 or 0.02% of net assets.
†	Amount represents less than 0.05%.
(a)

Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

Percentages shown are based on Net Assets.

Abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

CDI — CHESS Depositary Interest

CHF — Swiss Franc

CVA — Dutch Certificate

DKK — Danish Krone

EUR — Euro

FDR — Finnish Depositary Receipt

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

REIT — Real Estate Investment Trust

SDR — Swedish Depositary Receipt

SEK — Swedish Krona

SGD — Singapore Dollar

USD — US Dollar

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,507,352
Aggregate gross unrealized depreciation	(52,948,722)

Net unrealized depreciation	$(16,441,370)

Federal income tax cost of investments	$538,608,555

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2015 (Unaudited)

Futures Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open long futures contracts as of January 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
EURO STOXX 50® Index Futures Contracts	52	03/20/15	$1,965,173	$141,150
FTSE 100® Index Futures Contracts	14	03/20/15	1,410,044	63,574
Hang Seng Index Futures Contract	1	02/26/15	158,222	(1,885)
Nikkei 225 Index Futures Contracts	17	03/12/15	1,277,189	(4)
S&P Toronto Stock Exchange 60® Index Futures Contracts	6	03/19/15	809,653	22,910
SPI 200® Index Futures Contracts	6	03/19/15	647,375	30,553

				$256,298

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2015 (Unaudited)

Forward Foreign Currency Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of January 31, 2015:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
AUD	160,566	UBS AG	USD	130,000	03/18/15	$(5,307)
AUD	2,091,947	Morgan Stanley	USD	1,695,000	03/18/15	(70,427)
CAD	273,000	Goldman Sachs & Co.	USD	234,355	03/18/15	(19,169)
CAD	1,951,741	Morgan Stanley	USD	1,680,000	03/18/15	(141,585)
CAD	250,390	UBS AG	USD	215,000	03/18/15	(17,636)
CHF	162,424	UBS AG	USD	165,000	03/18/15	11,920
CHF	587,643	Morgan Stanley	USD	600,000	03/18/15	40,090
CHF	679,000	UBS AG	USD	703,464	03/18/15	36,135
DKK	1,817,911	Morgan Stanley	USD	300,000	03/18/15	(24,065)
EUR	589,895	UBS AG	USD	720,000	03/18/15	(54,088)
EUR	3,231,090	Morgan Stanley	USD	3,965,000	03/18/15	(317,535)
EUR	1,458,000	Morgan Stanley	USD	1,813,351	03/18/15	(167,466)
GBP	378,000	Goldman Sachs & Co.	USD	589,934	03/18/15	(22,380)
GBP	2,245,883	Morgan Stanley	USD	3,510,000	03/18/15	(137,889)
GBP	283,279	UBS AG	USD	440,000	03/18/15	(14,666)
HKD	853,473	UBS AG	USD	110,000	03/18/15	73
HKD	7,754,868	Morgan Stanley	USD	1,000,000	03/18/15	150
JPY	48,998,000	Morgan Stanley	USD	414,844	03/18/15	2,479
JPY	24,109,620	UBS AG	USD	200,000	03/18/15	5,345
JPY	535,090,101	Morgan Stanley	USD	4,485,000	03/18/15	72,443
NOK	2,139,362	Morgan Stanley	USD	290,000	03/18/15	(14,302)
SEK	3,049,588	Morgan Stanley	USD	395,000	03/18/15	(26,214)
SEK	164,000	Morgan Stanley	USD	21,529	03/18/15	(1,697)
SGD	382,236	Morgan Stanley	USD	290,000	03/18/15	(7,746)
USD	1,060,000	Morgan Stanley	AUD	1,314,117	03/18/15	39,477
USD	537,056	Morgan Stanley	AUD	658,000	03/18/15	26,063
USD	1,840,000	Morgan Stanley	CAD	2,139,856	03/18/15	153,309
USD	1,260,000	Morgan Stanley	CHF	1,243,192	03/18/15	(94,145)
USD	145,000	Morgan Stanley	DKK	885,775	03/18/15	10,551
USD	79,077	Goldman Sachs & Co.	DKK	473,000	03/18/15	7,282
USD	5,385,000	Morgan Stanley	EUR	4,421,527	03/18/15	393,692
USD	295,000	Morgan Stanley	EUR	240,028	03/18/15	24,041
USD	3,725,000	Morgan Stanley	GBP	2,395,036	03/18/15	128,939
USD	565,000	Morgan Stanley	HKD	4,386,005	03/18/15	(666)
USD	649,911	Morgan Stanley	HKD	5,039,000	03/18/15	29
USD	3,450,000	Morgan Stanley	JPY	415,311,000	03/18/15	(87,266)
USD	825,000	UBS AG	JPY	98,011,485	03/18/15	(9,779)
USD	190,000	Morgan Stanley	NOK	1,424,287	03/18/15	6,453
USD	167,569	Morgan Stanley	NOK	1,249,000	03/18/15	6,611
USD	580,000	Morgan Stanley	SEK	4,554,264	03/18/15	29,255
USD	77,658	Morgan Stanley	SGD	102,000	03/18/15	2,338
USD	285,000	Morgan Stanley	SGD	378,195	03/18/15	5,731

						$(231,622)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2015 (Unaudited)

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2015:

Australia	6.1%
Austria	0.2
Belgium	1.3
Canada	8.7
Denmark	1.4
Finland	0.9
France	8.2
Germany	8.0
Greece	0.1
Hong Kong	3.0
Ireland	0.3
Israel	0.6
Italy	2.2
Japan	20.7
Netherlands	2.5
New Zealand	0.3
Norway	0.9
Portugal	0.2
Singapore	1.7
Spain	2.6
Sweden	2.8
Switzerland	7.4
United Kingdom	18.7
Other[1]	1.2

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - 98.9%
Aerospace & Defense - 0.1%
Aselsan Elektronik Sanayi ve Ticaret A/S	1,645	$8,026
AviChina Industry & Technology Co., Ltd., Class H	92,000	59,685
Embraer S.A.	23,200	205,189
Korea Aerospace Industries Ltd.*	930	39,841

		312,741
Air Freight & Logistics - 0.1%
Hyundai Glovis Co., Ltd.*	579	129,449
Integer.pl S.A.*	265	11,966
Kerry TJ Logistics Co., Ltd.	6,000	7,539
POS Malaysia Bhd	44,300	57,390
Sinotrans Ltd., Class H	92,000	65,262

		271,606
Airlines - 0.5%
Air China Ltd., Class H	88,000	84,443
AirAsia Bhd	41,900	32,337
AirAsia X Bhd*^	69,000	12,457
Asiana Airlines, Inc.*	11,233	88,644
China Airlines Ltd.*	139,000	70,132
China Eastern Airlines Corp. Ltd., Class H*	52,000	26,358
China Southern Airlines Co., Ltd., Class H	550,000	296,517
Eva Airways Corp.*	51,627	39,646
Garuda Indonesia Persero Tbk PT*	449,616	21,119
Grupo Aeromexico SAB de CV*	49,700	74,187
Hanjin Kal Corp.*	3,954	118,049
Korean Air Lines Co., Ltd.*	1,169	50,775
Latam Airlines Group S.A.*	11,772	124,281
Pegasus Hava Tasimaciligi A/S*	763	9,525
Thai Airways International PCL (NVDR)*	90,620	42,361
Turk Hava Yollari*	25,544	98,232

		1,189,063

	Shares	Value
Common Stocks - (continued)
Auto Components - 1.2%
Actron Technology Corp.	3,000	$10,757
Apollo Tyres Ltd.	7,111	27,848
Astra Otoparts Tbk PT	86,500	25,470
AtlasBX Co., Ltd.*	2,018	78,978
Balkrishna Industries Ltd.	4,918	51,527
Bharat Forge Ltd.	3,546	59,226
Bosch Ltd.	313	120,401
Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	5,506	24,492
Cheng Shin Rubber Industry Co., Ltd.	64,400	155,311
Dae Won Kang Up Co., Ltd.*	3,874	22,176
Depo Auto Parts Ind Co., Ltd.	9,000	34,557
Exide Industries Ltd.	15,469	46,468
Federal Corp.	14,040	8,331
Global & Yuasa Battery Co., Ltd.*	2,101	78,000
Halla Holdings Corp.*	1,850	107,590
Halla Visteon Climate Control Corp.*	1,655	70,295
Hankook Tire Co., Ltd.	2,753	132,666
Hota Industrial Manufacturing Co., Ltd.	18,537	33,705
Hu Lane Associate, Inc.	8,000	29,321
Hyundai Mobis Co., Ltd.	2,706	613,650
Hyundai Wia Corp.*	629	88,575
Kenda Rubber Industrial Co., Ltd.	15,365	31,204
Kumho Tire Co., Inc.*	1,940	17,225
Macauto Industrial Co., Ltd.	5,000	19,278
Mahle-Metal Leve S.A. Industria e Comercio	2,700	20,118
Minth Group Ltd.	20,000	41,788
Motherson Sumi Systems Ltd.	7,375	53,715
Nan Kang Rubber Tire Co., Ltd.	4,000	4,214
Nexen Tire Corp.	650	9,272
Pyeong Hwa Automotive Co., Ltd.*	3,392	52,729
S&T Motiv Co., Ltd.*	2,070	84,136

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Auto Components - (continued)
SL Corp.*	3,654	$59,140
Sri Trang Agro-Industry PCL (NVDR)	103,038	42,815
Sungwoo Hitech Co., Ltd.*	2,406	26,731
Tong Yang Industry Co., Ltd.	33,400	39,586
Tung Thih Electronic Co., Ltd.	6,000	22,752
Weifu High-Technology Group Co., Ltd., Class B	14,100	51,611
Xinchen China Power Holdings Ltd.*	58,000	22,218
Xingda International Holdings Ltd.	296,000	92,770

		2,510,646
Automobiles - 2.0%
Astra International Tbk PT	824,100	510,691
Bajaj Auto Ltd.	3,355	129,558
Brilliance China Automotive Holdings Ltd.	126,000	231,090
Byd Co., Ltd., Class H	25,000	91,412
China Motor Corp.	4,000	3,446
Chongqing Changan Automobile Co., Ltd., Class B	31,300	78,035
Dongfeng Motor Group Co., Ltd., Class H	104,000	151,573
DRB-Hicom Bhd	22,700	11,200
Ford Otomotiv Sanayi A/S	2,839	39,632
Geely Automobile Holdings Ltd.	200,000	82,287
Great Wall Motor Co., Ltd., Class H	39,500	226,963
Guangzhou Automobile Group Co., Ltd., Class H	92,000	83,773
Hero MotoCorp Ltd.	3,989	184,556
Hyundai Motor Co.	5,625	871,834
Hyundai Motor Co. (Preference)	2,475	266,909
Jiangling Motors Corp. Ltd., Class B	4,900	23,826
Kandi Technologies Group, Inc.*	4,351	57,955
Kia Motors Corp.	10,464	440,146

	Shares	Value
Common Stocks - (continued)
Automobiles - (continued)
Mahindra & Mahindra Ltd.	3,709	$75,761
Mahindra & Mahindra Ltd. (GDR)	9,087	186,283
Oriental Holdings Bhd	3,900	7,568
Sanyang Motor Co., Ltd.*	14,000	12,284
Ssangyong Motor Co.*	2,570	21,644
TAN Chong Motor Holdings Bhd	101,500	93,443
Tata Motors Ltd.	9,119	86,155
Tata Motors Ltd. (ADR)	3,442	169,759
Tata Motors Ltd., Class A	14,460	84,972
Tofas Turk Otomobil Fabrikasi A/S	5,005	33,549
TVS Motor Co., Ltd.	6,454	32,116
UMW Holdings Bhd	17,700	53,178
Yulon Motor Co., Ltd.	27,000	39,583
Yulon Nissan Motor Co., Ltd.	2,000	18,722

		4,399,903
Banks - 14.3%
Affin Holdings Bhd	15,210	12,032
Agricultural Bank of China Ltd., Class H	848,000	415,614
Akbank TAS	38,442	141,213
Akbank TAS (ADR)	18,738	136,225
Albaraka Turk Katilim Bankasi A/S	106,600	75,607
Alior Bank S.A.*	1,395	32,294
Allahabad Bank*	36,024	67,470
Alliance Financial Group Bhd	36,900	48,617
AMMB Holdings Bhd	75,200	130,170
Andhra Bank*	29,311	43,113
Attijariwafa Bank	3,301	125,923
Banco Bradesco S.A.	24,900	310,763
Banco Bradesco S.A. (Preference)	82,616	1,038,163
Banco de Bogota S.A.	1,029	26,240
Banco de Chile	950,478	104,871
Banco de Credito e Inversiones	1,041	43,621
Banco do Brasil S.A.	33,000	253,997

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
Banco do Estado do Rio Grande do Sul S.A. (Preference), Class B	58,000	$263,617
Banco Santander Brasil S.A.	18,400	85,344
Banco Santander Chile	2,176,418	103,431
Bancolombia S.A.	9,868	111,238
Bancolombia S.A. (Preference)	15,227	180,524
Bangkok Bank PCL (NVDR)	21,300	123,973
Bank Bukopin Tbk PT	1,232,000	74,888
Bank Central Asia Tbk PT	485,800	512,933
Bank Danamon Indonesia Tbk PT	128,400	44,599
Bank Handlowy w Warszawie S.A.	1,046	30,515
Bank Mandiri Persero Tbk PT	370,000	321,295
Bank Millennium S.A.	14,808	29,891
Bank Negara Indonesia Persero Tbk PT	284,300	140,270
Bank of Ayudhya PCL (NVDR)	70,000	145,967
Bank of China Ltd., Class H	3,144,000	1,759,879
Bank of Chongqing Co., Ltd., Class H	147,077	120,077
Bank of Communications Co., Ltd., Class H	340,000	285,915
Bank of India*	4,806	20,660
Bank of the Philippine Islands	27,208	61,089
Bank Otkritie Financial Corp. PJSC*	9,584	201,288
Bank Pan Indonesia Tbk PT*	119,500	10,000
Bank Pekao S.A.	4,949	238,674
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	845,300	55,052
Bank Rakyat Indonesia Persero Tbk PT	436,000	401,839
Bank Tabungan Negara Persero Tbk PT	1,362,600	107,029
Bank Zachodni WBK S.A.	1,199	111,479

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
Banque Centrale Populaire	3,053	$73,187
Banregio Grupo Financiero SAB de CV*	18,200	94,264
Barclays Africa Group Ltd.	14,323	244,948
BBVA Banco Continental S.A.	14,986	20,125
BDO Unibank, Inc.	53,290	138,383
BIMB Holdings Bhd	20,880	23,654
BMCE Bank	376	8,620
BOC Hong Kong Holdings Ltd.	146,000	513,133
BS Financial Group, Inc.	8,759	110,929
Canara Bank	3,605	25,794
Capitec Bank Holdings Ltd.	1,287	42,380
Central Bank of India*	12,441	21,061
Chang Hwa Commercial Bank Ltd.	187,583	106,251
China Banking Corp.	61,341	65,385
China CITIC Bank Corp. Ltd., Class H	337,000	249,924
China Construction Bank Corp., Class H	2,855,300	2,294,301
China Development Financial Holding Corp.	493,000	162,699
China Everbright Bank Co., Ltd., Class H	206,000	109,996
China Merchants Bank Co., Ltd., Class H	184,399	412,875
China Minsheng Banking Corp. Ltd., Class H	242,100	295,078
Chongqing Rural Commercial Bank Co., Ltd., Class H	776,000	476,408
CIMB Group Holdings Bhd	201,511	305,488
City Union Bank Ltd.	32,330	48,729
Commercial International Bank Egypt SAE	35,389	257,373
Corp. Bank	34,080	38,133
Corpbanca S.A.	5,872,737	65,038
Credicorp Ltd.	2,600	374,712
Credit Agricole Egypt SAE	6,376	15,961

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
CTBC Financial Holding Co., Ltd.	537,775	$343,005
DGB Financial Group, Inc.	5,977	57,934
E.Sun Financial Holding Co., Ltd.	216,444	133,245
EnTie Commercial Bank Co., Ltd.	8,000	3,744
Far Eastern International Bank	23,024	7,708
Federal Bank Ltd.	23,970	54,899
First Financial Holding Co., Ltd.	296,296	173,470
Getin Holding S.A.*	107,475	56,770
Getin Noble Bank S.A.*	68,856	36,928
Grupo Aval Acciones y Valores (Preference)	35,132	18,532
Grupo Elektra SAB de CV*	1,780	67,082
Grupo Financiero Banorte SAB de CV, Class O	94,200	478,581
Grupo Financiero Inbursa SAB de CV, Class O	93,600	241,611
Grupo Financiero Santander Mexico SAB de CV, Class B	71,200	150,931
Hana Financial Group, Inc.	11,161	329,645
Harbin Bank Co., Ltd., Class H(a)	953,000	356,452
Hong Leong Bank Bhd	17,800	68,786
Hong Leong Financial Group Bhd	12,700	59,229
Hua Nan Financial Holdings Co., Ltd.	228,955	127,506
Huishang Bank Corp., Ltd., Class H	46,000	20,053
ICICI Bank Ltd.	35,085	204,330
ICICI Bank Ltd. (ADR)	4,390	52,724
IDBI Bank Ltd.	16,095	18,399
Indian Bank	20,237	60,693
Industrial & Commercial Bank of China Ltd., Class H	2,935,100	2,112,359
Industrial Bank of Korea	8,877	105,118
ING Bank Slaski S.A.	989	35,969

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
Intercorp Financial Services, Inc.	845	$25,096
Itau Unibanco Holding S.A.	12,100	135,732
Itau Unibanco Holding S.A. (Preference)	109,680	1,344,338
Itausa - Investimentos Itau S.A.	15,368	54,276
Itausa - Investimentos Itau S.A. (Preference)	124,945	425,452
The Jammu & Kashmir Bank Ltd.	70,170	172,720
JB Financial Group Co., Ltd.	22,225	118,482
The Karur Vysya Bank Ltd.	13,817	132,849
Kasikornbank PCL (NVDR)	46,200	313,364
KB Financial Group, Inc.*	16,038	539,684
Kiatnakin Bank PCL (NVDR)	115,200	142,548
King’s Town Bank Co., Ltd.	26,000	27,639
Komercni banka A/S	632	128,814
Kotak Mahindra Bank Ltd.	12,282	262,198
Krung Thai Bank PCL (NVDR)	144,400	100,149
Kwangju Bank*	8,338	68,086
LH Financial Group PCL (NVDR)	281,080	17,004
Malayan Banking Bhd	181,573	436,416
mBank S.A.	582	73,562
Mega Financial Holding Co., Ltd.	381,002	292,581
Metropolitan Bank & Trust Co.	2,160	4,669
Nedbank Group Ltd.	9,266	204,328
Oriental Bank of Commerce	15,507	66,512
OTP Bank PLC	8,337	110,459
Philippine National Bank*	10,223	19,522
Powszechna Kasa Oszczednosci Bank Polski S.A.	34,598	320,190
Public Bank Bhd	103,400	517,000

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
RHB Capital Bhd	18,510	$41,632
Rizal Commercial Banking Corp.	47,280	51,148
Sberbank of Russia	443,017	387,423
Sberbank of Russia (Preference)*	41,968	26,162
Sekerbank TAS*	118,424	91,762
Shinhan Financial Group Co., Ltd.	16,672	686,028
The Siam Commercial Bank PCL (NVDR)	60,700	332,895
SinoPac Financial Holdings Co., Ltd.	314,767	128,350
Sociedad Matriz Banco de Chile, Class B	210,189	58,270
Standard Bank Group Ltd.	45,227	601,238
State Bank of India	44,500	221,979
State Bank of India (GDR)	1,914	95,126
Syndicate Bank	38,603	73,018
Ta Chong Bank Ltd.*	70,162	23,600
Taichung Commercial Bank Co., Ltd.	32,925	10,866
Taishin Financial Holding Co., Ltd.	326,945	134,353
Taiwan Business Bank*	46,467	13,521
Taiwan Cooperative Financial Holding Co., Ltd.	207,303	107,225
Thanachart Capital PCL (NVDR)	28,100	28,546
Tisco Financial Group PCL (NVDR)	28,820	40,945
TMB Bank PCL (NVDR)	608,000	57,586
Turkiye Garanti Bankasi A/S	40,505	171,874
Turkiye Garanti Bankasi A/S (ADR)	52,477	221,978
Turkiye Halk Bankasi A/S	25,455	164,889
Turkiye Is Bankasi, Class C	59,890	175,067
Turkiye Sinai Kalkinma Bankasi A/S	12,762	10,674
Turkiye Vakiflar Bankasi Tao, Class D	30,940	72,557

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
UCO Bank	15,547	$18,902
Union Bank of India	5,963	20,137
Union Bank of Taiwan*	27,695	9,228
Union Bank of the Philippines	82,471	134,294
Vijaya Bank	86,000	69,011
VTB Bank OJSC*	141,429,052	138,600
VTB Bank OJSC (GDR)	32,047	61,819
Yapi ve Kredi Bankasi A/S	29,834	62,257

		31,114,561
Beverages - 1.4%
Ambev S.A.	182,409	1,198,074
Anadolu Efes Biracilik ve Malt Sanayii A/S*	7,183	63,315
Arca Continental SAB de CV*	13,600	80,476
Carlsberg Brewery Malaysia Bhd, Class B	4,600	14,936
Cia Cervecerias Unidas S.A.	3,548	32,491
Coca-Cola Femsa SAB de CV	17,739	143,909
Coca-Cola Icecek A/S	2,912	58,977
Distell Group Ltd.	563	6,946
Embotelladora Andina S.A. (Preference), Class B	1,848	5,208
Emperador, Inc.	80,700	18,302
Fomento Economico Mexicano SAB de CV*	77,712	649,754
Fraser & Neave Holdings Bhd	6,300	32,160
Guinness Anchor Bhd	3,500	11,654
Hey Song Corp.	19,500	23,576
Hite Jinro Co., Ltd.*	590	12,543
Lotte Chilsung Beverage Co., Ltd.*	44	67,030
LT Group, Inc.	162,500	50,195
Muhak Co., Ltd.*	752	25,468
Organizacion Cultiba SAB de CV	22,700	27,274
Tibet 5100 Water Resources Holdings Ltd.	131,000	43,929
Tsingtao Brewery Co., Ltd., Class H	14,000	93,985

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Beverages - (continued)
United Breweries Ltd.	2,435	$38,334
United Spirits Ltd.*	1,549	86,319
Vina Concha y Toro S.A.	60,860	110,011
Yantai Changyu Pioneer Wine Co., Ltd., Class B	20,571	67,364

		2,962,230
Biotechnology - 0.2%
Biocon Ltd.	5,764	38,599
Cell Biotech Co., Ltd.*	1,000	53,676
China Biologic Products, Inc.*	400	27,256
Green Cross Corp.*	214	27,200
Medigen Biotechnology Corp.*	4,099	21,267
Naturalendo Tech Co., Ltd.*	704	33,475
PharmaEngine, Inc.*	2,065	17,528
Seegene, Inc.*	1,252	37,551
Taigen Biopharmaceuticals Holdings Ltd.*	16,000	18,963
Taiwan Liposome Co., Ltd.*	2,340	18,192
ViroMed Co., Ltd.*	1,391	66,777

		360,484
Building Products - 0.2%
Arwana Citramulia Tbk PT	403,500	31,853
China Lesso Group Holdings Ltd.	28,000	13,723
Dynasty Ceramic PCL (NVDR)	108,000	19,633
IS Dongseo Co., Ltd.*	630	33,758
KCC Corp.	179	90,188
LG Hausys Ltd.	278	45,630
Sung Kwang Bend Co., Ltd.*	5,978	72,429
Sunspring Metal Corp.	21,000	40,316
Taiwan Glass Industry Corp.	26,000	18,976
Trakya Cam Sanayii A/S	18,097	26,710
Xxentria Technology Materials Corp.	7,653	21,881

		415,097

	Shares	Value
Common Stocks - (continued)
Capital Markets - 0.9%
Administradora de Fondos de Pensiones Habitat S.A.	19,789	$27,098
Brait SE*	12,065	79,956
Capital Securities Corp.	29,000	9,478
CETIP S.A. - Mercados Organizados	6,304	80,908
China Bills Finance Corp.	71,000	25,572
China Cinda Asset Management Co., Ltd., Class H*	177,000	84,010
China Everbright Ltd.	36,000	78,005
China Galaxy Securities Co., Ltd., Class H	48,500	51,794
Citadel Capital SAE*	87,421	37,203
CITIC Securities Co., Ltd., Class H	44,000	141,590
Coronation Fund Managers Ltd.	8,546	76,048
Daewoo Securities Co., Ltd.*	9,354	86,389
Daishin Securities Co., Ltd.*	4,210	35,417
Daishin Securities Co., Ltd. (Preference)*	4,660	26,632
Egypt Kuwait Holding Co. SAE*	27,785	20,005
Egyptian Financial Group-Hermes Holding Co.*	31,116	72,563
Grupo Financiero Interacciones S.A. de CV, Class O	9,100	61,123
Guotai Junan International Holdings Ltd.	43,600	30,872
Haitong Securities Co., Ltd., Class H	44,400	96,664
HMC Investment Securities Co., Ltd.*	6,610	61,954
Hyundai Securities Co., Ltd.	6,570	45,118
Investec Ltd.	9,247	78,032
KIWOOM Securities Co., Ltd.*	188	10,057
Korea Investment Holdings Co., Ltd.*	2,025	96,287

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Capital Markets - (continued)
Macquarie Korea Infrastructure Fund	14,065	$94,530
Masterlink Securities Corp.	28,268	9,239
Meritz Securities Co., Ltd.*	9,230	32,452
Mirae Asset Securities Co., Ltd.*	788	33,413
NH Investment & Securities Co., Ltd.*	4,706	47,769
OSK Holdings Bhd	143,500	76,734
President Securities Corp.	43,000	22,037
Religare Enterprises Ltd.*	3,905	22,449
Samsung Securities Co., Ltd.*	1,948	84,789
Shinyoung Securities Co., Ltd.	860	44,195
Waterland Financial Holdings Co., Ltd.	57,656	15,313
Yuanta Financial Holding Co., Ltd.	332,625	160,436

		2,056,131
Chemicals - 2.8%
Aeci Ltd.	15,224	163,745
AK Holdings, Inc.	208	19,305
Alexandria Mineral Oils Co.	958	7,076
Alpek SAB de CV*	14,100	15,689
Asia Plastic Recycling Holding Ltd.	34,812	40,983
Asia Polymer Corp.	16,000	11,881
Asian Paints Ltd.	12,733	176,342
Batu Kawan Bhd	4,500	22,736
Bayer CropScience Ltd.	562	32,619
Berger Paints India Ltd.	9,474	35,022
Bloomage BioTechnology Corp. Ltd.	17,500	29,116
Braskem S.A. (Preference), Class A	13,200	61,225
Castrol India Ltd.	2,653	20,315
China BlueChemical Ltd., Class H	573,100	199,574
China Lumena New Materials Corp.*^	888,000	—

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
China Man-Made Fiber Corp.*	342,000	$124,261
China Petrochemical Development Corp.*	38,700	14,552
China Steel Chemical Corp.	5,000	24,275
China Synthetic Rubber Corp.	27,000	27,588
Ciech S.A.	3,128	41,897
Coromandel International Ltd.	4,734	22,159
Cydsa SAB de CV	32,200	60,215
Dongyue Group Ltd.	354,000	124,189
Eternal Materials Co., Ltd.	20,600	20,330
Everlight Chemical Industrial Corp.	46,562	39,154
Formosa Chemicals & Fibre Corp.	119,980	258,132
Formosa Plastics Corp.	157,440	382,191
Formosan Rubber Group, Inc.	22,000	22,549
Fufeng Group Ltd.	312,600	158,047
Godrej Industries Ltd.	3,377	16,944
Grand Pacific Petrochemical	272,000	149,752
Grupa Azoty S.A.	1,225	23,440
Gubre Fabrikalari TAS	34,735	79,463
Gujarat State Fertilisers & Chemicals Ltd.	35,000	56,709
Hansol Chemical Co., Ltd.	1,000	45,903
Hanwha Chemical Corp.*	3,940	44,314
Hanwha Corp.	1,676	41,992
Ho Tung Chemical Corp.*	240,177	81,930
Huabao International Holdings Ltd.	65,000	51,223
Huchems Fine Chemical Corp.*	1,440	34,894
Hyosung Corp.*	1,351	89,688
Indorama Ventures PCL (NVDR)	54,200	36,100
Kolon Industries, Inc.*	792	33,640
Korea Petrochemical Ind Co., Ltd.*	889	66,821

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
Kumho Petrochemical Co., Ltd.*	490	$40,191
LCY Chemical Corp.	167,000	87,969
LG Chem Ltd.	1,853	336,339
LG Chem Ltd. (Preference)	179	23,897
Lotte Chemical Corp.	639	101,962
Mexichem SAB de CV*	41,000	113,802
Namhae Chemical Corp.*	3,200	25,896
Nan Ya Plastics Corp.	182,010	366,752
Ocean Plastics Co., Ltd.*	22,000	23,875
OCI Co., Ltd.*	660	47,195
OCI Materials Co., Ltd.*	998	58,953
Omnia Holdings Ltd.	6,785	99,596
Oriental Union Chemical Corp.	18,000	16,450
Petkim Petrokimya Holding A/S	8,463	13,289
Petronas Chemicals Group Bhd	106,400	149,570
Phosagro OAO*	3,124	101,772
PhosAgro OAO (GDR)	8,397	91,947
PI Industries Ltd.	6,000	48,530
Pidilite Industries Ltd.	3,715	34,232
PTT Global Chemical PCL (NVDR)	72,800	125,671
Samsung Fine Chemicals Co., Ltd.	2,337	72,978
San Fang Chemical Industry Co., Ltd.	50,669	54,185
Scientex Bhd	32,500	59,392
Shinkong Synthetic Fibers Corp.	85,000	29,265
Sidi Kerir Petrochemicals Co.	5,418	10,843
Sinofert Holdings Ltd.*	321,700	58,918
Sinopec Shanghai Petrochemical Co., Ltd., Class H	372,000	107,953
SK Chemicals Co., Ltd.*	593	33,131
SKC Co., Ltd.*	952	26,333
Sociedad Quimica y Minera de Chile S.A., Class B	4,339	103,712

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
Solar Applied Materials Technology Co.	78,000	$65,343
Soulbrain Co., Ltd.*	3,006	100,328
Supreme Industries Ltd.	1,939	18,488
Swancor Ind Co., Ltd.	7,338	34,695
Synthos S.A.	18,496	21,434
Taekwang Industrial Co., Ltd.*	18	18,566
Taiwan Fertilizer Co., Ltd.	26,000	45,377
TSRC Corp.	18,900	22,520
Unid Co., Ltd.*	888	47,745
UPC Technology Corp.	231,000	86,130
UPL Ltd.	4,887	29,065
Uralkali PJSC*	33,585	83,431
Uralkali PJSC (GDR)	3,864	48,107
USI Corp.	16,000	9,063
Yingde Gases Group Co., Ltd.	32,000	21,627
Yung Chi Paint & Varnish Manufacturing Co., Ltd.	12,000	31,910

		6,156,407
Commercial Services & Supplies - 0.2%
China Everbright International Ltd.	100,000	148,065
Cleanaway Co., Ltd.*	1,000	4,887
Eastern Media International Corp.	116,000	39,018
KD Holding Corp.	3,000	15,612
KEPCO Plant Service & Engineering Co., Ltd.*	386	31,167
KRUK S.A.*	1,838	56,939
S-1 Corp.	596	43,599
Taiwan Secom Co., Ltd.	11,165	29,052
Taiwan Sogo Shin Kong SEC	24,240	29,614
YC Co., Ltd.	38,428	19,267

		417,220
Communications Equipment - 0.3%
Accton Technology Corp.	138,000	68,533
Advanced Ceramic X Corp.	4,000	19,420
Alpha Networks, Inc.	117,000	64,972

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Communications Equipment - (continued)
BYD Electronic International Co., Ltd.	43,000	$45,089
CyberTAN Technology, Inc.	26,000	19,801
D-Link Corp.	65,280	36,769
Gemtek Technology Corp.	63,000	46,480
Sercomm Corp.	10,000	21,483
Unizyx Holding Corp.	136,000	74,228
Wistron NeWeb Corp.	7,861	16,963
Zinwell Corp.	79,000	79,718
ZTE Corp., Class H	21,400	46,977

		540,433
Construction & Engineering - 1.8%
Aveng Ltd.*	130,163	199,313
BES Engineering Corp.	227,000	54,457
Budimex S.A.	1,240	51,764
CH Karnchang PCL (NVDR)	42,637	38,104
China Communications Construction Co., Ltd., Class H	178,000	193,994
China Machinery Engineering Corp., Class H	223,200	189,998
China Railway Construction Corp. Ltd., Class H	78,000	89,636
China Railway Group Ltd., Class H	158,000	115,953
China Singyes Solar Technologies Holdings Ltd.*	27,000	37,888
China State Construction International Holdings Ltd.	60,000	92,244
China WindPower Group Ltd.*	1,300,000	80,481
Chung Hsin Electric & Machinery Manufacturing Corp.	24,500	15,938
Continental Holdings Corp.	59,850	21,651
CTCI Corp.	18,000	28,559
Daelim Industrial Co., Ltd.*	1,278	64,274

	Shares	Value
Common Stocks - (continued)
Construction & Engineering - (continued)
Daewoo Engineering & Construction Co., Ltd.*	2,670	$16,553
Dialog Group Bhd	129,788	57,954
Engineers India Ltd.	7,896	27,601
Gamuda Bhd	81,000	113,195
GMR Infrastructure Ltd.	95,787	29,849
Grana y Montero SAA	47,566	96,515
GS Engineering & Construction Corp.*	2,060	47,186
Hyundai Development Co-Engineering & Construction	2,030	80,097
Hyundai Engineering & Construction Co., Ltd.	2,996	119,583
IJM Corp. Bhd	57,300	108,977
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV*	32,349	81,710
IRB Infrastructure Developers Ltd.	14,927	64,916
Italian-Thai Development PCL (NVDR)*	135,443	36,830
KEPCO Engineering & Construction Co., Inc.*	146	5,694
Kumho Industrial Co., Ltd.*	1,866	49,824
Kuo Toong International Co., Ltd.	19,000	30,447
Larsen & Toubro Ltd.	2,313	63,494
Larsen & Toubro Ltd. (GDR)	6,664	183,593
Malaysia Marine and Heavy Engineering Holdings Bhd	4,800	2,077
Malaysian Resources Corp. Bhd	153,100	56,969
Metallurgical Corp. of China Ltd., Class H	902,000	279,208
Murray & Roberts Holdings Ltd.	127,114	214,971
Pembangunan Perumahan Persero Tbk PT	221,700	68,518
Promotora y Operadora de Infraestructura SAB de CV*	9,400	105,922

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Construction & Engineering - (continued)
Rich Development Co., Ltd.	151,467	$64,166
Samsung Engineering Co., Ltd.*	784	27,242
Sinopec Engineering Group Co., Ltd., Class H	51,500	36,865
Sino-Thai Engineering & Construction PCL (NVDR)	41,571	33,341
Taeyoung Engineering & Construction Co., Ltd.*	7,920	35,269
Tekfen Holding A/S*	37,997	89,573
Toyo-Thai Corp. PCL (NVDR)	26,100	21,929
Voltas Ltd.	11,827	51,291
Waskita Karya Persero Tbk PT	257,500	34,862
WCT Holdings Bhd	95,551	42,139
Wijaya Karya Persero Tbk PT	122,000	36,068
Wilson Bayly Holmes-Ovcon Ltd.	12,554	130,063

		3,818,745
Construction Materials - 1.6%
ACC Ltd.	1,496	37,692
Akcansa Cimento A/S	3,896	27,633
Ambuja Cements Ltd.	27,252	109,452
Angang Steel Co., Ltd., Class H	49,000	165,264
Asia Cement China Holdings Corp.	154,000	78,655
Asia Cement Corp.	92,020	111,253
BBMG Corp., Class H	347,000	304,333
Cementos Argos S.A.	17,080	64,506
Cementos Argos S.A. (Preference)	5,307	18,736
Cemex Latam Holdings S.A.*	9,876	61,705
Cemex SAB de CV*	453,585	403,207
CHC Resources Corp.	6,000	13,594
Chia Hsin Cement Corp.	31,000	13,673
China National Building Material Co., Ltd., Class H	102,000	98,535
China Resources Cement Holdings Ltd.	60,170	35,854

	Shares	Value
Common Stocks - (continued)
Construction Materials - (continued)
China Shanshui Cement Group Ltd.	541,000	$237,937
Cimsa Cimento Sanayi ve Ticaret A/S	3,966	28,129
CSG Holding Co., Ltd., Class B	258,700	188,185
Goldsun Development & Construction Co., Ltd.*	84,000	28,654
Grupo Argos S.A.	13,974	106,239
Grupo Argos S.A. (Preference)	6,306	47,942
Hanil Cement Co., Ltd.*	160	24,214
Holcim Indonesia Tbk PT	21,500	3,335
Huaxin Cement Co., Ltd., Class B	85,302	103,301
Indocement Tunggal Prakarsa Tbk PT	54,100	98,228
Konya Cimento Sanayii A/S	54	7,140
Lafarge Malaysia Bhd	9,800	26,769
Nuh Cimento Sanayi A/S	12,646	55,994
PPC Ltd.	19,288	35,488
The Ramco Cements Ltd.	4,924	28,907
Semen Indonesia Persero Tbk PT	112,500	129,440
Shree Cement Ltd.	241	42,685
The Siam Cement PCL (NVDR)	12,000	181,852
Siam City Cement PCL (NVDR)	3,700	48,384
Southeast Cement Co., Ltd.	46,000	24,231
Ssangyong Cement Industrial Co., Ltd.*	6,601	90,842
Taiwan Cement Corp.	133,000	179,790
TCC International Holdings Ltd.	18,100	6,583
TPI Polene PCL (NVDR)	377,200	27,890
Ultratech Cement Ltd.	1,101	55,825
Union Andina de Cementos SAA	72,058	62,628
Universal Cement Corp.	24,480	20,974

		3,435,678

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Consumer Finance - 0.3%
AEON Credit Service M Bhd	2,300	$7,924
AEON Thana Sinsap Thailand PCL (NVDR)	26,500	89,062
Bajaj Finance Ltd.	679	44,407
Compartamos SAB de CV*	50,368	95,266
Credit China Holdings Ltd.	196,000	42,975
KB Capital Co., Ltd.	3,052	57,630
Mahindra & Mahindra Financial Services Ltd.	9,206	37,940
Muthoot Finance Ltd.	21,567	73,527
Samsung Card Co., Ltd.	1,569	54,806
Shriram Transport Finance Co., Ltd.	4,426	81,635
SKS Microfinance Ltd.*	11,591	81,596
Srisawad Power 1979 PCL (NVDR)*	52,000	51,634
Taiwan Acceptance Corp.	11,000	26,319

		744,721
Containers & Packaging - 0.4%
Cheng Loong Corp.	275,000	111,698
CPMC Holdings Ltd.	149,000	79,560
Great China Metal Industry	73,000	71,579
Greatview Aseptic Packaging Co., Ltd.	143,000	65,475
Klabin S.A.	17,600	89,764
Klabin S.A. (Preference)	75,900	76,630
Lock & Lock Co., Ltd.*	1,890	17,974
Nampak Ltd.	24,426	89,484
Sansung Life & Science Co., Ltd.*	1,054	31,660
Taiwan Hon Chuan Enterprise Co., Ltd.	79,000	144,145
Vitro SAB de CV*	22,900	52,367

		830,336
Distributors - 0.2%
Dah Chong Hong Holdings Ltd.	238,000	139,669
Dogus Otomotiv Servis ve Ticaret A/S	16,516	94,458
Imperial Holdings Ltd.	6,875	121,872
Inter Cars S.A.	820	47,468

	Shares	Value
Common Stocks - (continued)
Distributors - (continued)
Test-Rite International Co., Ltd.	23,000	$15,217

		418,684
Diversified Consumer Services - 0.2%
Abril Educacao S.A.*	2,700	9,747
Daekyo Co., Ltd.	4,590	29,212
Estacio Participacoes S.A.	10,900	67,775
Fu Shou Yuan International Group Ltd.	51,000	22,167
Kroton Educacional S.A.	55,552	254,560
Lung Yen Life Service Corp.	5,000	13,359
MegaStudy Co., Ltd.	1,455	79,296
Ser Educacional S.A.	4,200	21,124

		497,240
Diversified Financial Services - 1.8%
African Bank Investments Ltd.*^	61,875	1,649
Alexander Forbes Group Holdings Ltd.*	79,088	64,598
Ayala Corp.	7,950	130,989
BM&FBovespa S.A.	73,700	249,858
Bolsa Mexicana de Valores SAB de CV	38,500	63,768
Bursa Malaysia Bhd	3,200	7,233
Chailease Holding Co., Ltd.	28,600	67,794
Corp. Financiera Colombiana S.A.	7,236	110,085
Corp. Financiera Colombiana S.A. (Bonus Issue)*	131	2,042
Far East Horizon Ltd.	73,000	62,329
FirstRand Ltd.	122,360	547,890
Fubon Financial Holding Co., Ltd.	257,000	410,208
Grupo BTG Pactual	10,000	98,353
Grupo de Inversiones Suramericana S.A.	10,791	156,815
Grupo de Inversiones Suramericana S.A. (Preference)	4,194	59,914
GT Capital Holdings, Inc.	2,600	71,349
Haci Omer Sabanci Holding A/S	33,767	143,283

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Diversified Financial Services - (continued)
Hankook Tire Worldwide Co., Ltd.	130	$2,996
IFCI Ltd.	163,299	99,137
Inversiones La Construccion S.A.	2,984	34,825
JSE Ltd.	8,898	93,578
L&T Finance Holdings Ltd.	12,753	14,177
Meritz Financial Group, Inc.*	2,333	20,757
Metro Pacific Investments Corp.	336,600	39,467
Moscow Exchange MICEX-RTS OAO	414,624	412,708
NICE Holdings Co., Ltd.*	4,780	74,961
Power Finance Corp. Ltd.	12,264	59,097
Premium Leisure Corp.*	941,000	40,122
PSG Group Ltd.	3,057	34,841
Reliance Capital Ltd.	5,803	45,545
Remgro Ltd.	18,262	425,109
RMB Holdings Ltd.	27,015	153,924
Rural Electrification Corp. Ltd.	13,258	71,304
Warsaw Stock Exchange	3,751	46,804

		3,917,509
Diversified Telecommunication Services - 1.5%
Alibaba Health Information Technology Ltd.*	100,000	66,036
APT Satellite Holdings Ltd.	30,500	41,619
Asia Pacific Telecom Co., Ltd.	67,899	32,534
Asia Satellite Telecommunications Holdings Ltd.	4,000	13,929
China Communications Services Corp. Ltd., Class H	772,000	348,495
China Telecom Corp. Ltd., Class H	544,000	322,751
China Unicom Hong Kong Ltd.	224,000	338,599
Chunghwa Telecom Co., Ltd.	144,000	436,384

	Shares	Value
Common Stocks - (continued)
Diversified Telecommunication Services - (continued)
CITIC Telecom International Holdings Ltd.	20,625	$6,411
Jasmine International PCL (NVDR)	133,100	33,753
KT Corp.*	2,684	73,506
LG Uplus Corp.	9,317	103,087
Maroc Telecom	5,994	79,310
Netia S.A.	35,576	57,334
O2 Czech Republic A/S	8,677	76,707
Oi S.A.*	4,310	8,671
Oi S.A. (Preference)*	9,110	16,936
Orange Polska S.A.	30,455	73,458
Rostelecom OJSC	26,056	32,090
Rostelecom OJSC (ADR)	933	6,578
Rostelecom OJSC (Preference)*	29,982	23,871
SK Broadband Co., Ltd.*	2,669	10,360
Tata Communications Ltd.	5,003	33,159
Telecom Egypt Co.	12,996	20,906
Telefonica Brasil S.A.	500	7,637
Telefonica Brasil S.A. (Preference)	11,800	218,926
Telekom Malaysia Bhd	42,688	82,246
Telekomunikasi Indonesia Persero Tbk PT	1,827,500	408,275
Telkom S.A. SOC Ltd.*	10,533	63,120
Thaicom PCL (NVDR)	21,800	25,976
TIME dotCom Bhd*	39,486	58,772
True Corp. PCL (NVDR)*	347,216	144,276
Turk Telekomunikasyon A/S	16,390	49,322
XL Axiata Tbk PT	87,000	32,966

		3,348,000
Electric Utilities - 1.7%
Centrais Eletricas Brasileiras S.A.	8,800	16,818
Centrais Eletricas Brasileiras S.A. (Preference), Class B	7,400	16,927

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electric Utilities - (continued)
CESC Ltd.	3,856	$45,530
CEZ A/S	6,020	141,067
Cia de Transmissao de Energia Eletrica Paulista (Preference)	4,339	63,415
Cia Energetica de Minas Gerais	1,577	7,344
Cia Energetica de Minas Gerais (Preference)	33,571	148,957
Cia Energetica do Ceara (Preference), Class A	4,459	59,471
Cia Paranaense de Energia	200	1,624
Cia Paranaense de Energia (Preference)	4,500	52,306
CPFL Energia S.A.	8,400	52,700
E.CL S.A.	50,932	79,588
EDP - Energias do Brasil S.A.	74,690	240,971
Enea S.A.	11,420	50,597
Energa S.A.	10,669	60,381
Enersis S.A.	801,862	248,438
Equatorial Energia S.A.	16,829	156,741
First Philippine Holdings Corp.	55,880	125,338
Inter Rao UES JSC*^	2,690,680	33,238
Interconexion Electrica S.A. ESP	46,544	143,301
Isagen S.A. ESP	81,730	96,794
Korea Electric Power Corp.	10,412	411,301
Light S.A.	22,800	120,277
Luz del Sur SAA	7,464	28,071
Manila Electric Co.	13,100	81,524
PGE Polska Grupa Energetyczna S.A.	30,538	160,072
Reliance Infrastructure Ltd.	4,824	39,587
RusHydro JSC*	34,537,358	257,890
RusHydro JSC (ADR)	8,452	6,390
Tata Power Co., Ltd.	39,352	57,502
Tauron Polska Energia S.A.	53,289	71,806
Tenaga Nasional Bhd	110,600	442,034
Torrent Power Ltd.	14,274	39,583

	Shares	Value
Common Stocks - (continued)
Electric Utilities - (continued)
Transmissora Alianca de Energia Eletrica S.A.	11,000	$80,404
Zespol Elektrowni Patnow Adamow Konin S.A.	8,319	61,878

		3,699,865
Electrical Equipment - 0.8%
ABB India Ltd.	1,456	30,183
AcBel Polytech, Inc.	31,000	35,758
Alstom T&D India Ltd.	2,883	22,129
Amara Raja Batteries Ltd.	2,733	37,969
Bharat Heavy Electricals Ltd.	23,410	110,275
Bizlink Holding, Inc.	8,599	28,787
Boer Power Holdings Ltd.	28,000	30,624
China High Speed Transmission Equipment Group Co., Ltd.*	104,000	73,640
Crompton Greaves Ltd.	12,473	38,173
Dongfang Electric Corp. Ltd., Class H	113,800	249,812
Doosan Heavy Industries & Construction Co., Ltd.*	2,034	43,336
ElSwedy Electric Co.*	3,080	20,590
Havells India Ltd.	11,245	46,925
Iljin Holdings Co., Ltd.*	8,000	48,939
Jiangnan Group Ltd.	260,000	47,618
Korea Electric Terminal Co., Ltd.	1,809	107,025
LS Corp.	968	42,620
LS Industrial Systems Co., Ltd.*	1,013	56,134
Shanghai Electric Group Co., Ltd., Class H	104,000	63,849
Shihlin Electric & Engineering Corp.	26,000	32,754
Suzlon Energy Ltd.*	368,804	96,466
Tech Pro Technology Development Ltd.*	119,600	90,240
Teco Electric and Machinery Co., Ltd.	83,000	77,960
Voltronic Power Technology Corp.	1,200	10,852
Walsin Lihwa Corp.*	76,000	23,514

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electrical Equipment - (continued)
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	52,000	$83,298
Zhuzhou CSR Times Electric Co., Ltd., Class H	21,000	117,549

		1,667,019
Electronic Equipment, Instruments & Components - 3.4%
AAC Technologies Holdings, Inc.	32,000	205,124
Asia Optical Co., Inc.*	32,000	43,512
AU Optronics Corp.	353,000	193,787
BenQ Materials Corp.	55,000	56,896
Career Technology MFG. Co., Ltd.	102,000	108,915
Cheng Uei Precision Industry Co., Ltd.	11,000	19,547
Chimei Materials Technology Corp.	4,950	5,050
Chin-Poon Industrial Co., Ltd.	12,000	20,410
Chroma ATE, Inc.	13,000	32,548
Compeq Manufacturing Co., Ltd.	76,000	43,772
Coretronic Corp.*	18,000	25,475
Daeduck Electronics Co.*	13,257	112,738
DataTec Ltd.	60,452	305,093
Delta Electronics Thailand PCL (NVDR)	21,000	47,640
Delta Electronics, Inc.	71,000	435,956
Digital China Holdings Ltd.	253,000	238,859
Dynapack International Technology Corp.	12,000	27,417
E Ink Holdings, Inc.*	19,000	8,622
Elite Material Co., Ltd.	83,000	112,331
Eson Precision Ind Co., Ltd.	13,650	17,824
Firich Enterprises Co., Ltd.	5,716	19,680
FLEXium Interconnect, Inc.	68,163	163,089
Flytech Technology Co., Ltd.	8,799	31,551
Genius Electronic Optical Co., Ltd.*	9,178	32,036

	Shares	Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - (continued)
GeoVision, Inc.	5,500	$20,420
Hana Microelectronics PCL (NVDR)	62,900	77,352
HannStar Display Corp.	105,925	26,251
HannsTouch Solution, Inc.*	69,000	16,487
Hollysys Automation Technologies Ltd.*	1,700	42,823
Holy Stone Enterprise Co., Ltd.	59,200	80,215
Hon Hai Precision Industry Co., Ltd.	488,380	1,343,632
Ichia Technologies, Inc.	33,000	35,133
Innolux Corp.	289,489	141,467
ITEQ Corp.	90,000	74,825
Jentech Precision Industrial Co., Ltd.	7,000	16,882
Ju Teng International Holdings Ltd.	240,000	126,294
KCE Electronics PCL (NVDR)	22,300	32,193
KH Vatec Co., Ltd.	3,595	133,465
Kingboard Chemical Holdings Ltd.	27,900	45,268
Kingboard Laminates Holdings Ltd.	321,000	136,211
Largan Precision Co., Ltd.	4,000	335,094
LG Display Co., Ltd.	9,280	305,911
LG Innotek Co., Ltd.	507	45,387
Lotes Co., Ltd.	7,000	30,876
Lumax International Corp. Ltd.	4,000	8,149
Merry Electronics Co., Ltd.	6,300	21,091
MIN AIK Technology Co., Ltd.	6,000	28,369
Nan Ya Printed Circuit Board Corp.*	3,000	4,246
Pan-International Industrial Corp.	39,396	23,377
Partron Co., Ltd.	11,823	134,598
PAX Global Technology Ltd.*	75,000	70,324
Posiflex Technologies, Inc.	6,030	27,937
Redington India Ltd.	25,145	49,429

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - (continued)
Samart Corp. PCL (NVDR)	49,200	$61,256
Samsung Electro-Mechanics Co., Ltd.	2,380	145,812
Samsung SDI Co., Ltd.	2,287	269,772
SFA Engineering Corp.*	909	38,360
Simplo Technology Co., Ltd.	13,000	64,353
Sinbon Electronics Co., Ltd.	59,000	84,624
Sunny Optical Technology Group Co., Ltd.	33,000	50,479
Suprema, Inc.*	2,000	49,287
Synnex Technology International Corp.	50,000	72,191
Taiflex Scientific Co., Ltd.	56,000	80,055
Taiwan PCB Techvest Co., Ltd.	90,662	146,436
Test Research, Inc.	20,280	32,949
Tong Hsing Electronic Industries Ltd.	4,000	14,597
Tongda Group Holdings Ltd.	330,000	43,839
TPK Holding Co., Ltd.	10,000	65,210
Tripod Technology Corp.	18,000	39,126
TXC Corp.	88,000	107,649
Unimicron Technology Corp.	45,000	31,272
Vivotek, Inc.	4,138	13,026
Wah Lee Industrial Corp.	64,000	109,667
Wasion Group Holdings Ltd.	73,100	68,071
Wintek Corp.*^	64,000	3,716
WPG Holdings Ltd.	43,000	53,625
WT Microelectronics Co., Ltd.	26,900	39,436
Yageo Corp.	30,256	54,629
Zhen Ding Technology Holding Ltd.	3,150	8,926

		7,489,941
Energy Equipment & Services - 0.2%
Bumi Armada Bhd	70,200	23,219

	Shares	Value
Common Stocks - (continued)
Energy Equipment & Services - (continued)
China Oilfield Services Ltd., Class H	72,000	$118,493
Dayang Enterprise Holdings Bhd	26,400	19,793
Honghua Group Ltd.	301,000	36,881
Perisai Petroleum Teknologi Bhd*	109,700	14,363
SapuraKencana Petroleum Bhd	150,000	110,391
Scomi Energy Services Bhd*	42,000	6,599
UMW Oil & Gas Corp. Bhd	35,300	26,271
Wah Seong Corp. Bhd	27,629	9,900

		365,910
Food & Staples Retailing - 1.5%
Almacenes Exito S.A.	7,064	72,496
Big C Supercenter PCL (NVDR)	11,200	82,469
BIM Birlesik Magazalar A/S	8,982	182,280
Cencosud S.A.	46,303	113,432
China Resources Enterprise Ltd.	48,000	105,245
Cia Brasileira de Distribuicao (Preference)	6,102	202,551
Clicks Group Ltd.	10,495	81,498
Controladora Comercial Mexicana SAB de CV	48,700	148,120
Cosco Capital, Inc.	166,100	33,828
CP ALL PCL (NVDR)	177,320	224,833
Dongsuh Co., Inc.	1,121	23,781
E-Mart Co., Ltd.	832	158,244
Eurocash S.A.	2,904	28,816
Grupo Comercial Chedraui S.A. de CV*	9,800	27,188
GS Retail Co., Ltd.*	360	8,592
Hyundai Greenfood Co., Ltd.*	930	14,712
Magnit OJSC*	2,005	301,926
Massmart Holdings Ltd.	2,232	31,963
Matahari Putra Prima Tbk PT	95,800	28,738
Migros Ticaret A/S*	852	8,017

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Food & Staples Retailing - (continued)
Organizacion Soriana SAB de CV, Class B	6,900	$16,101
Pick’n Pay Holdings Ltd.	32,123	66,422
Pick’n Pay Stores Ltd.	14,390	71,177
President Chain Store Corp.	23,000	177,353
Puregold Price Club, Inc.	47,000	44,769
Raia Drogasil S.A.	9,400	90,526
Robinsons Retail Holdings, Inc.	20,030	35,978
Shoprite Holdings Ltd.	18,184	289,074
The SPAR Group Ltd.	8,157	129,386
Sun Art Retail Group Ltd.	94,500	85,440
Taiwan TEA Corp.	72,000	40,440
Wal-Mart de Mexico SAB de CV	211,400	408,738

		3,334,133
Food Products - 3.0%
Alicorp SAA	20,193	45,856
Astra Agro Lestari Tbk PT	14,000	25,696
AVI Ltd.	11,978	87,381
Binggrae Co., Ltd.*	468	31,839
Biostime International Holdings Ltd.	6,500	17,689
BRF S.A.	26,600	637,996
Britannia Industries Ltd.	1,101	33,580
Charoen Pokphand Foods PCL (NVDR)	98,400	75,912
Charoen Pokphand Indonesia Tbk PT	332,000	103,656
China Agri-Industries Holdings Ltd.	59,705	24,180
China Foods Ltd.*	74,000	24,433
China Huishan Dairy Holdings Co., Ltd.	222,000	35,505
China Huiyuan Juice Group Ltd.*	100,500	32,794
China Mengniu Dairy Co., Ltd.	52,000	237,085
China Modern Dairy Holdings Ltd.*	66,000	21,366
China Yurun Food Group Ltd.*	132,000	50,904
CJ CheilJedang Corp.	358	115,230

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
Daesang Corp.*	945	$32,880
Dongwon F&B Co., Ltd.*	79	23,694
Dongwon Industries Co., Ltd.*	73	21,694
Dutch Lady Milk Industries Bhd	2,600	33,768
Felda Global Ventures Holdings Bhd	49,300	33,157
Genting Plantations Bhd	7,400	20,723
GFPT PCL (NVDR)	79,000	37,895
Great Wall Enterprise Co., Ltd.	33,800	29,978
Gruma SAB de CV, Class B	6,400	69,399
Grupo Bimbo SAB de CV*	70,700	180,091
Grupo Lala SAB de CV*	30,900	60,446
Grupo Nutresa S.A.	9,240	96,724
Hap Seng Plantations Holdings Bhd	22,200	15,604
Ichitan Group PCL (NVDR)	72,000	47,736
IJM Plantations Bhd	26,800	25,854
Illovo Sugar Ltd.	72,593	150,416
Indofood CBP Sukses Makmur Tbk PT	37,500	42,925
Indofood Sukses Makmur Tbk PT	202,000	120,395
Industrias Bachoco SAB de CV*	7,300	29,813
IOI Corp. Bhd	114,100	148,129
Japfa Comfeed Indonesia Tbk PT	146,000	10,258
JBS S.A.	28,700	122,319
Juhayna Food Industries*	19,333	26,847
Kaveri Seed Co., Ltd.	2,392	28,288
Keck Seng Malaysia Bhd	13,100	19,029
Kernel Holding S.A.*	16,597	139,777
Khon Kaen Sugar Industry PCL (NVDR)	103,600	41,465
Kuala Lumpur Kepong Bhd	19,200	119,921
Kulim Malaysia Bhd	10,300	8,602

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
Lien Hwa Industrial Corp.	47,000	$30,872
Lotte Confectionery Co., Ltd.*	26	44,435
Lotte Food Co., Ltd.*	68	38,614
M Dias Branco S.A.	1,300	40,101
Maeil Dairy Industry Co., Ltd.*	546	16,076
Marfrig Global Foods S.A.*	28,600	53,275
Mayora Indah Tbk PT	19,417	37,171
Namchow Chemical Industrial Co., Ltd.	11,000	20,106
Nestle India Ltd.	1,015	116,570
Nestle Malaysia Bhd	2,200	43,357
Nippon Indosari Corpindo Tbk PT	135,000	14,654
NongShim Co., Ltd.	87	18,417
NongShim Holdings Co., Ltd.*	536	52,933
Oceana Group Ltd.	5,071	47,087
Orion Corp.	148	142,099
Ottogi Corp.*	59	30,698
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	325,700	47,309
Pioneer Foods Ltd.	6,970	90,782
PPB Group Bhd	19,700	79,061
QL Resources Bhd	38,100	36,756
RCL Foods Ltd.	21,615	32,987
Salim Ivomas Pratama Tbk PT	1,522,300	82,920
Samlip General Foods Co., Ltd.*	181	31,943
Samyang Holdings Corp.*	1,064	92,039
Sao Martinho S.A.	4,800	60,908
Sarawak Oil Palms Bhd	9,200	14,201
Shenguan Holdings Group Ltd.	414,000	115,336
Standard Foods Corp.	10,627	22,830
Tata Global Beverages Ltd.	18,149	46,504
Tenwow International Holdings Ltd.	213,000	62,087
Thai Union Frozen Products PCL (NVDR)	83,600	55,682

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
Thai Vegetable Oil PCL (NVDR)	136,470	$92,981
Tiga Pilar Sejahtera Food Tbk	204,600	34,726
Tiger Brands Ltd.	6,255	211,985
Tingyi Cayman Islands Holding Corp.	78,000	192,552
Tongaat Hulett Ltd.	4,353	59,881
TSH Resources Bhd	31,050	19,256
Ulker Biskuvi Sanayi A/S	4,632	36,841
Uni-President China Holdings Ltd.	64,000	55,305
Uni-President Enterprises Corp.	173,078	277,355
United Plantations Bhd	2,500	16,827
Universal Robina Corp.	37,970	178,255
Want Want China Holdings Ltd.	246,600	296,428
Wei Chuan Foods Corp.	14,000	11,506
YuanShengTai Dairy Farm Ltd.*	882,000	85,318

		6,525,955
Gas Utilities - 0.7%
Aygaz A/S	2,804	11,956
China Gas Holdings Ltd.	75,640	117,460
China Oil & Gas Group Ltd.	420,000	54,170
China Resources Gas Group Ltd.	32,000	78,170
China Tian Lun Gas Holdings Ltd.*	34,500	36,265
E1 Corp.*	746	43,180
Empresa de Energia de Bogota S.A. ESP	40,772	26,445
ENN Energy Holdings Ltd.	32,000	189,647
GAIL India Ltd.	13,346	91,150
Gas Malaysia Bhd	37,600	32,231
Great Taipei Gas Co., Ltd.	31,000	22,822
Gujarat Gas Co., Ltd.*	4,000	42,464
Gujarat State Petronet Ltd.	21,707	41,637
Indraprastha Gas Ltd.	4,015	30,118

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Gas Utilities - (continued)
Infraestructura Energetica Nova SAB de CV	6,400	$30,425
Korea District Heating Corp.*	801	39,698
Korea Gas Corp.	1,087	44,927
Kyungdong City Gas Co., Ltd.*	609	54,964
Perusahaan Gas Negara Persero Tbk PT	408,900	163,011
Petronas Gas Bhd	22,800	139,515
Samchully Co., Ltd.*	758	95,651
Towngas China Co., Ltd.	28,000	24,485
Zhongyu Gas Holdings Ltd.*	92,000	23,257

		1,433,648
Health Care Equipment & Supplies - 0.2%
Ginko International Co., Ltd.	1,000	9,885
Hartalega Holdings Bhd	4,700	9,833
InBody Co., Ltd.*	1,000	35,479
i-SENS, Inc.*	628	36,235
Kossan Rubber Industries	27,300	39,279
Lifetech Scientific Corp.*	128,000	24,764
Microlife Corp.	8,000	18,227
Microport Scientific Corp.*	37,000	16,034
Osstem Implant Co., Ltd.*	1,800	72,915
PW Medtech Group Ltd.*	62,000	27,108
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	64,000	50,270
St. Shine Optical Co., Ltd.	2,000	31,732
Suheung Co., Ltd.	550	24,845
Supermax Corp. Bhd	39,500	24,497
Top Glove Corp. Bhd	29,400	40,356

		461,459
Health Care Providers & Services - 0.8%
Apollo Hospitals Enterprise Ltd.	3,324	70,497
Bangkok Chain Hospital PCL (NVDR)	88,000	22,988

	Shares	Value
Common Stocks - (continued)
Health Care Providers & Services - (continued)
Bangkok Dusit Medical Services PCL (NVDR)	122,400	$69,558
Banmedica S.A.	24,483	42,535
Bumrungrad Hospital PCL (NVDR)	12,200	58,148
Chabiotech Co., Ltd.*	5,399	70,104
CHC Healthcare Group	13,000	25,906
China Pioneer Pharma Holdings Ltd.	46,000	34,174
Diagnosticos da America S.A.	7,800	33,272
Fortis Healthcare Ltd.*	9,651	17,764
IHH Healthcare Bhd	102,800	147,343
Jintian Pharmaceutical Group Ltd.	257,000	80,879
KPJ Healthcare Bhd	25,006	27,088
Life Healthcare Group Holdings Ltd.	36,977	138,294
Mediclinic International Ltd.	16,556	164,806
Medipost Co., Ltd.*	802	34,578
Netcare Ltd.	38,388	128,092
Odontoprev S.A.	28,200	108,526
Qualicorp S.A.*	8,094	80,060
Selcuk Ecza Deposu Ticaret ve Sanayi A/S	59,330	54,486
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	30,900	66,954
Siloam International Hospitals Tbk PT*	22,800	24,118
Sinopharm Group Co., Ltd., Class H	50,400	184,287

		1,684,457
Hotels, Restaurants & Leisure - 1.0%
Ajisen China Holdings Ltd.	63,000	36,565
Alsea SAB de CV*	52,600	140,941
The Ambassador Hotel	24,000	21,438
AmRest Holdings SE*	1,235	38,276
Berjaya Sports Toto Bhd	22,783	21,288
Bloomberry Resorts Corp.*	166,100	46,636
Central Plaza Hotel PCL	1,600	1,662
Central Plaza Hotel PCL (NVDR)	33,100	34,384

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
China LotSynergy Holdings Ltd.	880,000	$63,560
China Travel International Investment Hong Kong Ltd.	150,200	49,399
Famous Brands Ltd.	6,936	66,104
Formosa International Hotels Corp.	1,210	12,287
Genting Bhd	86,000	209,311
Genting Malaysia Bhd	115,600	129,365
Gourmet Master Co., Ltd.	2,000	10,948
Grand Korea Leisure Co., Ltd.	1,040	38,135
Haichang Holdings Ltd.(a)*	134,000	20,739
Hana Tour Service, Inc.	1,066	83,245
Indian Hotels Co., Ltd.*	40,334	78,799
Jollibee Foods Corp.	16,350	86,027
Jubilant Foodworks Ltd.*	3,345	75,074
Kangwon Land, Inc.*	3,960	117,323
Magnum Bhd	12,300	9,459
Melco Crown Philippines Resorts Corp.*	173,100	46,795
Minor International PCL (NVDR)	60,500	67,007
Orbis S.A.	1,808	20,801
Paradise Co., Ltd.	1,338	32,178
REXLot Holdings Ltd.	2,446,986	192,518
Shangri-La Hotels Malaysia Bhd	10,300	19,490
Sun International Ltd.	11,828	132,202
TA Enterprise Bhd	382,700	78,586
Tsogo Sun Holdings Ltd.	30,115	71,099
Wowprime Corp.*	1,133	10,247

		2,061,888
Household Durables - 1.1%
Ability Enterprise Co., Ltd.	149,000	88,653
Altek Corp.*	28,000	33,141
Amada Co., Ltd.	238,000	134,809
Arcelik A/S	8,719	55,764
Corp. GEO SAB de CV*^	93,100	62

	Shares	Value
Common Stocks - (continued)
Household Durables - (continued)
Coway Co., Ltd.	2,200	$176,628
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	82,952	334,070
Ez Tec Empreendimentos e Participacoes S.A.	17,435	107,174
Haier Electronics Group Co., Ltd.	44,000	118,607
Hanssem Co., Ltd.*	405	57,402
Hyundai Livart Furniture Co., Ltd.*	1,800	56,456
Kinpo Electronics, Inc.*	51,000	24,114
LG Electronics, Inc.	4,331	240,787
LG Electronics, Inc. (Preference)	690	18,424
LiHOM-CUCHEN Co., Ltd.*	3,349	36,748
MRV Engenharia e Participacoes S.A.	107,500	276,740
Oriental Weavers	51,705	95,098
Skyworth Digital Holdings Ltd.	53,872	30,433
Steinhoff International Holdings Ltd.	84,495	434,062
Taiwan Sanyo Electric Co .,Ltd.	5,950	5,721
Tatung Co., Ltd.*	36,000	10,099
Welling Holding Ltd.	360,000	66,861
Whirlpool of India Ltd.*	4,000	43,536
Zeng Hsing Industrial Co., Ltd.	4,000	20,118

		2,465,507
Household Products - 0.5%
Hindustan Unilever Ltd.	29,819	448,982
Kimberly-Clark de Mexico SAB de CV, Class A	59,600	115,833
LG Household & Health Care Ltd.	361	227,110
LG Household & Health Care Ltd. (Preference)	64	17,762
NVC Lighting Holding Ltd.^	170,000	38,590
Unilever Indonesia Tbk PT	58,900	166,575

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Household Products - (continued)
Vinda International Holdings Ltd.	2,000	$3,312

		1,018,164
Independent Power and Renewable Electricity Producers - 1.3%
Aboitiz Power Corp.	71,937	72,601
Adani Power Ltd.*	22,211	18,630
AES Gener S.A.	89,312	46,043
AES Tiete S.A.	18,332	93,156
AES Tiete S.A. (Preference)	31,740	195,818
Aksa Enerji Uretim A/S*	62,088	84,764
Beijing Jingneng Clean Energy Co., Ltd., Class H^	450,000	179,922
China Longyuan Power Group Corp. Ltd., Class H	104,000	112,406
China Power International Development Ltd.	86,000	48,916
China Power New Energy Development Co., Ltd.*	440,000	26,956
China Resources Power Holdings Co., Ltd.	72,000	203,370
Cia Energetica de Sao Paulo (Preference), Class B	9,100	79,873
Colbun S.A.	380,209	103,525
CPFL Energias Renovaveis S.A.*	7,600	32,702
Datang International Power Generation Co., Ltd., Class H	123,500	67,219
E.ON Russia JSC*	4,388,252	155,937
Edegel SAA	22,666	27,772
Electricity Generating PCL (NVDR)	7,900	39,343
Empresa Nacional de Electricidad S.A.	138,470	198,321
Energy Development Corp.	273,600	53,053
First Gen Corp.	84,039	59,275
Glow Energy PCL (NVDR)	19,000	52,971

	Shares	Value
Common Stocks - (continued)
Independent Power and Renewable Electricity Producers - (continued)
Huadian Fuxin Energy Corp. Ltd., Class H	188,000	$88,989
Huadian Power International Corp. Ltd., Class H	82,300	75,153
Huaneng Power International, Inc., Class H	122,000	173,086
Huaneng Renewables Corp. Ltd., Class H	384,000	138,180
Jaiprakash Power Ventures Ltd.*	249,660	48,574
JSW Energy Ltd.	24,223	47,343
NHPC Ltd.	43,444	13,503
NTPC Ltd.	49,126	113,941
Ratchaburi Electricity Generating Holding PCL (NVDR)	21,400	39,230
Reliance Power Ltd.*	14,713	15,465
SPCG PCL (NVDR)	43,600	37,632
Taiwan Cogeneration Corp.	53,000	41,541
Tractebel Energia S.A.	6,400	74,248

		2,859,458
Industrial Conglomerates - 1.9%
Aboitiz Equity Ventures, Inc.	81,670	104,836
Aditya Birla Nuvo Ltd.	952	27,630
Akfen Holding A/S	37,612	77,717
Alfa SAB de CV, Class A*	116,300	213,368
Alliance Global Group, Inc.	103,200	58,630
Antarchile S.A.	4,897	58,857
Beijing Enterprises Holdings Ltd.	22,000	168,405
Berjaya Corp. Bhd	777,700	86,816
Berli Jucker PCL	200	246
Berli Jucker PCL (NVDR)	13,300	16,356
The Bidvest Group Ltd.	11,772	326,987
Boustead Holdings Bhd	35,900	46,013
Cahya Mata Sarawak Bhd	15,700	18,175
CITIC Ltd.	224,000	384,825

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Industrial Conglomerates - (continued)
CJ Corp.*	488	$76,975
Daesang Holdings Co., Ltd.*	2,470	39,187
DMCI Holdings, Inc.	136,650	47,727
Dogan Sirketler Grubu Holding A/S*	84,971	25,779
Doosan Corp.	204	19,400
Enka Insaat ve Sanayi A/S	16,578	33,711
Far Eastern New Century Corp.	117,663	118,733
Grupo Carso SAB de CV	22,400	98,094
HAP Seng Consolidated Bhd	30,700	37,317
Harim Holdings Co., Ltd.*	7,498	34,247
Hong Leong Industries Bhd	36,000	43,660
Hosken Consolidated Investments Ltd.	15,020	196,160
Jaiprakash Associates Ltd.*	150,618	69,430
JG Summit Holdings, Inc.	103,490	153,734
KAP Industrial Holdings Ltd.	76,957	33,546
KOC Holding A/S	27,695	144,768
LG Corp.	3,962	224,257
MMC Corp. Bhd	19,700	13,141
Quinenco S.A.	5,791	11,890
Reunert Ltd.	17,100	92,153
Samsung Techwin Co., Ltd.*	886	18,593
San Miguel Corp.	19,620	33,884
Shanghai Industrial Holdings Ltd.	14,000	41,440
Siemens Ltd.	2,046	34,427
Sigdo Koppers S.A.	94,568	127,702
Sime Darby Bhd	125,983	326,417
SK Holdings Co., Ltd.	1,014	158,553
SM Investments Corp.	13,220	278,534
Tianjin Development Hldgs Ltd.	56,000	39,653
Turkiye Sise ve Cam Fabrikalari A/S	8,622	13,538

	Shares	Value
Common Stocks - (continued)
Industrial Conglomerates - (continued)
Yazicilar Holding A/S, Class A	823	$6,951

		4,182,462
Insurance - 3.2%
Anadolu Hayat Emeklilik A/S	9,693	21,578
Bajaj Finserv Ltd.	2,163	50,554
Bangkok Insurance PCL (NVDR)	980	10,929
Bangkok Life Assurance PCL (NVDR)	11,340	18,017
BB Seguridade Participacoes S.A.	28,000	306,684
Cathay Financial Holding Co., Ltd.	307,962	444,643
China Life Insurance Co., Ltd.	106,662	89,862
China Life Insurance Co., Ltd., Class H	290,000	1,144,538
China Pacific Insurance Group Co., Ltd., Class H	104,200	503,976
China Taiping Insurance Holdings Co., Ltd.*	45,090	139,573
Discovery Ltd.	10,347	102,572
Dongbu Insurance Co., Ltd.	1,823	88,683
Hanwha General Insurance Co., Ltd.*	4,748	18,170
Hanwha Life Insurance Co., Ltd.*	6,870	48,874
Hyundai Marine & Fire Insurance Co., Ltd.	2,660	63,484
Korean Reinsurance Co.	2,535	23,644
Liberty Holdings Ltd.	3,013	33,961
LIG Insurance Co., Ltd.	1,290	27,131
Long Bon International Co., Ltd.	122,000	90,396
LPI Capital Bhd	8,204	46,311
Max India Ltd.	7,260	55,627
Mercuries & Associates Holding Ltd.	118,520	77,099
Meritz Fire & Marine Insurance Co., Ltd.	1,700	18,965
MMI Holdings Ltd.	42,167	113,584
New China Life Insurance Co., Ltd., Class H^	30,137	173,553

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
Panin Financial Tbk PT*	4,464,000	$95,852
People’s Insurance Co. Group of China Ltd., Class H	220,300	107,687
PICC Property & Casualty Co., Ltd., Class H	131,634	258,061
Ping An Insurance Group Co. of China Ltd., Class H	81,000	862,930
Porto Seguro S.A.	3,700	37,356
Powszechny Zaklad Ubezpieczen S.A.	2,175	295,746
Qualitas Controladora SAB de CV*	20,900	41,512
Rand Merchant Insurance Holdings Ltd.	24,644	90,304
Samsung Fire & Marine Insurance Co., Ltd.	1,343	362,276
Samsung Fire & Marine Insurance Co., Ltd. (Preference)	84	13,365
Samsung Life Insurance Co., Ltd.	2,351	241,850
Sanlam Ltd.	72,449	437,460
Santam Ltd.	665	13,050
Shin Kong Financial Holding Co., Ltd.	294,615	82,270
Sul America S.A.	54,661	232,353
Tongyang Life Insurance*	230	2,313

		6,886,793
Internet & Catalog Retail - 0.1%
B2W Cia Digital*	5,926	50,336
CJ O Shopping Co., Ltd.*	100	20,282
GS Home Shopping, Inc.	85	16,384
Hyundai Home Shopping Network Corp.*	189	20,739
Interpark Corp.*	3,713	31,168
Interpark INT Corp.*	1,402	30,127

		169,036
Internet Software & Services - 2.2%
Ahnlab, Inc.*	620	25,625
Daou Technology, Inc.*	4,256	57,014

	Shares	Value
Common Stocks - (continued)
Internet Software & Services - (continued)
Daum Kakao Corp.*	1,936	$270,325
HC International, Inc.*	12,000	8,915
Info Edge India Ltd.	3,225	44,232
Just Dial Ltd.	1,636	41,084
NAVER Corp.	1,098	718,881
Pacific Online Ltd.	46,000	16,968
PChome Online, Inc.	4,333	48,811
SINA Corp.*	2,600	94,172
Sohu.com, Inc.*	1,200	67,368
Tencent Holdings Ltd.	200,024	3,405,388
Tian Ge Interactive Holdings Ltd.(a)*	112,000	50,992

		4,849,775
IT Services - 1.8%
AGTech Holdings Ltd.*	204,000	21,838
Chinasoft International Ltd.*	190,000	60,529
Cielo S.A.	28,680	427,390
CMC Ltd.	1,152	34,871
Datasonic Group Bhd	61,000	19,672
EOH Holdings Ltd.	8,647	89,533
HCL Technologies Ltd.	10,075	291,465
Hexaware Technologies Ltd.	9,883	36,007
Hi Sun Technology China Ltd.*	204,000	56,043
Infosys Ltd.	27,432	948,682
Infosys Ltd. (ADR)	8,432	287,363
Kginicis Co., Ltd.*	650	14,681
Mindtree Ltd.	2,484	52,985
Mphasis Ltd.	8,245	48,264
My EG Services Bhd	61,800	43,607
Persistent Systems Ltd.	1,947	53,047
Posco ICT Co., Ltd.*	4,391	22,083
SK C&C Co., Ltd.	761	163,529
SONDA S.A.	15,472	37,485
Systex Corp.	16,000	29,448
Tata Consultancy Services Ltd.	17,991	720,991
Tech Mahindra Ltd.	2,299	106,477
TravelSky Technology Ltd., Class H	91,000	96,242
Vakrangee Ltd.	20,282	42,080

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
IT Services - (continued)
Wipro Ltd.	24,579	$240,710

		3,945,022
Leisure Products - 0.1%
Giant Manufacturing Co., Ltd.	11,000	95,991
Johnson Health Tech Co., Ltd.	9,045	22,732
KMC Kuei Meng International, Inc.	2,000	8,250
Merida Industry Co., Ltd.	7,350	50,845
Topkey Corp.	2,192	8,312

		186,130
Life Sciences Tools & Services - 0.0%†
Divi’s Laboratories Ltd.	817	22,984

Machinery - 1.2%
AIA Engineering Ltd.	1,599	29,367
Airtac International Group	4,280	37,349
Ashok Leyland Ltd.*	61,007	64,716
China Conch Venture Holdings Ltd.	39,000	82,896
China International Marine Containers Group Co., Ltd., Class H	13,400	25,786
China Yuchai International Ltd.	4,500	82,395
CIMC Enric Holdings Ltd.	20,000	15,426
Coastal Contracts Bhd	19,900	16,071
CSBC Corp. Taiwan	55,000	28,884
CSR Corp. Ltd., Class H	66,000	80,272
Cummins India Ltd.	2,089	30,076
Daewoo Shipbuilding & Marine Engineering Co., Ltd.*	3,567	63,603
Doosan Engine Co., Ltd.*	1,060	7,609
Doosan Infracore Co., Ltd.*	4,930	45,982
Eicher Motors Ltd.	276	72,530
Famur S.A.	13,030	11,588
Haitian International Holdings Ltd.	30,000	58,272

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
Hanjin Heavy Industries & Construction Co., Ltd.*	14,677	$52,207
Hiwin Technologies Corp.	7,302	60,708
Hy-Lok Corp.*	601	15,168
Hyundai Elevator Co., Ltd.*	455	27,044
Hyundai Heavy Industries Co., Ltd.*	1,647	170,182
Hyundai Mipo Dockyard Co., Ltd.*	502	35,437
Hyundai Rotem Co., Ltd.*	540	8,246
Jain Irrigation Systems Ltd.	30,018	33,781
King Slide Works Co., Ltd.	3,000	43,791
Kinik Co.	10,000	20,118
Lonking Holdings Ltd.	641,000	121,531
Nak Sealing Technologies Corp.	6,000	19,039
Otokar Otomotiv ve Savunma Sanayi A/S	706	27,714
Rechi Precision Co., Ltd.	21,969	22,134
Samsung Heavy Industries Co., Ltd.	6,678	109,305
Sany Heavy Equipment International Holdings Co., Ltd.*	306,000	65,910
Shanghai Zhenhua Heavy Industries Co., Ltd., Class B*	93,800	49,714
Shin Zu Shing Co., Ltd.	52,000	116,496
Sinotruk Hong Kong Ltd.	11,000	6,044
SKF India Ltd.	1,144	27,548
Syncmold Enterprise Corp.	47,000	100,224
Thermax Ltd.	2,214	40,938
TK Corp.*	848	8,177
Turk Traktor ve Ziraat Makineleri A/S	564	18,729
United Tractors Tbk PT	66,000	93,262
WEG S.A.	10,860	129,469
Weichai Power Co., Ltd., Class H	25,000	99,312

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
Yungtay Engineering Co., Ltd.	11,000	$25,586
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	412,000	253,470

		2,554,106
Marine - 0.6%
China COSCO Holdings Co., Ltd., Class H*	309,693	153,781
China Shipping Container Lines Co., Ltd., Class H*	464,000	146,022
China Shipping Development Co., Ltd., Class H*	134,000	95,747
Chinese Maritime Transport Ltd.	8,000	8,555
Evergreen Marine Corp. Taiwan Ltd.*	23,000	16,349
Grindrod Ltd.	52,512	82,170
Hanjin Shipping Co., Ltd.*	7,003	38,102
Hyundai Merchant Marine Co., Ltd.*	2,575	24,135
Korea Line Corp.*	1,439	28,948
Malaysian Bulk Carriers Bhd	25,400	9,942
MISC Bhd	40,800	87,155
Pan Ocean Co., Ltd.*	18,000	42,465
Precious Shipping PCL (NVDR)	15,700	6,716
Shih Wei Navigation Co., Ltd.	78,484	45,327
Sincere Navigation Corp.	13,000	10,684
Sinotrans Shipping Ltd.*	77,500	17,592
Taiwan Navigation Co., Ltd.	26,000	17,285
Thoresen Thai Agencies PCL (NVDR)*	47,514	24,969
Trencor Ltd.	54,107	328,382
U-Ming Marine Transport Corp.	7,000	10,818
Wan Hai Lines Ltd.	13,000	13,716
Wisdom Marine Lines Co., Ltd.*	18,192	21,388

	Shares	Value
Common Stocks - (continued)
Marine - (continued)
Yang Ming Marine Transport Corp.*	41,000	$21,987

		1,252,235
Media - 2.0%
Astro Malaysia Holdings Bhd	66,600	53,603
BEC World PCL (NVDR)	50,000	78,674
Cheil Worldwide, Inc.*	3,550	64,112
CJ CGV Co., Ltd.*	643	35,866
CJ E&M Corp.*	570	19,858
CJ Hellovision Co., Ltd.*	10,647	88,303
Cyfrowy Polsat S.A.	10,613	68,130
Dish TV India Ltd.*	17,517	22,442
Global City Holdings N.V.*	2,153	24,515
Global Mediacom Tbk PT	276,500	40,490
Grupo Televisa SAB*	103,400	673,726
Hathway Cable & Datacom Ltd.*	53,880	55,502
Hyundai Hy Communications & Networks Co., Ltd.*	3,530	14,025
KT Skylife Co., Ltd.	520	7,703
Loen Entertainment, Inc.*	236	10,348
Major Cineplex Group PCL (NVDR)	20,200	16,664
Media Nusantara Citra Tbk PT	139,500	31,496
Media Prima Bhd	101,500	52,317
Megacable Holdings SAB de CV*	11,400	41,670
MNC Investama Tbk PT	3,535,400	78,425
MNC Sky Vision Tbk PT*	53,000	7,113
Multiplus S.A.	4,800	62,141
Naspers Ltd., Class N	15,564	2,271,975
Phoenix Satellite Television Holdings Ltd.	20,000	6,268
SBS Media Holdings Co., Ltd.*	15,440	63,322
SM Entertainment Co.*	1,662	55,623
Smiles S.A.	3,400	53,517

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Media - (continued)
Star Publications Malaysia Bhd	20,000	$14,057
Sun TV Network Ltd.	2,095	13,782
Surya Citra Media Tbk PT	172,049	46,382
TV18 Broadcast Ltd.*	39,466	22,334
TVN S.A.*	7,248	34,574
VGI Global Media PCL (NVDR)	16,848	6,434
Viva China Holdings Ltd.*	392,000	38,425
Wisdom Holdings Group	71,000	43,039
YG Entertainment, Inc.*	1,335	57,985
Zee Entertainment Enterprises Ltd.	22,098	134,422

		4,409,262
Metals & Mining - 3.9%
African Rainbow Minerals Ltd.	4,543	46,028
Alrosa AO	80,667	90,033
Aluminum Corp. of China Ltd., Class H*	144,000	66,119
Aneka Tambang Persero Tbk PT	417,800	35,126
Angang Steel Co., Ltd., Class H	120,000	89,458
Anglo American Platinum Ltd.*	1,911	58,656
AngloGold Ashanti Ltd.*	15,796	185,774
ArcelorMittal South Africa Ltd.*	24,451	52,240
Assore Ltd.	1,586	22,015
Bradespar S.A.	4,292	16,006
Bradespar S.A. (Preference)	69,445	300,371
Bumi Resources Minerals Tbk PT*	1,298,000	28,691
CAP S.A.	10,152	24,891
China Hongqiao Group Ltd.	12,500	7,916
China Metal Products	89,725	90,825
China Metal Recycling Holdings Ltd.*^	51,000	—
China Molybdenum Co., Ltd., Class H	152,400	96,315
China Steel Corp.	457,981	388,027

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
China Zhongwang Holdings Ltd.	26,800	$11,787
Chinalco Mining Corp. International*	128,000	16,179
Chun Yuan Steel	63,000	22,990
Chung Hung Steel Corp.*	90,000	20,705
Cia Siderurgica Nacional S.A.	28,100	43,550
Dongkuk Steel Mill Co., Ltd.*	17,132	87,728
Eregli Demir ve Celik Fabrikalari TAS	57,421	103,582
Ezz Steel*	5,211	10,449
Feng Hsin Iron & Steel Co.	26,000	31,929
Fosun International Ltd.	77,000	108,051
Gerdau S.A.	4,800	13,179
Gerdau S.A. (Preference)	35,182	119,405
Gloria Material Technology Corp.	39,900	28,235
Gold Fields Ltd.	31,242	175,295
Grupa Kety S.A.	1,119	82,931
Grupo Mexico SAB de CV	151,000	399,258
Grupo Simec SAB de CV*	8,200	23,051
Hanson International Tbk PT*	934,935	52,402
Harmony Gold Mining Co., Ltd.*	44,963	131,978
Hindalco Industries Ltd.	32,860	74,119
Hindustan Zinc Ltd.	6,592	18,626
Honbridge Holdings Ltd.*	164,000	29,190
Hunan Nonferrous Metal Corp. Ltd., Class H*	134,000	69,477
Hyundai Hysco Co., Ltd.*	304	21,405
Hyundai Steel Co.	2,736	164,871
Impala Platinum Holdings Ltd.*	21,112	137,498
Industrias CH SAB de CV*	18,700	76,658
Industrias Penoles SAB de CV	5,500	108,685

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Jastrzebska Spolka Weglowa S.A.*	1,645	$9,398
Jiangxi Copper Co., Ltd., Class H	45,000	73,478
Jindal Steel & Power Ltd.	17,708	45,360
JSW Steel Ltd.	4,295	67,783
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class A*	8,180	7,982
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D*	29,128	24,003
KGHM Polska Miedz S.A.	4,852	137,756
KISWIRE Ltd.*	1,913	71,108
Korea Zinc Co., Ltd.*	353	138,637
Koza Altin Isletmeleri A/S	14,453	114,657
Krakatau Steel Persero Tbk PT*	1,237,000	45,506
Kumba Iron Ore Ltd.	3,348	64,680
Magnitogorsk Iron & Steel Works OJSC*	206,987	38,657
Magnitogorsk Iron & Steel Works OJSC (GDR)	16,812	41,526
Metalurgica Gerdau S.A.	10,716	30,022
Metalurgica Gerdau S.A. (Preference)	83,408	305,765
Minera Frisco SAB de CV*	12,600	16,527
MMC Norilsk Nickel OJSC*	814	134,384
MMC Norilsk Nickel OJSC (ADR)	12,120	199,980
MMG Ltd.	88,000	25,197
MOIL Ltd.	9,107	43,054
Nickel Asia Corp.	50,532	31,229
NMDC Ltd.	36,222	82,755
North Mining Shares Co., Ltd.*	840,000	36,294
Northam Platinum Ltd.*	40,263	134,141
Novolipetsk Steel OJSC*	29,448	38,522
Poongsan Corp.*	6,434	133,846
POSCO	2,605	601,465

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
POSCO Chemtech Co., Ltd.	267	$33,082
Press Metal Bhd	24,700	18,382
Royal Bafokeng Platinum Ltd.*	5,164	23,971
Seah Besteel Corp.	761	22,163
SeAH Steel Corp.*	750	52,464
Sesa Sterlite Ltd.	47,753	155,707
Severstal OAO*	3,213	29,348
Severstal PAO (GDR)	4,939	45,044
Shougang Fushan Resources Group Ltd.	702,000	144,866
Sibanye Gold Ltd.	29,805	78,850
Stalprodukt S.A.	663	63,064
Steel Authority of India Ltd.	38,744	48,262
STP & I PCL (NVDR)	44,600	27,117
TA Chen Stainless Pipe*	64,900	43,454
Tata Steel Ltd.	12,806	80,731
Timah Persero Tbk PT	237,504	22,030
Ton Yi Industrial Corp.	19,000	12,269
Tung Ho Steel Enterprise Corp.	25,000	18,801
Usinas Siderurgicas de Minas Gerais S.A.*	13,721	86,951
Usinas Siderurgicas de Minas Gerais S.A. (Preference), Class A*	44,597	55,659
Vale Indonesia Tbk PT	68,500	18,656
Vale S.A.	50,900	352,898
Vale S.A. (Preference)	66,619	410,753
Volcan Cia Minera SAA, Class B	74,876	11,743
YC INOX Co., Ltd.	99,000	76,496
Yeong Guan Energy Technology Group Co., Ltd.	9,178	38,444
Yieh Phui Enterprise Co., Ltd.	55,080	16,063
Young Poong Corp.*	29	37,708
Zijin Mining Group Co., Ltd., Class H	178,000	53,951

		8,554,343
Multiline Retail - 0.8%
Aeon Co. M Bhd	15,200	12,527

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Multiline Retail - (continued)
El Puerto de Liverpool SAB de CV*	9,100	$93,334
The Eslite Spectrum Corp.	1,000	5,141
Far Eastern Department Stores Ltd.	21,012	18,003
Golden Eagle Retail Group Ltd.	26,000	31,019
Grupo Sanborns SAB de CV	12,500	19,026
Hyundai Department Store Co., Ltd.*	578	63,159
Intime Retail Group Co., Ltd.	27,500	16,954
Lojas Americanas S.A.	4,375	19,151
Lojas Americanas S.A. (Preference)	22,572	130,763
Lojas Renner S.A.	4,900	128,698
Lotte Shopping Co., Ltd.*	446	96,859
Maoye International Holdings Ltd.	441,000	66,548
Marisa Lojas S.A.	5,300	28,946
Matahari Department Store Tbk PT	64,100	78,559
Mitra Adiperkasa Tbk PT	80,200	37,196
Multipolar Tbk PT	906,895	60,495
New World Department Store China Ltd.	171,000	47,198
Parkson Holdings Bhd*	13,370	9,139
Parkson Retail Group Ltd.	182,000	43,661
Poya International Co., Ltd.	4,040	33,973
Robinson Department Store PCL (NVDR)	19,300	26,388
SACI Falabella	42,972	282,098
Shinsegae Co., Ltd.	308	45,344
Springland International Holdings Ltd.	324,000	99,874
Taiwan FamilyMart Co., Ltd.	2,000	12,249
Woolworths Holdings Ltd.	37,494	280,133

		1,786,435
Multi-Utilities - 0.1%
YTL Corp. Bhd	176,400	85,574

	Shares	Value
Common Stocks - (continued)
Multi-Utilities - (continued)
YTL Power International Bhd	55,860	$24,635

		110,209
Oil, Gas & Consumable Fuels - 6.2%
Adaro Energy Tbk PT	645,200	50,933
AK Transneft OAO (Preference)*	482	972,567
The Bangchak Petroleum PCL (NVDR)	10,400	10,883
Banpu PCL (NVDR)	37,800	28,064
Bashneft OAO*	7,922	168,635
Bashneft OAO (Preference)*	4,167	73,356
Bharat Petroleum Corp. Ltd.	7,494	90,609
Cairn India Ltd.	21,956	82,545
China Coal Energy Co., Ltd., Class H	153,000	84,262
China Petroleum & Chemical Corp., Class H	996,236	787,650
China Shenhua Energy Co., Ltd., Class H	131,619	360,735
CNOOC Ltd.	699,000	917,774
Coal India Ltd.*	19,633	114,387
Cosan S.A. Industria e Comercio	4,400	40,210
Ecopetrol S.A.	205,862	165,214
Empresas COPEC S.A.	20,768	235,180
Energy Absolute PCL (NVDR)	60,600	46,288
Energy Earth PCL (NVDR)	81,000	11,285
Essar Oil Ltd.*	11,219	20,070
Esso Thailand PCL (NVDR)*	355,100	55,874
Exxaro Resources Ltd.	4,802	42,810
Formosa Petrochemical Corp.	48,000	102,356
Gazprom OAO	318,112	650,563
Gazprom OAO (ADR)	73,857	299,121
The Great Eastern Shipping Co., Ltd.	17,277	100,395
Grupa Lotos S.A.*	29,152	192,011
GS Holdings Corp.*	2,129	81,181
Gujarat Mineral Development Corp. Ltd.	25,548	50,820

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Hankook Shell Oil Co., Ltd.	56	$25,578
Hindustan Petroleum Corp. Ltd.	3,954	42,004
Indian Oil Corp. Ltd.	11,043	61,923
Indo Tambangraya Megah Tbk PT	13,100	17,322
Inner Mongolia Yitai Coal Co., Ltd., Class B	28,800	40,637
IRPC PCL (NVDR)	293,800	30,700
Kunlun Energy Co., Ltd.	116,022	120,760
Lubelski Wegiel Bogdanka S.A.	1,075	28,235
Lukoil OAO*	14,967	593,764
Lukoil OAO (ADR)	5,205	205,077
Medco Energi Internasional Tbk PT	117,500	28,987
MOL Hungarian Oil & Gas PLC	1,778	71,349
NOVATEK OAO*	23,111	151,170
Oil & Natural Gas Corp. Ltd.	29,986	170,107
Oil India Ltd.	3,776	32,587
PetroChina Co., Ltd., Class H	836,000	904,646
Petroleo Brasileiro S.A.	122,200	366,026
Petroleo Brasileiro S.A. (Preference)	165,763	505,157
Petron Corp.	52,500	10,859
Petronas Dagangan Bhd	10,000	48,622
Petronet LNG Ltd.	11,664	33,870
Polski Koncern Naftowy Orlen S.A.	12,881	190,407
Polskie Gornictwo Naftowe i Gazownictwo S.A.	77,952	92,015
PTT Exploration & Production PCL	469	1,562
PTT Exploration & Production PCL (NVDR)	53,921	179,572
PTT PCL (NVDR)	34,800	367,883
Reliance Industries Ltd.	28,653	423,422
Reliance Industries Ltd. (GDR)(a)	10,280	306,344
Rosneft OAO*	28,297	92,285
Rosneft OAO (GDR)	8,454	27,459

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Sasol Ltd.	21,835	$790,742
Semirara Mining and Power Corp.	12,450	41,507
Shell Refining Co. Federation of Malaya Bhd*	34,300	51,998
Sinopec Kantons Holdings Ltd.	36,000	28,555
SK Gas Ltd.	271	21,336
SK Innovation Co., Ltd.*	2,465	211,202
S-Oil Corp.	1,939	107,269
Sugih Energy Tbk PT*	5,647,700	185,470
Surgutneftegas OAO*	187,437	82,891
Surgutneftegas OAO (ADR)	3,307	14,409
Surgutneftegas OAO (Preference)*	211,682	125,218
Surgutneftegas OAO (Preference) (ADR)	12,172	72,423
Tambang Batubara Bukit Asam Persero Tbk PT	27,500	24,694
Tatneft OAO*	19,747	75,857
Tatneft OAO (ADR)	6,646	156,181
Tatneft OAO (Preference)*	3,554	7,970
Thai Oil PCL (NVDR)	45,200	70,776
Tupras Turkiye Petrol Rafinerileri A/S	5,062	110,303
Ultrapar Participacoes S.A.	13,200	260,636
Yanchang Petroleum International Ltd.*	1,480,000	58,220
Yanzhou Coal Mining Co., Ltd., Class H	56,000	44,636

		13,548,400
Paper & Forest Products - 0.5%
Chung Hwa Pulp Corp.*	90,000	24,989
Duratex S.A.	34,199	94,665
Empresas CMPC S.A.	49,982	124,237
Fibria Celulose S.A.*	10,000	120,334
Hansol Holdings Co. Ltd.*	8,525	61,742
Hansol Paper Co., Ltd.*	1	10
Indah Kiat Pulp & Paper Corp. Tbk PT	907,300	78,071

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Paper & Forest Products - (continued)
Jaya Tiasa Holdings Bhd	35,400	$18,051
Lee & Man Paper Manufacturing Ltd.	59,000	31,047
Long Chen Paper Co., Ltd.	145,038	63,513
Mondi Ltd.	4,420	79,610
Nine Dragons Paper Holdings Ltd.	56,000	41,242
Pfleiderer Grajewo S.A.*	2,557	19,984
Sappi Ltd.*	20,544	84,783
Shihlin Paper Corp.*	8,000	9,431
Superb Summit International Group Ltd.*^	395,000	74,381
Suzano Papel e Celulose S.A. (Preference), Class A	13,582	55,002
Ta Ann Holdings Bhd	11,100	11,565
YFY, Inc.	31,000	12,837

		1,005,494
Personal Products - 0.7%
Amorepacific Corp.	132	319,982
Amorepacific Corp. (Preference)	24	28,354
AMOREPACIFIC Group	104	119,159
Chlitina Holding Ltd.	9,000	45,980
Colgate-Palmolive India Ltd.	786	23,802
Dabur India Ltd.	24,631	101,908
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	24,251	30,921
Emami Ltd.	1,351	20,055
Godrej Consumer Products Ltd.	4,977	85,276
Grape King Bio Ltd.	8,000	33,002
Hengan International Group Co., Ltd.	27,500	327,197
Hypermarcas S.A.*	13,600	92,366
Korea Kolmar Co., Ltd.*	1,030	54,344
Korea Kolmar Holdings Co., Ltd.*	1,000	50,293
Marico Ltd.	4,975	28,982

	Shares	Value
Common Stocks - (continued)
Personal Products - (continued)
Microbio Co., Ltd.*	35,365	$30,300
Natura Cosmeticos S.A.	6,400	74,748

		1,466,669
Pharmaceuticals - 2.0%
Adcock Ingram Holdings Ltd.*	5,712	21,166
Ajanta Pharma Ltd.	1,032	42,569
Alembic Pharmaceuticals Ltd.	5,526	41,944
Aspen Pharmacare Holdings Ltd.*	12,366	466,327
Aurobindo Pharma Ltd.	3,962	79,819
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	34,000	44,466
Bukwang Pharmaceutical Co., Ltd.	1,238	23,311
Cadila Healthcare Ltd.	1,230	32,537
Celltrion, Inc.*	2,791	103,868
Center Laboratories, Inc.*	4,500	12,709
China Medical System Holdings Ltd.	39,000	67,302
China Shineway Pharmaceutical Group Ltd.	31,000	48,619
China Traditional Chinese Medicine Co., Ltd.*	68,000	44,554
Chong Kun Dang Pharmaceutical Corp.*	1,073	54,945
Cipla Ltd.	13,869	155,798
Consun Pharmaceutical Group Ltd.	39,000	30,583
CSPC Pharmaceutical Group Ltd.	82,100	69,358
Daewoong Pharmaceutical Co., Ltd.*	452	25,625
Dawnrays Pharmaceutical Holdings Ltd.	36,000	24,841
Dong-A Socio Holdings Co., Ltd.*	267	30,641
Dong-A ST Co., Ltd.*	569	46,099
Dr Reddy’s Laboratories Ltd.	1,961	102,372

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Pharmaceuticals - (continued)
Dr. Reddy’s Laboratories Ltd. (ADR)	1,456	$73,484
Genomma Lab Internacional SAB de CV, Class B*	85,600	135,721
GlaxoSmithKline Pharmaceuticals Ltd.	690	37,769
Glenmark Pharmaceuticals Ltd.	4,184	48,582
Green Cross Holdings Corp.*	2,280	45,658
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	22,000	78,315
Hanmi Pharm Co., Ltd.*	613	54,820
Hanmi Science Co., Ltd.*	1,743	23,907
Hua Han Bio-Pharmaceutical Holdings Ltd., Class H	108,960	26,139
Huons Co., Ltd.	664	35,702
Ilyang Pharmaceutical Co., Ltd.	1,310	33,780
Kalbe Farma Tbk PT	886,300	130,487
Komipharm International Co., Ltd.*	3,041	25,026
Kwang Dong Pharmaceutical Co., Ltd.*	3,838	38,429
LG Life Sciences Ltd.*	812	34,675
Lijun International Pharmaceutical Holding Co., Ltd,	68,000	31,837
Livzon Pharmaceutical Group, Inc., Class H	8,400	46,911
Lotus Pharmaceutical Co., Ltd.*	8,000	23,355
Luye Pharma Group Ltd.*	52,500	62,770
Piramal Enterprises Ltd.	3,018	40,632
Ranbaxy Laboratories Ltd.*	5,313	60,271
Ranbaxy Laboratories Ltd. (GDR)*^	211	1,614
Richter Gedeon Nyrt	42,766	580,586
Sanofi India Ltd.	1,139	60,930
ScinoPharm Taiwan Ltd.	9,568	16,092

	Shares	Value
Common Stocks - (continued)
Pharmaceuticals - (continued)
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	12,500	$45,222
Sihuan Pharmaceutical Holdings Group Ltd.	141,000	91,110
Sino Biopharmaceutical Ltd.	112,000	112,240
Sun Pharmaceutical Industries Ltd.	28,657	424,638
Tempo Scan Pacific Tbk PT	21,000	4,393
Tong Ren Tang Technologies Co., Ltd., Class H	55,000	68,809
Torrent Pharmaceuticals Ltd.	1,906	33,842
TTY Biopharm Co., Ltd.	28,686	59,350
TWi Pharmaceuticals, Inc.*	3,000	22,943
Whanin Pharmaceutical Co., Ltd.*	2,000	35,845
Wockhardt Ltd.	3,395	66,212
Yuhan Corp.*	282	44,095
YungShin Global Holding Corp.	13,000	22,194

		4,347,838
Professional Services - 0.0%†
Sporton International, Inc.	6,120	32,432

Real Estate Investment Trusts (REITs) - 1.0%
Acucap Properties Ltd.	13,576	65,364
Axis Real Estate Investment Trust	47,200	46,575
Capital Property Fund	54,889	69,797
CapitaMalls Malaysia Trust	116,900	46,399
Emira Property Fund	46,823	77,495
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	80,499	105,939
Fibra Uno Administracion S.A. de CV	79,200	239,086
Fortress Income Fund Ltd., Class A	35,290	53,067
Fountainhead Property Trust	12,733	10,072

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Growthpoint Properties Ltd.	80,832	$203,626
Hyprop Investments Ltd.	7,010	63,766
IGB Real Estate Investment Trust	33,800	12,391
KLCCP Stapled Group	9,500	18,068
Mexico Real Estate Management S.A. de CV*	241,690	398,378
Pavilion Real Estate Investment Trust	22,500	9,613
PLA Administradora Industrial S de RL de CV*	72,649	155,798
Prologis Property Mexico S.A. de CV*	45,868	89,420
Redefine Properties Ltd.	123,668	121,212
Resilient Property Income Fund Ltd.	11,449	86,948
S.A. Corporate Real Estate Fund Nominees Pty Ltd.	154,323	68,995
Sunway Real Estate Investment Trust	39,400	16,833
Torunlar Gayrimenkul Yatirim Ortakligi A/S	48,092	78,867
Vukile Property Fund Ltd.	54,165	91,928

		2,129,637
Real Estate Management & Development - 3.7%
Agile Property Holdings Ltd.	33,750	20,589
Agung Podomoro Land Tbk PT	2,233,400	78,634
Alam Sutera Realty Tbk PT	3,383,900	158,944
Aliansce Shopping Centers S.A.	8,900	53,383
Attacq Ltd.*	48,664	95,311
Ayala Land, Inc.	215,700	176,599
Bangkok Land PCL (NVDR)	71,000	3,818
Beijing Properties Holdings Ltd.*	370,800	28,216
Belle Corp.	581,100	60,491
BR Malls Participacoes S.A.	17,800	100,996

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
BR Properties S.A.	20,100	$66,720
Bumi Serpong Damai Tbk PT	242,500	38,670
Carnival Group International Holdings Ltd.*	409,223	65,975
Cathay Real Estate Development Co., Ltd.	23,000	12,225
Central China Real Estate Ltd.	244,000	60,423
Central Pattana PCL (NVDR)	68,500	93,656
China Merchants Land Ltd.	414,000	59,270
China Merchants Property Development Co., Ltd., Class B	72,300	181,558
China Oceanwide Holdings Ltd.	126,000	13,651
China Overseas Grand Oceans Group Ltd.	264,000	139,604
China Overseas Land & Investment Ltd.	160,000	463,284
China Resources Land Ltd.	97,777	250,705
China SCE Property Holdings Ltd.*	370,800	71,258
China South City Holdings Ltd.	78,000	25,653
China Vast Industrial Urban Development Co., Ltd.(a)*	144,000	59,061
Chong Hong Construction Co., Ltd.	6,300	12,934
Cie Generale Immobiliere^	297	22,443
CIFI Holdings Group Co., Ltd.	726,000	146,074
Ciputra Development Tbk PT	501,500	57,009
Colour Life Services Group Co., Ltd.*	47,000	37,584
Country Garden Holdings Co., Ltd.	183,470	73,356
DLF Ltd.	20,038	54,968
Douja Promotion Groupe Addoha S.A.	4,779	15,640
Eastern & Oriental Bhd	33,440	21,107

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Echo Investment S.A.*	38,151	$67,859
Evergrande Real Estate Group Ltd.	266,000	110,814
Fantasia Holdings Group Co., Ltd.	418,500	42,642
Farglory Land Development Co., Ltd.	20,261	23,788
Franshion Properties China Ltd.	130,000	38,229
Globe Trade Centre S.A.*	19,035	24,624
Glorious Property Holdings Ltd.*	747,000	85,747
Goldin Properties Holdings Ltd.*	44,000	25,140
Greentown China Holdings Ltd.	18,000	15,740
Guangzhou R&F Properties Co., Ltd., Class H	318,000	361,338
Heliopolis Co. for Housing and Construction SAE	2,221	20,156
Hemaraj Land and Development PCL (NVDR)	249,700	33,873
Highwealth Construction Corp.	10,500	21,424
Hongkong Land Holdings Ltd.	46,000	340,860
Hopson Development Holdings Ltd.*	16,000	14,239
Huaku Development Co., Ltd.	68,000	125,368
Huang Hsiang Construction Corp.	41,000	59,197
Hung Poo Real Estate Development Corp.	96,000	71,741
Hung Sheng Construction Ltd.*	156,000	96,035
Hydoo International Holding Ltd.	362,000	74,236
Iguatemi Empresa de Shopping Centers S.A.	5,900	53,413
IJM Land Bhd	21,600	21,255
IOI Properties Group Bhd	100,100	56,837
Jiangsu Future Land Co., Ltd., Class B^	162,800	82,540

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Joy City Property Ltd.*	124,000	$24,309
Kaisa Group Holdings Ltd.^	66,000	13,535
KEE TAI Properties Co., Ltd.	112,000	69,304
Kindom Construction Corp.	117,000	104,884
Korea Real Estate Investment & Trust Co., Ltd. (REIT)*	10,789	35,763
KrisAssets Holdings Bhd*^	17,100	—
KSL Holdings BHD	62,700	34,737
KWG Property Holding Ltd.	46,418	29,755
Land & Houses PCL (NVDR)	78,900	22,178
Lippo Karawaci Tbk PT	702,000	62,899
Longfor Properties Co., Ltd.	47,000	61,831
LPN Development PCL (NVDR)	46,700	29,963
Mah Sing Group Bhd	69,299	36,483
MBK PCL (NVDR)	212,000	95,215
Medinet Nasr Housing*	4,206	19,467
Megaworld Corp.	413,000	48,706
Mingfa Group International Co., Ltd.*	36,000	11,794
Multiplan Empreendimentos Imobiliarios S.A.	2,600	46,678
New World China Land Ltd.	110,000	68,525
Pakuwon Jati Tbk PT	730,000	28,756
Palm Hills Developments SAE*	33,158	19,266
Parque Arauco S.A.	49,683	88,191
The Phoenix Mills Ltd.	8,000	52,468
Poly Property Group Co., Ltd.	51,000	23,549
Powerlong Real Estate Holdings Ltd.*	114,000	15,586
Prince Housing & Development Corp.	40,197	15,370
Pruksa Real Estate PCL (NVDR)	8,300	8,178

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Quality Houses PCL (NVDR)	302,250	$36,200
Radium Life Tech Co., Ltd.*	13,633	7,073
Redco Properties Group Ltd.(a)	56,000	26,796
Renhe Commercial Holdings Co., Ltd.*	1,776,000	80,172
Road King Infrastructure Ltd.	97,000	82,946
Robinsons Land Corp.	31,900	20,112
Ruentex Development Co., Ltd.	23,820	35,904
Sansiri PCL (NVDR)	1,614,200	89,267
Selangor Properties Bhd	10,100	15,618
Shanghai Industrial Urban Development Group Ltd.*	134,000	21,431
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class B	53,900	129,630
Shenzhen Investment Ltd.	96,266	27,812
Shimao Property Holdings Ltd.	53,000	111,833
Shining Building Business Co., Ltd.*	38,610	22,360
Shui On Land Ltd.	122,666	27,687
Sino-Ocean Land Holdings Ltd.	135,267	86,708
Sinyi Realty, Inc.	9,223	10,243
SM Prime Holdings, Inc.	217,100	91,581
Sobha Ltd.	2,976	22,675
SOHO China Ltd.	57,500	39,973
SP Setia Bhd Group	14,872	14,429
Summarecon Agung Tbk PT	313,000	40,770
Sunac China Holdings Ltd.^	65,000	58,181
Sunway Bhd	42,533	39,039
Supalai PCL (NVDR)	8,600	6,411
Talaat Moustafa Group	43,834	66,357
Tian An China Investment Co., Ltd.	270,000	167,154

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Ticon Industrial Connection PCL (NVDR)	88,430	$48,092
Times Property Holdings Ltd.	154,000	61,971
Tropicana Corp. Bhd	105,100	30,418
UEM Sunrise Bhd	46,300	16,208
Unitech Ltd.*	166,584	50,162
UOA Development Bhd	34,700	20,085
Vista Land & Lifescapes, Inc.	1,004,500	156,964
Wanda Hotel Development Co., Ltd.*	28,000	5,345
WHA Corp. PCL (NVDR)	28,900	32,670
Wuzhou International Holdings Ltd.	410,000	71,388
Yida China Holdings Ltd.*	334,000	107,695
Yuexiu Property Co., Ltd.	324,520	63,202
Yuzhou Properties Co., Ltd.	322,200	76,879
Zall Development Group Ltd.	219,000	75,134
Zhuguang Holdings Group Co., Ltd.*	44,000	9,591

		7,958,460
Road & Rail - 0.2%
ALL - America Latina Logistica S.A.	53,504	76,742
BTS Group Holdings PCL (NVDR)	299,840	90,236
CAR, Inc.*	16,000	24,640
CJ Korea Express Co., Ltd.*	357	62,514
Evergreen International Storage & Transport Corp.	41,000	23,939
Guangshen Railway Co., Ltd., Class H	182,000	94,364
JSL S.A.	6,400	25,941
Localiza Rent a Car S.A.	5,320	69,171

		467,547

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - 4.4%
A-DATA Technology Co., Ltd.	64,131	$111,316
Advanced Semiconductor Engineering, Inc.	244,000	308,934
ALI Corp.	42,000	33,519
Ardentec Corp.	115,468	98,564
Chipbond Technology Corp.	23,000	47,294
ChipMOS Technologies, Inc.	8,000	11,830
Elan Microelectronics Corp.	11,000	17,383
Elite Advanced Laser Corp.	8,000	25,894
Elite Semiconductor Memory Technology, Inc.	22,000	34,452
eMemory Technology, Inc.	3,000	31,605
Eo Technics Co., Ltd.*	400	46,818
Epistar Corp.	42,436	75,679
E-Ton Solar Tech Co., Ltd.*	38,000	19,052
Eugene Technology Co., Ltd.	1,668	21,735
Everlight Electronics Co., Ltd.	10,000	24,117
Faraday Technology Corp.	34,000	41,753
GCL-Poly Energy Holdings Ltd.*	413,000	89,489
GemVax & Kael Co., Ltd.*	3,106	48,567
Gigasolar Materials Corp.	1,380	21,260
Gigastorage Corp.*	31,000	25,183
Gintech Energy Corp.*	32,000	21,629
Global Mixed Mode Technology, Inc.	5,000	14,549
Global Unichip Corp.	7,000	19,614
Greatek Electronics, Inc.	13,000	15,841
Green Energy Technology, Inc.*	15,000	8,758
Hanergy Thin Film Power Group Ltd.*	343,293	159,839

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Hermes Microvision, Inc.	1,000	$47,916
Holtek Semiconductor, Inc.	19,000	34,909
Inotera Memories, Inc.*	91,000	133,843
King Yuan Electronics Co., Ltd.	40,000	33,763
Kinsus Interconnect Technology Corp.	10,000	32,526
Landing International Development Ltd.*	325,000	11,737
LEENO Industrial, Inc.	1,098	40,211
Lextar Electronics Corp.	55,000	52,882
Macronix International*	181,000	39,631
MediaTek, Inc.	55,000	842,972
Motech Industries, Inc.	12,000	16,222
Nanya Technology Corp.*	18,000	43,581
Neo Solar Power Corp.	23,914	20,754
Novatek Microelectronics Corp.	22,000	122,519
Parade Technologies Ltd.	2,400	24,218
Phison Electronics Corp.	4,000	28,686
Pixart Imaging, Inc.	12,000	34,043
Powertech Technology, Inc.*	24,000	40,135
Radiant Opto-Electronics Corp.	22,330	71,213
Realtek Semiconductor Corp.	17,070	52,596
Richtek Technology Corp.	5,000	25,545
Semiconductor Manufacturing International Corp.*	900,000	78,934
Seoul Semiconductor Co., Ltd.*	1,489	26,550
Shunfeng International Clean Energy Ltd.*	34,000	26,267
Sigurd Microelectronics Corp.	114,000	109,791
Silicon Works Co., Ltd.	3,319	88,013
Siliconware Precision Industries Co. Ltd.	127,000	214,397
Sino-American Silicon Products, Inc.*	17,000	26,784

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
SK Hynix, Inc.	23,008	$1,002,497
Sonix Technology Co., Ltd.	17,000	24,653
Taiwan Semiconductor Manufacturing Co., Ltd.	960,200	4,296,197
Taiwan Surface Mounting Technology Co., Ltd.	72,920	94,987
Topco Scientific Co., Ltd.	46,920	84,718
Transcend Information, Inc.	3,000	9,567
United Microelectronics Corp.	494,000	241,408
Unity Opto Technology Co., Ltd.*	25,000	23,442
Vanguard International Semiconductor Corp.	30,000	51,311
Via Technologies, Inc.*	25,000	8,845
Win Semiconductors Corp.	22,000	23,247
Winbond Electronics Corp.*	156,000	49,750
Wonik IPS Co., Ltd.*	2,519	30,866

		9,636,800
Software - 0.5%
Actoz Soft Co., Ltd.*	355	12,271
Asseco Poland S.A.	2,197	32,535
Boyaa Interactive International Ltd.	26,000	18,041
Brogent Technologies, Inc.*	2,000	24,434
CD Projekt S.A.*	7,867	34,346
Cyberlink Corp.	7,240	21,045
Cyient Ltd.	8,187	70,390
Devsisters Co., Ltd.*	1,612	77,682
Golfzon Co., Ltd.*	1,238	28,244
Hancom, Inc.*	2,016	37,607
International Games System Co., Ltd.	9,000	42,410
Kingdee International Software Group Co., Ltd.*	186,000	60,454
Kingsoft Corp. Ltd.	23,000	55,236
NCSoft Corp.	490	90,508
Neowiz Games Corp.*	1,456	29,823

	Shares	Value
Common Stocks - (continued)
Software - (continued)
NetDragon Websoft, Inc.	18,000	$31,434
NHN Entertainment Corp.*	512	34,879
Oracle Financial Services Software Ltd.	654	35,874
Soft-World International Corp.	11,000	35,080
SundayToz Corp.*	2,000	32,553
TOTVS S.A.	14,300	178,843
Webzen, Inc.*	1,800	50,860
WeMade Entertainment Co., Ltd.*	828	35,812
X-Legend Entertainment Co., Ltd.	5,000	26,655
XPEC Entertainment, Inc.	5,992	35,366

		1,132,382
Specialty Retail - 0.8%
Ace Hardware Indonesia Tbk PT	662,500	38,701
Baoxin Auto Group Ltd.	15,000	8,628
BerMaz Motor Sdn Bhd*	39,200	35,764
China Harmony Auto Holding Ltd.	111,000	83,035
China Yongda Automobiles Services Holdings Ltd.	179,000	101,582
China ZhengTong Auto Services Holdings Ltd.	302,500	151,770
Cia Hering	16,100	109,105
The Foschini Group Ltd.	5,621	81,021
GOME Electrical Appliances Holding Ltd.	418,447	57,748
Hengdeli Holdings Ltd.	606,800	113,481
Home Product Center PCL (NVDR)	98,498	24,527
Hotai Motor Co., Ltd.	9,000	129,659
Hotel Shilla Co., Ltd.	1,373	128,060
Italtile Ltd.	101,157	113,063
Kolao Holdings*	1,207	18,763
LOTTE Himart Co., Ltd.*	231	11,385
Mr. Price Group Ltd.	9,465	215,650
National Petroleum Co., Ltd.	27,000	30,972

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Specialty Retail - (continued)
Senao International Co., Ltd.	1,000	$1,621
Seobu T&D*	548	8,516
Shinsegae International Co., Ltd.	150	12,345
Siam Global House PCL (NVDR)	35,933	12,955
Super Group Ltd.*	41,023	120,766
Truworths International Ltd.	17,741	123,551
Via Varejo S.A.*	5,000	32,878
Zhongsheng Group Holdings Ltd.	17,500	15,258

		1,780,804
Technology Hardware, Storage & Peripherals - 4.4%
Acer, Inc.*	111,858	73,298
Adlink Technology, Inc.	7,490	18,539
Advantech Co., Ltd.	14,292	107,938
ASROCK, Inc.	4,000	9,253
Asustek Computer, Inc.	27,000	284,878
Aten International Co., Ltd.	26,000	68,561
Casetek Holdings Ltd.	4,000	22,847
Catcher Technology Co., Ltd.	25,000	220,937
Chicony Electronics Co., Ltd.	19,230	53,394
Clevo Co.	18,322	27,907
CMC Magnetics Corp.*	353,000	49,735
Compal Electronics, Inc.	179,000	131,494
Coolpad Group Ltd.	732,000	148,225
Elitegroup Computer Systems Co., Ltd.	100,530	87,408
Ennoconn Corp.	4,000	32,875
Foxconn Technology Co., Ltd.	34,335	93,591
Getac Technology Corp.	98,000	59,708
Gigabyte Technology Co., Ltd.	18,000	22,333
HTC Corp.*	25,000	124,550
IEI Integration Corp.	20,034	31,723
Inventec Corp.	96,000	71,588
KONA I Co., Ltd.	1,266	39,591
Lenovo Group Ltd.	246,000	318,551

	Shares	Value
Common Stocks - (continued)
Technology Hardware, Storage & Peripherals - (continued)
Lite-On Technology Corp.	91,730	$113,522
Micro-Star International Co., Ltd.	23,000	25,836
Pegatron Corp.	65,000	175,322
Primax Electronics Ltd.	9,000	12,123
Qisda Corp.*	83,000	37,927
Quanta Computer, Inc.	103,000	251,670
Quanta Storage, Inc.	62,000	70,532
Ritek Corp.*	205,000	24,134
Samsung Electronics Co., Ltd.	4,382	5,469,486
Samsung Electronics Co., Ltd. (Preference)	817	796,381
Sindoh Co., Ltd.*	1,740	114,080
TCL Communication Technology Holdings Ltd.	178,000	157,491
TSC Auto ID Technology Co., Ltd.	3,000	24,846
Wistron Corp.	95,645	88,016

		9,460,290
Textiles, Apparel & Luxury Goods - 1.1%
361 Degrees International Ltd.	175,000	50,107
Aksa Akrilik Kimya Sanayii A/S	25,433	99,056
Alpargatas S.A. (Preference)	19,284	61,282
ANTA Sports Products Ltd.	32,000	56,378
Arvind Ltd.	14,306	67,159
Bata India Ltd.	1,012	23,252
Belle International Holdings Ltd.	181,000	205,200
Billion Industrial Holdings Ltd.	70,000	33,134
Bosideng International Holdings Ltd.	946,000	122,012
Boyner Perakende ve Tekstil Yatirimlari A/S*	415	8,082
CCC S.A.	506	21,000
China Dongxiang Group Co., Ltd.	237,000	40,349
China Lilang Ltd.	127,000	79,934

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Textiles, Apparel & Luxury Goods - (continued)
Citychamp Watch & Jewellery Group Ltd.	248,000	$30,387
Cosmo Lady China Holdings Co., Ltd.(a)*	73,000	49,901
Daphne International Holdings Ltd.	292,000	93,023
Eclat Textile Co., Ltd.	5,382	55,932
Feng TAY Enterprise Co., Ltd.	17,305	65,072
Formosa Taffeta Co., Ltd.	23,000	23,319
Grendene S.A.	9,674	50,204
Guararapes Confeccoes S.A.	200	5,871
Handsome Co., Ltd.*	910	25,463
Hansae Co., Ltd.	1,390	48,490
HOSA International Ltd.	180,000	73,826
Huvis Corp.*	4,897	51,272
Lealea Enterprise Co., Ltd.*	3,150	940
LF Corp.*	952	27,421
Li Ning Co., Ltd.*	155,833	68,336
Li Peng Enterprise Co., Ltd.*	94,083	34,632
LPP S.A.	35	70,833
Makalot Industrial Co., Ltd.	7,143	40,233
Nan Liu Enterprise Co., Ltd.	6,000	26,465
Nien Hsing Textile Co., Ltd.	17,546	14,420
Peak Sport Products Co., Ltd.	283,000	77,381
Pou Chen Corp.	93,000	127,636
Rajesh Exports Ltd.	29,345	80,499
Ruentex Industries Ltd.	17,140	37,039
Shenzhou International Group Holdings Ltd.	26,000	94,566
Shinkong Textile Co., Ltd.	15,000	18,873
Tainan Spinning Co., Ltd.	48,075	26,087
Taiwan Paiho Ltd.	24,000	40,744
Texhong Textile Group Ltd.	93,500	70,547
Toray Chemical Korea, Inc.*	2,632	33,935

	Shares	Value
Common Stocks - (continued)
Textiles, Apparel & Luxury Goods - (continued)
Toung Loong Textile Manufacturing	7,000	$19,192
XTEP International Holdings Ltd.	240,312	84,305
Youngone Corp.*	640	33,007
Youngone Holdings Co., Ltd.*	315	25,923

		2,492,719
Thrifts & Mortgage Finance - 0.7%
Dewan Housing Finance Corp. Ltd.	15,007	114,064
GRUH Finance Ltd.	12,575	55,855
Housing Development Finance Corp. Ltd.	58,655	1,195,640
Indiabulls Housing Finance Ltd.	6,896	65,547
LIC Housing Finance Ltd.	8,105	62,618
Malaysia Building Society Bhd	47,030	27,352

		1,521,076
Tobacco - 0.5%
British American Tobacco Malaysia Bhd	4,400	80,044
Eastern Tobacco	425	12,316
Gudang Garam Tbk PT	22,000	100,383
ITC Ltd.	75,093	446,848
KT&G Corp.	4,640	340,278
Souza Cruz S.A.	15,300	128,193

		1,108,062
Trading Companies & Distributors - 0.5%
Adani Enterprises Ltd.	6,485	65,682
AKR Corporindo Tbk PT	54,500	20,200
Barloworld Ltd.	8,015	60,807
CITIC Resources Holdings Ltd.*	808,000	106,297
Daewoo International Corp.	1,760	44,258
Hyundai Corp.*	3,642	91,416
iMarketKorea, Inc.	1,530	38,334
Invicta Holdings Ltd.	6,954	45,463
LG International Corp.	9,252	310,910
Samsung C&T Corp.	5,247	267,724
SK Networks Co., Ltd.	5,207	44,804

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Trading Companies & Distributors - (continued)
Yinson Holdings Bhd	20,500	$16,047

		1,111,942
Transportation Infrastructure - 1.1%
Adani Ports & Special Economic Zone Ltd.	15,420	84,911
Airports of Thailand PCL (NVDR)	16,100	159,377
Arteris S.A.	2,800	12,831
Bangkok Expressway PCL (NVDR)	105,700	125,949
Beijing Capital International Airport Co., Ltd., Class H	54,000	51,330
CCR S.A.	36,100	205,502
China Merchants Holdings International Co., Ltd.	43,948	161,829
China Resources and Transportation Group Ltd.*	400,000	8,616
COSCO International Holdings Ltd.	96,000	39,374
COSCO Pacific Ltd.	84,553	122,794
EcoRodovias Infraestrutura e Logistica S.A.	27,280	105,392
Grupo Aeroportuario del Centro Norte Sab de CV*	22,600	103,770
Grupo Aeroportuario del Pacifico SAB de CV, Class B	31,900	211,133
Grupo Aeroportuario del Sureste SAB de CV, Class B*	8,100	106,020
Gujarat Pipavav Port Ltd.*	28,094	93,533
IL&FS Transportation Networks Ltd.	56,575	194,521
International Container Terminal Services, Inc.	29,270	75,676
Jasa Marga Persero Tbk PT	69,500	39,503
Jiangsu Expressway Co., Ltd., Class H	40,000	49,682
Malaysia Airports Holdings Bhd	31,527	62,220

	Shares	Value
Common Stocks - (continued)
Transportation Infrastructure - (continued)
OHL Mexico SAB de CV*	27,500	$52,271
Shenzhen International Holdings Ltd.	59,662	86,030
TAV Havalimanlari Holding A/S	5,572	41,804
Tianjin Port Development Holdings Ltd.	128,400	26,000
Westports Holdings Bhd	27,200	26,240
Yuexiu Transport Infrastructure Ltd.	208,000	140,842
Zhejiang Expressway Co., Ltd., Class H	68,000	86,739

		2,473,889
Water Utilities - 0.4%
Aguas Andinas S.A., Class A	94,292	54,043
Beijing Enterprises Water Group Ltd.*	194,000	128,360
China Water Affairs Group Ltd.	134,000	62,910
Cia de Saneamento Basico do Estado de Sao Paulo	14,200	70,360
Cia de Saneamento de Minas Gerais-COPASA	19,000	120,334
CT Environmental Group Ltd.	39,400	39,586
Eastern Water Resources Development and Management PCL (NVDR)	49,700	16,703
Guangdong Investment Ltd.	88,000	118,039
Inversiones Aguas Metropolitanas S.A.	51,545	79,607
Kangda International Environmental Co., Ltd.(a)*	102,000	45,255
Manila Water Co., Inc.	73,600	53,915
TTW PCL (NVDR)	42,200	15,859
VA Tech Wabag Ltd.	2,000	52,033

		857,004
Wireless Telecommunication Services - 4.1%
Advanced Info Service PCL (NVDR)	41,600	311,396

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Wireless Telecommunication Services - (continued)
America Movil SAB de CV	1,317,833	$1,410,864
Axiata Group Bhd	110,100	218,500
Bharti Airtel Ltd.	26,540	160,136
Bharti Infratel Ltd.	18,381	107,389
China Mobile Ltd.	237,105	3,134,550
DiGi.Com Bhd	130,408	230,407
ENTEL Chile S.A.	2,178	20,474
Far EasTone Telecommunications Co., Ltd.*	65,000	159,233
Global Telecom Holding SAE*	105,211	64,457
Globe Telecom, Inc.	1,060	41,974
Idea Cellular Ltd.	46,694	116,744
Indosat Tbk PT*	17,000	5,496
Intouch Holdings PCL (NVDR)	56,000	138,161
Maxis Bhd	79,608	155,793
MegaFon OAO*	3,165	40,505
Mobile TeleSystems OJSC*	34,129	105,723
MTN Group Ltd.	64,809	1,125,953
Orascom Telecom Media And Technology Holding SAE*	65,405	11,202
Philippine Long Distance Telephone Co.	3,555	239,456
Reliance Communications Ltd.*	27,150	34,894
Sistema JSFC*	927,290	175,767
Sistema JSFC (GDR)	2,108	9,381
Taiwan Mobile Co., Ltd.	63,200	208,571
Tim Participacoes S.A.	36,000	158,796
Total Access Communication PCL (NVDR)	31,000	89,031
Tower Bersama Infrastructure Tbk PT	55,500	41,622
Turkcell Iletisim Hizmetleri A/S*	31,990	184,925

	Shares	Value
Common Stocks - (continued)
Wireless Telecommunication Services - (continued)
Vodacom Group Ltd.	14,660	$169,376

		8,870,776

Total Common Stocks (Cost $218,941,227)		215,095,852

	No. of Rights
Rights - 0.0%†
Hyundai Merchant Marine Co., Ltd., Class R, expiring 03/05/15 at 7270.00 KRW*^	395	1,077
Invicta Holdings Ltd., expiring 02/13/15 at 69.00 ZAR*	3,060	1,973
Mah Sing Group Bhd, expiring 02/12/15 at 1.42 MYR*	20,789	2,579
WT Microelectronics Co., Ltd., expiring 02/03/15 at 38.00 TWD*^	3,187	829

Total Rights (Cost $—)		6,458

	No. of Warrants
Warrants - 0.0%†
Eastern & Oriental Bhd, expiring 03/31/15 at 2.60 MYR*^	6,080	—

Total Warrants (Cost $—)		—

Total Investment Securities (Cost $218,941,227) — 98.9%		215,102,310

Other assets less liabilities — 1.1%		2,310,176

Net Assets — 100.0%		$217,412,486

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2015 (Unaudited)

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At January 31, 2015, the value of these securities amounted to $697,787 or 0.32% of net assets.
*	Non-income producing security.
†	Amount represents less than 0.05%.
(a)

Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

Percentages shown are based on Net Assets.

Abbreviations:

ADR — American Depositary Receipt

BRL — Brazilian Real

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

INR — Indian Rupee

KRW — Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

RUB — Russian Ruble

TWD — Taiwan Dollar

USD — US Dollar

ZAR — South African Rand

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,197,143
Aggregate gross unrealized depreciation	(29,517,221)

Net unrealized depreciation	$(5,320,078)

Federal income tax cost of investments	$220,422,388

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2015 (Unaudited)

Futures Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following open long futures contracts as of January 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
FTSE/JSE Top 40 Index Futures Contracts	13	03/19/15	$505,425	$26,277
Hang Seng Index Futures Contracts	4	02/26/15	632,888	(7,540)
MSCI Emerging Markets Mini Index Futures Contract	1	03/20/15	47,575	(1,122)
MSCI Taiwan Index Futures Contracts	14	02/25/15	487,060	(5,087)
S&P Toronto Stock Exchange 60® Index Futures Contracts	2	03/19/15	269,884	10,201
SGX S&P CNX Nifty Index Futures Contracts	17	02/26/15	301,886	(1,945)
SPI 200® Index Futures Contracts	2	03/19/15	215,792	10,287

				$31,071

Forward Foreign Currency Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of January 31, 2015:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
HKD	8,530,355	Morgan Stanley	USD	1,100,000	03/18/15	$165
HKD	2,326,226	Societe Generale	USD	300,000	03/18/15	15
HKD	2,909,000	Morgan Stanley	USD	375,192	03/18/15	(17)
INR	28,237,044	Citibank N.A.	USD	440,000	03/18/15	11,871
KRW	661,056,000	Citibank N.A.	USD	600,000	03/18/15	3,477
KRW	572,375,000	Morgan Stanley	USD	520,124	03/18/15	2,397
MXN	4,178,528	Morgan Stanley	USD	285,000	03/18/15	(6,710)
RUB	15,737,500	Citibank N.A.	USD	250,000	03/18/15	(30,605)
RUB	4,641,000	Morgan Stanley	USD	68,725	03/18/15	(4,025)
TWD	12,694,108	Morgan Stanley	USD	400,000	03/18/15	2,846
ZAR	4,229,117	Morgan Stanley	USD	360,000	03/18/15	1,134
USD	150,000	UBS AG	BRL	411,360	03/18/15	(1,432)
USD	1,260,000	Morgan Stanley	HKD	9,781,178	03/18/15	(1,484)
USD	400,000	Morgan Stanley	INR	25,848,000	03/18/15	(13,640)
USD	745,000	Morgan Stanley	KRW	823,076,000	03/18/15	(6,385)
USD	250,000	Morgan Stanley	MXN	3,690,375	03/18/15	4,221
USD	150,000	UBS AG	RUB	8,611,950	03/18/15	29,942
USD	356,221	Morgan Stanley	TWD	11,097,000	03/18/15	4,059
USD	358,000	Morgan Stanley	ZAR	4,203,063	03/18/15	(909)

						$(5,080)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2015 (Unaudited)

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2015:

Brazil	7.8%
Chile	1.3
China	22.9
Colombia	0.7
Czech Republic	0.2
Egypt	0.4
Hungary	0.4
India	8.2
Indonesia	2.7
Malaysia	3.5
Mexico	4.1
Morocco	0.1
Peru	0.3
Philippines	1.6
Poland	1.6
Russia	3.3
South Africa	7.7
South Korea	14.2
Taiwan	13.3
Thailand	2.8
Turkey	1.8
Other[1]	1.1

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - 98.7%
Chemicals - 21.6%
Agrium, Inc.	420,200	$44,928,044
CF Industries Holdings, Inc.	129,880	39,662,754
Incitec Pivot Ltd.	4,776,314	13,427,591
Israel Chemicals Ltd.	1,211,704	8,728,331
K+S AG (Registered)	467,568	14,773,559
Monsanto Co.	965,696	113,932,814
The Mosaic Co.	767,056	37,347,957
Potash Corp. of Saskatchewan, Inc.	2,273,664	82,952,559
The Scotts Miracle-Gro Co., Class A	108,488	6,881,394
Sociedad Quimica y Minera de Chile S.A. (ADR)	276,568	6,598,912
Syngenta AG (Registered)	255,176	82,983,163
Taiwan Fertilizer Co., Ltd.	2,329,000	4,064,766
Uralkali PJSC (GDR)	1,094,053	13,620,960
Yara International ASA	537,856	27,945,889

		497,848,693
Food Products - 8.0%
Archer-Daniels- Midland Co.	1,492,856	69,611,875
Bunge Ltd.	362,136	32,422,036
Charoen Pokphand Foods PCL	12,800	9,875
Charoen Pokphand Foods PCL (NVDR)	8,849,600	6,827,143
Charoen Pokphand Indonesia Tbk PT	22,308,800	6,965,171
Felda Global Ventures Holdings Bhd	4,881,200	3,282,836
Golden Agri-Resources Ltd.	22,920,000	7,114,330
GrainCorp Ltd., Class A	582,168	4,039,467
IOI Corp. Bhd	9,015,205	11,703,863
Kuala Lumpur Kepong Bhd	1,528,072	9,544,132
Nutreco N.V.	178,776	9,088,377
PPB Group Bhd	1,549,300	6,217,698
Tongaat Hulett Ltd.	278,096	3,825,583

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
Wilmar International Ltd.	5,742,726	$13,666,084

		184,318,470
Household Durables - 0.0%†
Sumitomo Forestry Co., Ltd.	152,800	1,433,496

Machinery - 0.2%
Kurita Water Industries Ltd.	189,710	4,077,962

Metals & Mining - 28.5%
Agnico Eagle Mines Ltd.	322,559	10,898,243
Alcoa, Inc.	1,861,104	29,126,278
Alumina Ltd.*	4,330,352	6,542,187
Anglo American PLC	2,557,872	42,757,764
Antofagasta PLC	629,536	6,145,751
Barrick Gold Corp.	1,903,888	24,400,158
BHP Billiton Ltd.	4,764,304	108,560,499
Boliden AB	472,152	7,408,365
Eldorado Gold Corp.	915,272	4,403,296
First Quantum Minerals Ltd.	987,088	9,022,714
Franco-Nevada Corp.	216,976	12,548,484
Freeport-McMoRan, Inc.	1,819,848	30,591,645
Glencore PLC*	18,624,792	69,623,738
Goldcorp, Inc.	1,262,128	30,549,082
Grupo Mexico SAB de CV	7,243,708	19,153,035
Impala Platinum Holdings Ltd.*	977,920	6,368,966
KGHM Polska Miedz S.A.	267,400	7,591,923
MMC Norilsk Nickel OJSC (ADR)	968,138	15,974,277
Newcrest Mining Ltd.*	1,173,504	12,392,026
Newmont Mining Corp.	698,296	17,562,144
Norsk Hydro ASA	2,113,224	12,433,135
Randgold Resources Ltd.	123,768	10,567,685
Rio Tinto PLC	2,275,192	99,950,491
Royal Gold, Inc.	82,512	5,978,820
Sesa Sterlite Ltd. (ADR)	594,392	7,721,152
Silver Wheaton Corp.	476,736	10,975,136

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Southern Copper Corp.	186,416	$5,085,429
Sumitomo Metal Mining Co., Ltd.	830,031	11,998,405
Teck Resources Ltd., Class B	1,132,248	14,689,443
Yamana Gold, Inc.	1,366,032	5,666,886

		656,687,157
Multi-Utilities - 1.1%
Suez Environnement Co.	539,384	9,924,330
Veolia Environnement S.A.	797,750	14,633,092

		24,557,422
Oil, Gas & Consumable Fuels - 30.0%
Anadarko Petroleum Corp.	218,504	17,862,702
Apache Corp.	183,360	11,472,835
BG Group PLC	1,662,464	22,144,604
BP PLC	8,373,938	53,382,301
California Resources Corp.*	1,047	5,359
Canadian Natural Resources Ltd.	517,992	15,050,140
Cenovus Energy, Inc.	407,976	7,744,771
Chevron Corp.	776,224	79,586,247
China Petroleum & Chemical Corp., Class H	11,207,400	8,860,862
CNOOC Ltd.	8,885,112	11,665,982
ConocoPhillips Co.	498,128	31,372,101
Cosan S.A. Industria e Comercio	478,790	4,375,501
Devon Energy Corp.	151,272	9,117,163
Eni SpA	1,207,120	20,296,401
EOG Resources, Inc.	213,920	19,045,298
Exxon Mobil Corp.	1,304,912	114,075,407
Gazprom OAO (ADR)	3,031,941	12,279,361
Hess Corp.	114,600	7,734,354
Lukoil OAO (ADR)	238,368	9,391,699
Marathon Oil Corp.	323,936	8,616,698
Noble Energy, Inc.	161,968	7,732,352
Occidental Petroleum Corp.	328,520	26,281,600
PetroChina Co., Ltd., Class H	11,674,018	12,632,605

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Petroleo Brasileiro S.A. (Preference) (ADR)	1,205,592	$7,414,391
Pioneer Natural Resources Co.	73,344	11,040,472
Repsol S.A.	434,623	7,692,713
Royal Dutch Shell PLC, Class A	1,752,616	53,250,636
Sasol Ltd.	316,296	11,454,478
Statoil ASA	594,392	9,847,098
Suncor Energy, Inc.	733,440	21,923,085
Total S.A.	962,640	49,426,245
Woodside Petroleum Ltd.	362,136	9,667,419

		692,442,880
Paper & Forest Products - 3.0%
Ainsworth Lumber Co., Ltd.*	149,744	429,881
Boise Cascade Co.*	62,648	2,533,485
Canfor Corp.*	137,520	3,443,558
Duratex S.A.	601,769	1,665,727
Interfor Corp.*	111,544	1,952,977
International Paper Co.	597,448	31,461,612
Louisiana-Pacific Corp.*	194,056	3,176,697
Stella-Jones, Inc.	68,760	1,967,438
UPM-Kymmene Oyj	860,264	15,134,225
West Fraser Timber Co., Ltd.	119,184	6,859,930
Western Forest Products, Inc.	683,016	1,389,787

		70,015,317
Real Estate Investment Trusts (REITs) - 2.0%
Plum Creek Timber Co., Inc.	264,344	11,768,595
Rayonier, Inc.	238,368	6,996,101
Weyerhaeuser Co.	745,664	26,732,054

		45,496,750
Trading Companies & Distributors - 0.4%
Noble Group Ltd.	12,224,031	9,621,309

Water Utilities - 3.9%
Aguas Andinas S.A., Class A	5,539,026	3,174,643
American States Water Co.	71,816	2,846,786

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Water Utilities - (continued)
American Water Works Co., Inc.	330,048	$18,528,895
Aqua America, Inc.	319,352	8,638,472
Cia de Saneamento Basico do Estado de Sao Paulo	2,418	11,981
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	868,854	4,222,630
Cia de Saneamento de Minas Gerais-COPASA	166,572	1,054,960
Inversiones Aguas Metropolitanas S.A.	922,912	1,425,357
Manila Water Co., Inc.	2,444,800	1,790,920
Pennon Group PLC	702,890	9,379,632
Severn Trent PLC	508,824	16,445,643
TTW PCL (NVDR)	3,056,000	1,148,451
United Utilities Group PLC	1,370,616	21,141,084

		89,809,454

Total Common Stocks (Cost $2,622,909,730)		2,276,308,910

Total Investment Securities (Cost $2,622,909,730) — 98.7%		2,276,308,910

Other assets less liabilities — 1.3%		30,117,016

Net Assets — 100.0%		$2,306,425,926

*	Non-income producing security.
†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets. Abbreviations:

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

JPY — Japanese Yen

KRW — Korean Won

NOK — Norwegian Krone

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

SGD — Singapore Dollar

USD — US Dollar

ZAR — South African Rand

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$137,683,628
Aggregate gross unrealized depreciation	(486,393,000)

Net unrealized depreciation	$(348,709,372)

Federal income tax cost of investments	$2,625,018,282

Futures Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following open long futures contracts as of January 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500® Index Futures Contracts	75	03/20/15	$7,456,500	$(84,246)
EURO STOXX 50® Index Futures Contracts	45	03/20/15	1,700,631	140,298
FTSE 100® Index Futures Contracts	61	03/20/15	6,143,762	398,025
Hang Seng Index Futures Contracts	11	02/26/15	1,740,441	(20,734)
MSCI Emerging Markets Mini Index Futures Contracts	17	03/20/15	808,775	8,606
S&P Toronto Stock Exchange 60® Index Futures Contracts	74	03/19/15	9,985,725	488,819
SPI 200® Index Futures Contracts	25	03/19/15	2,697,395	193,886

				$1,124,654

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

January 31, 2015 (Unaudited)

Forward Foreign Currency Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of January 31, 2015:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
AUD	6,177,927	Morgan Stanley	USD	5,000,000	03/18/15	$(202,317)
AUD	764,744	Credit Suisse First Boston	USD	620,000	03/18/15	(26,112)
AUD	1,217,000	Morgan Stanley	USD	993,308	03/18/15	(48,205)
CAD	1,741,000	Goldman Sachs & Co.	USD	1,494,547	03/18/15	(122,244)
CAD	11,647,906	Morgan Stanley	USD	10,000,000	03/18/15	(818,810)
CAD	1,184,346	Morgan Stanley	USD	1,010,000	03/18/15	(76,467)
CHF	2,039,811	Bank of New York	USD	2,400,000	03/18/15	(178,140)
EUR	3,668,489	UBS AG	USD	4,500,000	03/18/15	(358,770)
EUR	1,597,210	Morgan Stanley	USD	1,960,000	03/18/15	(156,965)
EUR	696,000	Morgan Stanley	USD	865,633	03/18/15	(79,943)
GBP	422,499	Goldman Sachs	USD	640,000	03/18/15	(5,633)
GBP	8,740,386	Morgan Stanley	USD	13,660,000	03/18/15	(536,625)
GBP	478,000	Goldman Sachs & Co.	USD	746,000	03/18/15	(28,301)
HKD	17,915,787	Morgan Stanley	USD	2,310,000	03/18/15	609
HKD	4,498,851	UBS AG	USD	580,000	03/18/15	220
KRW	10,598,931,200	Citibank N.A.	USD	9,620,000	03/18/15	55,743
NOK	6,521,692	Citibank N.A.	USD	880,000	03/18/15	(39,554)
SGD	1,097,369	Citibank N.A.	USD	830,000	03/18/15	(19,674)
USD	5,400,000	Morgan Stanley	AUD	6,694,561	03/18/15	201,108
USD	11,000,000	Morgan Stanley	CAD	12,792,615	03/18/15	916,520
USD	900,310	UBS AG	CHF	869,000	03/18/15	(46,247)
USD	1,600,000	Morgan Stanley	CHF	1,578,656	03/18/15	(119,549)
USD	6,400,000	Morgan Stanley	EUR	5,254,925	03/18/15	467,898
USD	12,500,000	Morgan Stanley	GBP	8,037,035	03/18/15	432,682
USD	3,300,000	Morgan Stanley	HKD	25,617,372	03/18/15	(3,887)
USD	900,000	Morgan Stanley	JPY	108,121,500	03/18/15	(20,887)
USD	78,612	Morgan Stanley	JPY	9,285,000	03/18/15	(470)
USD	560,000	Morgan Stanley	KRW	622,216,000	03/18/15	(8,020)
USD	1,200,000	Morgan Stanley	KRW	1,325,760,000	03/18/15	(10,283)
USD	1,500,000	Morgan Stanley	NOK	11,244,375	03/18/15	50,945
USD	726,331	Morgan Stanley	SGD	954,000	03/18/15	21,872
USD	650,000	Morgan Stanley	SGD	862,550	03/18/15	13,070
USD	700,000	Morgan Stanley	ZAR	8,218,280	03/18/15	(1,777)

						$(748,213)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

January 31, 2015 (Unaudited)

FlexShares® Morningstar Global Upstream Natural Resources Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2015:

Australia	6.7%
Brazil	0.8
Canada	13.5
Chile	0.5
China	1.4
Finland	0.7
France	3.2
Germany	0.7
India	0.3
Indonesia	0.3
Israel	0.4
Italy	0.9
Japan	0.8
Malaysia	1.3
Mexico	0.8
Netherlands	0.4
Norway	2.2
Philippines	0.1
Poland	0.3
Russia	2.2
Singapore	1.3
South Africa	0.9
Spain	0.3
Sweden	0.3
Switzerland	3.6
Taiwan	0.2
Thailand	0.4
United Kingdom	17.6
United States	36.6
Other[1]	1.3

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - 98.8%
Air Freight & Logistics - 3.0%
bpost S.A.	20,735	$545,651
Deutsche Post AG (Registered)	207,163	6,725,652
Oesterreichische Post AG	6,678	330,821
POS Malaysia Bhd	75,600	97,938
PostNL N.V.*	89,460	325,568
Singapore Post Ltd.	378,000	597,827

		8,623,457
Commercial Services & Supplies - 2.4%
China Everbright International Ltd.	504,000	746,248
Clean Harbors, Inc.*	3,906	184,832
Cleanaway Co., Ltd.*	14,000	68,415
Daiseki Co., Ltd.	12,600	215,819
Koentec Co., Ltd.*	2,690	6,641
Newalta Corp.	10,986	114,803
Progressive Waste Solutions Ltd.	25,452	727,859
Republic Services, Inc.	26,460	1,049,933
Shanks Group PLC	83,916	124,143
Stericycle, Inc.*	7,182	942,925
Transpacific Industries Group Ltd.	359,614	231,041
Waste Connections, Inc.	10,400	449,488
Waste Management, Inc.	36,828	1,894,064

		6,756,211
Construction & Engineering - 0.2%
Promotora y Operadora de Infraestructura SAB de CV*	50,400	567,922

Diversified Financial Services - 0.1%
Metro Pacific Investments Corp.	2,646,000	310,249

Diversified Telecommunication Services - 15.9%
AT&T, Inc.	321,467	10,582,694
BCE, Inc.	50,617	2,329,751
BT Group PLC	493,626	3,098,214
CenturyLink, Inc.	34,524	1,283,257
Chunghwa Telecom Co., Ltd.	261,000	790,947
Chunghwa Telecom Co., Ltd. (ADR)	1,984	59,599
Deutsche Telekom AG (Registered)	190,429	3,284,588

	Shares	Value
Common Stocks - (continued)
Diversified Telecommunication Services - (continued)
Nippon Telegraph & Telephone Corp.	46,100	$2,755,050
Swisscom AG (Registered)	1,560	914,755
Telecom Italia SpA*	657,975	766,994
Telefonica S.A.	250,562	3,761,945
Telstra Corp. Ltd.	732,387	3,707,251
Verizon Communications, Inc.	254,944	11,653,490

		44,988,535
Electric Utilities - 10.9%
American Electric Power Co., Inc.	40,292	2,530,740
Duke Energy Corp.	59,151	5,154,418
Edison International	27,885	1,900,363
Enel SpA	678,258	3,066,113
Exelon Corp.	69,624	2,509,249
Iberdrola S.A.	559,262	3,867,376
NextEra Energy, Inc.	34,812	3,802,863
PPL Corp.	52,164	1,851,822
The Southern Co.	73,519	3,728,884
SSE PLC	102,264	2,471,268

		30,883,096
Gas Utilities - 1.0%
APA Group	129,232	817,192
Enagas S.A.	23,562	747,138
Korea Gas Corp.	4,812	198,886
Snam SpA	223,374	1,092,960

		2,856,176
Health Care Providers & Services - 3.4%
Bangkok Dusit Medical Services PCL (NVDR)	1,932,000	1,097,929
Community Health Systems, Inc.*	10,158	478,137
HCA Holdings, Inc.*	27,930	1,977,444
HealthSouth Corp.	8,694	383,405
Life Healthcare Group Holdings Ltd.	206,262	771,421
LifePoint Hospitals, Inc.*	4,536	295,929
Mediclinic International Ltd.	98,910	984,593
Netcare Ltd.	270,234	901,709
Ramsay Health Care Ltd.	28,891	1,337,558

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Health Care Providers & Services - (continued)
Rhoen Klinikum AG	8,291	$219,678
Tenet Healthcare Corp.*	8,316	351,600
Universal Health Services, Inc., Class B	7,860	805,886

		9,605,289
Industrial Conglomerates - 0.1%
Beijing Enterprises Holdings Ltd.	45,500	348,291

Internet Software & Services - 0.3%
Equinix, Inc. (REIT)	3,437	745,348
Telecity Group PLC	12,348	159,862

		905,210
Media - 5.3%
Comcast Corp., Class A	132,144	7,022,793
DIRECTV*	28,185	2,403,617
DISH Network Corp., Class A*	13,608	957,323
Liberty Global PLC, Class A*	14,364	671,086
Liberty Media Corp., Class C*	13,061	445,641
SES S.A. (FDR)	20,500	747,087
Sirius XM Holdings, Inc.*	143,272	508,616
Time Warner Cable, Inc.	17,283	2,352,735

		15,108,898
Multi-Utilities - 11.0%
Centrica PLC	535,752	2,364,050
Consolidated Edison, Inc.	25,460	1,763,869
Dominion Resources, Inc.	47,052	3,617,828
E.ON SE	209,538	3,245,319
GDF Suez	168,840	3,758,155
National Grid PLC	413,416	5,808,608
PG&E Corp.	39,816	2,341,579
Public Service Enterprise Group, Inc.	40,332	1,721,370
RWE AG	50,778	1,410,164
Sempra Energy	18,981	2,124,353
Suez Environnement Co.	69,157	1,272,446
Veolia Environnement S.A.	97,487	1,788,200

		31,215,941
Oil, Gas & Consumable Fuels - 7.7%
AltaGas Ltd.	15,260	516,790
Enbridge, Inc.	89,852	4,361,679

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Inter Pipeline Ltd.	34,650	$902,903
Keyera Corp.	9,042	534,840
Kinder Morgan, Inc.	120,108	4,930,433
Koninklijke Vopak N.V.	6,552	366,612
ONEOK, Inc.	12,836	565,169
Pembina Pipeline Corp.	36,175	1,126,376
Spectra Energy Corp.	60,746	2,031,346
Targa Resources Corp.	2,801	243,211
TransCanada Corp.	75,647	3,373,226
Veresen, Inc.	32,644	416,305
The Williams Cos., Inc.	57,162	2,507,125

		21,876,015
Real Estate Investment Trusts (REITs) - 1.9%
American Tower Corp.	23,940	2,320,983
Corrections Corp. of America	9,828	386,437
Crown Castle International Corp.	20,315	1,757,450
Digital Realty Trust, Inc.	8,552	623,783
DuPont Fabros
Technology, Inc.	4,284	159,622
The Geo Group, Inc.	5,544	241,275

		5,489,550
Road & Rail - 19.8%
Aurizon Holdings Ltd.	401,439	1,547,472
Canadian National Railway Co.	156,114	10,307,870
Canadian Pacific Railway Ltd.	36,540	6,382,360
Central Japan Railway Co.	43,400	7,507,666
CSX Corp.	84,946	2,828,702
East Japan Railway Co.	83,000	6,451,198
Kansas City Southern	9,046	995,874
Kintetsu Corp.	396,000	1,402,426
MTR Corp. Ltd.	320,990	1,426,236
Norfolk Southern Corp.	25,667	2,617,264
Odakyu Electric Railway Co., Ltd.	135,000	1,323,969
Tobu Railway Co., Ltd.	217,000	1,049,300
Tokyu Corp.	223,000	1,486,477
Union Pacific Corp.	74,070	8,681,745

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Road & Rail - (continued)
West Japan Railway Co.	40,100	$2,074,897

		56,083,456
Transportation Infrastructure - 6.8%
Abertis Infraestructuras S.A.	86,834	1,702,049
Aeroports de Paris	7,332	880,332
Airports of Thailand PCL (NVDR)	101,000	999,817
Atlantia SpA	87,888	2,264,216
Auckland International Airport Ltd.	196,077	633,291
CCR S.A.	204,400	1,163,562
China Merchants Holdings International Co., Ltd.	221,277	814,804
COSCO Pacific Ltd.	360,435	523,451
Flughafen Zuerich AG (Registered)	882	600,111
Fraport AG Frankfurt Airport Services Worldwide	5,748	351,689
Groupe Eurotunnel SE (Registered)	102,908	1,382,486
Grupo Aeroportuario del Sureste SAB de CV, Class B*	47,200	617,796
Hamburger Hafen und Logistik AG	5,166	106,302
International Container Terminal Services, Inc.	357,840	925,175
Japan Airport Terminal Co., Ltd.	15,900	724,173
Jiangsu Expressway Co., Ltd., Class H	252,000	312,995
Prumo Logistica S.A.*	277,200	32,014
Sydney Airport	492,131	1,912,403
Tianjin Port Development Holdings Ltd.	1,260,000	255,141
Transurban Group	413,359	2,964,729
Westshore Terminals Investment Corp.	9,135	230,545

		19,397,081
Water Utilities - 3.2%
Aguas Andinas S.A., Class A	607,084	347,945
American Water Works Co., Inc.	14,724	826,605
Aqua America, Inc.	11,718	316,972

	Shares	Value
Common Stocks - (continued)
Water Utilities - (continued)
The Athens Water Supply & Sewage Co. S.A.	5,688	$37,100
Beijing Enterprises Water Group Ltd.*	856,000	566,372
California Water Service Group	4,032	98,945
China Water Affairs Group Ltd.	252,000	118,308
Cia de Saneamento Basico do Estado de Sao Paulo	79,600	394,412
Cia de Saneamento de Minas Gerais-COPASA	12,600	79,800
Guangdong Investment Ltd.	504,000	676,043
Inversiones Aguas Metropolitanas S.A.	112,518	173,774
Manila Water Co., Inc.	277,200	203,061
Pennon Group PLC	83,631	1,116,004
Puncak Niaga Holdings Bhd*	113,400	82,518
Severn Trent PLC	51,671	1,670,053
United Utilities Group PLC	147,987	2,282,627

		8,990,539
Wireless Telecommunication Services - 5.8%
America Movil SAB de CV	1,641,100	1,756,952
China Mobile Ltd.	327,500	4,329,580
SBA Communications Corp., Class A*	8,190	955,773
SoftBank Corp.	58,800	3,485,501
Tower Bersama Infrastructure Tbk PT	176,400	132,291
Vodafone Group PLC	1,642,954	5,786,411

		16,446,508

Total Common Stocks (Cost $269,946,472)		280,452,424

Total Investment Securities (Cost $269,946,472) — 98.8%		280,452,424

Other assets less liabilities — 1.2%		3,334,228

Net Assets — 100.0%		$283,786,652

*	Non-income producing security.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

January 31, 2015 (Unaudited)

Percentages shown are based on Net Assets.

Abbreviations:

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro

FDR — Finnish Depositary Receipt

GBP — British Pound

HKD — Hong Kong Dollar

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

NVDR — Non-Voting Depositary Receipt

REIT — Real Estate Investment Trust

RUB — Russian Ruble

SGD — Singapore Dollar

USD — US Dollar

ZAR — South African Rand

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,491,684
Aggregate gross unrealized depreciation	(9,263,916)

Net unrealized appreciation	$10,227,768

Federal income tax cost of investments	$270,224,656

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

January 31, 2015 (Unaudited)

Futures Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following open long futures contracts as of January 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500® Index Futures Contracts	16	03/20/15	$1,590,720	$(10,236)
EURO STOXX 50® Index Futures Contracts	18	03/20/15	680,252	60,774
FTSE 100® Index Futures Contracts	3	03/20/15	302,152	13,916
Nikkei 225 Index Futures Contracts	7	03/12/15	525,901	7,537
S&P Toronto Stock Exchange 60® Index Futures Contracts	2	03/19/15	269,885	16,600

				$88,591

Forward Foreign Currency Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following outstanding contracts as of January 31, 2015:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
AUD	163,000	Morgan Stanley	USD	133,040	03/18/15	$(6,456)
CAD	5,000	Goldman Sachs & Co.	USD	4,292	03/18/15	(351)
CAD	267,203	Morgan Stanley	USD	230,000	03/18/15	(19,384)
EUR	325,961	Morgan Stanley	USD	400,000	03/18/15	(32,034)
GBP	170,000	Goldman Sachs & Co.	USD	265,314	03/18/15	(10,065)
HKD	1,240,418	Societe Generale	USD	160,000	03/18/15	(22)
HKD	736,712	Morgan Stanley	USD	95,000	03/18/15	14
INR	8,342,763	Citibank N.A.	USD	130,000	03/18/15	3,507
INR	8,955,800	Merrill Lynch & Co., Inc.	USD	140,000	03/18/15	3,318
INR	46,947,000	Morgan Stanley	USD	728,538	03/18/15	22,744
JPY	20,464,600	Morgan Stanley	USD	170,000	03/18/15	4,300
JPY	35,216,169	Citibank N.A.	USD	300,000	03/18/15	(59)
JPY	54,670,000	Morgan Stanley	USD	462,866	03/18/15	2,767
KRW	25,340,480	Citibank N.A.	USD	23,000	03/18/15	133
RUB	7,194,803	Merrill Lynch & Co., Inc.	USD	110,000	03/18/15	(9,698)
RUB	6,295,000	Citibank N.A.	USD	100,000	03/18/15	(12,242)
RUB	10,079,000	Morgan Stanley	USD	149,252	03/18/15	(8,742)
USD	129,884	Morgan Stanley	BRL	359,000	03/18/15	(2,272)
USD	60,000	Morgan Stanley	CAD	69,778	03/18/15	4,999
USD	121,216	UBS AG	CHF	117,000	03/18/15	(6,227)
USD	100,000	Morgan Stanley	EUR	82,108	03/18/15	7,311
USD	150,000	Societe Generale	EUR	132,870	03/18/15	8
USD	57,211	Morgan Stanley	EUR	46,000	03/18/15	5,283
USD	150,000	Societe Generale	GBP	99,889	03/18/15	21
USD	200,000	Morgan Stanley	GBP	127,970	03/18/15	7,857
USD	209,973	Morgan Stanley	HKD	1,628,000	03/18/15	9
USD	275,000	Morgan Stanley	JPY	32,809,315	03/18/15	(4,442)
USD	50,000	Societe Generale	RUB	3,618,745	03/18/15	(448)
USD	95,931	Morgan Stanley	SGD	126,000	03/18/15	2,889
USD	125,000	Morgan Stanley	ZAR	1,468,444	03/18/15	(394)

						$(47,676)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

January 31, 2015 (Unaudited)

FlexShares® STOXX® Global Broad Infrastructure Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2015:

Australia	4.4%
Austria	0.1
Belgium	0.2
Brazil	0.6
Canada	11.0
Chile	0.2
China	3.0
France	3.2
Germany	5.4
Greece	0.0 †
Hong Kong	0.6
Indonesia	0.1
Italy	2.5
Japan	10.0
Luxembourg	0.3
Malaysia	0.1
Mexico	1.0
Netherlands	0.3
New Zealand	0.2
Philippines	0.5
Singapore	0.2
South Africa	0.9
South Korea	0.1
Spain	3.6
Switzerland	0.5
Taiwan	0.3
Thailand	0.7
United Kingdom	8.8
United States	40.0
Other[1]	1.2

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - 99.2%
Capital Markets - 0.2%
Dundee Corp., Class A*	9,100	$86,267
HFF, Inc., Class A	2,640	89,681

		175,948
Diversified Financial Services - 0.1%
Corp. Financiera Alba S.A.	1,664	79,522

Hotels, Restaurants & Leisure - 0.2%
Kyoritsu Maintenance Co., Ltd.	3,100	174,443

Household Durables - 1.7%
Barratt Developments PLC	146,848	1,011,006
Sumitomo Forestry Co., Ltd.	24,400	228,909

		1,239,915
Real Estate Investment Trusts (REITs) - 72.7%
Advance Residence
Investment Corp.	182	467,143
AIMS AMP Capital Industrial REIT	108,500	117,874
Alexander’s, Inc.	260	120,598
Alexandria Real Estate Equities, Inc.	10,192	993,924
American Tower Corp.	682	66,120
Apartment Investment & Management Co., Class A	22,152	882,979
Ashford Hospitality Trust, Inc.	2,772	29,161
Associated Estates Realty Corp.	10,322	257,121
AvalonBay Communities, Inc.	20,176	3,490,246
Big Yellow Group PLC	22,412	205,666
Boardwalk Real Estate Investment Trust	3,250	157,201
The British Land Co. PLC	7,514	93,611
BWP Trust	97,136	215,587
Cambridge Industrial Trust	313,000	157,298
Canadian Apartment Properties REIT	12,116	272,047
CapitaCommercial Trust	260,000	340,108
CapitaRetail China Trust	106,000	134,351
Chesapeake Lodging Trust	7,228	265,412
Columbia Property Trust, Inc.	18,226	445,990
Cousins Properties, Inc.	2,068	22,831
Daiwa House REIT Investment Corp.	8	38,888
Daiwa Office Investment Corp.	31	180,250

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Derwent London PLC	14,352	$701,624
Dexus Property Group	4,841	29,066
DiamondRock Hospitality Co.	29,770	432,558
Dream Global Real Estate Investment Trust	4,524	31,933
Duke Realty Corp.	50,336	1,098,835
DuPont Fabros Technology, Inc.	9,620	358,441
EPR Properties	7,852	510,851
Equity Commonwealth*	726	19,130
Equity Lifestyle Properties, Inc.	11,570	633,226
Equity Residential	7,462	579,126
Extra Space Storage, Inc.	15,704	1,036,464
FelCor Lodging Trust, Inc.	18,798	188,168
First Real Estate Investment Trust	110,000	106,903
Fonciere des Murs S.C.A.	2,704	76,039
Fonciere Des Regions	3,796	389,764
Frasers Centrepoint Trust	78,000	119,326
Frasers Commercial Trust	108,617	119,205
Getty Realty Corp.	3,562	66,004
Global One Real Estate Investment Corp.	52	216,252
The GPT Group	255,346	898,805
Granite Real Estate Investment Trust	2,158	75,907
Great Portland Estates PLC	52,702	621,748
H&R Real Estate Investment Trust	25,350	488,227
Hansteen Holdings PLC	115,154	195,087
Heiwa Real Estate REIT, Inc.	212	176,689
Highwoods Properties, Inc.	12,766	600,002
Hospitality Properties Trust	21,450	699,056
Host Hotels & Resorts, Inc.	116,714	2,671,584
Investa Office Fund	78,650	236,420
Iron Mountain, Inc.	26,182	1,043,091
Japan Hotel REIT Investment Corp.	156	103,057
Japan Logistics Fund, Inc.	104	223,379
Japan Rental Housing Investments, Inc.	260	207,177
Japan Retail Fund Investment Corp.	260	564,866

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Kenedix Residential Investment Corp.	78	$226,433
Kilroy Realty Corp.	11,908	882,978
Kimco Realty Corp.	59,202	1,636,935
Land Securities Group PLC	116,532	2,229,747
LaSalle Hotel Properties	15,964	645,903
The Link REIT	339,000	2,295,459
LTC Properties, Inc.	5,564	261,063
Mapletree Commercial Trust	130,000	145,555
Mapletree Greater China Commercial Trust	317,000	238,962
Mapletree Industrial Trust	185,000	209,186
Mapletree Logistics Trust	235,000	208,410
Mercialys S.A.	11,622	280,986
Morguard Real Estate Investment Trust	4,186	60,944
National Health Investors, Inc.	4,108	307,114
National Retail Properties, Inc.	18,226	780,802
Nippon Prologis REIT, Inc.	184	434,526
Northern Property Real Estate Investment Trust	208	4,044
Omega Healthcare Investors, Inc.	4,048	177,545
Parkway Life Real Estate Investment Trust	53,000	95,181
Pebblebrook Hotel Trust	9,646	447,960
Piedmont Office Realty Trust, Inc., Class A	15,522	303,145
Post Properties, Inc.	7,748	470,691
Precinct Properties New Zealand Ltd.	111,046	99,941
PS Business Parks, Inc.	3,094	260,236
Public Storage	18,200	3,655,288
Retail Opportunity Investments Corp.	4,246	75,027
RioCan Real Estate Investment Trust	25,090	582,554
RLJ Lodging Trust	17,576	598,814
Ryman Hospitality Properties, Inc.	990	54,351
Scentre Group*	562,614	1,664,915
Select Income REIT	3,796	94,407
Shaftesbury PLC	41,080	480,011
Simon Property Group, Inc.	8,294	1,647,686

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
SL Green Realty Corp.	14,664	$1,847,664
Societe Fonciere Lyonnaise S.A.	2,002	88,785
Sovran Self Storage, Inc.	4,862	460,675
Starhill Global REIT	208,000	127,589
Strategic Hotels & Resorts, Inc.*	34,918	468,600
Sunlight Real Estate Investment Trust	390,000	197,179
Sunstone Hotel Investors, Inc.	28,314	482,754
United Urban Investment Corp.	364	584,743
Urban Edge Properties*	2,140	50,804
Urstadt Biddle Properties, Inc., Class A	8,320	195,520
Vornado Realty Trust	4,280	472,683
Weingarten Realty Investors	17,680	662,646
Wereldhave N.V.	4,420	318,169
Weyerhaeuser Co.	78,052	2,798,164
Workspace Group PLC	17,810	211,316

		54,996,506
Real Estate Management & Development - 24.0%
Airport City Ltd.*	10,556	87,305
CA Immobilien Anlagen AG*	10,790	218,620
CBRE Group, Inc., Class A*	4,554	147,276
Cheung Kong Holdings Ltd.	185,000	3,543,307
Chinese Estates Holdings Ltd.	66,500	213,995
Citycon Oyj	48,230	163,602
Daejan Holdings PLC	598	49,173
Daibiru Corp.	2,600	23,064
Daito Trust Construction Co., Ltd.	10,700	1,200,123
Deutsche Annington Immobilien SE	25,272	878,360
Deutsche Wohnen AG	21,684	563,773
Fabege AB	12,532	171,488
Far East Consortium International Ltd.	267,207	105,458
First Capital Realty, Inc.	11,518	177,319
Frasers Centrepoint Ltd.	86,000	109,319
GAGFAH S.A.*	13,962	310,697
Global Logistic Properties Ltd.	234,000	437,529
Goldcrest Co., Ltd.	8,600	135,298

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Heiwa Real Estate Co., Ltd.	13,000	$186,924
HKR International Ltd.	208,000	106,772
Ho Bee Land Ltd.	78,000	119,326
Industrial Buildings Corp. Ltd.	49,920	52,769
Jones Lang LaSalle, Inc.	6,604	971,316
K Wah International Holdings Ltd.	49,681	26,848
Klovern AB, Class A	11,284	11,799
Klovern AB, Class B*	26,048	25,977
Kowloon Development Co., Ltd.	109,000	127,229
Kungsleden AB	13,618	104,533
Lend Lease Group	78,624	1,021,290
Melcor Developments Ltd.	5,668	75,949
Mitsubishi Estate Co., Ltd.	4,000	81,165
Mitsui Fudosan Co., Ltd.	1,000	25,544
Morguard Corp.	1,014	115,559
Nitsba Holdings 1995 Ltd.*	6,916	94,282
Nomura Real Estate Holdings, Inc.	19,600	333,049
Norstar Holdings, Inc.	546	13,347
NTT Urban Development Corp.	20,800	202,041
Patrizia Immobilien AG*	7,800	136,826
PSP Swiss Property AG (Registered)*	6,552	676,172
Quintain Estates & Development PLC*	62,530	90,392
Relo Holdings, Inc.	2,800	210,480
Sagax AB, Class B	10,348	68,799
Sim Lian Group Ltd.	130,000	85,027
Sinarmas Land Ltd.	236,000	113,369
Songbird Estates PLC*	15,018	78,606
Sponda Oyj	38,402	176,806
The St. Joe Co.*	6,968	112,603
Sumitomo Realty & Development Co., Ltd.	26,000	837,781
Swire Pacific Ltd., Class A	91,000	1,221,807
Swire Pacific Ltd., Class B	132,500	324,015
Swire Properties Ltd.	20,800	66,934
TAI Cheung Holdings Ltd.	130,000	107,979
Takara Leben Co., Ltd.	36,400	192,125
The Unite Group PLC	19,682	144,816

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
UOL Group Ltd.	85,706	$457,318
Wallenstam AB, Class B	3,388	56,150
Wheelock & Co., Ltd.	130,000	737,746
Wing Tai Holdings Ltd.	52,000	70,327

		18,197,503
Road & Rail - 0.3%
Sotetsu Holdings, Inc.	54,000	248,244

Transportation Infrastructure - 0.0%†
Hopewell Highway Infrastructure Ltd.	3,105	1,502

Total Common Stocks (Cost $67,790,215)		75,113,583

Total Investment Securities (Cost $67,790,215) — 99.2%		75,113,583

Other assets less liabilities — 0.8%		596,987

Net Assets — 100.0%		$75,710,570

*	Non-income producing security.
†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

REIT — Real Estate Investment Trust

SEK — Swedish Krona

SGD — Singapore Dollar

USD — US Dollar

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,600,045
Aggregate gross unrealized depreciation	(439,053)

Net unrealized appreciation	$7,160,992

Federal income tax cost of investments	$67,952,591

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

January 31, 2015 (Unaudited)

Futures Contracts

FlexShares® Global Quality Real Estate Index Fund had the following open long futures contracts as of January 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini MSCI EAFE Index Futures Contract	1	03/20/15	$88,330	$(922)
E-mini S&P 500® Index Futures Contracts	3	03/20/15	298,260	(11,107)
EURO STOXX 50® Index Futures Contract	1	03/20/15	37,792	3,560
FTSE 100® Index Futures Contract	1	03/20/15	100,717	4,849
Nikkei 225 Index Futures Contract	1	03/12/15	75,129	218

				$(3,402)

Forward Foreign Currency Contracts

FlexShares® Global Quality Real Estate Index Fund had the following outstanding contracts as of January 31, 2015:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
CAD	39,000	Goldman Sachs & Co.	USD	33,479	03/18/15	$(2,738)
CHF	57,233	UBS AG	USD	58,000	03/18/15	4,341
EUR	82,108	Morgan Stanley	USD	100,000	03/18/15	(7,311)
EUR	78,000	Morgan Stanley	USD	97,011	03/18/15	(8,959)
HKD	621,027	Morgan Stanley	USD	80,000	03/18/15	94
ILS	391,479	Morgan Stanley	USD	100,000	03/18/15	(280)
JPY	5,963,365	Goldman Sachs & Co.	USD	50,000	03/18/15	791
JPY	8,426,600	Morgan Stanley	USD	70,000	03/18/15	1,771
SEK	734,578	Morgan Stanley	USD	95,000	03/18/15	(6,168)
USD	9,794	Morgan Stanley	AUD	12,000	03/18/15	475
USD	20,000	Morgan Stanley	CAD	23,246	03/18/15	1,677
USD	74,594	UBS AG	CHF	72,000	03/18/15	(3,832)
USD	140,000	Morgan Stanley	EUR	114,931	03/18/15	10,259
USD	56,000	UBS AG	HKD	434,483	03/18/15	(36)
USD	72,000	Citibank N.A.	ILS	280,635	03/18/15	515
USD	6,926	Morgan Stanley	JPY	818,000	03/18/15	(41)
USD	65,000	Morgan Stanley	SEK	510,392	03/18/15	3,279
USD	100,033	Morgan Stanley	SEK	762,000	03/18/15	7,884
USD	49,488	Morgan Stanley	SGD	65,000	03/18/15	1,490

						$3,211

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

January 31, 2015 (Unaudited)

FlexShares® Global Quality Real Estate Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2015:

Australia	5.4%
Austria	0.3
Canada	2.8
China	0.0 †
Finland	0.5
France	1.1
Germany	2.5
Hong Kong	12.0
Israel	0.3
Japan	9.9
Netherlands	0.4
New Zealand	0.1
Singapore	4.6
Spain	0.1
Sweden	0.6
Switzerland	0.9
United Kingdom	8.1
United States	49.6
Other[1]	0.8

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - 99.2%
Aerospace & Defense - 2.1%
The Boeing Co.	14,744	$2,143,335
Exelis, Inc.	21,558	368,857
Lockheed Martin Corp.	36,672	6,907,905
Northrop Grumman Corp.	12,960	2,034,072
Raytheon Co.	30,751	3,076,638

		14,530,807
Air Freight & Logistics - 1.6%
United Parcel Service, Inc., Class B	107,724	10,647,440

Auto Components - 0.0%†
Autoliv, Inc.	1,644	174,363
Remy International, Inc.	31	650

		175,013
Banks - 6.0%
Bank of America Corp.	131,790	1,996,618
Bank of Hawaii Corp.	35,908	2,027,366
BankUnited, Inc.	2,770	76,618
Citigroup, Inc.	34,953	1,641,043
Cullen/Frost Bankers, Inc.	3,544	220,791
Fifth Third Bancorp	18,145	313,909
JPMorgan Chase & Co.	180,686	9,825,705
Wells Fargo & Co.	472,343	24,524,049

		40,626,099
Beverages - 1.1%
The Coca-Cola Co.	53,862	2,217,499
Dr. Pepper Snapple Group, Inc.	55,390	4,279,985
PepsiCo, Inc.	10,887	1,020,983

		7,518,467
Biotechnology - 0.1%
Amgen, Inc.	2,283	347,610

Capital Markets - 1.3%
Ameriprise Financial, Inc.	14,488	1,810,131
Federated Investors, Inc., Class B	112,117	3,544,018
Invesco Ltd.	91,680	3,367,407
Waddell & Reed Financial, Inc., Class A	1,548	69,211

		8,790,767
Chemicals - 2.9%
Albemarle Corp.	18,781	906,368
The Dow Chemical Co.	58,446	2,639,421

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
E.I. du Pont de Nemours & Co.	72,580	$5,168,422
LyondellBasell Industries N.V., Class A	68,378	5,408,016
Olin Corp.	130,644	3,275,245
The Scotts Miracle-Gro Co., Class A	33,616	2,132,263

		19,529,735
Commercial Services & Supplies - 1.6%
Civeo Corp.	573	1,679
Deluxe Corp.	37,818	2,455,523
KAR Auction Services, Inc.	29,987	1,022,856
Pitney Bowes, Inc.	115,555	2,771,009
R.R. Donnelley & Sons Co.	189,663	3,123,750
Vectrus, Inc.*	1,197	33,324
Waste Management, Inc.	22,156	1,139,483
West Corp.	12,728	416,206

		10,963,830
Communications Equipment - 2.3%
Cisco Systems, Inc.	328,329	8,656,394
Harris Corp.	11,460	769,310
QUALCOMM, Inc.	101,039	6,310,896

		15,736,600
Consumer Finance - 0.6%
Navient Corp.	191,191	3,774,110
SLM Corp.	60,738	553,323

		4,327,433
Containers & Packaging - 1.6%
Avery Dennison Corp.	62,457	3,264,627
Greif, Inc., Class A	17,572	671,251
MeadWestvaco Corp.	66,086	3,322,804
Packaging Corp. of America	13,938	1,057,197
Sonoco Products Co.	64,367	2,845,022

		11,160,901
Distributors - 0.4%
Genuine Parts Co.	26,167	2,431,961

Diversified Consumer Services - 0.2%
H&R Block, Inc.	42,211	1,446,993

Diversified Telecommunication Services - 2.2%
AT&T, Inc.	248,873	8,192,899
CenturyLink, Inc.	33,234	1,235,308

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Diversified Telecommunication Services - (continued)
Frontier Communications Corp.	435,098	$2,921,683
Windstream Holdings, Inc.	340,553	2,707,396

		15,057,286
Electric Utilities - 2.7%
American Electric Power Co., Inc.	61,884	3,886,934
Duke Energy Corp.	26,549	2,313,480
Entergy Corp.	44,121	3,861,029
Hawaiian Electric Industries, Inc.	34,189	1,172,683
Pepco Holdings, Inc.	36,290	996,160
Pinnacle West Capital Corp.	37,054	2,600,450
The Southern Co.	61,884	3,138,756
Westar Energy, Inc.	4,816	205,739

		18,175,231
Electrical Equipment - 0.0%†
Emerson Electric Co.	576	32,797
Rockwell Automation, Inc.	668	72,759

		105,556
Electronic Equipment, Instruments & Components - 0.1%
AVX Corp.	46,604	602,590

Energy Equipment & Services - 1.1%
Diamond Offshore Drilling, Inc.	23,302	734,712
Helmerich & Payne, Inc.	45,840	2,730,231
Noble Corp. PLC	190,427	3,088,726
North Atlantic Drilling Ltd.	1,910	2,731
RPC, Inc.	48,514	604,970
Schlumberger Ltd.	7,067	582,250
Seadrill Ltd.	764	8,205
Transocean Ltd.	764	12,453

		7,764,278
Food & Staples Retailing - 0.7%
Sysco Corp.	84,804	3,321,773
Wal-Mart Stores, Inc.	13,370	1,136,182

		4,457,955
Food Products - 0.7%
Archer-Daniels-Midland Co.	4,320	201,442
General Mills, Inc.	30,751	1,613,812

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
Kellogg Co.	17,763	$1,164,897
Kraft Foods Group, Inc.	29,223	1,909,431

		4,889,582
Gas Utilities - 0.5%
AGL Resources, Inc.	60,738	3,424,408

Health Care Equipment & Supplies - 0.4%
Abbott Laboratories	51,188	2,291,175
Medtronic PLC	9,860	704,004

		2,995,179
Health Care Providers & Services - 1.7%
AmerisourceBergen Corp.	44,694	4,248,165
Anthem, Inc.	6,708	905,312
Cardinal Health, Inc.	48,514	4,035,879
Owens & Minor, Inc.	33,616	1,150,676
UnitedHealth Group, Inc.	11,269	1,197,331

		11,537,363
Hotels, Restaurants & Leisure - 2.6%
Brinker International, Inc.	13,104	765,667
Cracker Barrel Old Country Store, Inc.	20,628	2,774,672
Darden Restaurants, Inc.	46,031	2,825,383
International Game Technology	62,784	1,062,305
Las Vegas Sands Corp.	66,277	3,603,480
McDonald’s Corp.	59,019	5,455,716
Six Flags Entertainment Corp.	9,932	426,679
Wynn Resorts Ltd.	2,886	426,984

		17,340,886
Household Durables - 0.9%
Garmin Ltd.	12,033	630,048
Leggett & Platt, Inc.	53,671	2,287,995
Tupperware Brands Corp.	50,233	3,396,253

		6,314,296
Household Products - 2.1%
The Clorox Co.	33,425	3,566,782
Kimberly-Clark Corp.	50,615	5,464,395
The Procter & Gamble Co.	61,120	5,151,805

		14,182,982
Industrial Conglomerates - 2.3%
3M Co.	26,740	4,339,902

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Industrial Conglomerates - (continued)
General Electric Co.	456,681	$10,910,109

		15,250,011
Insurance - 3.4%
Aflac, Inc.	21,010	1,199,251
American National Insurance Co.	576	59,927
AmTrust Financial Services, Inc.	63,794	3,229,252
Arthur J Gallagher & Co.	432	19,194
Cincinnati Financial Corp.	3,056	154,358
Erie Indemnity Co., Class A	40,492	3,509,037
First American Financial Corp.	17,381	591,302
FNF Group	10,080	353,808
FNFV Group*	171	2,120
Mercury General Corp.	18,527	1,058,818
MetLife, Inc.	47,941	2,229,256
Old Republic International Corp.	34,571	485,377
PartnerRe Ltd.	30,560	3,496,064
Principal Financial Group, Inc.	60,929	2,859,398
Validus Holdings Ltd.	97,792	3,877,453

		23,124,615
Internet Software & Services - 0.1%
IAC/InterActiveCorp	5,921	360,885

IT Services - 4.7%
Accenture PLC, Class A	101,039	8,490,307
Automatic Data Processing, Inc.	16,044	1,324,111
Booz Allen Hamilton Holding Corp.	88,242	2,568,725
Broadridge Financial Solutions, Inc.	65,322	3,134,803
International Business Machines Corp.	50,424	7,730,503
Paychex, Inc.	66,850	3,025,631
Visa, Inc., Class A	2,101	535,566
The Western Union Co.	211,055	3,587,935
Xerox Corp.	100,848	1,328,168

		31,725,749
Leisure Products - 0.6%
Hasbro, Inc.	54,053	2,968,591

	Shares	Value
Common Stocks - (continued)
Leisure Products - (continued)
Mattel, Inc.	29,605	$796,374

		3,764,965
Machinery - 1.1%
Caterpillar, Inc.	95,882	7,667,684

Media - 0.5%
Comcast Corp., Class A	7,366	391,466
Gannett Co., Inc.	19,458	603,393
Meredith Corp.	720	37,483
Omnicom Group, Inc.	13,561	987,241
Regal Entertainment Group, Class A	28,459	602,192
The Walt Disney Co.	8,786	799,175

		3,420,950
Metals & Mining - 0.0%†
Cliffs Natural Resources, Inc.	17,572	112,812
Commercial Metals Co.	4,878	65,463

		178,275
Multiline Retail - 1.0%
Kohl’s Corp.	2,580	154,078
Macy’s, Inc.	45,840	2,928,259
Target Corp.	50,233	3,697,651

		6,779,988
Multi-Utilities - 3.4%
Ameren Corp.	15,471	700,527
CenterPoint Energy, Inc.	146,497	3,382,616
Consolidated Edison, Inc.	61,502	4,260,859
DTE Energy Co.	23,493	2,106,382
Integrys Energy Group, Inc.	54,435	4,414,679
Public Service Enterprise Group, Inc.	94,736	4,043,332
Vectren Corp.	83,849	4,018,044

		22,926,439
Oil, Gas & Consumable Fuels - 9.1%
Chevron Corp.	91,107	9,341,201
ConocoPhillips Co.	196,730	12,390,055
CVR Energy, Inc.	7,831	300,084
Exxon Mobil Corp.	206,280	18,032,998
HollyFrontier Corp.	92,826	3,334,310
Kinder Morgan, Inc.	48,705	1,999,340
Marathon Petroleum Corp.	9,288	859,976

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp.	55,772	$4,461,760
ONEOK, Inc.	59,210	2,607,016
PBF Energy, Inc., Class A	10,320	289,992
Phillips 66	92,635	6,514,093
Spectra Energy Corp.	33,998	1,136,893
Western Refining, Inc.	8,786	326,224

		61,593,942
Paper & Forest Products - 1.1%
Domtar Corp.	77,928	2,984,643
International Paper Co.	86,523	4,556,301

		7,540,944
Pharmaceuticals - 8.7%
Bristol-Myers Squibb Co.	64,367	3,879,399
Eli Lilly & Co.	24,336	1,752,192
Johnson & Johnson	83,658	8,377,512
Merck & Co., Inc.	360,226	21,714,424
Pfizer, Inc.	738,597	23,081,156

		58,804,683
Real Estate Investment Trusts (REITs) - 6.5%
Brandywine Realty Trust	401	6,661
CBL & Associates Properties, Inc.	39,919	823,130
Chimera Investment Corp.	64,558	202,712
Columbia Property Trust, Inc.	98,174	2,402,318
Corrections Corp. of America	91,871	3,612,368
Digital Realty Trust, Inc.	44,694	3,259,980
EPR Properties	46,604	3,032,056
Gaming and Leisure Properties, Inc.	103,140	3,365,458
The Geo Group, Inc.	87,287	3,798,730
HCP, Inc.	82,512	3,901,992
Highwoods Properties, Inc.	120	5,640
Hospitality Properties Trust	70,861	2,309,360
Iron Mountain, Inc.	82,130	3,272,059
Lamar Advertising Co., Class A	1,528	85,599
Liberty Property Trust	18,718	754,335
MFA Financial, Inc.	29,223	229,108
National Health Investors, Inc.	15,213	1,137,324

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
National Retail Properties, Inc.	73	$3,127
Omega Healthcare Investors, Inc.	69,524	3,049,323
Outfront Media, Inc.	14,889	422,103
Realty Income Corp.	17,572	954,335
Retail Properties of America, Inc., Class A	11,052	195,510
Ryman Hospitality Properties, Inc.	50,615	2,778,764
Senior Housing Properties Trust	10,123	235,765
Sun Communities, Inc.	11,624	787,294
WP Carey, Inc.	41,829	3,003,740
WP GLIMCHER, Inc.	28,841	509,909

		44,138,700
Road & Rail - 0.0%†
Landstar System, Inc.	5,042	323,091

Semiconductors & Semiconductor Equipment - 2.1%
KLA-Tencor Corp.	10,505	645,742
Linear Technology Corp.	78,692	3,536,419
Maxim Integrated Products, Inc.	22,156	733,142
Texas Instruments, Inc.	159,103	8,504,055
Xilinx, Inc.	20,246	780,990

		14,200,348
Software - 0.9%
CA, Inc.	102,567	3,107,780
CDK Global, Inc.	1,690	76,320
Intuit, Inc.	7,690	667,646
Microsoft Corp.	15,312	618,605
Oracle Corp.	34,762	1,456,180
Symantec Corp.	18,718	463,645

		6,390,176
Specialty Retail - 4.3%
Best Buy Co., Inc.	88,236	3,105,907
Foot Locker, Inc.	26,358	1,402,773
GameStop Corp., Class A	75,063	2,645,971
Guess?, Inc.	139,430	2,618,495
The Home Depot, Inc.	146,497	15,297,217

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Specialty Retail - (continued)
Staples, Inc.	259,378	$4,422,395

		29,492,758
Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	241,424	28,285,236
Diebold, Inc.	12,606	393,307
Hewlett-Packard Co.	95,956	3,466,890
Lexmark International, Inc., Class A	52,716	2,103,896
Seagate Technology PLC	65,895	3,719,114
Western Digital Corp.	32,852	3,194,200

		41,162,643
Textiles, Apparel & Luxury Goods - 1.0%
Coach, Inc.	89,961	3,345,650
Hanesbrands, Inc.	32,400	3,608,712

		6,954,362
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	31,133	481,005
People’s United Financial, Inc.	19,291	271,424

		752,429
Tobacco - 4.7%
Altria Group, Inc.	294,522	15,639,118
Lorillard, Inc.	54,626	3,584,012
Philip Morris International, Inc.	110,207	8,843,010
Reynolds American, Inc.	52,907	3,595,030

		31,661,170

Total Common Stocks (Cost $618,031,719)		673,296,055

Value
Total Investment Securities (Cost $618,031,719) — 99.2%	$673,296,055

Other assets less liabilities — 0.8%	5,120,632

Net Assets — 100.0%	$678,416,687

*	Non-income producing security.
†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviation:

REIT — Real Estate Investment Trust

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$71,250,853
Aggregate gross unrealized depreciation	(15,977,249)

Net unrealized appreciation	$55,273,604

Federal income tax cost of investments	$618,022,451

Futures Contracts

FlexShares® Quality Dividend Index Fund had the following open long futures contracts as of January 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-mini S&P 500® Index Futures Contracts	51	03/20/15	$5,070,420	$(20,827)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - 99.0%
Aerospace & Defense - 2.1%
Exelis, Inc.	15,550	$266,060
L-3 Communications Holdings, Inc.	896	110,316
Lockheed Martin Corp.	9,950	1,874,282
Northrop Grumman Corp.	5,000	784,750
Raytheon Co.	7,500	750,375

		3,785,783
Air Freight & Logistics - 2.1%
C.H. Robinson Worldwide, Inc.	11,500	819,030
United Parcel Service, Inc., Class B	29,200	2,886,128

		3,705,158
Airlines - 0.1%
Delta Air Lines, Inc.	3,726	176,277

Auto Components - 0.1%
Delphi Automotive PLC	1,602	110,106
Remy International, Inc.	451	9,592

		119,698
Banks - 5.5%
Bank of America Corp.	23,500	356,025
Bank of Hawaii Corp.	21,100	1,191,306
BankUnited, Inc.	960	26,554
Citigroup, Inc.	6,450	302,827
Cullen/Frost Bankers, Inc.	950	59,185
FNB Corp./Pennsylvania	234	2,808
JPMorgan Chase & Co.	15,000	815,700
U.S. Bancorp/Minnesotta	18,800	787,908
Wells Fargo & Co.	117,350	6,092,812

		9,635,125
Beverages - 2.0%
The Coca-Cola Co.	9,100	374,647
Dr. Pepper Snapple Group, Inc.	16,050	1,240,183
PepsiCo, Inc.	20,000	1,875,600

		3,490,430
Capital Markets - 0.5%
Federated Investors, Inc., Class B	30,100	951,461

	Shares	Value
Common Stocks - (continued)
Chemicals - 1.9%
The Dow Chemical Co.	2,144	$96,823
E.I. du Pont de Nemours & Co.	4,900	348,929
LyondellBasell Industries N.V., Class A	18,050	1,427,574
Olin Corp.	35,400	887,478
The Scotts Miracle-Gro Co., Class A	8,850	561,356

		3,322,160
Commercial Services & Supplies - 1.5%
Civeo Corp.	13,674	40,065
KAR Auction Services, Inc.	4,500	153,495
Pitney Bowes, Inc.	33,850	811,723
R.R. Donnelley & Sons Co.	54,800	902,556
Republic Services, Inc.	5,900	234,112
Vectrus, Inc.*	798	22,216
Waste Management, Inc.	5,750	295,723
West Corp.	3,700	120,990

		2,580,880
Communications Equipment - 1.4%
Cisco Systems, Inc.	75,250	1,983,966
Harris Corp.	5,950	399,424
QUALCOMM, Inc.	400	24,984

		2,408,374
Consumer Finance - 0.6%
Navient Corp.	45,450	897,183
Santander Consumer USA Holdings, Inc.	1,650	29,453
SLM Corp.	10,200	92,922

		1,019,558
Containers & Packaging - 1.4%
Bemis Co., Inc.	22,350	990,105
Greif, Inc., Class A	8,100	309,420
Packaging Corp. of America	2,214	167,932

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Containers & Packaging - (continued)
Sonoco Products Co.	21,100	$932,620

		2,400,077
Distributors - 0.5%
Genuine Parts Co.	8,950	831,813

Diversified Consumer Services - 0.1%
H&R Block, Inc.	6,450	221,106

Diversified Telecommunication Services - 2.3%
AT&T, Inc.	74,150	2,441,018
CenturyLink, Inc.	4,400	163,548
Frontier Communications Corp.	88,550	594,613
Verizon Communications, Inc.	1,782	81,455
Windstream Holdings, Inc.	93,650	744,518

		4,025,152
Electric Utilities - 2.7%
American Electric Power
Co., Inc.	16,550	1,039,505
Duke Energy Corp.	16,450	1,433,453
Entergy Corp.	10,350	905,729
Hawaiian Electric Industries, Inc.	7,200	246,960
Pinnacle West Capital Corp.	6,800	477,224
The Southern Co.	12,400	628,928

		4,731,799
Electrical Equipment - 0.0%†
Emerson Electric Co.	1,568	89,282

Energy Equipment & Services - 1.4%
Diamond Offshore Drilling, Inc.	5,100	160,803
Helmerich & Payne, Inc.	11,400	678,984
Noble Corp. PLC	56,900	922,918
RPC, Inc.	43,350	540,574
Schlumberger Ltd.	2,050	168,900

		2,472,179
Food & Staples Retailing - 1.6%
Safeway, Inc.*^	16,900	—
Sysco Corp.	22,250	871,533

	Shares	Value
Common Stocks - (continued)
Food & Staples Retailing - (continued)
Wal-Mart Stores, Inc.	23,150	$1,967,287

		2,838,820
Food Products - 1.6%
Archer-Daniels-Midland Co.	3,906	182,137
Campbell Soup Co.	15,867	725,756
General Mills, Inc.	6,050	317,504
Kellogg Co.	17,200	1,127,976
Kraft Foods Group, Inc.	7,300	476,982

		2,830,355
Gas Utilities - 0.5%
AGL Resources, Inc.	17,100	964,098

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories	9,750	436,410

Health Care Providers & Services - 3.4%
Anthem, Inc.	7,650	1,032,444
Cardinal Health, Inc.	11,700	973,323
Owens & Minor, Inc.	7,550	258,436
UnitedHealth Group, Inc.	34,800	3,697,500

		5,961,703
Hotels, Restaurants & Leisure - 2.4%
Brinker International, Inc.	15,300	893,979
Cracker Barrel Old Country Store, Inc.	4,200	564,942
Darden Restaurants, Inc.	11,352	696,786
Domino’s Pizza, Inc.	3,700	366,485
Las Vegas Sands Corp.	327	17,779
McDonald’s Corp.	17,800	1,645,432
Six Flags Entertainment Corp.	900	38,664

		4,224,067
Household Durables - 0.8%
Garmin Ltd.	2,250	117,810
Leggett & Platt, Inc.	13,700	584,031
Tupperware Brands Corp.	10,900	736,949

		1,438,790
Household Products - 2.0%
The Clorox Co.	8,050	859,015
Kimberly-Clark Corp.	12,600	1,360,296

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Household Products - (continued)
The Procter & Gamble Co.	14,550	$1,226,420

		3,445,731
Industrial Conglomerates - 1.7%
3M Co.	3,850	624,855
General Electric Co.	101,450	2,423,640

		3,048,495
Insurance - 5.6%
Allied World Assurance Co.
Holdings AG	17,950	694,126
American National Insurance Co.	272	28,299
AmTrust Financial Services, Inc.	17,700	895,974
Arthur J Gallagher & Co.	567	25,192
Cincinnati Financial Corp.	3,000	151,530
Erie Indemnity Co., Class A	8,400	727,944
Everest Re Group Ltd.	4,150	711,227
First American Financial Corp.	3,450	117,369
FNF Group	6,972	244,717
FNFV Group*	2,321	28,780
HCC Insurance Holdings, Inc.	21,741	1,159,665
Marsh & McLennan Cos., Inc.	16,100	865,697
Mercury General Corp.	2,750	157,163
Old Republic International Corp.	7,300	102,492
PartnerRe Ltd.	6,850	783,640
ProAssurance Corp.	13,000	576,810
The Travelers Cos., Inc.	12,350	1,269,827
Validus Holdings Ltd.	20,300	804,895
Willis Group Holdings PLC	13,550	586,715

		9,932,062
Internet Software & Services - 0.0%†
IAC/InterActiveCorp	250	15,237

IT Services - 6.7%
Accenture PLC, Class A	25,900	2,176,377
Automatic Data Processing, Inc.	3,750	309,487
Booz Allen Hamilton Holding Corp.	18,450	537,079

	Shares	Value
Common Stocks - (continued)
IT Services - (continued)
Broadridge Financial Solutions, Inc.	21,600	$1,036,584
Fidelity National Information Services, Inc.	5,700	355,851
International Business Machines Corp.	34,850	5,342,854
Leidos Holdings, Inc.	13,200	546,480
Paychex, Inc.	13,650	617,799
Visa, Inc., Class A	550	140,201
The Western Union Co.	41,850	711,450

		11,774,162
Leisure Products - 0.5%
Hasbro, Inc.	15,050	826,546

Media - 0.8%
Cablevision Systems Corp., Class A	19,950	377,454
Comcast Corp., Class A	1,296	68,876
Gannett Co., Inc.	4,680	145,127
John Wiley & Sons, Inc., Class A	864	53,533
Meredith Corp.	2,520	131,191
Omnicom Group, Inc.	982	71,490
Regal Entertainment Group, Class A	7,100	150,236
Time Warner Cable, Inc.	1,323	180,100
The Walt Disney Co.	3,350	304,716

		1,482,723
Metals & Mining - 0.1%
Cliffs Natural Resources, Inc.	15,394	98,829
Commercial Metals Co.	2,909	39,039

		137,868
Multiline Retail - 1.5%
Kohl’s Corp.	13,900	830,108
Macy’s, Inc.	16,250	1,038,050
Target Corp.	10,250	754,502

		2,622,660
Multi-Utilities - 3.4%
Ameren Corp.	4,050	183,384
CenterPoint Energy, Inc.	39,200	905,128
CMS Energy Corp.	9,950	375,413

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Multi-Utilities - (continued)
Consolidated Edison, Inc.	19,900	$1,378,672
Integrys Energy Group, Inc.	11,050	896,155
PG&E Corp.	552	32,463
Public Service Enterprise Group, Inc.	22,250	949,630
TECO Energy, Inc.	10,000	213,300
Vectren Corp.	15,100	723,592
Wisconsin Energy Corp.	7,650	426,641

		6,084,378
Oil, Gas & Consumable Fuels - 8.6%
Chevron Corp.	26,100	2,676,033
ConocoPhillips Co.	54,950	3,460,751
CVR Energy, Inc.	350	13,412
Exxon Mobil Corp.	79,200	6,923,664
HollyFrontier Corp.	16,250	583,700
Kinder Morgan, Inc.	9,450	387,922
ONEOK, Inc.	20,150	887,205
PBF Energy, Inc., Class A	3,300	92,730
Spectra Energy Corp.	2,800	93,632
Teekay Corp.	1,476	62,479

		15,181,528
Paper & Forest Products - 0.3%
Domtar Corp.	15,350	587,905

Pharmaceuticals - 8.6%
Bristol-Myers Squibb Co.	22,350	1,347,034
Eli Lilly & Co.	4,771	343,512
Johnson & Johnson	15,950	1,597,233
Merck & Co., Inc.	93,500	5,636,180
Pfizer, Inc.	202,050	6,314,063

		15,238,022
Real Estate Investment Trusts (REITs) - 6.0%
Annaly Capital Management, Inc.	31,650	334,224
Columbia Property Trust, Inc.	332	8,124
Corrections Corp. of America	21,650	851,278
Digital Realty Trust, Inc.	7,250	528,815
EPR Properties	6,800	442,408
Gaming and Leisure Properties, Inc.	24,000	783,120

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
The Geo Group, Inc.	21,550	$937,856
HCP, Inc.	21,300	1,007,277
Health Care REIT, Inc.	7,300	598,235
Highwoods Properties, Inc.	2,022	95,034
Home Properties, Inc.	8,945	630,622
Hospitality Properties Trust	18,250	594,768
Iron Mountain, Inc.	18,250	727,080
Medical Properties Trust, Inc.	1,974	30,340
MFA Financial, Inc.	10,250	80,360
National Health Investors, Inc.	12,800	956,928
National Retail Properties, Inc.	14,000	599,760
Omega Healthcare Investors, Inc.	13,700	600,882
Piedmont Office Realty Trust, Inc., Class A	3,688	72,027
Realty Income Corp.	3,150	171,077
WP Carey, Inc.	8,200	588,842

		10,639,057
Road & Rail - 0.1%
Landstar System, Inc.	1,760	112,781

Semiconductors & Semiconductor Equipment - 2.5%
KLA-Tencor Corp.	954	58,642
Linear Technology Corp.	23,590	1,060,135
Marvell Technology Group Ltd.	67,644	1,047,806
Maxim Integrated Products, Inc.	6,004	198,672
Texas Instruments, Inc.	38,450	2,055,152

		4,420,407
Software - 1.0%
CA, Inc.	26,850	813,555
CDK Global, Inc.	908	41,005
Microsoft Corp.	2,736	110,534
Oracle Corp.	5,850	245,057
Symantec Corp.	19,150	474,346

		1,684,497

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Specialty Retail - 2.7%
Best Buy Co., Inc.	8,894	$313,069
Foot Locker, Inc.	3,096	164,769
GameStop Corp., Class A	17,800	627,450
The Home Depot, Inc.	21,900	2,286,798
L Brands, Inc.	1,142	96,647
Rent-A-Center, Inc.	3,066	105,103
Staples, Inc.	69,500	1,184,975

		4,778,811
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	57,200	6,701,552
Diebold, Inc.	1,650	51,480
Hewlett-Packard Co.	8,511	307,502
Lexmark International, Inc., Class A	14,500	578,695
Seagate Technology PLC	9,600	541,824
Western Digital Corp.	3,650	354,890

		8,535,943
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	26,300	978,097

Thrifts & Mortgage Finance - 0.2%
New York Community Bancorp, Inc.	7,200	111,240
People’s United Financial, Inc.	18,650	262,406

		373,646

	Shares	Value
Common Stocks - (continued)
Tobacco - 4.6%
Altria Group, Inc.	83,150	$4,415,265
Lorillard, Inc.	19,350	1,269,553
Philip Morris International, Inc.	26,050	2,090,252
Reynolds American, Inc.	5,500	373,725

		8,148,795

Total Common Stocks (Cost $163,593,274)		174,709,906

Total Investment Securities (Cost $163,593,274) — 99.0%		174,709,906

Other assets less liabilities — 1.0%		1,806,970

Net Assets — 100.0%		$176,516,876

*	Non-income producing security.

†	Amount represents less than 0.05%.

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At January 31, 2015, the value of these securities amounted to $0 or 0.00% of net assets.

Percentages shown are based on Net Assets.

Abbreviation:

REIT — Real Estate Investment Trust

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,146,155
Aggregate gross unrealized depreciation	(3,027,370)

Net unrealized appreciation	$11,118,785

Federal income tax cost of investments	$163,591,121

Futures Contracts

FlexShares® Quality Dividend Defensive Index Fund had the following open long futures contracts as of January 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-mini S&P 500® Index Futures Contracts	15	03/20/15	$1,491,300	$(5,953)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - 99.3%
Aerospace & Defense - 1.7%
Exelis, Inc.	1,308	$22,380
Lockheed Martin Corp.	5,916	1,114,397
Northrop Grumman Corp.	3,132	491,567
Raytheon Co.	780	78,039

		1,706,383
Air Freight & Logistics - 0.3%
United Parcel Service, Inc., Class B	3,132	309,567

Auto Components - 0.1%
Autoliv, Inc.	76	8,061
Cooper Tire & Rubber Co.	965	33,572
Dana Holding Corp.	1,073	22,394
Johnson Controls, Inc.	396	18,402

		82,429
Banks - 8.1%
Bank of America Corp.	23,751	359,828
Bank of Hawaii Corp.	145	8,187
Citigroup, Inc.	7,076	332,218
Fifth Third Bancorp	26,941	466,079
JPMorgan Chase & Co.	62,640	3,406,363
Webster Financial Corp.	1,202	36,697
Wells Fargo & Co.	70,702	3,670,848

		8,280,220
Beverages - 0.6%
The Coca-Cola Co.	6,380	262,664
Dr. Pepper Snapple Group, Inc.	4,011	309,930
PepsiCo, Inc.	870	81,589

		654,183
Capital Markets - 2.3%
Ameriprise Financial, Inc.	5,365	670,303
BlackRock, Inc.	667	227,120
Federated Investors, Inc., Class B	15,196	480,346
Invesco Ltd.	11,571	425,003
Janus Capital Group, Inc.	9,367	164,297
Waddell & Reed Financial, Inc., Class A	8,004	357,859

		2,324,928
Chemicals - 3.0%
Albemarle Corp.	3,204	154,606
The Dow Chemical Co.	10,353	467,541

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
E.I. du Pont de Nemours & Co.	13,195	$939,616
Huntsman Corp.	4,669	102,531
LyondellBasell Industries N.V., Class A	10,585	837,168
Olin Corp.	21,460	538,002

		3,039,464
Commercial Services & Supplies - 1.6%
Deluxe Corp.	8,497	551,710
KAR Auction Services, Inc.	2,958	100,897
Pitney Bowes, Inc.	13,514	324,066
R.R. Donnelley & Sons Co.	31,552	519,661
Vectrus, Inc.*	72	2,004
Waste Management, Inc.	348	17,898
West Corp.	2,755	90,089

		1,606,325
Communications Equipment - 2.1%
Cisco Systems, Inc.	57,623	1,519,230
Harris Corp.	2,523	169,369
QUALCOMM, Inc.	6,641	414,797

		2,103,396
Consumer Finance - 0.6%
Navient Corp.	27,492	542,692
SLM Corp.	8,845	80,578

		623,270
Containers & Packaging - 0.9%
Avery Dennison Corp.	11,279	589,553
Greif, Inc., Class A	2,581	98,594
MeadWestvaco Corp.	3,538	177,891
Packaging Corp. of America	1,422	107,859

		973,897
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	40,977	1,348,963
CenturyLink, Inc.	4,292	159,534
Frontier Communications Corp.	54,491	365,907
Windstream Holdings, Inc.	55,100	438,045

		2,312,449
Electric Utilities - 2.8%
American Electric Power Co., Inc.	7,888	495,445
Duke Energy Corp.	6,351	553,426
Entergy Corp.	6,032	527,860

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electric Utilities - (continued)
Hawaiian Electric Industries, Inc.	3,828	$131,301
Pepco Holdings, Inc.	1,898	52,100
Pinnacle West Capital Corp.	6,438	451,819
The Southern Co.	7,192	364,778
Westar Energy, Inc.	6,090	260,165

		2,836,894
Electrical Equipment - 0.6%
Eaton Corp. PLC	5,452	343,967
Emerson Electric Co.	4,553	259,248
Rockwell Automation, Inc.	350	38,122

		641,337
Electronic Equipment, Instruments & Components - 0.7%
AVX Corp.	8,526	110,241
Corning, Inc.	11,830	281,199
TE Connectivity Ltd.	3,422	227,186
Vishay Intertechnology, Inc.	7,980	108,688

		727,314
Energy Equipment & Services - 1.8%
Diamond Offshore Drilling, Inc.	3,509	110,639
Helmerich & Payne, Inc.	7,453	443,901
National Oilwell Varco, Inc.	6,061	329,900
Noble Corp. PLC	25,781	418,168
North Atlantic Drilling Ltd.	28,594	40,889
Schlumberger Ltd.	3,045	250,877
Seadrill Ltd.	10,643	114,306
Transocean Ltd.	11,020	179,626

		1,888,306
Food & Staples Retailing - 0.7%
Sysco Corp.	15,747	616,810
Wal-Mart Stores, Inc.	1,450	123,221

		740,031
Food Products - 0.3%
Kraft Foods Group, Inc.	4,466	291,808

Gas Utilities - 0.5%
AGL Resources, Inc.	8,236	464,346

Health Care Equipment & Supplies - 0.8%
Hill-Rom Holdings, Inc.	7,163	342,105

	Shares	Value
Common Stocks - (continued)
Health Care Equipment & Supplies - (continued)
Medtronic PLC	7,047	$503,143

		845,248
Health Care Providers & Services - 1.2%
Anthem, Inc.	6,496	876,700
Cardinal Health, Inc.	2,465	205,063
HealthSouth Corp.	2,468	108,839
Owens & Minor, Inc.	1,450	49,634

		1,240,236
Hotels, Restaurants & Leisure - 2.0%
Cracker Barrel Old Country
Store, Inc.	3,045	409,583
Darden Restaurants, Inc.	7,868	482,938
International Game Technology	319	5,397
Las Vegas Sands Corp.	10,353	562,893
Royal Caribbean Cruises Ltd.	2,610	197,186
Six Flags Entertainment Corp.	1,740	74,750
Starwood Hotels & Resorts Worldwide, Inc.	1,566	112,705
Wyndham Worldwide Corp.	2,552	213,832
Wynn Resorts Ltd.	128	18,938

		2,078,222
Household Durables - 1.1%
Garmin Ltd.	1,479	77,441
Leggett & Platt, Inc.	9,686	412,914
Newell Rubbermaid, Inc.	2,320	85,538
Tupperware Brands Corp.	6,177	417,627
Whirlpool Corp.	667	132,786

		1,126,306
Household Products - 0.6%
The Procter & Gamble Co.	6,757	569,548

Industrial Conglomerates - 1.5%
General Electric Co.	64,612	1,543,581

Insurance - 3.5%
Aflac, Inc.	10,962	625,711
Assured Guaranty Ltd.	22,098	539,633
Cincinnati Financial Corp.	1,073	54,197
Erie Indemnity Co., Class A	980	84,927
Lincoln National Corp.	11,426	571,072
Mercury General Corp.	899	51,378

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
MetLife, Inc.	9,048	$420,732
Old Republic International Corp.	6,583	92,425
Principal Financial Group, Inc.	7,859	368,823
Protective Life Corp.	6,264	438,167
Prudential Financial, Inc.	4,582	347,682

		3,594,747
Internet Software & Services - 0.1%
IAC/InterActiveCorp	1,450	88,378

IT Services - 3.7%
Accenture PLC, Class A	14,993	1,259,862
Broadridge Financial Solutions, Inc.	13,427	644,362
International Business Machines Corp.	1,566	240,084
Leidos Holdings, Inc.	290	12,006
Paychex, Inc.	10,005	452,826
Visa, Inc., Class A	319	81,316
The Western Union Co.	28,768	489,056
Xerox Corp.	47,473	625,219

		3,804,731
Leisure Products - 0.8%
Brunswick Corp.	3,335	181,024
Hasbro, Inc.	8,584	471,433
Mattel, Inc.	5,162	138,858

		791,315
Machinery - 2.7%
Caterpillar, Inc.	15,718	1,256,969
Cummins, Inc.	4,527	631,335
The Manitowoc Co., Inc.	4,379	81,887
The Timken Co.	9,744	370,369
Trinity Industries, Inc.	14,674	388,421

		2,728,981
Media - 1.2%
Cablevision Systems Corp.,
Class A	9,860	186,551
Comcast Corp., Class A	2,404	127,761
Gannett Co., Inc.	1,440	44,654
The Interpublic Group of Cos., Inc.	5,829	116,230
Meredith Corp.	590	30,715
Omnicom Group, Inc.	6,757	491,910

	Shares	Value
Common Stocks - (continued)
Media - (continued)
Regal Entertainment Group, Class A	3,915	$82,841
The Walt Disney Co.	1,363	123,979

		1,204,641
Metals & Mining - 0.5%
Cliffs Natural Resources, Inc.	11,571	74,286
Steel Dynamics, Inc.	20,822	354,807
U.S. Silica Holdings, Inc.	2,871	72,349

		501,442
Multiline Retail - 0.1%
Macy’s, Inc.	1,568	100,164

Multi-Utilities - 3.6%
CenterPoint Energy, Inc.	22,272	514,260
Consolidated Edison, Inc.	9,971	690,791
DTE Energy Co.	5,916	530,429
Integrys Energy Group, Inc.	7,047	571,512
Public Service Enterprise Group, Inc.	15,283	652,278
TECO Energy, Inc.	2,465	52,578
Vectren Corp.	14,877	712,906

		3,724,754
Oil, Gas & Consumable Fuels - 8.4%
Chevron Corp.	11,745	1,204,215
ConocoPhillips Co.	32,161	2,025,500
CVR Energy, Inc.	4,785	183,361
Exxon Mobil Corp.	15,718	1,374,067
Kinder Morgan, Inc.	6,580	270,109
Marathon Petroleum Corp.	7,134	660,537
Occidental Petroleum Corp.	10,585	846,800
ONEOK, Inc.	11,339	499,256
Phillips 66	14,442	1,015,561
Spectra Energy Corp.	8,554	286,046
Teekay Corp.	423	17,906
Tesoro Corp.	918	75,028
Western Refining, Inc.	3,306	122,752

		8,581,138
Paper & Forest Products - 1.0%
Domtar Corp.	12,499	478,712

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Paper & Forest Products - (continued)
International Paper Co.	10,556	$555,879

		1,034,591
Pharmaceuticals - 8.8%
Bristol-Myers Squibb Co.	11,223	676,410
Eli Lilly & Co.	3,753	270,216
Johnson & Johnson	9,628	964,148
Merck & Co., Inc.	56,724	3,419,323
Pfizer, Inc.	115,797	3,618,656

		8,948,753
Real Estate Investment Trusts (REITs) - 6.3%
CBL & Associates
Properties, Inc.	6,525	134,546
Chimera Investment Corp.	25,723	80,770
Columbia Property Trust, Inc.	12,432	304,211
Corrections Corp. of America	12,064	474,356
Digital Realty Trust, Inc.	5,394	393,438
EPR Properties	5,394	350,934
Gaming and Leisure Properties, Inc.	15,486	505,308
The Geo Group, Inc.	13,862	603,274
Hospitality Properties Trust	12,006	391,276
Host Hotels & Resorts, Inc.	20,677	473,297
Iron Mountain, Inc.	13,295	529,673
Lamar Advertising Co., Class A	667	37,365
LaSalle Hotel Properties	10,469	423,576
Liberty Property Trust	2,494	100,508
The Macerich Co.	1,290	110,953
MFA Financial, Inc.	6,554	51,383
Omega Healthcare Investors, Inc.	8,323	365,047
Outfront Media, Inc.	361	10,234
Ryman Hospitality Properties, Inc.	10,852	595,775
Senior Housing Properties Trust	4,234	98,610
WP Carey, Inc.	4,669	335,281
WP GLIMCHER, Inc.	5,510	97,417

		6,467,232
Semiconductors & Semiconductor Equipment - 1.9%
KLA-Tencor Corp.	1,392	85,566

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Linear Technology Corp.	8,120	$364,913
Maxim Integrated Products, Inc.	4,176	138,184
Texas Instruments, Inc.	25,375	1,356,294

		1,944,957
Software - 1.1%
CA, Inc.	17,574	532,492
Microsoft Corp.	2,292	92,597
Oracle Corp.	11,832	495,642

		1,120,731
Specialty Retail - 4.1%
Abercrombie & Fitch Co., Class A	17,023	434,427
Best Buy Co., Inc.	13,891	488,963
GameStop Corp., Class A	3,828	134,937
Guess?, Inc.	19,459	365,440
The Home Depot, Inc.	18,705	1,953,176
Rent-A-Center, Inc.	1,384	47,444
Staples, Inc.	43,181	736,236

		4,160,623
Technology Hardware, Storage & Peripherals - 7.4%
Apple, Inc.	35,670	4,179,097
Diebold, Inc.	2,958	92,290
Hewlett-Packard Co.	45,791	1,654,429
Lexmark International, Inc., Class A	8,816	351,846
Seagate Technology PLC	11,629	656,341
Western Digital Corp.	6,467	628,786

		7,562,789
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	11,977	445,424
Hanesbrands, Inc.	2,589	288,363

		733,787
Thrifts & Mortgage Finance - 0.6%
New York Community Bancorp, Inc.	9,889	152,785
People’s United Financial, Inc.	1,276	17,953
Radian Group, Inc.	30,392	478,978

		649,716

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Tobacco - 4.6%
Altria Group, Inc.	44,921	$2,385,305
Lorillard, Inc.	2,755	180,756
Philip Morris International, Inc.	23,838	1,912,761
Reynolds American, Inc.	3,074	208,878

		4,687,700

Total Common Stocks (Cost $95,285,360)		101,440,858

Total Investment Securities (Cost $95,285,360) — 99.3%		101,440,858

Other assets less liabilities — 0.7%		712,090

Net Assets — 100.0%		$102,152,948

*	Non-income producing security.

Percentages shown are based on Net Assets.

Abbreviation:

REIT — Real Estate Investment Trust

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,442,394
Aggregate gross unrealized depreciation	(3,294,223)

Net unrealized appreciation	$6,148,171

Federal income tax cost of investments	$95,292,687

Futures Contracts

FlexShares® Quality Dividend Dynamic Index Fund had the following open long futures contracts as of January 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-mini S&P 500® Index Futures Contracts	11	03/20/15	$1,093,620	$(3,232)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - 99.4%
Air Freight & Logistics - 0.8%
Deutsche Post AG (Registered)	54,558	$1,771,253
Toll Holdings Ltd.	125,748	606,164

		2,377,417
Auto Components - 1.4%
Bridgestone Corp.	38,100	1,536,779
Cie Generale des Etablissements Michelin	8,568	838,554
Nokian Renkaat Oyj	32,634	806,118
Valeo S.A.	8,568	1,214,855

		4,396,306
Automobiles - 2.2%
Daihatsu Motor Co., Ltd.	100,800	1,415,911
Fuji Heavy Industries Ltd.	37,800	1,382,605
Tofas Turk Otomobil Fabrikasi A/S	363,762	2,438,353
Toyota Motor Corp.	25,200	1,640,097

		6,876,966
Banks - 12.5%
Aozora Bank Ltd.	756,000	2,767,463
Australia & New Zealand Banking Group Ltd.	112,392	2,888,334
Banco Santander S.A.*^	518	3,484
Banco Santander S.A.	22,822	153,491
Bank Handlowy w Warszawie S.A.	16,002	466,829
Bank of China Ltd., Class H	7,056,000	3,949,653
Canadian Imperial Bank of Commerce	37,802	2,628,952
China CITIC Bank Corp. Ltd., Class H	1,386,000	1,027,878
China Construction Bank Corp., Class H	6,048,000	4,859,711
Commonwealth Bank of Australia	137,844	9,589,219
Grupo Financiero Santander Mexico SAB de CV, Class B	169,084	358,427
HSBC Holdings PLC	174,510	1,597,741
Royal Bank of Canada	3,024	171,096
Skandinaviska Enskilda Banken AB, Class A	179,732	2,170,485
Skandinaviska Enskilda Banken AB, Class C	132,756	1,652,940
Swedbank AB, Class A	42,084	1,020,502

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
Westpac Banking Corp.	144,774	$3,885,115

		39,191,320
Beverages - 0.1%
Coca-Cola Amatil Ltd.	62,622	473,039

Capital Markets - 3.0%
Banca Generali SpA	93,870	2,620,649
CI Financial Corp.	25,956	663,255
Coronation Fund Managers Ltd.	165,942	1,476,657
Daiwa Securities Group, Inc.	252,000	1,850,338
ICAP PLC	104,202	731,799
IGM Financial, Inc.	21,924	754,056
Macquarie Group Ltd.	8,316	402,489
Macquarie Korea Infrastructure Fund	120,470	809,669

		9,308,912
Chemicals - 2.7%
BASF SE	36,162	3,244,157
Hitachi Chemical Co., Ltd.	12,600	256,258
Nitto Denko Corp.	26,900	1,622,496
PTT Global Chemical PCL (NVDR)	252,000	435,014
Shin-Etsu Chemical Co., Ltd.	12,600	841,824
Synthos S.A.	1,708,812	1,980,243

		8,379,992
Commercial Services & Supplies - 0.2%
Bilfinger SE	10,458	547,818

Communications Equipment - 0.5%
Nokia Oyj	128,646	993,693
Telefonaktiebolaget LM Ericsson, Class A	55,566	651,548

		1,645,241
Construction & Engineering - 1.6%
ACS Actividades de Construccion y Servicios S.A.	39,728	1,383,487
HOCHTIEF AG	5,544	386,253
Leighton Holdings Ltd.	130,410	2,095,116

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Construction & Engineering - (continued)
Vinci S.A.	22,302	$1,178,808

		5,043,664
Construction Materials - 0.1%
Taiwan Cement Corp.	264,000	356,876

Consumer Finance - 0.3%
Provident Financial PLC	25,452	1,008,029

Diversified Financial Services - 1.3%
Investor AB, Class A	56,574	2,038,659
Investor AB, Class B	56,952	2,077,754

		4,116,413
Diversified Telecommunication Services - 3.1%
Belgacom S.A.	23,436	872,597
Bezeq The Israeli Telecommunication Corp. Ltd.	1,344,546	2,150,753
O2 Czech Republic A/S	94,738	837,511
Spark New Zealand Ltd.	320,418	767,446
TDC A/S	257,040	1,902,600
Telecom Egypt Co.	303,217	487,781
Telefonica S.A.	189,316	2,842,396

		9,861,084
Electric Utilities - 1.6%
CEZ A/S	7,560	177,154
EDP - Energias de Portugal S.A.	587,034	2,237,055
Fortum Oyj	75,852	1,617,749
Light S.A.	201,600	1,063,503

		5,095,461
Electrical Equipment - 0.5%
Mitsubishi Electric Corp.	127,000	1,488,235

Electronic Equipment, Instruments & Components - 1.8%
Delta Electronics Thailand
PCL (NVDR)	71,600	162,429
Hoya Corp.	75,600	2,959,898
Omron Corp.	63,000	2,550,249

		5,672,576
Energy Equipment & Services - 0.4%
Ensco PLC, Class A	17,262	484,027
Fugro N.V. (CVA)	21,924	475,753

	Shares	Value
Common Stocks - (continued)
Energy Equipment & Services - (continued)
TGS Nopec Geophysical Co. ASA	8,820	$204,269

		1,164,049
Food & Staples Retailing - 1.2%
Koninklijke Ahold N.V.	94,122	1,703,109
Lawson, Inc.	26,200	1,721,909
Metcash Ltd.	176,274	200,419

		3,625,437
Food Products - 2.3%
Nestle S.A. (Registered)	35,784	2,740,050
Shenguan Holdings Group Ltd.	1,008,000	280,818
Tate & Lyle PLC	37,422	381,064
Unilever N.V. (CVA)	86,940	3,785,966

		7,187,898
Gas Utilities - 0.9%
Empresa de Energia de
Bogota S.A. ESP	538,650	349,371
Enagas S.A.	67,536	2,141,529
Gas Natural SDG S.A.	18,900	443,616

		2,934,516
Hotels, Restaurants & Leisure - 1.5%
Magnum Bhd	1,449,300	1,114,539
OPAP S.A.	49,770	421,222
Sands China Ltd.	252,000	1,236,704
SJM Holdings Ltd.	551,936	814,377
Wynn Macau Ltd.	352,800	985,138

		4,571,980
Household Durables - 0.4%
Husqvarna AB, Class B	60,354	419,508
Panasonic Corp.	82,500	949,559

		1,369,067
Household Products - 0.0%†
Svenska Cellulosa AB S.C.A., Class A	126	3,049

Independent Power and Renewable Electricity Producers - 1.4%
AES Tiete S.A.	483,512	2,457,009

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Independent Power and Renewable Electricity Producers - (continued)
AES Tiete S.A. (Preference)	289,800	$1,787,903

		4,244,912
Industrial Conglomerates - 0.1%
Siemens AG (Registered)	2,142	224,794

Insurance - 8.1%
Admiral Group PLC	77,364	1,682,475
Allianz SE (Registered)	19,278	3,184,823
Amlin PLC	175,392	1,283,915
CNP Assurances	35,532	625,098
The Dai-ichi Life Insurance Co., Ltd.	74,900	1,016,393
Friends Life Group Ltd.	529,578	3,168,767
Gjensidige Forsikring ASA	99,288	1,671,774
Great-West Lifeco, Inc.	13,482	342,486
Insurance Australia Group Ltd.	350,910	1,748,935
Legal & General Group PLC	300,006	1,207,101
Mapfre S.A.	69,552	234,281
Mediolanum SpA	137,340	977,157
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	16,254	3,264,845
Power Financial Corp.	20,412	552,015
Swiss Re AG	4,914	443,838
Zurich Insurance Group AG*	11,592	3,847,831

		25,251,734
Internet Software & Services - 0.1%
NAVER Corp.	504	329,978

Leisure Products - 0.6%
Bandai Namco Holdings, Inc.	88,200	1,801,318

Machinery - 3.7%
FANUC Corp.	6,900	1,168,356
Hino Motors Ltd.	176,400	2,530,405
Hitachi Construction Machinery Co., Ltd.	37,800	708,599
IMI PLC	20,412	391,181
Kawasaki Heavy Industries Ltd.	259,000	1,254,595
Komatsu Ltd.	26,200	520,141
Metso Oyj	71,820	2,181,739

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
Turk Traktor ve Ziraat Makineleri A/S	84,546	$2,807,628

		11,562,644
Marine - 0.1%
Seaspan Corp.	12,600	225,414

Media - 2.2%
CTC Media, Inc.	60,984	229,910
Lagardere S.C.A.	93,492	2,561,565
ProSiebenSat.1 Media AG (Registered)	61,992	2,752,025
UBM PLC	172,242	1,369,765

		6,913,265
Metals & Mining - 3.4%
Antofagasta PLC	49,518	483,412
BHP Billiton Ltd.	13,860	315,817
Eregli Demir ve Celik Fabrikalari TAS	1,245,636	2,247,012
Fortescue Metals Group Ltd.	248,976	457,580
Kumba Iron Ore Ltd.	95,382	1,842,691
MMC Norilsk Nickel OJSC (ADR)	146,160	2,415,730
Rio Tinto PLC	34,398	1,511,124
Shougang Fushan Resources Group Ltd.	6,048,000	1,248,080
Vedanta Resources PLC	41,076	230,358

		10,751,804
Multiline Retail - 0.2%
Marks & Spencer Group PLC	82,908	603,173

Multi-Utilities - 1.0%
E.ON SE	33,012	511,289
GDF Suez	111,762	2,487,674

		2,998,963
Oil, Gas & Consumable Fuels - 7.7%
Baytex Energy Corp.	21,042	327,259
BP PLC	132,483	844,554
Canadian Oil Sands Ltd.	150,066	929,073
Cenovus Energy, Inc.	30,744	583,626
Crescent Point Energy Corp.	20,008	476,550
Dragon Oil PLC	78,120	647,936
Ecopetrol S.A.	1,053,108	845,167
Enerplus Corp.	96,138	934,880

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Eni SpA	202,104	$3,398,157
Gazprom OAO (ADR)	248,851	1,007,847
Indo Tambangraya Megah Tbk PT	1,045,800	1,382,842
Neste Oil Oyj	8,442	233,396
Royal Dutch Shell PLC, Class A	17,010	515,545
Royal Dutch Shell PLC, Class B	150,948	4,771,087
Showa Shell Sekiyu KK	135,796	1,335,243
Surgutneftegas OAO (Preference) (ADR)	372,838	2,218,386
Total S.A.	61,110	3,137,661
Vermilion Energy, Inc.	8,064	355,962

		23,945,171
Personal Products - 0.2%
Kao Corp.	12,600	555,745

Pharmaceuticals - 6.8%
AstraZeneca PLC	24,948	1,777,174
Bayer AG (Registered)	1,638	236,688
Eisai Co., Ltd.	25,200	1,263,164
GlaxoSmithKline PLC	393,750	8,675,444
Novartis AG (Registered)	19,530	1,913,624
Orion Oyj, Class A	54,936	1,805,842
Orion Oyj, Class B	62,370	2,055,841
Roche Holding AG	11,844	3,200,281
Sanofi S.A.	5,058	468,031

		21,396,089
Professional Services - 0.5%
Adecco S.A. (Registered)*	11,466	858,657
Randstad Holding N.V.	11,340	600,482

		1,459,139
Real Estate Investment Trusts (REITs) - 2.5%
CapitaCommercial Trust	630,000	824,108
Dream Office Real Estate Investment Trust	115,038	2,464,160
Gecina S.A.	4,536	594,531
Japan Retail Fund Investment Corp.	8	17,380
Klepierre	9,198	433,966
Novion Property Group	419,328	757,600

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
RioCan Real Estate Investment Trust	120,960	$2,808,520

		7,900,265
Real Estate Management & Development - 4.1%
Daito Trust Construction Co., Ltd.	25,300	2,837,675
Evergrande Real Estate Group Ltd.	6,552,000	2,729,525
Guangzhou R&F Properties Co., Ltd., Class H	1,864,800	2,118,941
KWG Property Holding Ltd.	3,782,044	2,424,340
Ruentex Development Co., Ltd.	1,764,000	2,658,860

		12,769,341
Semiconductors & Semiconductor Equipment - 0.7%
Radiant Opto-Electronics Corp.	656,800	2,094,607

Software - 0.6%
GungHo Online Entertainment, Inc.	63,000	218,286
The Sage Group PLC	214,830	1,549,381

		1,767,667
Specialty Retail - 0.7%
Hennes & Mauritz AB, Class B	30,114	1,241,334
Sanrio Co., Ltd.	12,600	313,967
USS Co., Ltd.	37,800	597,901

		2,153,202
Technology Hardware, Storage & Peripherals - 2.3%
Asustek Computer, Inc.	145,000	1,529,900
Canon, Inc.	50,400	1,604,914
Chicony Electronics Co., Ltd.	128,480	356,736
Inventec Corp.	2,394,000	1,785,235
Quanta Computer, Inc.	394,000	962,698
Samsung Electronics Co., Ltd.	720	898,683

		7,138,166
Textiles, Apparel & Luxury Goods - 1.2%
HUGO BOSS AG	5,292	683,169
Li & Fung Ltd.	756,000	749,823

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Textiles, Apparel & Luxury Goods - (continued)
Ruentex Industries Ltd.	1,134,000	$2,450,550

		3,883,542
Tobacco - 4.2%
British American Tobacco Malaysia Bhd	43,700	794,983
British American Tobacco PLC	163,422	9,209,040
Imperial Tobacco Group PLC	41,706	1,956,819
Japan Tobacco, Inc.	37,800	1,040,212

		13,001,054
Transportation Infrastructure - 2.0%
EcoRodovias Infraestrutura e Logistica S.A.	655,200	2,531,266
Hopewell Highway Infrastructure Ltd.	882,000	426,590
Hutchison Port Holdings Trust, Class U	1,008,000	720,720
Jiangsu Expressway Co., Ltd., Class H	1,512,000	1,877,970
SIA Engineering Co., Ltd.	252,000	812,002

		6,368,548
Wireless Telecommunication Services - 4.6%
Freenet AG	97,902	2,923,235
Intouch Holdings PCL (NVDR)	580,940	1,433,269
MegaFon OAO (Registered) (GDR)	17,514	240,643
StarHub Ltd.	252,000	778,479
Tele2 AB, Class B	201,726	2,283,681
Vodacom Group Ltd.	209,286	2,418,008

	Shares	Value
Common Stocks - (continued)
Wireless Telecommunication Services - (continued)
Vodafone Group PLC	1,265,292	$4,456,302

		14,533,617

Total Common Stocks (Cost $326,990,295)		310,569,497

	No. of Rights
Rights - 0.0%†
ACS Actividades de Construccion y Servicios S.A., expiring 02/12/15*	39,728	20,174

Total Rights (Cost $—)		20,174

Total Investment Securities (Cost $326,990,295) — 99.4%		310,589,671

Other assets less liabilities — 0.6%		2,010,715

Net Assets — 100.0%		$312,600,386

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At January 31, 2015, the value of these securities amounted to $3,484 or

0.00% of net assets.

†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviations:

ADR — American Depositary Receipt
CVA — Dutch Certificate
EUR — Euro
GBP — British Pound
GDR — Global Depositary Receipt
INR — Indian Rupee
JPY — Japanese Yen
NVDR — Non-Voting Depositary Receipt
REIT — Real Estate Investment Trust
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

January 31, 2015 (Unaudited)

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,329,727
Aggregate gross unrealized depreciation	(28,293,660)

Net unrealized depreciation	$(16,963,933)

Federal income tax cost of investments	$327,553,604

Futures Contracts

FlexShares® International Quality Dividend Index Fund had the following open long futures contracts as of January 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini MSCI EAFE Index Futures Contracts	5	03/20/15	$441,650	$11,870
MSCI Emerging Markets Mini Index Futures Contracts	5	03/20/15	237,875	(2,040)
SGX S&P CNX Nifty Index Futures Contracts	84	02/26/15	1,491,672	(11,332)

				$(1,502)

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Index Fund had the following outstanding contracts as of January 31, 2015:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
EUR	73,000	Morgan Stanley	USD	90,792	03/18/15	$(8,385)
GBP	36,000	Goldman Sachs & Co.	USD	56,184	03/18/15	(2,131)
INR	259,424,000	Morgan Stanley	USD	4,025,823	03/18/15	125,680
JPY	5,127,000	Morgan Stanley	USD	43,408	03/18/15	259
USD	370,000	UBS AG	INR	23,211,099	03/18/15	(1,442)

						$113,981

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

January 31, 2015 (Unaudited)

FlexShares® International Quality Dividend Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2015:

Australia	7.5%
Belgium	0.3
Brazil	2.5
Canada	4.5
China	6.8
Colombia	0.4
Czech Republic	0.3
Denmark	0.6
Egypt	0.2
Finland	3.1
France	4.3
Germany	6.3
Greece	0.1
Hong Kong	1.2
Indonesia	0.4
Ireland	0.2
Israel	0.7
Italy	2.2
Japan	13.4
Malaysia	0.6
Mexico	0.1
Netherlands	2.1
New Zealand	0.2
Norway	0.6
Poland	0.8
Portugal	0.7
Russia	2.0
Singapore	1.0
South Africa	1.8
South Korea	0.7
Spain	2.3
Sweden	4.3
Switzerland	4.2
Taiwan	3.9
Thailand	0.7
Turkey	2.4
United Kingdom	16.0
Other[1]	0.6

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - 97.9%
Air Freight & Logistics - 0.4%
Deutsche Post AG (Registered)	16,775	$544,609

Auto Components - 0.1%
Nokian Renkaat Oyj	5,775	142,653

Automobiles - 2.5%
Daihatsu Motor Co., Ltd.	33,500	470,566
Fuji Heavy Industries Ltd.	38,500	1,408,209
Tofas Turk Otomobil Fabrikasi A/S	159,335	1,068,047
Toyota Motor Corp.	5,500	357,957

		3,304,779
Banks - 12.1%
Aozora Bank Ltd.	331,000	1,211,680
Australia & New Zealand Banking Group Ltd.	41,085	1,055,833
Banco de Credito e Inversiones	1,045	43,788
Banco Santander S.A.	87,835	590,740
Banco Santander S.A.*^	1,996	13,424
Bank Negara Indonesia Persero Tbk PT	60,500	29,850
The Bank of Nova Scotia	14,575	701,881
Banque Cantonale Vaudoise (Registered)	550	320,716
Canadian Imperial Bank of Commerce	16,610	1,155,148
China CITIC Bank Corp. Ltd., Class H	165,000	122,367
Commercial International Bank Egypt SAE	103,675	753,995
Commonwealth Bank of Australia	59,620	4,147,509
Grupo Financiero Santander Mexico SAB de CV, Class B	154,000	326,452
HSBC Holdings PLC	77,715	711,526
Industrial & Commercial Bank of China Ltd., Class H	605,000	435,412
National Bank of Canada	18,645	650,101
Royal Bank of Canada	2,420	136,922
Sumitomo Mitsui Financial Group, Inc.	38,500	1,307,915
Swedbank AB, Class A	24,860	602,834
Westpac Banking Corp.	65,010	1,744,590

		16,062,683

	Shares	Value
Common Stocks - (continued)
Beverages - 0.3%
Coca-Cola Amatil Ltd.	36,520	$275,867
Fraser and Neave Ltd.	55,000	119,910

		395,777
Capital Markets - 3.5%
Banca Generali SpA	33,440	933,573
Coronation Fund Managers Ltd.	52,360	465,932
Guoco Group Ltd.	55,000	649,074
ICAP PLC	38,610	271,154
IGM Financial, Inc.	14,245	489,944
Macquarie Korea Infrastructure Fund	173,415	1,165,509
Partners Group Holding AG	2,585	692,855

		4,668,041
Chemicals - 1.1%
BASF SE	1,760	157,893
Nippon Paint Holdings Co., Ltd.	12,400	392,696
Sinopec Shanghai Petrochemical Co., Ltd., Class H	220,000	63,843
Synthos S.A.	652,355	755,977
Uralkali PJSC (GDR)	1,045	13,010
Yara International ASA	1,210	62,869

		1,446,288
Commercial Services & Supplies - 2.2%
Bilfinger SE	4,675	244,889
Edenred	30,250	871,141
KEPCO Plant Service & Engineering Co., Ltd.*	12,155	981,425
Societe BIC S.A.	6,050	860,217

		2,957,672
Communications Equipment - 0.7%
Telefonaktiebolaget LM Ericsson, Class A	82,225	964,143

Construction & Engineering - 0.9%
ACS Actividades de
Construccion y Servicios S.A.	10,120	352,419
Leighton Holdings Ltd.	20,680	332,237
Taisei Corp.	57,000	333,367
Vinci S.A.	2,750	145,356

		1,163,379

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Construction Materials - 0.5%
Fletcher Building Ltd.	69,850	$424,842
Lafarge Malaysia Bhd	82,500	225,351

		650,193
Consumer Finance - 0.4%
Provident Financial PLC	13,475	533,679

Containers & Packaging - 0.3%
Amcor Ltd.	42,295	420,938

Diversified Financial Services - 1.0%
Investor AB, Class A	37,180	1,339,792

Diversified Telecommunication Services - 2.9%
Belgacom S.A.	10,780	401,374
Bezeq The Israeli Telecommunication Corp. Ltd.	616,440	986,065
O2 Czech Republic A/S	73,755	652,015
Spark New Zealand Ltd.	126,445	302,854
TDC A/S	118,910	880,167
Telecom Egypt Co.	155,155	249,596
Telstra Corp. Ltd.	88,550	448,229

		3,920,300
Electric Utilities - 1.5%
CEZ A/S	11,110	260,341
Cia Energetica de Minas Gerais (Preference)	41,589	184,534
EDP - Energias de Portugal S.A.	91,795	349,810
Fortum Oyj	37,125	791,791
Light S.A.	71,500	377,185

		1,963,661
Electronic Equipment, Instruments & Components - 0.8%
Largan Precision Co., Ltd.	13,000	1,089,057

Energy Equipment & Services - 0.9%
Fugro N.V. (CVA)	27,885	605,107
WorleyParsons Ltd.	79,255	593,745

		1,198,852
Food & Staples Retailing - 0.7%
J Sainsbury PLC	24,365	93,461
Lawson, Inc.	11,000	722,939
Metcash Ltd.	126,005	143,264

		959,664
Food Products - 3.0%
IOI Corp. Bhd	71,500	92,824

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
Nestle S.A. (Registered)	16,335	$1,250,802
Tate & Lyle PLC	82,280	837,847
Unilever N.V. (CVA)	40,260	1,753,198

		3,934,671
Gas Utilities - 0.9%
Empresa de Energia de Bogota S.A. ESP	268,785	174,335
Gas Natural SDG S.A.	8,470	198,806
Snam SpA	161,975	792,537

		1,165,678
Health Care Technology - 0.2%
M3, Inc.	11,000	223,062

Hotels, Restaurants & Leisure - 2.3%
GTECH SpA	5,280	103,673
OPAP S.A.	21,340	180,609
Oriental Land Co., Ltd.	5,500	1,335,142
Restaurant Brands International, Inc.*	17,215	668,533
Sands China Ltd.	88,000	431,865
SJM Holdings Ltd.	110,000	162,304
Tatts Group Ltd.	50,400	151,501

		3,033,627
Independent Power and Renewable Electricity Producers - 1.4%
AES Tiete S.A.	204,700	1,040,201
AES Tiete S.A. (Preference)	137,500	848,298

		1,888,499
Industrial Conglomerates - 0.6%
HAP Seng Consolidated Bhd	467,500	568,267
Siemens AG (Registered)	1,650	173,161

		741,428
Insurance - 6.8%
Admiral Group PLC	38,885	845,652
Baloise Holding AG (Registered)	825	107,603
CNP Assurances	11,605	204,161
Euler Hermes Group	2,420	237,475
Friends Life Group Ltd.	141,240	845,119
Gjensidige Forsikring ASA	59,235	997,377
Great-West Lifeco, Inc.	5,335	135,526
Insurance Australia Group Ltd.	73,370	365,676

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	7,260	$1,458,273
Power Financial Corp.	7,535	203,774
Sampo Oyj, Class A	21,670	1,049,545
SCOR SE	6,985	218,062
Sun Life Financial, Inc.	11,550	353,983
Suncorp Group Ltd.	15,070	172,750
Tryg A/S	1,100	128,894
Zurich Insurance Group AG*	5,280	1,752,635

		9,076,505
Internet Software & Services - 0.8%
Kakaku.com, Inc.	66,000	943,379
NAVER Corp.	110	72,019

		1,015,398
IT Services - 0.4%
Cielo S.A.	33,000	491,767

Leisure Products - 0.1%
Sankyo Co., Ltd.	5,500	198,761

Machinery - 2.6%
Hino Motors Ltd.	82,500	1,183,438
Kone Oyj, Class B	23,705	1,068,659
Metso Oyj	935	28,403
NSK Ltd.	12,000	142,715
Turk Traktor ve Ziraat Makineleri A/S	32,395	1,075,782

		3,498,997
Media - 2.4%
CTC Media, Inc.	25,190	94,966
Lagardere S.C.A.	41,800	1,145,268
Multiplus S.A.	11,000	142,407
Reed Elsevier N.V.	44,165	1,083,478
Shaw Communications, Inc., Class B	22,715	525,619
Sky PLC	14,245	198,542

		3,190,280
Metals & Mining - 3.1%
Antofagasta PLC	28,215	275,445
Eregli Demir ve Celik Fabrikalari TAS	536,360	967,543
Fortescue Metals Group Ltd.	223,245	410,291

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Koza Altin Isletmeleri A/S	47,080	$373,490
Kumba Iron Ore Ltd.	38,720	748,034
MMC Norilsk Nickel OJSC (ADR)	60,726	1,001,979
Polymetal International PLC	13,475	120,923
Shougang Fushan Resources Group Ltd.	1,430,000	295,098

		4,192,803
Multiline Retail - 0.0%†
Marks & Spencer Group PLC	6,545	47,616

Multi-Utilities - 1.0%
E.ON SE	22,055	341,587
GDF Suez	47,410	1,055,284

		1,396,871
Oil, Gas & Consumable Fuels - 7.5%
Baytex Energy Corp.	11,110	172,790
BP PLC	85,195	543,102
Canadian Oil Sands Ltd.	45,210	279,900
Ecopetrol S.A.	818,180	656,627
Eni SpA	104,885	1,763,526
Indo Tambangraya Megah Tbk PT	258,500	341,810
Royal Dutch Shell PLC, Class A	14,630	443,411
Royal Dutch Shell PLC, Class B	58,685	1,854,885
Statoil ASA	33,660	557,634
Surgutneftegas OAO (Preference) (ADR)	150,112	893,166
Total S.A.	41,140	2,112,312
TransCanada Corp.	7,205	321,283
Vermilion Energy, Inc.	1,650	72,835

		10,013,281
Pharmaceuticals - 8.6%
Astellas Pharma, Inc.	44,000	685,293
AstraZeneca PLC	25,850	1,841,428
Bayer AG (Registered)	770	111,263
Eisai Co., Ltd.	11,300	566,419
GlaxoSmithKline PLC	182,050	4,011,084
Novartis AG (Registered)	8,910	873,036
Orion Oyj, Class B	30,580	1,007,979
Roche Holding AG	4,675	1,263,198
Sanofi S.A.	2,145	198,483

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Pharmaceuticals - (continued)
Teva Pharmaceutical Industries Ltd.	15,620	$890,821

		11,449,004
Professional Services - 0.3%
Bureau Veritas S.A.	18,975	403,087

Real Estate Investment Trusts (REITs) - 2.5%
Boardwalk Real Estate Investment Trust	10,615	513,441
CapitaCommercial Trust	220,000	287,784
Dream Office Real Estate Investment Trust	43,945	941,320
Gecina S.A.	1,375	180,220
The GPT Group	54,505	191,855
The Link REIT	27,500	186,210
Novion Property Group	157,135	283,896
RioCan Real Estate Investment Trust	33,880	786,645

		3,371,371
Real Estate Management & Development - 3.2%
Country Garden Holdings Co., Ltd.	1,540,533	615,947
Daito Trust Construction Co., Ltd.	11,000	1,233,772
Evergrande Real Estate Group Ltd.	2,867,000	1,194,375
Guangzhou R&F Properties Co., Ltd., Class H	198,000	224,984
Ruentex Development Co., Ltd.	660,000	994,812

		4,263,890
Semiconductors & Semiconductor Equipment - 0.9%
Radiant Opto-Electronics Corp.	283,120	902,901
Taiwan Semiconductor Manufacturing Co., Ltd.	55,000	246,085

		1,148,986
Software - 0.3%
COLOPL, Inc.	11,000	253,497
GungHo Online Entertainment, Inc.	44,000	152,454

		405,951
Specialty Retail - 2.5%
Fast Retailing Co., Ltd.	2,500	936,875
Hennes & Mauritz AB, Class B	36,080	1,487,260

	Shares	Value
Common Stocks - (continued)
Specialty Retail - (continued)
Hikari Tsushin, Inc.	5,500	$317,456
Sanrio Co., Ltd.	22,000	548,197

		3,289,788
Technology Hardware, Storage & Peripherals - 2.7%
Asustek Computer, Inc.	112,000	1,181,716
Canon, Inc.	16,500	525,418
Chicony Electronics Co., Ltd.	55,090	152,962
Inventec Corp.	1,595,000	1,189,411
Lite-On Technology Corp.	55,264	68,393
Quanta Computer, Inc.	110,000	268,774
Samsung Electronics Co., Ltd.	220	274,597

		3,661,271
Textiles, Apparel & Luxury Goods - 0.9%
Grendene S.A.	16,500	85,629
Ruentex Industries Ltd.	495,000	1,069,684

		1,155,313
Tobacco - 4.1%
British American Tobacco PLC	51,810	2,919,560
Imperial Tobacco Group PLC	26,565	1,246,413
Japan Tobacco, Inc.	38,500	1,059,475
Swedish Match AB	6,325	206,056

		5,431,504
Transportation Infrastructure - 1.4%
CCR S.A.	5,500	31,309
EcoRodovias Infraestrutura e Logistica S.A.	275,000	1,062,421
Hutchison Port Holdings Trust, Class U	385,000	275,275
SIA Engineering Co., Ltd.	165,000	531,668

		1,900,673
Wireless Telecommunication Services - 4.6%
Advanced Info Service PCL (NVDR)	38,600	288,940
DiGi.Com Bhd	143,000	252,654
Freenet AG	43,780	1,307,218
Tele2 AB, Class B	89,320	1,011,166

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Wireless Telecommunication Services - (continued)
Vodafone Group PLC	933,075	$3,286,248

		6,146,226

Total Common Stocks (Cost $134,758,587)		130,462,468

	No. of Rights
Rights - 0.0%†
ACS Actividades de Construccion y Servicios S.A., expiring 02/12/15 *	10,120	5,139

Total Rights (Cost $—)		5,139

Total Investment Securities (Cost $134,758,587) — 97.9%		130,467,607

Other assets less liabilities — 2.1%		2,835,208

Net Assets — 100.0%		$133,302,815

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,321,561
Aggregate gross unrealized depreciation	(7,753,367)

Net unrealized depreciation	$(4,431,806)

Federal income tax cost of investments	$134,899,413

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At January 31, 2015, the value of these securities amounted to $13,424 or 0.01% of net assets.
*	Non-income producing security.
†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviations:

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CVA — Dutch Certificate

DKK — Danish Krone

EUR — Euro

GBP — British Pound

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

INR — Indian Rupee

JPY — Japanese Yen

NVDR — Non-Voting Depositary Receipt

NZD — New Zealand Dollar

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

RUB — Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

January 31, 2015 (Unaudited)

Futures Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following open long futures contracts as of January 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini MSCI EAFE Index Futures Contracts	5	03/20/15	$441,650	$(1,320)
MSCI Emerging Markets Mini Index Futures Contract	1	03/20/15	47,575	453
SGX S&P CNX Nifty Index Futures Contracts	134	02/26/15	2,379,572	(18,077)

				$(18,944)

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following outstanding contracts as of January 31, 2015:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
CHF	177,599	Morgan Stanley	USD	180,000	03/18/15	$13,449
DKK	549,791	Morgan Stanley	USD	90,000	03/18/15	(6,549)
EUR	84,000	Morgan Stanley	USD	104,473	03/18/15	(9,648)
GBP	11,000	Goldman Sachs & Co.	USD	17,167	03/18/15	(651)
INR	51,336,000	JPMorgan Chase Bank	USD	800,000	03/18/15	21,518
INR	69,424,000	Morgan Stanley	USD	1,077,343	03/18/15	33,633
INR	25,588,000	Merrill Lynch & Co., Inc.	USD	400,000	03/18/15	9,479
JPY	24,076,000	Morgan Stanley	USD	200,000	03/18/15	5,059
RUB	13,621,000	Morgan Stanley	USD	201,703	03/18/15	(11,814)
SEK	121,000	Morgan Stanley	USD	15,885	03/18/15	(1,252)
USD	52,236	Morgan Stanley	AUD	64,000	03/18/15	2,535
USD	170,000	Morgan Stanley	CAD	197,704	03/18/15	14,164
USD	300,000	Morgan Stanley	EUR	246,325	03/18/15	21,933
USD	360,000	Morgan Stanley	GBP	231,466	03/18/15	12,461
USD	390,000	Morgan Stanley	HKD	3,027,508	03/18/15	(459)
USD	415,000	Morgan Stanley	NZD	539,171	03/18/15	25,322
USD	370,000	Morgan Stanley	SEK	2,905,307	03/18/15	18,662
USD	2,284	Morgan Stanley	SGD	3,000	03/18/15	69

						$147,911

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

January 31, 2015 (Unaudited)

FlexShares® International Quality Dividend Defensive Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2015:

Australia	8.1%
Belgium	0.3
Brazil	3.2
Canada	6.1
Chile	0.0 †
China	2.2
Colombia	0.6
Czech Republic	0.7
Denmark	0.8
Egypt	0.7
Finland	3.1
France	5.7
Germany	3.3
Greece	0.1
Hong Kong	1.1
Indonesia	0.3
Israel	1.4
Italy	2.7
Japan	12.4
Malaysia	0.8
Mexico	0.2
Netherlands	2.6
New Zealand	0.5
Norway	1.2
Poland	0.6
Portugal	0.3
Russia	1.5
Singapore	0.9
South Africa	0.9
South Korea	1.9
Spain	0.9
Sweden	4.2
Switzerland	4.7
Taiwan	5.4
Thailand	0.2
Turkey	2.6
United Kingdom	15.7
Other[1]	2.1

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - 98.9%
Air Freight & Logistics - 0.2%
Toll Holdings Ltd.	33,156	$159,827

Auto Components - 4.1%
Aisin Seiki Co., Ltd.	5,400	190,550
Cie Generale des Etablissements Michelin	2,268	221,970
Continental AG	2,727	617,611
Faurecia	4,347	175,711
GKN PLC	102,276	566,200
Nokian Renkaat Oyj	5,265	130,055
Sumitomo Rubber Industries Ltd.	10,800	169,542
Valeo S.A.	4,860	689,098

		2,760,737
Automobiles - 4.6%
Daihatsu Motor Co., Ltd.	16,200	227,557
Daimler AG (Registered)	8,721	792,021
Fuji Heavy Industries Ltd.	16,200	592,545
Porsche Automobil Holding SE (Preference)	2,403	201,911
Suzuki Motor Corp.	5,400	172,668
Tofas Turk Otomobil Fabrikasi A/S	83,592	560,330
Toyota Motor Corp.	5,400	351,449
Yamaha Motor Co., Ltd.	8,100	180,115

		3,078,596
Banks - 12.2%
Agricultural Bank of China Ltd., Class H	243,000	119,097
Australia & New Zealand Banking Group Ltd.	21,978	564,807
Banco Santander S.A.*^	2,325	15,637
Banco Santander S.A.	110,673	744,338
Bank Handlowy w Warszawie S.A.	15,714	458,427
Bank of China Ltd., Class H	1,485,000	831,241
China CITIC Bank Corp. Ltd., Class H	783,000	580,684
China Construction Bank Corp., Class H	1,215,000	976,281
China Merchants Bank Co., Ltd., Class H	94,544	211,687
Commonwealth Bank of Australia	30,105	2,094,276

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
Grupo Financiero Santander Mexico SAB de CV, Class B	67,500	$143,088
HSBC Holdings PLC	35,991	329,519
Royal Bank of Canada	621	35,136
Sberbank of Russia (ADR)	8,883	32,911
Societe Generale S.A.	6,750	272,957
Swedbank AB, Class A	7,965	193,145
Westpac Banking Corp.	23,059	618,805

		8,222,036
Beverages - 0.4%
Coca-Cola Amatil Ltd.	21,762	164,387
Kirin Holdings Co., Ltd.	8,500	115,056

		279,443
Building Products - 0.3%
Cie de Saint-Gobain	4,405	188,543

Capital Markets - 4.2%
Aberdeen Asset Management PLC	79,380	521,829
Ashmore Group PLC	28,917	121,866
Banca Generali SpA	15,039	419,857
Daiwa Securities Group, Inc.	81,000	594,752
Henderson Group PLC	43,443	155,223
ICAP PLC	28,188	197,961
Macquarie Group Ltd.	3,078	148,973
Nomura Holdings, Inc.	97,200	525,036
Schroders PLC (Non-Voting)	4,536	152,466

		2,837,963
Chemicals - 2.7%
Arkema S.A.	2,349	168,321
BASF SE	9,180	823,554
Mitsubishi Chemical Holdings Corp.	37,800	197,616
Sumitomo Chemical Co., Ltd.	27,000	107,573
Synthos S.A.	425,466	493,048

		1,790,112
Commercial Services & Supplies - 0.0%†
Dai Nippon Printing Co., Ltd.	1,000	9,071

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Communications Equipment - 0.4%
Nokia Oyj	6,561	$50,679
Telefonaktiebolaget LM Ericsson, Class B	18,765	228,879

		279,558
Construction & Engineering - 1.9%
HOCHTIEF AG	7,533	524,828
Leighton Holdings Ltd.	28,242	453,725
Vinci S.A.	5,292	279,717

		1,258,270
Construction Materials - 0.8%
Siam City Cement PCL (NVDR)	43,200	564,913

Distributors - 0.2%
Inchcape PLC	14,823	155,060

Diversified Financial Services - 0.6%
Industrivarden AB, Class A	9,801	183,877
Industrivarden AB, Class C	12,879	229,792

		413,669
Diversified Telecommunication Services - 2.5%
Belgacom S.A.	5,940	221,165
Bezeq The Israeli Telecommunication Corp. Ltd.	304,668	487,351
Elisa Oyj	5,130	136,445
TDC A/S	18,279	135,300
Telefonica S.A.	41,106	617,167
TeliaSonera AB	11,448	70,647

		1,668,075
Electric Utilities - 0.8%
CEZ A/S	6,804	159,438
EDP - Energias de Portugal S.A.	101,358	386,253

		545,691
Electrical Equipment - 1.5%
Mitsubishi Electric Corp.	54,000	632,793
Schneider Electric SE	4,790	362,153

		994,946
Electronic Equipment, Instruments & Components - 1.5%
Hexagon AB, Class B	1,485	47,122
Hoya Corp.	16,200	634,264
Omron Corp.	5,400	218,593

	Shares	Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - (continued)
Spectris PLC	4,050	$127,128

		1,027,107
Energy Equipment & Services - 0.6%
Akastor ASA	41,850	102,593
Amer Forster Wheeler PLC	27,567	330,188

		432,781
Food & Staples Retailing - 1.8%
Carrefour S.A.	6,588	207,006
Delhaize Group S.A.	1,458	121,142
Kesko Oyj, Class B	3,807	139,062
Koninklijke Ahold N.V.	32,697	591,642
Metcash Ltd.	56,376	64,098
Seven & i Holdings Co., Ltd.	2,800	103,393

		1,226,343
Food Products - 0.9%
Nestle S.A. (Registered)	7,965	609,895

Gas Utilities - 0.2%
Empresa de Energia de
Bogota S.A. ESP	162,648	105,494
Gas Natural SDG S.A.	1,701	39,926

		145,420
Household Durables - 0.2%
Berkeley Group Holdings PLC	3,888	141,488

Independent Power and Renewable Electricity Producers - 1.4%
AES Tiete S.A.	86,400	439,049
AES Tiete S.A. (Preference)	81,000	499,725

		938,774
Industrial Conglomerates - 1.0%
Siemens AG (Registered)	6,480	680,049

Insurance - 9.7%
Ageas	4,968	170,034
Allianz SE (Registered)	8,532	1,409,530
AXA S.A.	16,335	384,425
Baloise Holding AG (Registered)	648	84,517
CNP Assurances	7,830	137,750
The Dai-ichi Life Insurance Co., Ltd.	37,800	512,946
Gjensidige Forsikring ASA	29,133	490,530

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
Manulife Financial Corp.	18,387	$295,538
Mapfre S.A.	57,915	195,082
Mediolanum SpA	79,596	566,316
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	2,376	477,253
Old Mutual PLC	109,431	342,186
Prudential PLC	23,085	561,676
Sompo Japan Nipponkoa Holdings, Inc.	10,800	303,410
T&D Holdings, Inc.	8,100	92,367
Zurich Insurance Group AG*	1,458	483,966

		6,507,526
Machinery - 3.9%
Hino Motors Ltd.	40,500	580,960
Hitachi Construction Machinery Co., Ltd.	8,100	151,843
IMI PLC	17,280	331,158
JTEKT Corp.	8,100	135,431
Komatsu Ltd.	27,000	536,024
Metso Oyj	13,419	407,641
NSK Ltd.	27,000	321,108
OC Oerlikon Corp. AG (Registered)*	5,400	61,627
Sandvik AB	11,691	122,670

		2,648,462
Marine - 0.7%
Seaspan Corp.	27,000	483,030

Media - 1.7%
CTC Media, Inc.	87,372	329,392
Informa PLC	17,469	134,332
Lagardere S.C.A.	9,423	258,179
UBM PLC	23,166	184,229
WPP PLC	11,961	263,355

		1,169,487
Metals & Mining - 3.2%
Antofagasta PLC	13,986	136,536
BHP Billiton Ltd.	2,295	52,294
BHP Billiton PLC	20,385	441,792
Fortescue Metals Group Ltd.	46,089	84,705
Kumba Iron Ore Ltd.	21,438	414,162

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
MMC Norilsk Nickel OJSC (ADR)	29,916	$493,614
Nippon Steel & Sumitomo Metal Corp.	27,000	63,785
Teck Resources Ltd., Class B	25,272	327,871
Vedanta Resources PLC	10,962	61,476
Voestalpine AG	2,457	87,476

		2,163,711
Multi-Utilities - 1.4%
E.ON SE	20,871	323,250
GDF Suez	26,892	598,580

		921,830
Oil, Gas & Consumable Fuels - 8.8%
Baytex Energy Corp.	5,400	83,984
BP PLC	78,624	501,213
Canadian Natural Resources Ltd.	5,805	168,663
Canadian Oil Sands Ltd.	34,128	211,290
Cenovus Energy, Inc.	5,373	101,998
China Shenhua Energy Co., Ltd., Class H	67,500	185,001
Crescent Point Energy Corp.	5,724	136,334
Enerplus Corp.	32,859	319,533
Eni SpA	48,330	812,616
Gazprom OAO (ADR)	35,586	144,123
Indo Tambangraya Megah Tbk PT	337,500	446,270
Neste Oil Oyj	7,398	204,533
Penn West Petroleum Ltd.	35,424	53,641
Repsol S.A.	8,850	156,643
Royal Dutch Shell PLC, Class A	3,594	108,928
Royal Dutch Shell PLC, Class B	36,099	1,140,999
Suncor Energy, Inc.	14,904	445,492
Surgutneftegas OAO (Preference) (ADR)	25,461	151,493
Tatneft OAO (ADR)	16,092	378,162
Total S.A.	2,997	153,879

		5,904,795
Paper & Forest Products - 0.5%
Mondi PLC	8,046	143,682

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

January 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Paper & Forest Products - (continued)
Stora Enso Oyj, Class R	19,035	$184,943

		328,625
Personal Products - 0.7%
Kao Corp.	10,800	476,353

Pharmaceuticals - 5.2%
AstraZeneca PLC	12,393	882,817
Bayer AG (Registered)	891	128,748
GlaxoSmithKline PLC	19,278	424,749
Novartis AG (Registered)	4,833	473,556
Orion Oyj, Class B	15,957	525,975
Roche Holding AG	3,510	955,719
Sanofi S.A.	945	87,443

		3,479,007
Professional Services - 0.5%
Adecco S.A. (Registered)*	2,673	200,174
Randstad Holding N.V.	1,917	101,510

		301,684
Real Estate Investment Trusts (REITs) - 1.6%
Dream Office Real Estate Investment Trust	20,736	444,173
Gecina S.A.	1,350	176,944
ICADE	1,593	139,064
Klepierre	1,512	71,337
Unibail-Rodamco SE	891	251,463

		1,082,981
Real Estate Management & Development - 3.2%
Agile Property Holdings Ltd.	270,000	164,716
Evergrande Real Estate Group Ltd.	1,350,000	562,402
Guangzhou R&F Properties Co., Ltd., Class H	324,000	368,155
KWG Property Holding Ltd.	769,736	493,411
Ruentex Development Co., Ltd.	378,000	569,756

		2,158,440
Semiconductors & Semiconductor Equipment - 0.7%
Infineon Technologies AG	15,606	175,701
Radiant Opto-Electronics Corp.	27,000	86,106

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
STMicroelectronics N.V.	22,329	$186,459

		448,266
Technology Hardware, Storage & Peripherals - 3.2%
Brother Industries Ltd.	29,700	514,279
Canon, Inc.	10,800	343,910
Inventec Corp.	783,000	583,893
Samsung Electronics Co., Ltd.	108	134,802
Seiko Epson Corp.	10,800	443,621
Wistron Corp.	162,281	149,338

		2,169,843
Textiles, Apparel & Luxury Goods - 0.8%
Ruentex Industries Ltd.	243,570	526,350

Tobacco - 2.9%
British American Tobacco PLC	34,614	1,950,543

Trading Companies & Distributors - 0.2%
ITOCHU Corp.	13,500	137,913

Transportation Infrastructure - 1.0%
EcoRodovias Infraestrutura e Logistica S.A.	137,700	531,983
Hutchison Port Holdings Trust, Class U	216,000	154,440

		686,423
Wireless Telecommunication Services - 4.0%
Freenet AG	19,467	581,261
Intouch Holdings PCL (NVDR)	210,600	519,583
MegaFon OAO (Registered) (GDR)	5,292	72,712
Vodacom Group Ltd.	26,838	310,076
Vodafone Group PLC	351,918	1,239,439

		2,723,071
Total Common Stocks (Cost $69,871,787)		66,676,707

Total Investment Securities (Cost $69,871,787) — 98.9%		66,676,707

Other assets less liabilities — 1.1%		748,326

Net Assets — 100.0%		$67,425,033

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

January 31, 2015 (Unaudited)

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At January 31, 2015, the value of these securities amounted to $15,637 or 0.02% of net assets.
*	Non-income producing security.
†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviations:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHF — Swiss Franc

CZK — Czech Koruna

EUR — Euro

GBP — British Pound

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

INR — Indian Rupee

JPY — Japanese Yen

MXN — Mexican Peso

NVDR — Non-Voting Depositary Receipt

REIT — Real Estate Investment Trust

SEK — Swedish Krona

USD — US Dollar

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,159,172
Aggregate gross unrealized depreciation	(4,836,124)

Net unrealized depreciation	$(3,676,952)

Federal income tax cost of investments	$70,353,659

Futures Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following open long futures contracts as of January 31, 2015:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini MSCI EAFE Index Futures Contract	1	03/20/15	$88,330	$2,583
MSCI Emerging Markets Mini Index Futures Contracts	2	03/20/15	95,150	(104)
SGX S&P CNX Nifty Index Futures Contracts	29	02/26/15	514,982	(3,912)

				$(1,433)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

January 31, 2015 (Unaudited)

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following outstanding contracts as of January 31, 2015:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
AUD	204,556	Morgan Stanley	USD	165,000	03/18/15	$(6,145)
INR	12,545,400	Morgan Stanley	USD	200,000	03/18/15	761
INR	54,209,000	Morgan Stanley	USD	841,232	03/18/15	26,262
JPY	10,232,300	Morgan Stanley	USD	85,000	03/18/15	2,150
USD	50,000	Morgan Stanley	CHF	49,333	03/18/15	(3,736)
USD	60,000	Morgan Stanley	CZK	1,366,833	03/18/15	4,370
USD	40,000	Morgan Stanley	EUR	32,844	03/18/15	2,924
USD	75,000	Morgan Stanley	GBP	48,222	03/18/15	2,596
USD	75,000	Morgan Stanley	HKD	582,213	03/18/15	(88)
USD	560,000	Morgan Stanley	INR	36,187,200	03/18/15	(19,095)
USD	100,000	Morgan Stanley	MXN	1,476,150	03/18/15	1,688
USD	155,000	Morgan Stanley	SEK	1,217,088	03/18/15	7,818

						$19,505

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

January 31, 2015 (Unaudited)

FlexShares® International Quality Dividend Dynamic Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2015:

Australia	6.5%
Austria	0.1
Belgium	0.8
Brazil	2.2
Canada	3.9
China	7.4
Colombia	0.2
Czech Republic	0.2
Denmark	0.2
Finland	2.6
France	7.4
Germany	10.0
Indonesia	0.7
Israel	0.7
Italy	2.7
Japan	14.3
Mexico	0.2
Netherlands	1.0
Norway	0.9
Poland	1.4
Portugal	0.6
Russia	2.4
Singapore	0.2
South Africa	1.1
South Korea	0.2
Spain	2.6
Sweden	1.6
Switzerland	4.3
Taiwan	2.8
Thailand	1.6
Turkey	0.8
United Kingdom	17.3
Other[1]	1.1

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

January 31, 2015 (Unaudited)

	Principal Amount	Value
U.S. Treasury Obligations - 100.0%
U.S. Treasury Inflation Index Notes
0.13%, due 04/15/16	$110,805,400	$111,177,651
2.50%, due 07/15/16	63,152,545	66,168,846
2.38%, due 01/15/17	54,585,460	57,744,784
0.13%, due 04/15/17	447,032,672	452,934,755
2.63%, due 07/15/17	154,350,176	167,579,264
1.63%, due 01/15/18	179,046,959	190,672,875
0.13%, due 04/15/18	494,128,781	502,235,507
1.38%, due 07/15/18	158,785,829	169,790,529
2.13%, due 01/15/19	43,879,810	48,326,762
0.13%, due 04/15/19	135,842,042	138,134,336
1.88%, due 07/15/19	45,323,880	50,075,803
1.38%, due 01/15/20	55,832,148	60,492,470
1.25%, due 07/15/20	94,134,530	102,312,865

		2,117,646,447

Total U.S. Treasury Obligations (Cost $2,115,111,112)		2,117,646,447

Total Investment Securities (Cost $2,115,111,112) — 100.0%		2,117,646,447

Other assets less liabilities — 0.0%†		925,277

NET ASSETS— 100.0%		$2,118,571,724

†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,771,099
Aggregate gross unrealized depreciation	(5,235,764)

Net unrealized appreciation	$2,535,335

Federal income tax cost of investments	$2,115,111,112

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

January 31, 2015 (Unaudited)

	Principal Amount	Value
U.S. Treasury Obligations - 100.0%
U.S. Treasury Inflation Index Notes
0.13%, due 04/15/18	$26,547,038	$26,982,571
1.38%, due 07/15/18	8,524,414	9,115,201
2.13%, due 01/15/19	8,457,208	9,314,294
0.13%, due 04/15/19	84,881,624	86,313,976
1.88%, due 07/15/19	28,309,176	31,277,215
1.38%, due 01/15/20	34,903,010	37,816,372
1.25%, due 07/15/20	59,061,342	64,192,546
1.13%, due 01/15/21	66,659,898	71,836,005
0.63%, due 07/15/21	19,534,624	20,541,907
0.13%, due 01/15/22	22,372,983	22,668,362
0.13%, due 07/15/22	21,865,995	22,217,832
0.13%, due 01/15/23	21,904,357	22,143,934

		424,420,215

Total U.S. Treasury Obligations (Cost $418,916,951)		424,420,215

Total Investment Securities (Cost $418,916,951) — 100.0%		424,420,215

Other assets less liabilities — 0.0%†		117,664

NET ASSETS — 100.0%		$424,537,879

†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,510,698
Aggregate gross unrealized depreciation	(7,434)

Net unrealized appreciation	$5,503,264

Federal income tax cost of investments	$418,916,951

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

January 31, 2015 (Unaudited)

	Principal Amount	Value
U.S. Government & Agency Securities - 97.4%
Federal Home Loan Mortgage Corp.
4.00%, due 06/01/19	$62,551	$66,132
4.50%, due 07/01/19	103,872	109,422
5.00%, due 07/01/20	129,091	136,393
2.50%, due 04/01/28	55,610	57,626
2.50%, due 11/01/28	39,076	40,459
6.00%, due 04/01/34	171,338	195,890
5.50%, due 07/01/38	17,724	19,799
5.50%, due 12/01/38	48,123	53,798
5.00%, due 02/01/39	57,621	63,458
6.50%, due 04/01/39	133,570	152,093
5.00%, due 05/01/39	298,457	334,733
5.00%, due 08/01/39	24,311	27,147
5.00%, due 09/01/39	34,983	38,528
4.50%, due 10/01/39	61,520	66,885
4.00%, due 02/01/40	32,454	34,784
4.50%, due 03/01/41	113,673	123,628
5.50%, due 04/01/41	83,174	93,252
3.00%, due 03/01/43	57,361	59,324
4.00%, due 06/01/44	46,056	49,364
3.50%, due 02/15/45 TBA	50,000	52,724
6.00%, due 02/15/45 TBA	80,000	90,425
Federal National Mortgage Association
4.50%, due 11/01/18	135,840	142,731
4.00%, due 07/01/19	59,340	62,834
4.50%, due 04/01/20	72,130	76,315
5.00%, due 11/01/21	73,024	77,804
5.50%, due 04/01/22	68,146	74,473
5.00%, due 12/01/23	73,184	80,840
5.00%, due 07/01/24	324,739	358,709
5.00%, due 02/01/25	195,056	215,460
2.50%, due 06/01/27	50,439	52,320
2.50%, due 08/01/27	84,246	87,393
2.50%, due 12/01/27	75,900	78,735
3.00%, due 03/01/28	84,790	89,743
2.50%, due 06/01/28	69,754	72,316
3.00%, due 06/01/28	106,595	113,271
3.00%, due 07/01/28	432,382	458,486
2.50%, due 09/01/28	119,219	123,669
3.00%, due 11/01/28	77,530	82,209
3.00%, due 02/25/30 TBA	45,000	47,320
6.50%, due 09/01/34	126,248	153,471
6.00%, due 11/01/35	104,508	119,188
5.50%, due 02/01/37	37,714	42,958
5.50%, due 09/01/38	90,198	100,808
5.00%, due 01/01/39	35,875	39,628
5.50%, due 01/01/40	99,239	111,428
4.50%, due 04/01/40	59,420	64,730
5.50%, due 04/01/40	23,672	26,807

	Principal Amount	Value
U.S. Government & Agency Securities - (continued)
3.50%, due 01/01/41	$73,411	$77,714
3.50%, due 02/01/41	145,799	154,300
4.00%, due 02/01/41	71,305	76,436
4.50%, due 02/01/41	96,326	105,031
5.50%, due 04/01/41	35,924	40,352
4.50%, due 06/01/41	72,044	79,855
4.50%, due 08/01/41	109,501	119,261
5.50%, due 09/01/41	147,521	164,809
4.50%, due 01/01/42	121,411	132,062
2.50%, due 03/01/43	148,805	149,514
3.00%, due 05/01/43	436,511	453,397
3.00%, due 06/01/43	182,873	189,375
4.00%, due 08/01/43	82,714	88,666
3.00%, due 11/01/43	89,971	93,141
6.00%, due 02/25/45 TBA	290,000	328,380
6.50%, due 02/25/45 TBA	140,000	159,772
Government National Mortgage Association
2.50%, due 12/20/28	134,652	140,421
5.50%, due 06/15/33	332,083	377,227
6.00%, due 03/15/39	54,635	61,701
5.00%, due 04/15/39	90,437	100,268
5.50%, due 09/15/39	72,910	81,370
4.00%, due 09/20/39	91,804	98,198
5.00%, due 11/15/39	6,535	7,243
4.00%, due 08/15/40	67,027	72,099
4.00%, due 10/15/40	51,668	55,568
5.50%, due 01/20/41	97,381	109,807
4.00%, due 03/15/41	12,822	13,798
3.50%, due 01/15/42	68,336	72,416
5.50%, due 02/20/42	95,994	106,866
3.50%, due 08/20/42	115,914	122,692
3.00%, due 12/20/42	73,673	76,665
3.50%, due 12/20/42	38,070	40,249
5.50%, due 02/20/43	56,708	62,759
3.50%, due 03/15/43	82,926	87,878
3.50%, due 06/15/43	447,289	476,904
5.00%, due 01/20/44	25,306	27,582
4.00%, due 09/15/44	174,629	187,785
3.50%, due 10/15/44	174,191	185,798
3.50%, due 10/20/44	49,446	52,311
4.00%, due 10/20/44	147,884	158,234
4.00%, due 12/15/44	291,531	313,629
3.00%, due 12/20/44	124,721	129,640
3.50%, due 12/20/44	149,680	158,351
2.50%, due 02/15/45 TBA	50,000	50,191
6.00%, due 02/15/45 TBA	370,000	417,491

Total U.S. Government & Agency Securities (Cost $10,991,497)		11,076,716

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

January 31, 2015 (Unaudited)

	Principal Amount	Value
U.S. Government & Agency Securities - (continued)
Total Investment Securities (Cost $10,991,497) — 97.4%		11,076,716

Other assets less liabilities — 2.6%		$298,778

NET ASSETS— 100.0%		$11,375,494

Percentages shown are based on Net Assets.

Abbreviation:

TBA —	To Be Announced; Security is subject to delayed delivery

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$97,191
Aggregate gross unrealized depreciation	(11,972)

Net unrealized appreciation	$85,219

Federal income tax cost of investments	$10,991,497

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

January 31, 2015 (Unaudited)

	Principal Amount	Value
Corporate Bonds - 98.8%
Aerospace & Defense - 2.0%
The Boeing Co. 4.88%, due 02/15/20	$10,000	$11,506
Honeywell International, Inc. 5.00%, due 02/15/19	20,000	22,781
Northrop Grumman Corp. 3.25%, due 08/01/23	20,000	20,947
Raytheon Co. 3.13%, due 10/15/20	20,000	21,198
United Technologies Corp. 4.50%, due 04/15/20	20,000	22,618

		99,050
Banks - 20.9%
Bank of America Corp. 2.60%, due 01/15/19	130,000	132,814
4.20%, due 08/26/24	30,000	31,187
Bank of Montreal 2.55%, due 11/06/22	30,000	30,181
BNP Paribas S.A. 5.00%, due 01/15/21	10,000	11,579
Citigroup, Inc. 1.55%, due 08/14/17	15,000	15,038
2.50%, due 09/26/18	120,000	122,751
4.00%, due 08/05/24	30,000	30,753
Fifth Third Bancorp 5.45%, due 01/15/17	50,000	53,841
HSBC Holdings PLC 4.00%, due 03/30/22	10,000	10,946
JPMorgan Chase & Co. 1.63%, due 05/15/18	90,000	89,977
2.20%, due 10/22/19	100,000	100,776
3.38%, due 05/01/23	50,000	49,893
KeyCorp 5.10%, due 03/24/21	50,000	57,828
Lloyds Bank PLC 6.38%, due 01/21/21	15,000	18,381
The PNC Financial Services Group, Inc. 3.90%, due 04/29/24	50,000	53,065
U.S. Bancorp/Minnesota 2.95%, due 07/15/22	20,000	20,487
Wells Fargo & Co. 2.13%, due 04/22/19	215,000	218,074
4.48%, due 01/16/24	20,000	22,020

		1,069,591
Beverages - 2.9%
Anheuser-Busch InBev Worldwide, Inc. 5.00%, due 04/15/20	20,000	22,978
The Coca-Cola Co. 1.15%, due 04/01/18	50,000	50,221

	Principal Amount	Value
Corporate Bonds - (continued)
Beverages - (continued)
PepsiCo, Inc. 1.25%, due 08/13/17	$50,000	$50,354
3.60%, due 03/01/24	20,000	21,676

		145,229
Biotechnology - 0.8%
Gilead Sciences, Inc. 2.05%, due 04/01/19	40,000	40,889

Capital Markets - 14.4%
The Bank of New York Mellon Corp. 3.65%, due 02/04/24	50,000	54,220
BlackRock, Inc. 6.25%, due 09/15/17	20,000	22,569
Credit Suisse 6.00%, due 02/15/18	115,000	128,415
Deutsche Bank AG 3.70%, due 05/30/24	50,000	53,226
The Goldman Sachs Group, Inc. 5.63%, due 01/15/17	100,000	107,615
4.00%, due 03/03/24	80,000	85,728
Morgan Stanley 6.63%, due 04/01/18	150,000	171,534
3.75%, due 02/25/23	60,000	63,399
Nomura Holdings, Inc. 2.75%, due 03/19/19	50,000	51,484

		738,190
Chemicals - 2.3%
CF Industries, Inc. 6.88%, due 05/01/18	20,000	22,900
E.I. du Pont de Nemours & Co. 4.25%, due 04/01/21	50,000	55,685
Ecolab, Inc. 4.35%, due 12/08/21	10,000	11,172
LYB International Finance B.V. 4.00%, due 07/15/23	25,000	26,461

		116,218
Commercial Services & Supplies - 0.9%
Republic Services, Inc. 3.80%, due 05/15/18	45,000	47,953

Communications Equipment - 1.6%
Cisco Systems, Inc. 1.10%, due 03/03/17	80,000	80,618

Consumer Finance - 3.3%
American Express Co. 1.55%, due 05/22/18	60,000	60,110
Capital One Financial Corp. 3.50%, due 06/15/23	30,000	31,227
Discover Financial Services 3.85%, due 11/21/22	30,000	31,537

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

January 31, 2015 (Unaudited)

	Principal Amount	Value
Corporate Bonds - (continued)
Consumer Finance - (continued)
John Deere Capital Corp. 3.35%, due 06/12/24	$20,000	$21,385
Toyota Motor Credit Corp. 4.50%, due 06/17/20	20,000	22,695

		166,954
Diversified Financial Services - 2.6%
General Electric Capital Corp. 1.63%, due 04/02/18	60,000	60,606
4.65%, due 10/17/21	20,000	22,984
3.45%, due 05/15/24	20,000	21,502
Shell International Finance B.V. 2.00%, due 11/15/18	25,000	25,483

		130,575
Diversified Telecommunication Services - 2.4%
AT&T, Inc. 2.30%, due 03/11/19	70,000	71,304
Verizon Communications, Inc. 3.45%, due 03/15/21	50,000	52,513

		123,817
Electric Utilities - 0.8%
Duke Energy Carolinas LLC 3.90%, due 06/15/21	10,000	11,126
Public Service Electric & Gas Co. 2.38%, due 05/15/23	30,000	29,978

		41,104
Electrical Equipment - 0.6%
Eaton Corp. 2.75%, due 11/02/22	30,000	30,589

Energy Equipment & Services - 0.3%
Ensco PLC 4.50%, due 10/01/24	15,000	14,537

Food & Staples Retailing - 1.8%
CVS Health Corp. 2.25%, due 08/12/19	50,000	51,114
Sysco Corp. 3.00%, due 10/02/21	20,000	20,820
Walgreen Co. 5.25%, due 01/15/19	20,000	22,593

		94,527
Health Care Equipment & Supplies - 2.1%
Baxter International, Inc. 5.38%, due 06/01/18	40,000	44,852
Becton Dickinson and Co. 3.13%, due 11/08/21	20,000	20,664
Medtronic, Inc. 1.38%, due 04/01/18	40,000	40,114

		105,630

	Principal Amount	Value
Corporate Bonds - (continued)
Health Care Providers & Services - 0.7%
Medco Health Solutions, Inc. 7.13%, due 03/15/18	$30,000	$34,945

Hotels, Restaurants & Leisure - 0.3%
McDonald’s Corp. 2.63%, due 01/15/22	15,000	15,323

Household Products - 0.4%
The Procter & Gamble Co. 3.10%, due 08/15/23	20,000	21,370

Insurance - 2.6%
Aflac, Inc. 3.63%, due 06/15/23	10,000	10,600
American International Group, Inc. 5.85%, due 01/16/18	80,000	90,310
Berkshire Hathaway Finance Corp. 1.30%, due 05/15/18	30,000	30,122

		131,032
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. 2.60%, due 12/05/19	15,000	15,419

IT Services - 1.3%
International Business Machines Corp. 8.38%, due 11/01/19	50,000	65,390

Media - 6.0%
21st Century Fox America, Inc. 4.50%, due 02/15/21	15,000	16,843
CBS Corp. 2.30%, due 08/15/19	15,000	15,129
Comcast Corp. 5.15%, due 03/01/20	60,000	69,371
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 5.00%, due 03/01/21	50,000	56,130
Discovery Communications LLC 5.05%, due 06/01/20	50,000	56,010
Omnicom Group, Inc. 4.45%, due 08/15/20	10,000	11,085
Time Warner Cable, Inc. 5.85%, due 05/01/17	20,000	21,910
Time Warner, Inc. 4.88%, due 03/15/20	30,000	33,835
Viacom, Inc. 2.50%, due 09/01/18	25,000	25,540

		305,853
Metals & Mining - 1.7%
BHP Billiton Finance USA Ltd. 3.25%, due 11/21/21	35,000	37,100
Freeport-McMoRan, Inc. 2.38%, due 03/15/18	10,000	9,661

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

January 31, 2015 (Unaudited)

	Principal Amount	Value
Corporate Bonds - (continued)
Metals & Mining - (continued)
Rio Tinto Finance USA Ltd. 9.00%, due 05/01/19	$30,000	$38,496

		85,257
Multi-Utilities - 0.4%
Dominion Resources, Inc. 4.45%, due 03/15/21	20,000	22,322

Oil, Gas & Consumable Fuels - 10.1%
Anadarko Petroleum Corp. 6.38%, due 09/15/17	20,000	22,247
BP Capital Markets PLC 1.38%, due 11/06/17	15,000	14,963
4.50%, due 10/01/20	60,000	66,506
3.81%, due 02/10/24	30,000	31,374
Canadian Natural Resources Ltd. 3.45%, due 11/15/21	10,000	10,098
Chevron Corp. 2.43%, due 06/24/20	50,000	51,807
ConocoPhillips Co. 2.40%, due 12/15/22	30,000	29,830
Enterprise Products Operating LLC 3.35%, due 03/15/23	30,000	30,732
EOG Resources, Inc. 2.45%, due 04/01/20	25,000	25,491
Husky Energy, Inc. 7.25%, due 12/15/19	10,000	11,780
Kinder Morgan Energy Partners LP 2.65%, due 02/01/19	50,000	50,082
Marathon Oil Corp. 2.80%, due 11/01/22	15,000	14,313
Occidental Petroleum Corp. 1.50%, due 02/15/18	50,000	50,140
Suncor Energy, Inc. 3.60%, due 12/01/24	15,000	15,350
Total Capital S.A. 4.13%, due 01/28/21	50,000	55,379
Valero Energy Corp. 9.38%, due 03/15/19	30,000	37,684

		517,776
Pharmaceuticals - 3.6%
AbbVie, Inc. 2.00%, due 11/06/18	80,000	80,944
Teva Pharmaceutical Finance Co. B.V. 3.65%, due 11/10/21	50,000	52,962
Wyeth LLC 6.45%, due 02/01/24	40,000	52,148

		186,054

	Principal Amount	Value
Corporate Bonds - (continued)
Real Estate Investment Trusts (REITs) - 3.1%
American Tower Corp. 5.90%, due 11/01/21	$10,000	$11,618
Boston Properties LP 5.63%, due 11/15/20	30,000	35,159
ERP Operating LP 4.63%, due 12/15/21	20,000	22,396
HCP, Inc. 2.63%, due 02/01/20	40,000	40,444
Prologis LP 4.25%, due 08/15/23	10,000	10,923
Realty Income Corp. 4.65%, due 08/01/23	10,000	11,109
Simon Property Group LP 3.75%, due 02/01/24	30,000	32,501

		164,150
Road & Rail - 1.0%
Burlington Northern Santa Fe LLC 3.05%, due 03/15/22	50,000	52,047

Semiconductors & Semiconductor Equipment - 0.5%
Intel Corp. 1.35%, due 12/15/17	10,000	10,083
KLA-Tencor Corp. 4.13%, due 11/01/21	15,000	15,811

		25,894
Software - 2.3%
Oracle Corp. 5.00%, due 07/08/19	60,000	68,558
2.50%, due 10/15/22	50,000	50,862

		119,420
Specialty Retail - 0.4%
Lowe’s Cos., Inc. 3.75%, due 04/15/21	20,000	22,084

Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc. 2.85%, due 05/06/21	50,000	52,572
EMC Corp. 2.65%, due 06/01/20	25,000	25,681
Hewlett-Packard Co. 2.75%, due 01/14/19	10,000	10,288

		88,541
Tobacco - 1.8%
Altria Group, Inc. 2.85%, due 08/09/22	70,000	70,309
Philip Morris International, Inc. 3.60%, due 11/15/23	20,000	21,537

		91,846

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

January 31, 2015 (Unaudited)

	Principal Amount	Value
Corporate Bonds - (continued)
Trading Companies & Distributors - 0.5%
Air Lease Corp. 4.25%, due 09/15/24	$25,000	$25,750

Wireless Telecommunication Services - 0.4%
Vodafone Group PLC 1.25%, due 09/26/17	20,000	19,912

Total Corporate Bonds (Cost $4,955,649)		5,055,856

Total Investment Securities (Cost $4,955,649) — 98.8%		5,055,856

Other assets less liabilities — 1.2%		59,932

NET ASSETS — 100.0%		$5,115,788

Percentages shown are based on Net Assets.

Abbreviation:

REIT — Real Estate Investment Trust

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$102,214
Aggregate gross unrealized depreciation	(2,007)

Net unrealized appreciation	$100,207

Federal income tax cost of investments	$4,955,649

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

January 31, 2015 (Unaudited)

	Principal Amount	Value
Asset-Backed Security - 0.1%
American Express Credit Account Master Trust 0.59%, due 05/15/18	$100,000	$100,038

Total Asset-Backed Security (Cost $99,994)		100,038

Corporate Bonds - 82.4%
Aerospace & Defense - 1.5%
Honeywell International, Inc. 0.28%, due 11/17/15(b)	1,500,000	1,500,630

Asset Management & Custody Banks - 0.2%
ING Bank N.V. 1.19%, due 03/07/16(a)(b)	200,000	201,015

Communications Equipment - 0.8%
Cisco Systems, Inc. 0.73%, due 03/01/19(b)	823,000	827,454

Consumer Finance - 8.7%
American Express Credit Corp. 0.72%, due 08/15/19(b)	1,090,000	1,083,945
American Honda Finance Corp. 0.42%, due 07/14/17(b)	1,000,000	998,860
1.20%, due 07/14/17	89,000	89,438
Caterpillar Financial Services Corp. 0.70%, due 11/06/15	996,000	998,766
Ford Motor Credit Co. LLC 1.07%, due 03/12/19(b)	1,000,000	991,799
John Deere Capital Corp. 1.05%, due 12/15/16	858,000	862,832
1.95%, due 12/13/18	13,000	13,259
Nissan Motor Acceptance Corp. 0.78%, due 03/03/17(a)(b)	503,000	503,562
PACCAR Financial Corp. 0.70%, due 11/16/15	395,000	396,039
Synchrony Financial 1.88%, due 08/15/17	900,000	904,430
Toyota Motor Credit Corp. 0.52%, due 05/17/16(b)	78,000	78,225
0.43%, due 05/16/17(b)	928,000	927,042
1.45%, due 01/12/18	1,000,000	1,008,566

		8,856,763
Data Processing & Outsourced Services - 0.2%
MasterCard, Inc. 2.00%, due 04/01/19	191,000	196,109

Diversified Banks - 23.6%
Australia & New Zealand Banking Group Ltd. 1.25%, due 01/10/17	450,000	453,919
Bank of America Corp. 0.84%, due 08/25/17(b)	1,000,000	999,101

	Principal Amount	Value
Corporate Bonds - (continued)
Diversified Banks - (continued)
Bank of Montreal 0.51%, due 09/24/15(b)	$750,000	$751,168
0.80%, due 11/06/15	1,250,000	1,254,382
The Bank of Nova Scotia 0.64%, due 03/15/16(b)	309,000	310,229
2.90%, due 03/29/16	1,000,000	1,026,905
The Bank of Tokyo-Mitsubishi UFJ Ltd. 0.85%, due 09/09/16(a)(b)	250,000	251,131
Banque Federative du Credit Mutuel S.A. 1.11%, due 01/20/17(a)(b)	1,000,000	1,006,288
Barclays Bank PLC 0.81%, due 02/17/17(b)	1,000,000	1,002,316
BNP Paribas S.A. 0.72%, due 03/17/17(b)	743,000	743,837
Canadian Imperial Bank of Commerce 2.35%, due 12/11/15	2,000,000	2,032,642
Citigroup, Inc. 0.78%, due 03/10/17(b)	928,000	926,732
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 2.25%, due 07/31/15	1,250,000	1,260,638
0.72%, due 03/18/16(b)	750,000	752,978
The Korea Development Bank 0.88%, due 01/22/17(b)	1,767,000	1,766,965
National Bank of Canada 1.50%, due 06/26/15	1,475,000	1,482,030
Royal Bank of Canada 0.80%, due 10/30/15	557,000	558,611
0.61%, due 03/08/16(b)	395,000	396,353
Sumitomo Mitsui Banking Corp. 0.68%, due 01/10/17(b)	2,000,000	1,999,372
Svenska Handelsbanken AB 0.72%, due 09/23/16(b)	1,000,000	1,004,142
The Toronto-Dominion Bank 0.70%, due 09/09/16(b)	728,000	731,189
U.S. Bank N.A./Ohio 1.38%, due 09/11/17	1,000,000	1,008,018
Wells Fargo & Co. 2.15%, due 01/30/20	1,000,000	1,006,786
Wells Fargo Bank N.A. 0.54%, due 07/20/15(b)	500,000	500,588
Westpac Banking Corp. 1.01%, due 09/25/15(b)	100,000	100,483
0.66%, due 11/25/16(b)	753,000	754,817

		24,081,620

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

January 31, 2015 (Unaudited)

	Principal Amount	Value
Corporate Bonds - (continued)
Diversified Capital Markets - 4.2%
Credit Suisse 1.75%, due 01/29/18	$1,000,000	$1,005,440
Deutsche Bank AG 3.25%, due 01/11/16	1,281,000	1,309,559
JPMorgan Chase & Co. 3.40%, due 06/24/15	1,870,000	1,891,116
1.16%, due 01/25/18(b)	116,000	117,016

		4,323,131
Diversified Metals & Mining - 1.3%
Freeport-McMoRan, Inc. 2.30%, due 11/14/17	570,000	560,921
Glencore Funding LLC 1.40%, due 05/27/16(a)(b)	743,000	746,731

		1,307,652
Drug Retail - 0.2%
Walgreen Co. 1.00%, due 03/13/15	125,000	125,082
Walgreens Boots Alliance, Inc. 1.75%, due 11/17/17	81,000	81,803

		206,885
Electric Utilities - 2.3%
Duke Energy Indiana, Inc. 0.60%, due 07/11/16(b)	928,000	929,155
Electricite de France S.A. 0.72%, due 01/20/17(a)(b)	399,000	400,444
Georgia Power Co. 0.63%, due 11/15/15	14,000	14,008
The Southern Co. 1.30%, due 08/15/17	1,000,000	1,004,377

		2,347,984
Fertilizers & Agricultural Chemicals - 0.8%
Monsanto Co. 1.15%, due 06/30/17	825,000	826,462

Food Retail - 0.9%
The Kroger Co. 0.79%, due 10/17/16(b)	938,000	937,902

Health Care Distributors - 0.3%
McKesson Corp. 0.95%, due 12/04/15	297,000	297,904

Home Improvement Retail - 0.3%
The Home Depot, Inc. 2.00%, due 06/15/19	303,000	309,811

Household Appliances - 1.0%
Whirlpool Corp. 1.65%, due 11/01/17	1,000,000	1,008,928

	Principal Amount	Value
Corporate Bonds - (continued)
Household Products - 1.3%
Kimberly-Clark Corp. 1.90%, due 05/22/19	$334,000	$339,172
The Procter & Gamble Co. 0.50%, due 11/01/19(b)	1,000,000	1,003,987

		1,343,159
Hypermarkets & Super Centers - 0.6%
Costco Wholesale Corp. 0.65%, due 12/07/15	240,000	240,624
Wal-Mart Stores, Inc. 1.50%, due 10/25/15	115,000	115,918
1.00%, due 04/21/17	209,000	210,305

		566,847
Integrated Oil & Gas - 3.1%
Exxon Mobil Corp. 0.28%, due 03/15/17(b)	1,000,000	998,811
Total Capital S.A. 3.00%, due 06/24/15	2,100,000	2,122,027

		3,120,838
Integrated Telecommunication Services - 1.2%
AT&T, Inc. 0.62%, due 02/12/16(b)	268,000	268,139
Verizon Communications, Inc. 1.77%, due 09/15/16(b)	958,000	975,572

		1,243,711
Internet Retail - 1.1%
Amazon.com, Inc. 0.65%, due 11/27/15	1,153,000	1,153,932

Investment Banking & Brokerage - 2.2%
The Goldman Sachs Group, Inc. 1.60%, due 11/23/15	965,000	971,983
Morgan Stanley 1.48%, due 02/25/16(b)	847,000	854,020
2.50%, due 01/24/19	377,000	383,998

		2,210,001
IT Consulting & Other Services - 0.4%
International Business Machines Corp. 0.21%, due 02/04/15(b)	400,000	400,000

Managed Health Care - 0.9%
UnitedHealth Group, Inc. 0.85%, due 10/15/15	878,000	880,760

Movies & Entertainment - 1.4%
The Walt Disney Co. 1.10%, due 12/01/17	464,000	465,351
0.55%, due 05/30/19(b)	928,000	929,373

		1,394,724

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

January 31, 2015 (Unaudited)

	Principal Amount	Value
Corporate Bonds - (continued)
Oil & Gas Exploration & Production - 1.5%
Canadian Natural Resources Ltd. 1.75%, due 01/15/18	$1,000,000	$989,404
Marathon Oil Corp. 0.90%, due 11/01/15	573,000	571,470

		1,560,874
Oil & Gas Refining & Marketing - 1.0%
BP Capital Markets PLC 0.70%, due 11/06/15	209,000	209,168
0.88%, due 09/26/18(b)	835,000	828,294

		1,037,462
Oil & Gas Storage & Transportation - 0.6%
TransCanada PipeLines Ltd. 0.94%, due 06/30/16(b)	581,000	582,842

Oil, Gas & Consumable Fuels - 1.2%
Petrobras Global Finance B.V. 1.85%, due 05/20/16(b)	250,000	231,875
Sinopec Group Overseas Development 2014 Ltd. 1.03%, due 04/10/17(a)(b)	1,000,000	994,046

		1,225,921
Other Diversified Financial Services - 3.1%
General Electric Capital Corp. 0.90%, due 07/12/16(b)	343,000	345,494
0.76%, due 01/14/19(b)	928,000	928,155
2.20%, due 01/09/20	1,000,000	1,019,826
U.S. Bancorp/Minnesota 0.66%, due 04/25/19(b)	843,000	843,833

		3,137,308
Packaged Foods & Meats - 2.0%
General Mills, Inc. 0.55%, due 01/29/16(b)	1,000,000	999,165
Kellogg Co. 1.13%, due 05/15/15	1,000,000	1,001,932

		2,001,097
Pharmaceuticals - 3.9%
GlaxoSmithKline Capital, Inc. 0.70%, due 03/18/16	2,000,000	2,006,148
Johnson & Johnson 1.13%, due 11/21/17	785,000	789,464
Pfizer, Inc. 5.35%, due 03/15/15	1,139,000	1,145,331

		3,940,943
Property & Casualty Insurance - 2.0%
Berkshire Hathaway Finance Corp. 0.40%, due 01/10/17(b)	1,000,000	1,000,263
0.55%, due 01/12/18(b)	1,000,000	1,001,012

		2,001,275

	Principal Amount	Value
Corporate Bonds - (continued)
Railroads - 1.0%
Canadian National Railway Co. 0.40%, due 11/14/17(b)	$1,000,000	$997,078

Regional Banks - 2.7%
Branch Banking & Trust Co. 0.66%, due 12/01/16(b)	1,000,000	1,001,890
Capital One Bank USA N.A. 2.25%, due 02/13/19	250,000	252,731
Manufacturers & Traders Trust Co. 1.40%, due 07/25/17	500,000	503,009
Nederlandse Waterschapsbank N.V. 0.46%, due 02/14/18(a)(b)	1,000,000	1,005,265

		2,762,895
Restaurants - 1.0%
McDonald’s Corp. 0.75%, due 05/29/15	100,000	100,158
Starbucks Corp. 0.88%, due 12/05/16	928,000	929,940

		1,030,098
Semiconductors - 0.9%
Texas Instruments, Inc. 0.88%, due 03/12/17	928,000	929,157

Specialized Finance - 1.0%
Shell International Finance B.V. 0.44%, due 11/15/16(b)	1,064,000	1,065,033

Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc. 0.28%, due 05/03/16(b)	478,000	478,149
0.53%, due 05/06/19(b)	557,000	557,819

		1,035,968
Thrifts & Mortgage Finance - 0.1%
Abbey National Treasury Services PLC 0.75%, due 03/13/17(b)	78,000	78,071

Tobacco - 0.0%†
Reynolds American, Inc. 1.05%, due 10/30/15	51,000	51,040

Wireless Telecommunication Services - 0.9%
Vodafone Group PLC 0.62%, due 02/19/16(b)	963,000	963,616

Total Corporate Bonds (Cost $83,796,390)		83,944,900

Municipal Bonds - 2.8%
DeKalb County Housing Authority, Multi- Family Housing Authority, Oak Grove Elementary School Project, Revenue Bonds 0.50%, due 05/01/16	928,000	928,046
Illinois Sports Facilities Authority, Refunding 3.00%, due 06/15/15	1,000,000	1,008,930

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

January 31, 2015 (Unaudited)

	Principal Amount	Value
Municipal Bonds - (continued)
New Jersey Economic Development Authority, Revenue Bonds, Refunding, School Facilities 3.64%, due 12/15/15	$930,000	$952,860

Total Municipal Bonds (Cost $2,891,705)		2,889,836

Commercial Paper - 5.6%
Campbell Soup Co. 0.20%, due 03/12/15	638,000	637,857
ENI Finance USA, Inc. 0.63%, due 04/10/15(b)	1,000,000	999,983
The Kansas City Southern Railway Co. 0.41%, due 02/13/15	1,000,000	999,852
Kinder Morgan, Inc. 0.83%, due 02/06/15	1,000,000	999,860
Talisman Energy, Inc. 0.47%, due 02/12/15	1,000,000	999,844
Wyndham Worldwide Corp. 0.47%, due 02/11/15	1,000,000	999,857

Total Commercial Paper (Cost $5,636,978)		5,637,253

U.S. Government & Agency Security - 0.9%
Federal Farm Credit Bank 0.22%, due 04/17/17(b)	928,000	928,942

Total U.S. Government & Agency Security (Cost $928,000)		928,942

Repurchase Agreements(c) - 9.8%
RBS Securities, Inc., dated 01/30/15, repurchase price $6,000,155, 0.31%, 02/02/15	6,000,000	6,000,000
SG America Securities LLC, dated 01/30/15, repurchase price $4,000,137, 0.41%, 02/02/15	4,000,000	4,000,000

Total Repurchase Agreements (Cost $10,000,000)		10,000,000

Total Investment Securities (Cost $103,353,067) — 101.6%		103,500,969

Liabilities in excess of other assets — (1.6%)		(1,597,337)

NET ASSETS — 100.0%		$101,903,632

†	Amount represents less than 0.05%.
(a)

Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on January 31, 2015.
(c)	The nature and terms of the collateral received for the repurchase agreements are as follows:

Name	Fair Market Value	Coupon Rate	Maturity Date
U.S. Government Agency Mortgage Security	$6,179,981	4.00%	10/20/44
Various Corporate Bonds	$4,473,076	1.65% - 12.25%	03/01/15 - 12/10/37

Percentages shown are based on Net Assets.

As of January 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$225,387
Aggregate gross unrealized depreciation	(77,816)

Net unrealized appreciation	$147,571

Federal income tax cost of investments	$103,353,398

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

January 31, 2015 (Unaudited)

FlexShares® Ready Access Variable Income Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2015:

Australia	1.3%
Canada	11.9
France	4.2
Germany	1.3
Japan	2.2
Netherlands	4.4
South Korea	1.7
Sweden	1.0
Switzerland	1.0
United Kingdom	4.0
United States	68.6
Other[1]	(1.6)

100.0%

[1]	Includes any non-fixed-income securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

FlexShares® Trust

Notes to the Schedules of Investments

January 31, 2015 (Unaudited)

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Each Fund’s Net Asset Value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading, based on prices at the time of closing provided that any U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The investments of the Funds are valued at fair value pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”). The Funds’ investments are valued using readily available market quotations when available. When market quotations are not readily available, are deemed unreliable, or do not reflect material events occurring between the close of local markets and the time of valuation, the Funds value securities at fair value as determined in good faith in accordance with the Funds’ fair value pricing procedures as approved by the Board. Such circumstances include, for example, periods when trading in a security is suspended, the exchange or market on which a security trades closes early, the trading volume in a security is limited, corporate actions and announcements take place, or regulatory news affecting an issuer is released, such as government approvals. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures.

Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, government actions, or natural disasters.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other investment companies and investors to price the same investments. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security may be materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by an Index Fund’s Underlying Index. This difference may adversely affect an Index Fund’s ability to track its Underlying Index. The portfolio securities of the FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® STOXX® Global Broad Infrastructure Index Fund, FlexShares® Global Quality Real Estate Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Defensive Index Fund, and FlexShares® International Quality Dividend Dynamic Index Fund are primarily listed on foreign exchanges and their value may change on days when shareholders will not be able to purchase or sell Fund shares.

Security prices are generally provided by independent pricing services. Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-denominated foreign securities or American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded. The closing price for securities traded on the NASDAQ/NMS is the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value is determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security is valued at fair value pursuant to the Trust’s fair value procedures.

Securities that are traded regularly in the over-the-counter market (other than the NASDAQ/NMS), including securities listed on exchanges but primarily traded over-the-counter, are valued on the basis of the mean between the bid and

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2015 (Unaudited)

asked quotes based upon quotes furnished by primary market makers for those securities. Securities that may be traded over-the-counter include equity securities, fixed-income securities, non-exchange-listed foreign securities, and certain derivative instruments. Fixed-income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined by taking into account securities prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities. Fixed-income securities maturing within a relatively short period, less than 60 days, are valued at amortized cost, which according to Northern Trust Investments, Inc. (“NTI”) approximates fair value.

Foreign securities are generally priced at the closing price or last sales price reported on the foreign exchange on which they are principally traded. If there have been no sales of the security for that day, the security will be valued at fair value pursuant to the Trust’s fair value procedures. Spot and forward foreign currency exchange contracts generally are valued using an independent pricing service. The value of assets determined in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by NTI as investment adviser. Any use of a different rate from the rates used by an Index Provider to an Index Fund may adversely affect the Index Fund’s ability to track its Underlying Index.

Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options and swaps are valued at broker-provided bid prices. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. If there was no sale on that day, and for non-exchange traded derivatives, the contract is valued at fair value pursuant to the Trust’s fair value procedures.

NTI has established a pricing and valuation committee (the “Northern Trust Asset Management PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s Legal and NTI’s Compliance and Risk Management groups. The Northern Trust Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The Northern Trust Asset Management PVC is responsible for making the determination of the fair value of a security.

In making its determination, the Northern Trust Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI monitors markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Northern Trust Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1—Quoted prices in active markets for identical assets on the measurement date.

•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Board.

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2015 (Unaudited)

The following is a summary of the valuations as of January 31, 2015 for each Fund based upon the three levels defined above. During the period ended January 31, 2015, there was one Level 3 security. All the transfers in and out of the levels during the period are assumed to be transferred on the last day of the period at their current value. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type where applicable.

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Morningstar US Market Factor Tilt Index
Investments
Common Stocks*	$733,140,874	$—	$—	$733,140,874
Rights	—	—	—	—
Warrants	—	—	—	—
U.S. Government & Agency Security	—	729,987	—	729,987

Total Investments	$733,140,874	$729,987	$—	$733,870,861

Other Financial Instruments
Assets
Futures Contracts	$5,164	$—	$—	$5,164
Liabilities
Futures Contracts	(34,585)	—	—	(34,585)

Total Other Financial Instruments	$(29,421)	$—	$—	$(29,421)

	Level 1 – Quoted Prices*a	Level 2 – Other Significant Observable Inputs*b	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index
Investments
Common Stocks
Banks	$56,528,507	$53,636	$—	$56,582,143
Food Products	19,365,412	51,535	—	19,416,947
Media	11,161,166	58,067	—	11,219,233
Other*	434,942,136	—	—	434,942,136
Rights	2,910	3,816	—	6,726

Total Investments	$522,000,131	$167,054	$—	$522,167,185

Other Financial Instruments
Assets
Futures Contracts	$258,187	$—	$—	$258,187
Forward Foreign Currency Contracts	—	1,002,406	—	1,002,406
Liabilities
Futures Contracts	(1,889)	—	—	(1,889)
Forward Foreign Currency Contracts	—	(1,234,028)	—	(1,234,028)

Total Other Financial Instruments	$256,298	$(231,622)	$—	$24,676

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Balance as of 10/31/14	$609
Total gain or loss (realized/unrealized included in earnings)	(60)
Purchases	—
Sales	—
Transfer into Level 3	—
Transfer out of Level 3[c]	(549)

Balance as of 1/31/15	$—

The amount of change in net unrealized appreciation (depreciation) on investment in Level 3 securities still held at 1/31/2015.	$—

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2015 (Unaudited)

	Level 1 – Quoted Prices*d	Level 2 – Other Significant Observable Inputs*e	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Morningstar Emerging Markets Factor Tilt Index
Investments
Common Stocks
Airlines	$1,176,606	$12,457	$—	$1,189,063
Banks	31,088,399	26,162	—	31,114,561
Chemicals	6,133,671	22,736	—	6,156,407
Diversified Financial Services	3,913,818	3,691	—	3,917,509
Diversified Telecommunication Services	3,324,129	23,871	—	3,348,000
Electric Utilities	3,666,627	33,238	—	3,699,865
Electronic Equipment, Instruments & Components	7,486,225	3,716	—	7,489,941
Hotels, Restaurants & Leisure	2,042,398	19,490	—	2,061,888
Household Durables	2,465,445	—	62	2,465,507
Household Products	979,574	38,590	—	1,018,164
Independent Power and Renewable Electricity
Producers	2,679,536	179,922	—	2,859,458
Insurance	6,713,240	173,553	—	6,886,793
Oil, Gas & Consumable Fuels	12,369,289	1,179,111	—	13,548,400
Paper & Forest Products	931,113	74,381	—	1,005,494
Pharmaceuticals	4,346,224	1,614	—	4,347,838
Real Estate Management & Development	7,781,761	176,699	—	7,958,460
Trading Companies & Distributors	1,066,479	45,463	—	1,111,942
Other*	114,916,562	—	—	114,916,562
Rights	4,552	1,906	—	6,458
Warrants	—	—	—	—

Total Investments	$213,085,648	$2,016,600	$62	$215,102,310

Other Financial Instruments
Assets
Futures Contracts	$46,765	$—	$—	$46,765
Forward Foreign Currency Contracts	—	60,127	—	60,127
Liabilities
Futures Contracts	(15,694)	—	—	(15,694)
Forward Foreign Currency Contracts	—	(65,207)	—	(65,207)

Total Other Financial Instruments	$31,071	$(5,080)	$—	$25,991

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Balance as of 10/31/14	$69
Total gain or loss (realized/unrealized included in earnings)	(7)
Purchases	—
Sales	—
Transfer into Level 3	—
Transfer out of Level 3	—

Balance as of 1/31/15	$62

The amount of change in net unrealized appreciation (depreciation) on investment in Level 3 securities still held at 1/31/2015.	$(7)

Common Stock	Fair Value at 1/31/2015	Valuation Techniques	Unobservable Inputs	Sensitivity[1]
Corp. GEO SAB de CV	62	Consensus Pricing	Distressed/Defaulted Market Discount, Estimated Recovery Value	1

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2015 (Unaudited)

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Morningstar Global Upstream Natural Resources Index
Investments
Common Stocks*	$2,276,308,910	$—	$—	$2,276,308,910

Total Investments	$2,276,308,910	$—	$—	$2,276,308,910

Other Financial Instruments
Assets
Futures Contracts	$1,229,634	$—	$—	$1,229,634
Forward Foreign Currency Contracts	—	2,160,667	—	2,160,667
Liabilities
Futures Contracts	(104,980)	—	—	(104,980)
Forward Foreign Currency Contracts	—	(2,908,880)	—	(2,908,880)

Total Other Financial Instruments	$1,124,654	$(748,213)	$—	$376,441

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® STOXX® Global Broad Infrastructure Index
Investments
Common Stocks*	$280,452,424	$—	$—	$280,452,424

Total Investments	$280,452,424	$—	$—	$280,452,424

Other Financial Instruments
Assets
Futures Contracts	$98,827	$—	$—	$98,827
Forward Foreign Currency Contracts	—	65,160	—	65,160
Liabilities
Futures Contracts	(10,236)	—	—	(10,236)
Forward Foreign Currency Contracts	—	(112,836)	—	(112,836)

Total Other Financial Instruments	$88,591	$(47,676)	$—	$40,915

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Global Quality Real Estate Index
Investments
Common Stocks*	$75,113,583	$—	$—	$75,113,583

Total Investments	$75,113,583	$—	$—	$75,113,583

Other Financial Instruments
Assets
Futures Contracts	$8,627	$—	$—	$8,627
Forward Foreign Currency Contracts	—	32,576	—	32,576
Liabilities
Futures Contracts	(12,029)	—	—	(12,029)
Forward Foreign Currency Contracts	—	(29,365)	—	(29,365)

Total Other Financial Instruments	$(3,402)	$3,211	$—	$(191)

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2015 (Unaudited)

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Quality Dividend Index
Investments
Common Stocks*	$673,296,055	$—	$—	$673,296,055

Total Investments	$673,296,055	$—	$—	$673,296,055

Other Financial Instruments
Liabilities
Futures Contracts	$(20,827)	$—	$—	$(20,827)

Total Other Financial Instruments	$(20,827)	$—	$—	$(20,827)

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Quality Dividend Defensive Index
Investments
Common Stocks*	$174,709,906	$—	$—	$174,709,906

Total Investments	$174,709,906	$—	$—	$174,709,906

Other Financial Instruments
Liabilities
Futures Contracts	$(5,953)	$—	$—	$(5,953)

Total Other Financial Instruments	$(5,953)	$—	$—	$(5,953)

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Quality Dividend Dynamic Index
Investments
Common Stocks*	$101,440,858	$—	$—	$101,440,858

Total Investments	$101,440,858	$—	$—	$101,440,858

Other Financial Instruments
Liabilities
Futures Contracts	$(3,232)	$—	$—	$(3,232)

Total Other Financial Instruments	$(3,232)	$—	$—	$(3,232)

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2015 (Unaudited)

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® International Quality Dividend Index
Investments
Common Stocks
Banks	$39,187,836	$3,484	$—	$39,191,320
Other*	271,378,177	—	—	271,378,177
Rights	20,174	—	—	20,174

Total Investments	$310,586,187	$3,484	$—	$310,589,671

Other Financial Instruments
Assets
Futures Contracts	$11,870	$—	$—	$11,870
Forward Foreign Currency Contracts	—	125,939	—	125,939
Liabilities
Futures Contracts	(13,372)	—	—	(13,372)
Forward Foreign Currency Contracts	—	(11,958)	—	(11,958)

Total Other Financial Instruments	$(1,502)	$113,981	$—	$112,479

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® International Quality Dividend Defensive Index
Investments
Common Stocks
Banks	$16,049,259	$13,424	$—	$16,062,683
Other*	114,399,785	—	—	114,399,785
Rights	5,139	—	—	5,139

Total Investments	$130,454,183	$13,424	$—	$130,467,607

Other Financial Instruments
Assets
Futures Contracts	$453	$—	$—	$453
Forward Foreign Currency Contracts	—	178,284	—	178,284
Liabilities
Futures Contracts	(19,397)	—	—	(19,397)
Forward Foreign Currency Contracts	—	(30,373)	—	(30,373)

Total Other Financial Instruments	$(18,944)	$147,911	$—	$128,967

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2015 (Unaudited)

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® International Quality Dividend Dynamic Index
Investments
Common Stocks
Banks	$8,206,399	$15,637	$—	$8,222,036
Other*	58,454,671	—	—	58,454,671

Total Investments	$66,661,070	$15,637	$—	$66,676,707

Other Financial Instruments
Assets
Futures Contracts	$2,583	$—	$—	$2,583
Forward Foreign Currency Contracts	—	48,569	—	48,569
Liabilities
Futures Contracts	(4,016)	—	—	(4,016)
Forward Foreign Currency Contracts	—	(29,064)	—	(29,064)

Total Other Financial Instruments	$(1,433)	$19,505	$—	$18,072

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® iBoxx 3-Year Target Duration TIPS Index
Investments
U.S. Treasury Obligations	$—	$2,117,646,447	$—	$2,117,646,447

Total Investments	$—	$2,117,646,447	$—	$2,117,646,447

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® iBoxx 5-Year Target Duration TIPS Index
Investments
U.S. Treasury Obligations	$—	$424,420,215	$—	$424,420,215

Total Investments	$—	$424,420,215	$—	$424,420,215

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Disciplined Duration MBS Index
Investments
U.S. Government & Agency Securities	$—	$11,076,716	$—	$11,076,716

Total Investments	$—	$11,076,716	$—	$11,076,716

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Credit-Scored US Corporate Bond Index
Investments
Corporate Bonds*	$—	$5,055,856	$—	$5,055,856

Total Investments	$—	$5,055,856	$—	$5,055,856

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2015 (Unaudited)

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Ready Access Variable Income
Investments
Asset-Backed Security	$—	$100,038	$—	$100,038
Corporate Bonds*	1,005,440	82,939,460	—	83,944,900
Municipal Bonds	—	2,889,836	—	2,889,836
Commercial Paper	—	5,637,253	—	5,637,253
Repurchase Agreements	—	10,000,000	—	10,000,000
U.S. Government & Agency Security	—	928,942	—	928,942

Total Investments	$1,005,440	$102,495,529	$—	$103,500,969

*	See Schedules of Investments for segregation by industry type.
[a]

During the period ended January 31, 2015 the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund changed classification of securities with an aggregated market value of $58,749 or 0.01% of the Fund’s net assets from Level 2 to Level 1 due to securities being valued at unadjusted quoted market prices.

[b]

During the period ended January 31, 2015, the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund changed classification of security with a market value of $58,067 or 0.01% of the Fund’s net assets from Level 1 to Level 2 due to security being valued with other observable inputs.

[c]

Security transferred from Level 3 to Level 2 during the period ended January 31, 2015. Transferred out of Level 3 due to a security being valued at the last trade price by the Northern Trust Asset Management PVC.

[d]

During the period ended January 31, 2015 the FlexShares Morningstar Emerging Markets Factor Tilt Index Fund changed classification of securities with an aggregated market value of $267,298 or 0.12% of the Fund’s net assets from Level 2 to Level 1 due to securities being valued at unadjusted quoted market prices.

[e]

During the period ended January 31, 2015, the FlexShares Morningstar Emerging Markets Factor Tilt Index Fund changed classification of securities with an aggregated market value of $592,823 or 0.27% of the Fund’s net assets from Level 1 to Level 2 due to securities being valued with other observable inputs.

[1]

The unobservable inputs are reviewed and compared to publicly available information for reasonableness. Values are reviewed based on available restructuring and recovery information. Values are compared to historical averages and general sector trends are taken into account. In general, an increase (decrease) in recovery or reduction (increase) in dilution would, in isolation, result in a significantly higher (lower) fair value measurement.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FlexShares Trust

By:	/s/ Shundrawn A. Thomas
Shundrawn A. Thomas
President
March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Shundrawn A. Thomas
Shundrawn A. Thomas
President
March 31, 2015

By:	/s/ Randal Rein
Randal Rein
Treasurer and Principal Financial Officer
March 31, 2015